UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5669

                 -----------------------------------------------

                                FIFTH THIRD FUNDS

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            38 Fountain Square Plaza

                             Cincinnati, Ohio 45263

-------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                       Copy to:
             E. Keith Wirtz                                Alan G. Priest
               President                                  Ropes & Gray LLP
           Fifth Third Funds                              One Metro Center
        38 Fountain Square Plaza                         700 12th Street NW
         Cincinnati, Ohio 45263                              Suite 900
                                                     Washington, DC 20005-3948


        Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2008

ITEM 1.           SCHEDULE OF INVESTMENTS.

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (95.2%)
BIOTECHNOLOGY (2.0%)
BioMarin Pharmaceuticals, Inc. *        51,000        $ 1,859
                                                  ------------

BUILDING PRODUCTS (0.4%)
Dayton Superior Corp. *                161,700            386
                                                  ------------

CAPITAL MARKETS (1.3%)
Waddell & Reed Financial, Inc.,
   Class A                              35,900          1,216
                                                  ------------

CHEMICALS (0.9%)
Terra Industries, Inc. *                21,700            822
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (4.5%)
Geo Group, Inc. (The) *                 53,400          1,413
Huron Consulting Group, Inc. *          20,000            837
Kenexa Corp. *                          49,000            857
Mobile Mini, Inc. *                     47,300          1,005
                                                  ------------
                                                        4,112
                                                  ------------

COMMUNICATIONS EQUIPMENT (2.2%)
Microtune, Inc. *                       33,275            117
Nice Systems, Ltd. ADR *                30,300            965
Polycom, Inc. *                         40,000            896
                                                  ------------
                                                        1,978
                                                  ------------

COMPUTERS & PERIPHERALS (1.1%)
Emulex Corp. *                          75,300            986
                                                  ------------

CONSTRUCTION MATERIALS (1.8%)
Texas Industries, Inc.                  21,600          1,672
                                                  ------------

CONSUMER FINANCE (2.7%)
Cardronics, Inc. *                     140,400          1,164
Cash America International, Inc.        33,400          1,362
                                                  ------------
                                                        2,526
                                                  ------------

DISTRIBUTORS (3.5%)
DXP Enterprises, Inc. *                 36,800          1,519
LKQ Corp. *                             76,700          1,669
                                                  ------------
                                                        3,188
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
NewStar Financial, Inc. *               85,400            459
                                                  ------------

DIVERSIFIED MINERALS (0.0%)
Intrepid Potash, Inc. *                    595             28
                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.4%)
Time Warner Telecom, Inc., Class A *    67,200          1,317
                                                  ------------


                                    Continued

                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT
   (5.9%)
AZZ, Inc. *                             58,700        $ 1,566
Belden, Inc.                            35,600          1,201
Energy Conversion Devices, Inc. *       46,900          1,529
Polypore International, Inc. *          50,000          1,171
                                                  ------------
                                                        5,467
                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (1.5%)
Daktronics, Inc.                        55,400            819
IPG Photonics Corp. *                   35,600            596
                                                  ------------
                                                        1,415
                                                  ------------

ENERGY EQUIPMENT & SERVICE (6.8%)
Complete Production Services, Inc. *    59,500          1,607
Core Laboratories NV *                  11,000          1,378
Superior Energy Services, Inc. *        45,500          2,019
T-3 Energy Services, Inc. *             25,000          1,320
                                                  ------------
                                                        6,324
                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.6%)
Hologic, Inc. *                         65,950          1,925
Masimo Corp. *                          34,431          1,004
NuVasive, Inc. *                        33,600          1,282
                                                  ------------
                                                         4,211
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (9.8%)
Emergency Medical Services Corp.,
   Class A *                            47,882          1,081
HealthExtras, Inc. *                    50,000          1,411
inVentiv Health, Inc. *                 48,200          1,433
MWI Veterinary Supply, Inc. *           31,450          1,084
Providence Service Corp. (The) *        57,300          1,612
Psychiatric Solutions, Inc. *           41,100          1,427
Sun Healthcare Group, Inc. *            79,635          1,047
                                                  ------------
                                                        9,095
                                                  ------------

HEALTHCARE TECHNOLOGY (1.6%)
Phase Forward, Inc. *                   81,820          1,505
                                                  ------------

HOTELS RESTAURANTS & LEISURE (2.2%)
Bally Technologies, Inc. *              25,700            866
Jack in the Box, Inc. *                 42,500          1,137
                                                  ------------
                                                        2,003
                                                  ------------

INTERNET SOFTWARE & SERVICES (3.1%)
comScore, Inc. *                        47,500            896
Cybersource Corp. *                     56,000          1,016
Vocus, Inc. *                           33,600            934
                                                  ------------
                                                        2,846
                                                  ------------


                                    Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
LIFE SCIENCES TOOLS & SERVICES (3.2%)
Icon PLC ADR *                          20,400        $ 1,469
Varian, Inc. *                          28,516          1,452
                                                  ------------
                                                        2,921
                                                  ------------

MACHINERY (1.7%)
Bucyrus International, Inc., Class A    12,700          1,599
                                                  ------------

MARINE (0.9%)
Ultrapetrol Bahamas, Ltd. *             90,200            867
                                                  ------------

MEDIA (2.7%)
Dolan Media Co. *                       57,908          1,004
RRSat Global Communications
   Network, Ltd.                       104,800          1,483
                                                  ------------
                                                        2,487
                                                  ------------

OIL & GAS (3.6%)
Carrizo Oil & Gas, Inc. *               20,500          1,302
Penn Virginia Corp.                     38,600          2,026
                                                  ------------
                                                        3,328
                                                  ------------

REIT-DIVERSIFIED (1.7%)
Digital Realty Trust, Inc.              41,100          1,593
                                                  ------------

RETAIL-APPAREL/SHOE (1.4%)
J Crew Group, Inc. *                    26,300          1,249
                                                  ------------

SCHOOLS (1.3%)
American Public Education, Inc. *       38,567          1,242
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.9%)
Advanced Energy Industries, Inc. *      79,000          1,106
Atheros Communications, Inc. *          28,800            767
Diodes, Inc. *                          46,000          1,244
Netlogic Microsystems, Inc. *           41,600          1,364
                                                  ------------
                                                        4,481
                                                  ------------

SOFTWARE (8.2%)
Ansys, Inc. *                           26,000          1,046
Concur Technologies, Inc. *             22,669            751
Micros Systems, Inc. *                  34,700          1,237
Nuance Communications, Inc. *           87,200          1,769
PROS Holdings, Inc. *                  100,063          1,169
Ultimate Software Group, Inc. *         47,800          1,567
                                                  ------------
                                                        7,539
                                                  ------------

SPECIALTY RETAIL (3.3%)
Aeropostale, Inc. *                     59,150          1,880
Stage Stores, Inc.                      74,300          1,170
                                                  ------------
                                                        3,050
                                                  ------------

                                    Continued



                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
TEXTILES APPAREL & LUXURY GOODS (2.8%)
Iconix Brand Group, Inc. *              91,150        $ 1,451
Skechers U.S.A., Inc., Class A *        48,800          1,154
                                                  ------------
                                                        2,605
                                                  ------------

TRANSPORTATION (1.7%)
Aegean Marine Petroleum Network,
   Inc.                                 43,600          1,586
                                                  ------------

TOTAL COMMON STOCKS                                    87,962
                                                  ------------

INVESTMENTS IN AFFILIATES (3.8%)
Fifth Third Institutional Money
   Market Fund (a)                   3,467,836          3,468
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         3,468
                                                  ------------

TOTAL INVESTMENTS (COST $82,437) - 99.0%               91,430

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%              953
                                                  ------------

NET ASSETS - 100.0%                                  $ 92,383
                                                  ============


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


The following abbreviations are used in the Schedule of Investments:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust


                     See notes to schedules of investments.

MID CAP GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (4.1%)
BE Aerospace, Inc. *                    84,356        $ 3,405
Precision Castparts Corp.               52,800          6,207
Spirit Aerosystems Holdings, Inc.,
   Class A *                            86,100          2,511
                                                  ------------
                                                       12,123
                                                  ------------

CAPITAL MARKETS (3.3%)
Affiliated Managers Group, Inc. *       44,900          4,460
T Rowe Price Group, Inc.                88,400          5,177
                                                  ------------
                                                        9,637
                                                  ------------

CHEMICALS (3.5%)
CF Industries Holdings, Inc.            36,000          4,813
FMC Corp.                               88,400          5,550
                                                  ------------
                                                       10,363
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (5.4%)
Corrections Corp. of America *         206,700          5,271
Manpower, Inc.                          68,400          4,592
Stericycle, Inc. *                     111,200          5,936
                                                  ------------
                                                       15,799
                                                  ------------

COMMUNICATIONS EQUIPMENT (1.3%)
Ciena Corp. *                           18,000            609
Juniper Networks, Inc. *               118,000          3,259
                                                  ------------
                                                        3,868
                                                  ------------

COMPUTERS & PERIPHERALS (1.2%)
Brocade Communications Systems,
   Inc. *                              199,600          1,429
NetApp, Inc. *                          87,200          2,110
                                                  ------------
                                                        3,539
                                                  ------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials, Inc.         41,300          4,517
                                                  ------------

CONTAINERS & PACKAGING (1.7%)
Owens-Illinois, Inc. *                  92,700          5,112
                                                  ------------

DIVERSIFIED CONSUMER SERVICES (1.2%)
Apollo Group, Inc., Class A *           68,400          3,482
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
IntercontinentalExchange, Inc. *        22,500          3,491
                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (1.9%)
Mettler Toledo International, Inc. *    60,200          5,735
                                                  ------------

ENERGY EQUIPMENT & SERVICES (10.4%)
Core Laboratories NV *                  18,620          2,333

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
ENERGY EQUIPMENT & SERVICES, CONTINUED
National Oilwell Varco, Inc. *          89,100        $ 6,099
Oceaneering International, Inc. *       85,500          5,710
Superior Energy Services, Inc. *       116,200          5,157
Exterran Holdings, Inc. *               90,000          6,011
Transocean, Inc. *                      36,906          5,442
                                                  ------------
                                                       30,752
                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (5.0%)
Dentsply International, Inc.           126,000          4,898
Gen-Probe, Inc. *                       58,476          3,296
Hologic, Inc. *                        134,000          3,911
Varian Medical Systems, Inc. *          57,001          2,672
                                                  ------------
                                                       14,777
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (3.7%)
Express Scripts, Inc. *                 78,400          5,490
Pediatrix Medical Group, Inc. *         80,650          5,486
                                                  ------------
                                                       10,976
                                                  ------------

HOTELS RESTAURANTS & LEISURE (4.6%)
Burger King Holdings, Inc.             186,800          5,212
International Game Technology          116,900          4,061
Marriott International, Inc.,
   Class A                             121,200          4,157
                                                  ------------
                                                       13,430
                                                  ------------

INDUSTRIAL CONGLOMERATES (2.1%)
McDermott International, Inc. *        114,100          6,113
                                                  ------------

INSURANCE (1.5%)
ProAssurance Corp. *                    84,800          4,488
                                                  ------------

INTERNET SOFTWARE & SERVICES (1.0%)
Akamai Technologies, Inc. *             83,400          2,983
                                                  ------------

IT SERVICES (4.1%)
Cognizant Technology Solutions
   Corp., Class A *                     85,500          2,757
Mastercard, Inc., Class A               27,100          7,538
Paychex, Inc.                           47,000          1,709
                                                  ------------
                                                       12,004
                                                  ------------

LIFE SCIENCES TOOLS & SERVICES (4.7%)
PerkinElmer, Inc.                      195,300          5,187
Pharmaceutical Product Development,
   Inc.                                 93,400          3,869
Qiagen NV *                            221,000          4,908
                                                  ------------
                                                       13,964
                                                  ------------

MACHINERY (5.2%)
IDEX Corp.                             120,800          4,432

                                    Continued

MID CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
MACHINERY, CONTINUED
ITT Corp.                               70,600        $ 4,518
Joy Global, Inc.                        87,000          6,460
                                                  ------------
                                                       15,410
                                                  ------------

OIL & GAS (3.6%)
Ultra Petroleum Corp. *                 73,400          6,097
XTO Energy, Inc.                        70,000          4,330
                                                  ------------
                                                       10,427
                                                  ------------

PERSONAL PRODUCTS (1.9%)
Herbalife, Ltd.                        129,700          5,678
                                                  ------------

PHARMACEUTICALS (0.8%)
Allergan, Inc.                          40,800          2,300
                                                  ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT
   (1.2%)
Jones Lang LaSalle, Inc.                43,700          3,392
                                                  ------------

REIT-DIVERSIFIED (0.9%)
CapitalSource, Inc.                    186,800          2,625
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (5.3%)
Cypress Semiconductor Corp. *           71,300          2,005
Kla-Tencor Corp.                       112,400          4,910
MEMC Electronic Materials, Inc. *       41,700          2,626
Nvidia Corp. *                          92,700          1,905
Xilinx, Inc.                           171,100          4,238
                                                  ------------
                                                       15,684
                                                  ------------

SOFTWARE (6.2%)
Activision, Inc. *                     163,979          4,436
Electronic Arts, Inc. *                 52,796          2,717
Intuit, Inc. *                         161,000          4,342
McAfee, Inc. *                          14,100            469
Nuance Communications, Inc. *          171,100          3,470
Salesforce.com, Inc. *                  42,100          2,809
                                                  ------------
                                                       18,243
                                                  ------------

SPECIALTY RETAIL (4.9%)
Abercrombie & Fitch Co., Class A        63,300          4,704
Guess ?, Inc.                          111,200          4,257
Urban Outfitters, Inc. *               159,700          5,470
                                                  ------------
                                                       14,431
                                                  ------------

TEXTILES APPAREL & LUXURY GOODS (2.3%)
Coach, Inc. *                          104,750          3,726
Polo Ralph Lauren Corp., Class A        49,900          3,099
                                                  ------------
                                                        6,825
                                                  ------------


                                    Continued



                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
UTILITIES (1.4%)
NRG Energy, Inc. *                      96,200        $ 4,228
                                                  ------------

WIRELESS TELECOMMUNICATION SERVICES
   (1.9%)
American Tower Corp., Class A *        131,200          5,697
                                                  ------------

TOTAL COMMON STOCKS                                   292,093
                                                  ------------

INVESTMENTS IN AFFILIATES (2.6%)
Fifth Third Institutional Money
   Market Fund (a)                   7,652,368          7,652
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         7,652
                                                  ------------

TOTAL INVESTMENTS (COST $248,612) - 101.6%            299,745

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%         (4,833)
                                                  ------------

NET ASSETS - 100.0%                                  $294,912
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Investments:
REIT - Real Estate Investment Trust


           See notes to schedules of investments.

QUALITY GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (2.8%)
Honeywell International, Inc.          125,000      $   7,425
United Technologies Corp.              125,000          9,059
                                                  ------------
                                                       16,484
                                                  ------------

AUTO COMPONENTS (1.5%)
Johnson Controls, Inc.                 250,000          8,815
                                                  ------------

BEVERAGES (1.2%)
Coca-Cola Co. (The)                    120,000          7,064
                                                  ------------

BIOTECHNOLOGY (2.2%)
Gilead Sciences, Inc. *                245,000         12,681
                                                  ------------

CAPITAL MARKETS (5.0%)
BlackRock, Inc.                         35,000          7,063
Northern Trust Corp.                   160,000         11,857
T Rowe Price Group, Inc.               170,000          9,955
                                                  ------------
                                                       28,875
                                                  ------------

CHEMICALS (5.5%)
Ecolab, Inc.                             7,300            335
Monsanto Co.                            90,000         10,262
Potash Corp. of Saskatchewan            53,000          9,749
Praxair, Inc.                          125,000         11,414
                                                  ------------
                                                       31,760
                                                  ------------

COMMERCIAL BANKS (0.1%)
US Bancorp                              16,000            542
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Stericycle, Inc. *                     159,000          8,487
                                                  ------------

COMMUNICATIONS EQUIPMENT (4.2%)
Cisco Systems, Inc. *                  390,000         10,000
Corning, Inc.                          250,000          6,677
Nokia Corp. Oyj ADR                    260,000          7,818
                                                  ------------
                                                       24,495
                                                  ------------

COMPUTERS & PERIPHERALS (7.2%)
Apple, Inc. *                           78,000         13,568
EMC Corp. *                            400,000          6,160
Hewlett-Packard Co.                    200,000          9,270
International Business Machines
   Corp.                               107,000         12,915
                                                  ------------
                                                       41,913
                                                  ------------

CONSTRUCTION & ENGINEERING (1.3%)
Fluor Corp.                             50,000          7,644
                                                  ------------

                                   Continued

                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES (1.0%)
CME Group, Inc.                         11,675        $ 5,341
JPMorgan Chase & Co.                     6,000            286
                                                  ------------
                                                        5,627
                                                  ------------

ELECTRIC UTILITIES (1.3%)
FPL Group, Inc.                        115,000          7,623
                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT (2.6%)
Emerson Electric Co.                   180,000          9,407
Roper Industries, Inc.                  90,000          5,591
                                                  ------------
                                                       14,998
                                                  ------------

ENERGY EQUIPMENT & SERVICES (5.6%)
Cameron International Corp. *          160,000          7,877
Nabors Industries, Ltd. *              210,000          7,883
Transocean, Inc. *                      65,000          9,585
Weatherford International, Ltd. *       90,000          7,260
                                                  ------------
                                                       32,605
                                                  ------------

FOOD & STAPLES RETAILING (1.1%)
Kroger Co. (The)                       240,000          6,540
                                                  ------------

FOOD PRODUCTS (3.0%)
HJ Heinz Co.                           130,000          6,114
Kellogg Co.                            220,000         11,257
                                                  ------------
                                                       17,371
                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.9%)
Baxter International, Inc.             214,000         13,337
Becton Dickinson & Co.                  91,000          8,135
St Jude Medical, Inc. *                160,000          7,005
                                                  ------------
                                                       28,477
                                                  ------------

HOTELS RESTAURANTS & LEISURE (4.2%)
Burger King Holdings, Inc.             320,000          8,928
Chipotle Mexican Grill, Inc.,
   Class A *                            30,000          2,944
McDonald's Corp.                       215,000         12,810
                                                  ------------
                                                       24,682
                                                  ------------

HOUSEHOLD PRODUCTS (3.1%)
Colgate-Palmolive Co.                  140,000          9,898
Procter & Gamble Co.                   125,000          8,381
                                                  ------------
                                                       18,279
                                                  ------------

INTERNET SOFTWARE & SERVICES (2.1%)
Google, Inc., Class A *                 21,000         12,060
                                                  ------------

LIFE SCIENCES TOOLS & SERVICES (1.8%)
Thermo Fisher Scientific, Inc. *       180,000         10,417
                                                  ------------


                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
MACHINERY (5.9%)
Caterpillar, Inc.                      110,000        $ 9,007
Danaher Corp.                          118,000          9,207
Deere & Co.                              3,500            294
Flowserve Corp.                         65,000          8,066
Illinois Tool Works, Inc.              146,000          7,634
                                                  ------------
                                                       34,208
                                                  ------------

METALS & MINING (2.5%)
Freeport-McMoRan Copper & Gold, Inc.    65,000          7,394
United States Steel Corp.               45,000          6,928
                                                  ------------
                                                       14,322
                                                  ------------

OIL & GAS (6.3%)
Apache Corp.                            67,000          9,024
Chevron Corp.                           90,000          8,653
Consol Energy, Inc.                    105,000          8,501
Devon Energy Corp.                      90,000         10,206
Occidental Petroleum Corp.               4,000            333
                                                  ------------
                                                       36,717
                                                  ------------

PHARMACEUTICALS (4.3%)
Abbott Laboratories                    150,000          7,913
Johnson & Johnson                      160,000         10,734
Merck & Co., Inc.                      160,000          6,086
                                                  ------------
                                                       24,733
                                                  ------------

RETAIL-APPAREL/SHOE (1.0%)
J Crew Group, Inc. *                   120,000          5,700
                                                  ------------

ROAD & RAIL (1.3%)
Union Pacific Corp.                     50,000          7,260
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.1%)
Intel Corp.                            540,000         12,020
                                                  ------------

SOFTWARE (6.4%)
Activision, Inc. *                     320,000          8,656
Microsoft Corp.                        610,000         17,397
Oracle Corp. *                         520,000         10,842
                                                  ------------
                                                       36,895
                                                  ------------

SPECIALTY RETAIL (4.1%)
Best Buy Co., Inc.                     132,000          5,679
Dick's Sporting Goods, Inc. *          200,000          5,720
GameStop Corp., Class A *              105,000          5,779
Urban Outfitters, Inc. *               200,000          6,850
                                                  ------------
                                                       24,028
                                                  ------------




                                    Continued

                                       SHARES        VALUE
                                    --------------------------

COMMON STOCKS, CONTINUED
TEXTILES APPAREL & LUXURY GOODS (1.5%)
Nike, Inc., Class B                    130,000      $   8,684
                                                  ------------

TOTAL COMMON STOCKS                                   572,006
                                                  ------------

                                    PRINCIPAL
                                      AMOUNT
                                    -----------
ASSET-BACKED SECURITIES (0.1%)
HOME EQUITY OTHER (0.1%)
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE5, Class A4, 4.34%,
   9/25/34 (a) (d)                       $ 385            380
                                                  ------------

MANUFACTURED HOUSING ABS OTHER (0.0%)
Green Tree Financial Corp., Series
   1995-4, Class M1, 7.60%, 6/15/25 (a)    216            219
                                                  ------------

OTHER ABS (0.0%)
Aerco, Ltd., Series 2A, Class A3,
   3.18%, 7/15/25 (a) (b) (d)               85             69
                                                  ------------

TOTAL ASSET-BACKED SECURITIES                             668
                                                  ------------

CORPORATE BONDS (0.0%)
COMMERCIAL BANKS-CENTRAL U.S. (0.0%)
Bank One Capital III, 8.75%, 9/1/30        175            191
                                                  ------------

TOTAL CORPORATE BONDS                                     191
                                                  ------------

MORTGAGE-BACKED SECURITIES (1.0%)
WL COLLATERAL CMO OTHER (0.9%)
American Home Mortgage Investment
   Trust, Series 2005-2, Class 5A4D,
   5.33%, 9/25/35                        1,500          1,246
Banc of America Funding Corp.,
   Series 2006-G, Class 3A2, 5.75%,
   7/20/36 (a) (d)                       1,585          1,535
Bear Stearns Adjustable Rate
   Mortgage Trust, Series 2005-12,
   Class 13A1, 5.44%, 2/25/36 (a)          806            734
Chaseflex Trust, Series 2006-1,
   Class A2A, 5.94%, 6/25/36 (a)           400            379
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 5.78%,
   7/25/35 (a)                             167            139
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.85%,
   2/25/35 (a)                             333            320
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                                 613            613


                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                    -----------   ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
WaMu Mortgage Pass Through
   Certificates, Series 2004-AR3,
   Class A2, 4.24%, 6/25/34 (a)          $ 316          $ 306
                                                  ------------
                                                        5,272
                                                  ------------

WL COLLATERAL CMO SEQUENTIAL (0.1%)
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                 185            175
Countrywide Alternative Loan Trust,
   Series 2005-74T1, Class A1, 6.00%,
   1/25/36                                 336            299
                                                  ------------
                                                          474
                                                  ------------

WL COLLATERAL SUPPORT (0.0%)
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 5.76%,
   11/25/35 (a)                            140             75
                                                  ------------

TOTAL MORTGAGE-BACKED SECURITIES                        5,821
                                                  ------------

U.S. GOVERNMENT AGENCIES (0.1%)
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (0.0%)
0.55%, 4/16/46 IO (a) (d)                3,391            123
                                                  ------------

FANNIE MAE (0.1%)
6.00%, 8/25/33 (a)                         348            346
5.50%, 4/25/37                             249            217
                                                  ------------
                                                          563
                                                  ------------

FREDDIE MAC (0.0%)
5.50%, 3/15/35                             235            236
                                                  ------------

TOTAL U.S. GOVERNMENT AGENCIES                            922
                                                  ------------

                                      SHARES
                                    -----------
INVESTMENTS IN AFFILIATES (1.3%)
Fifth Third Institutional Money
   Market Fund (c)                   7,711,301          7,711
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         7,711
                                                  ------------

TOTAL INVESTMENTS (COST $485,482) - 101.1%            587,319

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%         (6,344)
                                                  ------------

NET ASSETS - 100.0%                                  $580,975
                                                  ============




                                    Continued

NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at April 30, 2008 using procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
IO - Interest Only
WL - Whole Loan

           See notes to schedules of investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (128.6%)
AEROSPACE & DEFENSE (2.2%)
Honeywell International, Inc. (c)       12,254          $ 728
L-3 Communications Holdings, Inc.       12,491          1,392
Northrop Grumman Corp.                     328             24
Raytheon Co. (c)                        24,204          1,548
                                                  ------------
                                                        3,692
                                                  ------------

AIR FREIGHT & LOGISTICS (0.4%)
United Parcel Service, Inc., Class B     8,783            636
                                                  ------------

AIRLINES (1.3%)
Southwest Airlines Co. (c)             162,319          2,149
                                                  ------------

BEVERAGES (2.6%)
Molson Coors Brewing Co., Class B        4,035            221
Pepsi Bottling Group, Inc. (c)          57,387          1,935
PepsiCo, Inc. (c)                       31,822          2,181
                                                  ------------
                                                        4,337
                                                  ------------

BIOTECHNOLOGY (2.5%)
Celgene Corp. *                          2,965            184
Cephalon, Inc. * (c)                    10,333            645
Genentech, Inc. *                        6,834            466
Genzyme Corp. * (c)                      8,621            606
Gilead Sciences, Inc. * (c)             44,608          2,309
                                                  ------------
                                                        4,210
                                                  ------------

BUILDING PRODUCTS (0.3%)
Masco Corp. (c)                         24,399            444
                                                  ------------

CAPITAL MARKETS (4.1%)
Ameriprise Financial, Inc.                  83              4
Bank of New York Mellon Corp. (The)      5,197            226
Charles Schwab Corp. (The) (c)           8,506            184
Federated Investors, Inc., Class B       8,836            296
Goldman Sachs Group, Inc. (The) (c)     14,944          2,860
Janus Capital Group, Inc. (c)           49,197          1,380
Lehman Brothers Holdings, Inc. (c)       7,205            319
Merrill Lynch & Co., Inc. (c)           13,000            648
Morgan Stanley (c)                      17,085            830
T Rowe Price Group, Inc.                 2,135            125
                                                  ------------
                                                        6,872
                                                  ------------

CHEMICALS (2.6%)
Air Products & Chemicals, Inc.             150             15
Ashland, Inc. (c)                       28,925          1,533
Dow Chemical Co. (The) (c)              15,657            629
Eastman Chemical Co.                       743             55
Ecolab, Inc. (c)                         9,464            435
Praxair, Inc.                           16,771          1,531
Sigma-Aldrich Corp.                      1,654             94
                                                  ------------
                                                        4,292
                                                  ------------

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
COMMERCIAL BANKS (2.5%)
Comerica, Inc. (c)                      28,876        $ 1,003
Wachovia Corp. (c)                      41,100          1,198
Wells Fargo & Co. (c)                   66,788          1,987
                                                  ------------
                                                        4,188
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
Allied Waste Industries, Inc. * (c)     27,892            345
Monster Worldwide, Inc. *                3,187             77
Robert Half International, Inc. (c)     20,563            487
Waste Management, Inc. (c)               9,491            343
                                                  ------------
                                                        1,252
                                                  ------------

COMMUNICATIONS EQUIPMENT (3.6%)
Cisco Systems, Inc. * (c)               42,796          1,097
Juniper Networks, Inc. * (c)            63,113          1,743
Qualcomm, Inc. (c)                      73,371          3,169
                                                  ------------
                                                        6,009
                                                  ------------

COMPUTERS & PERIPHERALS (4.5%)
Apple, Inc. * (c)                       10,373          1,804
International Business Machines
   Corp. (c)                            29,965          3,617
QLogic Corp. * (c)                     134,370          2,145
                                                  ------------
                                                        7,566
                                                  ------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.                              2,536            388
                                                  ------------

CONSUMER FINANCE (0.8%)
Capital One Financial Corp. (c)         22,159          1,175
Discover Financial Services (c)          6,546            119
                                                  ------------
                                                        1,294
                                                  ------------

CONTAINERS & PACKAGING (1.6%)
Ball Corp. (c)                          38,698          2,081
Bemis Co., Inc.                          7,827            206
Sealed Air Corp.                        14,523            367
Temple-Inland, Inc. (c)                  2,374             28
                                                  ------------
                                                        2,682
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (5.2%)
Bank of America Corp. (c)               44,222          1,660
Citigroup, Inc.                         63,725          1,610
IntercontinentalExchange, Inc. *         1,191            185
JPMorgan Chase & Co. (c)                83,422          3,975
Leucadia National Corp.                 13,141            673
Nasdaq Stock Market, Inc. (The) * (c)   16,153            589
                                                  ------------
                                                        8,692
                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (4.9%)
AT&T, Inc. (c)                          77,916          3,016

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
DIVERSIFIED TELECOMMUNICATION
   SERVICES, CONTINUED
CenturyTel, Inc. (c)                    48,890        $ 1,587
Embarq Corp. (c)                        25,862          1,075
Fairpoint Communications, Inc.           1,238             11
Verizon Communications, Inc. (c)        65,660          2,527
                                                  ------------
                                                        8,216
                                                  ------------

ELECTRIC UTILITIES (2.9%)
Duke Energy Corp. (c)                   44,640            817
Edison International (c)                20,503          1,070
FirstEnergy Corp. (c)                   35,510          2,686
Pepco Holdings, Inc.                     2,899             72
Pinnacle West Capital Corp. (c)          5,552            189
                                                  ------------
                                                        4,834
                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (1.2%)
Emerson Electric Co. (c)                18,588            972
Rockwell Automation, Inc. (c)           17,819            966
                                                  ------------
                                                        1,938
                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.1%)
Molex, Inc.                              3,895            111
                                                  ------------

ENERGY EQUIPMENT & SERVICE (4.3%)
Cameron International Corp. * (c)       28,265          1,391
FMC Technologies, Inc. *                 3,560            239
Halliburton Co.                         42,119          1,934
National Oilwell Varco, Inc. * (c)      24,853          1,701
Noble Corp.                              1,511             85
Schlumberger, Ltd.                       2,814            283
Smith International, Inc.               21,160          1,619
                                                  ------------
                                                        7,252
                                                  ------------

FOOD & STAPLES RETAILING (2.9%)
Kroger Co. (The)                        34,798            948
Safeway, Inc. (c)                       12,680            401
SUPERVALU, Inc. (c)                     68,566          2,269
Wal-Mart Stores, Inc. (c)               19,706          1,143
                                                  ------------
                                                        4,761
                                                  ------------

FOOD PRODUCTS (2.9%)
General Mills, Inc.                     37,523          2,266
HJ Heinz Co. (c)                         2,032             96
Kellogg Co.                             41,064          2,101
WM Wrigley Jr. Co.                       4,355            332
                                                  ------------
                                                        4,795
                                                  ------------

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
GAS-DISTRIBUTION (1.2%)
Oneok, Inc. (c)                         40,378        $ 1,943
                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.2%)
Baxter International, Inc. (c)          23,292          1,452
Becton Dickinson & Co.                     754             67
Kinetic Concepts, Inc. *                 4,091            162
Medtronic, Inc. (c)                     20,084            978
Stryker Corp. (c)                       15,323            993
                                                  ------------
                                                        3,652
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (4.9%)
Aetna, Inc. (c)                         30,726          1,340
AmerisourceBergen Corp. (c)              7,467            303
Cigna Corp. (c)                         29,634          1,266
Express Scripts, Inc. * (c)             17,836          1,249
Humana, Inc. * (c)                      19,427            928
Medco Health Solutions, Inc. * (c)      28,007          1,387
UnitedHealth Group, Inc. (c)            32,494          1,060
WellPoint, Inc. * (c)                   12,183            606
                                                  ------------
                                                        8,139
                                                  ------------

HOTELS RESTAURANTS & LEISURE (3.1%)
Darden Restaurants, Inc.                 2,505             89
International Game Technology (c)       35,835          1,245
McDonald's Corp.                        51,110          3,045
Tim Hortons, Inc. (c)                    5,787            199
Yum! Brands, Inc. (c)                   15,507            631
                                                  ------------
                                                        5,209
                                                  ------------

HOUSEHOLD DURABLES (0.9%)
DR Horton, Inc.                         47,797            740
NVR, Inc. * (c)                          1,317            808
                                                  ------------
                                                        1,548
                                                  ------------

HOUSEHOLD PRODUCTS (2.0%)
Procter & Gamble Co. (c)                49,775          3,337
                                                  ------------

INDUSTRIAL CONGLOMERATES (3.2%)
3M Co.                                   2,070            159
General Electric Co. (b) (c)            83,524          2,732
Textron, Inc.                               69              4
Tyco International, Ltd.                51,380          2,404
                                                  ------------
                                                        5,299
                                                  ------------

INSURANCE (4.1%)
Aflac, Inc. (c)                         27,864          1,858
American International Group,
   Inc. (c)                             34,762          1,606
Chubb Corp. (c)                         19,049          1,009
MetLife, Inc. (c)                       20,061          1,221


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
INSURANCE, CONTINUED
Travelers Cos., Inc. (The) (c)          21,493        $ 1,083
                                                  ------------
                                                        6,777
                                                  ------------

INTERNET & CATALOG RETAIL (0.7%)
Amazon.Com, Inc. *                      10,907            857
Expedia, Inc. * (c)                     11,707            296
                                                  ------------
                                                        1,153
                                                  ------------

INTERNET SOFTWARE & SERVICES (2.9%)
eBay, Inc. * (c)                        94,580          2,960
VeriSign, Inc. * (c)                    38,899          1,402
Yahoo!, Inc. *                          18,315            502
                                                  ------------
                                                        4,864
                                                  ------------

IT SERVICES (2.2%)
Affiliated Computer Services, Inc.,
   Class A *                             1,023             54
Automatic Data Processing, Inc. (c)     15,195            672
Computer Sciences Corp. * (c)           46,484          2,026
DST Systems, Inc. *                      6,137            367
Paychex, Inc.                            1,299             47
Western Union Co. (The) (c)             22,373            515
                                                  ------------
                                                        3,681
                                                  ------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak Co.                       27,259            488
Hasbro, Inc.                             2,493             88
                                                  ------------
                                                          576
                                                  ------------

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Applera Corp. - Applied Biosystems
   Group (c)                            10,287            328
PerkinElmer, Inc. (c)                   20,077            533
Thermo Fisher Scientific, Inc. *        15,457            895
                                                  ------------
                                                        1,756
                                                  ------------

MACHINERY (2.1%)
Caterpillar, Inc. (c)                    8,872            727
Cummins, Inc.                            2,385            149
Ingersoll-Rand Co., Ltd., Class A       33,424          1,483
Parker Hannifin Corp. (c)               13,476          1,076
                                                  ------------
                                                        3,435
                                                  ------------

MEDIA (4.0%)
CBS Corp., Class B (c)                  77,020          1,777
Clear Channel Communications, Inc.       6,819            205
DIRECTV Group, Inc. (The) *             26,109            643
News Corp., Class A (c)                  9,267            166
Omnicom Group, Inc.                      4,061            194
Time Warner, Inc.                       38,372            570
Viacom, Inc., Class B * (c)              5,481            211

                                    Continued

                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
MEDIA, CONTINUED
Walt Disney Co. (The) (c)               89,273        $ 2,895
                                                  ------------
                                                        6,661
                                                  ------------

METALS & MINING (0.9%)
Alcoa, Inc. (c)                         28,897          1,005
Newmont Mining Corp. (c)                12,774            565
                                                  ------------
                                                        1,570
                                                  ------------

MULTILINE RETAIL (1.1%)
Big Lots, Inc. * (c)                    11,823            320
Dollar Tree, Inc. * (c)                  2,643             83
Family Dollar Stores, Inc. (c)          25,173            539
Macy's, Inc. (c)                        34,249            866
                                                  ------------
                                                        1,808
                                                  ------------

MULTI-UTILITIES (2.6%)
Dominion Resources, Inc. (c)            40,474          1,756
DTE Energy Co. (c)                      59,819          2,412
NiSource, Inc.                           8,950            160
                                                  ------------
                                                        4,328
                                                  ------------

OIL & GAS (10.5%)
Chevron Corp. (c)                       27,877          2,680
ConocoPhillips (c)                      36,903          3,179
Exxon Mobil Corp.                       87,258          8,121
Frontier Oil Corp. (c)                   1,435             36
Hess Corp. (c)                           6,392            679
Sunoco, Inc. (c)                        24,146          1,121
Tesoro Corp. (c)                        15,607            392
Valero Energy Corp. (c)                 26,711          1,305
                                                  ------------
                                                       17,513
                                                  ------------

PHARMACEUTICALS (5.7%)
Bristol-Myers Squibb Co. (c)            35,884            788
Eli Lilly & Co.                         36,468          1,756
Forest Laboratories, Inc. * (c)         34,065          1,182
Johnson & Johnson (c)                   20,322          1,363
Merck & Co., Inc. (c)                   45,574          1,734
Pfizer, Inc.                            65,605          1,319
Watson Pharmaceuticals, Inc. *          41,748          1,296
                                                  ------------
                                                        9,438
                                                  ------------

REIT-DIVERSIFIED (0.1%)
CapitalSource, Inc. (c)                  8,445            119
                                                  ------------

REIT-FORESTRY (0.8%)
Plum Creek Timber Co., Inc. (c)         34,198          1,397
                                                  ------------

REIT-HOTELS (0.3%)
Host Hotels & Resorts, Inc. (c)         25,571            440
                                                  ------------


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
REIT-MORTGAGE (0.4%)
Annaly Capital Management, Inc. (c)     39,391          $ 660
                                                  ------------

REIT-WAREHOUSE/INDUSTRY (0.5%)
Prologis (c)                            13,012            815
                                                  ------------

ROAD & RAIL (1.2%)
Norfolk Southern Corp. (c)              31,759          1,892
Union Pacific Corp. (c)                    824            120
                                                  ------------
                                                        2,012
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.0%)
Applied Materials, Inc. (c)             80,050          1,494
Intel Corp.                             88,000          1,959
National Semiconductor Corp. (c)        37,881            772
Novellus Systems, Inc. *                   802             18
Nvidia Corp. * (c)                      15,388            316
Texas Instruments, Inc. (c)             72,579          2,116
                                                  ------------
                                                        6,675
                                                  ------------

SOFTWARE (4.6%)
BMC Software, Inc. * (c)                65,297          2,270
Microsoft Corp. (b) (c)                177,152          5,052
Oracle Corp. *                          16,182            337
                                                  ------------
                                                        7,659
                                                  ------------

SPECIALTY RETAIL (3.0%)
AutoZone, Inc. * (c)                     7,793            941
Best Buy Co., Inc. (c)                  14,946            643
GameStop Corp., Class A *               20,733          1,141
Gap, Inc. (The) (c)                     31,430            585
Home Depot, Inc.                           382             11
Tiffany & Co.                            3,805            166
TJX Cos., Inc. (c)                      47,676          1,536
                                                  ------------
                                                        5,023
                                                  ------------

TEXTILES APPAREL & LUXURY GOODS (1.1%)
Coach, Inc. * (c)                        4,840            172
Nike, Inc., Class B (c)                 18,649          1,246
Polo Ralph Lauren Corp., Class A (c)     7,501            466
                                                  ------------
                                                        1,884
                                                  ------------

TOBACCO (1.6%)
Altria Group, Inc. (c)                  36,493            730
Philip Morris International, Inc. *     36,493          1,862
Reynolds American, Inc.                  2,147            116
                                                  ------------
                                                        2,708
                                                  ------------

UTILITIES (0.6%)
AES Corp. (The) * (c)                   53,099            922
                                                  ------------


                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
WIRELESS TELECOMMUNICATION SERVICES
   (0.3%)
American Tower Corp., Class A *         11,988          $ 521
                                                  ------------

TOTAL COMMON STOCKS                                   214,132
                                                  ------------

INVESTMENTS IN AFFILIATES (1.5%)
Fifth Third Institutional Money
   Market Fund (a)                   2,435,309          2,435
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         2,435
                                                  ------------

TOTAL INVESTMENTS (COST $209,436) - 130.1%            216,567

SECURITIES SOLD SHORT
   (PROCEEDS $57,331) - (29.8)%                       (49,631)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%           (432)
                                                  ------------

NET ASSETS - 100.0%                                  $166,504
                                                  ============


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (29.8)%
AEROSPACE & DEFENSE (0.2)%
Precision Castparts Corp.               (1,774)        $ (209)
Rockwell Collins, Inc.                  (3,093)          (195)
                                                  ------------
                                                         (404)
                                                  ------------

AUTO PARTS & EQUIPMENT (0.3)%
O'Reilly Automotive, Inc. *            (17,266)          (498)
                                                  ------------

BUILDING & CONSTRUCTION
   PRODUCTION-MISCELLANEOUS (0.3)%
Owens Corning, Inc. *                  (19,856)          (419)
                                                  ------------

CELLULAR TELECOM (0.7)%
NII Holdings, Inc., Class B *          (24,541)        (1,123)
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (1.1)%
Equifax, Inc.                           (8,468)          (324)
Pitney Bowes, Inc.                     (41,289)        (1,491)
                                                  ------------
                                                       (1,815)
                                                  ------------

COMPUTERS & PERIPHERALS (0.1)%
SanDisk Corp. *                         (8,222)          (223)
                                                  ------------

CONSTRUCTION MATERIALS (0.4)%
Vulcan Materials Co.                   (10,509)          (723)
                                                  ------------

CONTAINERS & PACKAGING (0.2)%
Pactiv Corp. *                         (10,800)          (257)
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (0.2)%
Moody's Corp.                           (7,698)          (285)
                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.5)%
Citizens Communications Co.           (134,840)        (1,446)
Qwest Communications International,
   Inc.                               (194,975)        (1,006)
                                                  ------------
                                                       (2,452)
                                                  ------------

ELECTRIC UTILITIES (0.5)%
Allegheny Energy, Inc.                 (15,464)          (832)
                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (0.0)%
Energizer Holdings, Inc. *                (339)           (27)
                                                  ------------

ELECTRIC-INTEGRATED (0.0)%
Ameren Corp.                            (1,556)           (71)
                                                  ------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS
   (0.2)%
Advanced Micro Devices, Inc. *         (47,523)        $ (283)
                                                  ------------

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.0)%
Jabil Circuit, Inc.                     (6,590)           (72)
                                                  ------------

ENERGY EQUIPMENT & SERVICE (0.9)%
BJ Services Co.                        (36,127)        (1,021)
Transocean, Inc. *                      (3,127)          (461)
                                                  ------------
                                                       (1,482)
                                                  ------------

FOOD & STAPLES RETAILING (0.5)%
Whole Foods Market, Inc.               (27,745)          (906)
                                                  ------------

FOOD PRODUCTS (0.9)%
ConAgra Foods, Inc.                    (26,886)          (633)
Hershey Co. (The)                       (4,511)          (169)
Sara Lee Corp.                         (49,232)          (714)
                                                  ------------
                                                       (1,516)
                                                  ------------

FOOD-MEAT PRODUCTS (1.3)%
Smithfield Foods, Inc. *               (76,502)        (2,194)
                                                  ------------

GAS-DISTRIBUTION (0.5)%
Nicor, Inc.                            (25,641)          (901)
                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.7)%
Zimmer Holdings, Inc. *                (14,886)        (1,104)
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (1.6)%
Cardinal Health, Inc.                   (6,783)          (353)
Omnicare, Inc.                         (37,661)          (766)
Quest Diagnostics, Inc.                 (3,734)          (187)
Tenet Healthcare Corp. *              (202,410)        (1,296)
                                                  ------------
                                                       (2,602)
                                                  ------------

HEALTHCARE TECHNOLOGY (0.0)%
Cerner Corp. *                          (1,690)           (78)
                                                  ------------

HOTELS RESTAURANTS & LEISURE (0.6)%
Starbucks Corp. *                      (64,396)        (1,045)
                                                  ------------

HOUSEHOLD DURABLES (0.8)%
Fortune Brands, Inc.                    (9,834)          (665)
Newell Rubbermaid, Inc.                (30,994)          (636)
                                                  ------------
                                                       (1,301)
                                                  ------------

HOUSEHOLD PRODUCTS (0.2)%
Clorox Co.                              (4,740)          (251)
                                                  ------------

INDEPENDENT POWER PRODUCER (0.2)%
Reliant Energy, Inc. *                 (10,982)        $ (283)
                                                  ------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
INSURANCE BROKERS (0.3)%
Brown & Brown, Inc.                     (4,184)           (80)
Willis Group Holdings, Ltd.            (13,772)          (479)
                                                  ------------
                                                         (559)
                                                  ------------

INTERNET SECURITY (1.0)%
Check Point Software Technologies *    (67,729)        (1,600)
                                                  ------------

IT SERVICES (1.7)%
Cognizant Technology Solutions
   Corp., Class A *                    (48,333)        (1,559)
Fidelity National Information
   Services, Inc.                      (30,301)        (1,092)
Fiserv, Inc. *                          (3,339)          (169)
                                                  ------------
                                                       (2,820)
                                                  ------------

LEISURE EQUIPMENT & PRODUCTS (0.9)%
Mattel, Inc.                           (78,924)        (1,480)
                                                  ------------

MACHINERY (0.0)%
Terex Corp. *                             (890)           (62)
                                                  ------------

MEDICAL-DRUGS (0.1)%
Endo Pharmaceuticals Holdings,
   Inc. *                               (3,669)           (91)
                                                  ------------

MEDICAL-HMO (0.2)%
Health Net, Inc. *                      (5,305)          (155)
WellCare Health Plans, Inc. *           (2,491)          (109)
                                                  ------------
                                                         (264)
                                                  ------------

MEDICAL-HOSPITALS (0.5)%
Community Health Systems, Inc. *       (23,631)          (887)
                                                  ------------

MULTI-LINE INSURANCE (0.2)%
Old Republic International Corp.       (20,216)          (290)
                                                  ------------

MULTILINE RETAIL (0.4)%
JC Penney Co., Inc.                     (2,593)          (110)
Kohl's Corp. *                         (10,497)          (513)
                                                  ------------
                                                         (623)
                                                  ------------

MULTI-UTILITIES (2.0)%
CMS Energy Corp.                        (7,707)          (113)
Consolidated Edison, Inc.              (20,874)          (868)
Integrys Energy Group, Inc.            (48,325)        (2,314)
Public Service Enterprise Group,
   Inc.                                   (756)           (33)
TECO Energy, Inc.                       (4,118)           (66)
                                                  ------------
                                                       (3,394)
                                                  ------------



                                    Continued


                                       SHARES        VALUE
                                    --------------------------

COMMON STOCKS, CONTINUED
NON-FERROUS METALS (0.8)%
Cameco Corp.                           (35,896)      $ (1,256)
                                                  ------------

OFFICE ELECTRONICS (1.0)%
Xerox Corp.                           (118,362)        (1,654)
                                                  ------------

OIL & GAS (0.6)%
Spectra Energy Corp.                   (43,311)        (1,070)
                                                  ------------

PERSONAL PRODUCTS (0.0)%
Avon Products, Inc.                       (843)           (33)
                                                  ------------

PHARMACEUTICALS (1.3)%
Amylin Pharmaceuticals, Inc. *         (37,119)        (1,024)
Barr Pharmaceuticals, Inc. *           (23,078)        (1,159)
                                                  ------------
                                                       (2,183)
                                                  ------------

REAL ESTATE OPERATIONS/DEVELOPMENT
   (0.1)%
Brookfield Properties Corp.             (5,334)          (107)
                                                  ------------

REIT-APARTMENTS (0.1)%
AvalonBay Communities, Inc.             (1,798)          (179)
UDR, Inc.                               (1,323)           (34)
                                                  ------------
                                                         (213)
                                                  ------------

REIT-STORAGE (0.0)%
Public Storage                            (872)           (79)
                                                  ------------

RENTAL AUTO/EQUIPMENT (0.2)%
Hertz Global Holdings, Inc. *          (24,888)          (320)
                                                  ------------

ROAD & RAIL (0.4)%
Canadian Pacific Railway, Ltd.          (8,661)          (599)
                                                  ------------

S&L/THRIFTS-EASTERN U.S. (0.1)%
People's United Financial, Inc.        (11,266)          (191)
                                                  ------------

SEMICONDUCTOR EQUIPMENT (0.3)%
Marvell Technology Group, Ltd. *       (39,249)          (508)
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (0.9)%
LSI Corp. *                            (49,140)          (304)
Micron Technology, Inc. *             (161,882)        (1,250)
                                                  ------------
                                                       (1,554)
                                                  ------------

SOFTWARE (0.6)%
Citrix Systems, Inc. *                 (18,405)          (603)
Electronic Arts, Inc. *                 (7,639)          (393)
                                                  ------------
                                                         (996)
                                                  ------------


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
SPECIALTY RETAIL (0.7)%
Limited Brands, Inc.                   (14,989)        $ (278)
Lowe's Cos., Inc                        (1,168)           (29)
Office Depot, Inc. *                   (27,956)          (354)
OfficeMax, Inc.                        (27,569)          (504)
                                                  ------------
                                                       (1,165)
                                                  ------------

TELECOM SERVICES (0.3)%
Amdocs, Ltd. *                         (14,142)          (444)
                                                  ------------

TELECOMMUNICATION EQUIPMENT (0.0)%
Nortel Networks Corp. *                 (3,405)           (29)
                                                  ------------

TEXTILES APPAREL & LUXURY GOODS (0.0)%
Jones Apparel Group, Inc.               (4,194)           (66)
                                                  ------------

THRIFTS & MORTGAGE FINANCE (0.1)%
Sovereign Bancorp, Inc.                (14,210)          (106)
                                                  ------------

UTILITIES (1.0)%
Dynegy, Inc., Class A *               (185,699)        (1,601)
                                                  ------------

WIRE & CABLE PRODUCTS (0.1)%
General Cable Corp. *                   (3,588)          (240)
                                                  ------------

TOTAL COMMON STOCKS                                   (49,631)
                                                  ------------

TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $57,331) - (29.8)%                      $(49,631)
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) All or part of this security has been designated as initial margin on open futures contracts.

(c) All or part of this security has been designated as collateral for short sales.

The following abbreviation is used in the Schedule of
Investments:
REIT - Real Estate Investment Trust

                     See notes to schedules of investments.

EQUITY INDEX
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------


                                      SHARES          VALUE
                                    ------------   -----------

COMMON STOCKS (96.9%)
AEROSPACE & DEFENSE (2.9%)
Boeing Co.                               24,046       $ 2,041
General Dynamics Corp.                   12,622         1,141
Goodrich Corp.                            3,897           266
Honeywell International, Inc.            23,542         1,398
L-3 Communications Holdings, Inc.         3,921           437
Lockheed Martin Corp.                    10,803         1,146
Northrop Grumman Corp.                   10,675           785
Precision Castparts Corp.                 4,436           521
Raytheon Co.                             13,345           854
Rockwell Collins, Inc.                    5,185           327
United Technologies Corp.                30,857         2,236
                                                   -----------
                                                       11,152
                                                   -----------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide, Inc.               5,370           337
Expeditors International
   Washington, Inc.                       6,627           309
FedEx Corp.                               9,777           937
United Parcel Service, Inc., Class B     32,577         2,359
                                                   -----------
                                                        3,942
                                                   -----------

AIRLINES (0.1%)
Southwest Airlines Co.                   23,251           308
                                                   -----------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber Co. (The) *        7,524           201
Johnson Controls, Inc.                   18,481           652
                                                   -----------
                                                          853
                                                   -----------

AUTOMOBILES (0.3%)
Ford Motor Co. *                         69,911           578
General Motors Corp.                     17,605           408
Harley-Davidson, Inc.                     7,470           286
                                                   -----------
                                                        1,272
                                                   -----------

BEVERAGES (2.3%)
Anheuser-Busch Cos., Inc.                22,505         1,107
Brown-Forman Corp., Class B               2,690           183
Coca-Cola Co. (The)                      62,865         3,701
Coca-Cola Enterprises, Inc.               8,869           199
Constellation Brands, Inc.,
   Class A *                              6,036           111
Molson Coors Brewing Co., Class B         4,241           233
Pepsi Bottling Group, Inc.                4,359           147
PepsiCo, Inc.                            50,480         3,459
                                                   -----------
                                                        9,140
                                                   -----------

BIOTECHNOLOGY (1.3%)
Amgen, Inc. *                            34,148         1,430
Biogen Idec, Inc. *                       9,483           575
Celgene Corp. *                          13,680           850
Genzyme Corp. *                           8,417           592

                                    Continued


                                      SHARES        VALUE
                                    -----------   -----------

COMMON STOCKS, CONTINUED
BIOTECHNOLOGY, CONTINUED
Gilead Sciences, Inc. *                 29,170        $ 1,510
                                                   -----------
                                                        4,957
                                                   -----------

BUILDING PRODUCTS (0.1%)
Masco Corp.                             11,423            208
Trane, Inc.                              5,649            263
                                                   -----------
                                                          471
                                                   -----------

CAPITAL MARKETS (3.0%)
American Capital Strategies, Ltd.        6,248            198
Ameriprise Financial, Inc.               7,037            334
Bank of New York Mellon Corp. (The)     36,057          1,570
Bear Stearns Cos., Inc. (The)            3,613             39
Charles Schwab Corp. (The)              29,487            637
E*Trade Financial Corp. *               13,231             53
Federated Investors, Inc., Class B       2,724             91
Franklin Resources, Inc.                 4,897            466
Goldman Sachs Group, Inc. (The)         12,445          2,382
Janus Capital Group, Inc.                4,911            138
Legg Mason, Inc.                         4,131            249
Lehman Brothers Holdings, Inc.          16,851            745
Merrill Lynch & Co., Inc.               30,614          1,525
Morgan Stanley                          34,785          1,691
Northern Trust Corp.                     5,957            441
State Street Corp.                      12,119            874
T Rowe Price Group, Inc.                 8,250            483
                                                   -----------
                                                       11,916
                                                   -----------

CHEMICALS (1.9%)
Air Products & Chemicals, Inc.           6,722            662
Ashland, Inc.                            1,739             92
Dow Chemical Co. (The)                  29,558          1,187
E.I. du Pont de Nemours & Co.           28,464          1,392
Eastman Chemical Co.                     2,615            192
Ecolab, Inc.                             5,419            249
Hercules, Inc.                           3,609             68
International Flavors & Fragrances,
   Inc.                                  2,531            116
Monsanto Co.                            17,262          1,968
PPG Industries, Inc.                     5,104            313
Praxair, Inc.                            9,779            893
Rohm & Haas Co.                          3,951            211
Sigma-Aldrich Corp.                      4,085            233
                                                   -----------
                                                        7,576
                                                   -----------

COMMERCIAL BANKS (2.7%)
BB&T Corp.                              17,172            589
Comerica, Inc.                           4,760            165
First Horizon National Corp.             3,928             43
Huntington Bancshares, Inc.             11,385            107
Keycorp                                 12,760            308
M&T Bank Corp.                           2,510            234

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES          VALUE
                                    ------------   -----------

COMMON STOCKS, CONTINUED
COMMERCIAL BANKS, CONTINUED
Marshall & Ilsley Corp.                   8,293         $ 207
National City Corp.                      19,703           124
PNC Financial Services Group, Inc.       10,699           742
Regions Financial Corp.                  21,901           480
SunTrust Banks, Inc.                     11,106           619
US Bancorp                               54,652         1,852
Wachovia Corp.                           66,976         1,952
Wells Fargo & Co.                       103,814         3,089
Zions Bancorporation                      3,347           155
                                                   -----------
                                                       10,666
                                                   -----------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Industries, Inc. *          10,692           132
Avery Dennison Corp.                      3,313           160
Cintas Corp.                              4,197           124
Equifax, Inc.                             4,102           157
Monster Worldwide, Inc. *                 4,118           100
Pitney Bowes, Inc.                        6,438           232
Robert Half International, Inc.           5,100           121
RR Donnelley & Sons Co.                   6,910           212
Waste Management, Inc.                   15,668           566
                                                   -----------
                                                        1,804
                                                   -----------

COMMUNICATIONS EQUIPMENT (2.5%)
Ciena Corp. *                             2,674            91
Cisco Systems, Inc. *                   187,718         4,813
Corning, Inc.                            49,616         1,325
JDS Uniphase Corp. *                      7,691           110
Juniper Networks, Inc. *                 16,465           455
Motorola, Inc.                           70,487           702
Qualcomm, Inc.                           50,731         2,191
Tellabs, Inc. *                          13,636            70
                                                   -----------
                                                        9,757
                                                   -----------

COMPUTERS & PERIPHERALS (4.3%)
Apple, Inc. *                            27,670         4,813
Dell, Inc. *                             64,252         1,197
EMC Corp. *                              66,101         1,018
Hewlett-Packard Co.                      77,606         3,597
International Business Machines
   Corp.                                 43,558         5,257
Lexmark International, Inc.,
   Class A *                              2,940            92
NetApp, Inc. *                           11,070           268
QLogic Corp. *                            4,259            68
SanDisk Corp. *                           7,089           192
Sun Microsystems, Inc. *                 24,871           390
Teradata Corp. *                          5,616           120
                                                   -----------
                                                       17,012
                                                   -----------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.                               2,748           420

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
CONSTRUCTION & ENGINEERING, CONTINUED
Jacobs Engineering Group, Inc. *         3,933          $ 340
                                                  ------------
                                                          760
                                                  ------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                     3,361            231
                                                  ------------

CONSUMER FINANCE (0.8%)
American Express Co.                    36,488          1,752
Capital One Financial Corp.             11,790            625
Discover Financial Services             14,848            271
SLM Corp. *                             14,805            274
                                                  ------------
                                                        2,922
                                                  ------------

CONTAINERS & PACKAGING (0.1%)
Ball Corp.                               3,186            171
Bemis Co., Inc.                          3,251             86
Pactiv Corp. *                           4,067             97
Sealed Air Corp.                         5,025            127
                                                  ------------
                                                          481
                                                  ------------

DISTRIBUTORS (0.1%)
Genuine Parts Co.                        5,287            224
                                                  ------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A *            4,456            227
H&R Block, Inc.                         10,100            221
                                                  ------------
                                                          448
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (4.3%)
Bank of America Corp. (c)              139,904          5,252
CIT Group, Inc.                          5,936             65
Citigroup, Inc. (c)                    164,097          4,147
CME Group, Inc.                          1,674            766
IntercontinentalExchange, Inc. *         2,272            352
JPMorgan Chase & Co.                   106,974          5,097
Leucadia National Corp.                  5,459            279
Moody's Corp.                            6,469            239
NYSE Euronext                            8,453            559
                                                  ------------
                                                       16,756
                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (3.0%)
AT&T, Inc. (c)                         190,147          7,361
CenturyTel, Inc.                         3,482            113
Citizens Communications Co.             10,586            113
Embarq Corp.                             4,747            197
Fairpoint Communications, Inc.           1,703             16
Qwest Communications International,
   Inc.                                 49,707            256
Verizon Communications, Inc.            90,304          3,475
Windstream Corp.                        13,676            161
                                                  ------------
                                                       11,692
                                                  ------------
                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------


                                      SHARES         VALUE
                                    ------------   -----------

COMMON STOCKS, CONTINUED
ELECTRIC UTILITIES (2.1%)
Allegheny Energy, Inc.                    5,167         $ 278
American Electric Power Co., Inc.        12,773           570
Duke Energy Corp.                        40,010           733
Edison International                     10,137           529
Entergy Corp.                             6,088           699
Exelon Corp.                             20,818         1,779
FirstEnergy Corp.                         9,691           733
FPL Group, Inc.                          12,889           854
Pepco Holdings, Inc.                      6,568           164
Pinnacle West Capital Corp.               3,121           106
PPL Corp.                                11,919           572
Progress Energy, Inc.                     8,055           338
Southern Co.                             23,949           892
                                                   -----------
                                                        8,247
                                                   -----------

ELECTRICAL COMPONENTS & EQUIPMENT
   (0.5%)
Cooper Industries, Ltd., Class A          5,330           226
Emerson Electric Co.                     24,642         1,288
Rockwell Automation, Inc.                 4,746           257
                                                   -----------
                                                        1,771
                                                   -----------

ELECTRIC-INTEGRATED (0.1%)
Ameren Corp.                              6,459           293
                                                   -----------

ELECTRONIC COMPONENTS-SEMICONDUCTORS
   (0.0%)
Advanced Micro Devices, Inc. *           18,636           111
                                                   -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.3%)
Agilent Technologies, Inc. *             11,499           347
Jabil Circuit, Inc.                       6,458            70
Molex, Inc.                               4,468           127
Tyco Electronics, Ltd.                   15,469           579
                                                   -----------
                                                        1,123
                                                   -----------

ENERGY EQUIPMENT & SERVICE (2.5%)
Baker Hughes, Inc.                        9,726           787
BJ Services Co.                           9,073           257
Cameron International Corp. *             6,842           337
ENSCO International, Inc.                 4,605           293
Halliburton Co.                          27,695         1,272
Nabors Industries, Ltd. *                 8,748           328
National Oilwell Varco, Inc. *           13,001           890
Noble Corp.                               8,353           470
Rowan Cos., Inc.                          3,438           134
Schlumberger, Ltd.                       37,693         3,790
Smith International, Inc.                 6,239           477
Weatherford International, Ltd. *        10,708           864
                                                   -----------
                                                        9,899
                                                   -----------

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
ENERGY EQUIPMENT & SERVICES (0.4%)
Transocean, Inc. *                      10,069        $ 1,485
                                                  ------------

FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale Corp.                  13,625            971
CVS Caremark Corp.                      45,058          1,819
Kroger Co. (The)                        21,341            582
Safeway, Inc.                           13,661            432
SUPERVALU, Inc.                          6,537            216
SYSCO Corp.                             18,978            580
Walgreen Co.                            31,305          1,091
Wal-Mart Stores, Inc.                   74,395          4,313
Whole Foods Market, Inc.                 4,324            141
                                                  ------------
                                                       10,145
                                                  ------------

FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland Co.              20,360            897
Campbell Soup Co.                        6,991            243
ConAgra Foods, Inc.                     15,239            359
Dean Foods Co. *                         4,802            112
General Mills, Inc.                     10,614            641
Hershey Co. (The)                        5,260            197
HJ Heinz Co.                             9,929            467
Kellogg Co.                              8,255            422
Kraft Foods, Inc., Class A              48,464          1,533
McCormick & Co., Inc. (MD)               4,035            153
Sara Lee Corp.                          22,542            327
Tyson Foods, Inc., Class A               8,558            152
WM Wrigley Jr. Co.                       6,759            515
                                                  ------------
                                                        6,018
                                                  ------------

GAS-DISTRIBUTION (0.1%)
Nicor, Inc.                              1,404             49
Questar Corp.                            5,371            333
                                                  ------------
                                                          382
                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.              20,032          1,248
Becton Dickinson & Co.                   7,733            691
Boston Scientific Corp. *               42,641            568
Covidien, Ltd.                          15,800            738
CR Bard, Inc.                            3,216            303
Hospira, Inc. *                          4,888            201
Medtronic, Inc.                         35,285          1,718
St. Jude Medical, Inc. *                10,944            479
Stryker Corp.                            7,611            494
Varian Medical Systems, Inc. *           3,933            184
Zimmer Holdings, Inc. *                  7,348            545
                                                  ------------
                                                        7,169
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (1.8%)
Aetna, Inc.                             15,635            682

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------


                                      SHARES          VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES,
   CONTINUED
AmerisourceBergen Corp.                  5,239          $ 212
Cardinal Health, Inc.                   11,341            590
Cigna Corp.                              8,800            376
Coventry Health Care, Inc. *             4,863            218
Express Scripts, Inc. *                  8,027            562
Humana, Inc. *                           5,244            251
Laboratory Corp. of America Holdings *   3,460            262
McKesson Corp.                           9,224            481
Medco Health Solutions, Inc. *          16,454            815
Patterson Cos., Inc. *                   3,954            135
Quest Diagnostics, Inc.                  4,863            244
Tenet Healthcare Corp. *                14,743             94
UnitedHealth Group, Inc.                39,386          1,285
WellPoint, Inc. *                       17,053            848
                                                  ------------
                                                        7,055
                                                  ------------

HEALTHCARE TECHNOLOGY (0.0%)
IMS Health, Inc.                         6,066            150
                                                  ------------

HOTELS RESTAURANTS & LEISURE (1.3%)
Carnival Corp.                          13,576            545
Darden Restaurants, Inc.                 4,408            157
International Game Technology            9,882            343
Marriott International, Inc.,
   Class A                               9,477            325
McDonald's Corp.                        36,230          2,159
Starbucks Corp. *                       23,188            376
Starwood Hotels & Resorts
   Worldwide, Inc.                       5,909            309
Wendy's International, Inc.              2,717             79
Wyndham Worldwide Corp.                  5,557            119
Yum! Brands, Inc.                       14,956            609
                                                  ------------
                                                        5,021
                                                  ------------

HOUSEHOLD DURABLES (0.4%)
Black & Decker Corp.                     2,044            134
Centex Corp.                             3,732             78
DR Horton, Inc.                          8,502            132
Fortune Brands, Inc.                     4,766            322
Harman International Industries, Inc.    1,882             77
KB Home                                  2,395             54
Leggett & Platt, Inc.                    5,435             90
Lennar Corp., Class A                    4,338             80
Newell Rubbermaid, Inc.                  8,596            176
Pulte Homes, Inc.                        6,608             86
Snap-On, Inc.                            1,802            107
Stanley Works (The)                      2,554            123
Whirlpool Corp.                          2,427            177
                                                  ------------
                                                        1,636
                                                  ------------


                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
HOUSEHOLD PRODUCTS (2.2%)
Clorox Co.                               4,305          $ 228
Colgate-Palmolive Co.                   16,050          1,135
Kimberly-Clark Corp.                    13,242            847
Procter & Gamble Co.                    96,883          6,496
                                                  ------------
                                                        8,706
                                                  ------------

INDUSTRIAL CONGLOMERATES (3.4%)
3M Co.                                  22,270          1,712
General Electric Co. (b) (c)           314,428         10,282
Textron, Inc.                            7,769            474
Tyco International, Ltd.                15,467            724
                                                  ------------
                                                       13,192
                                                  ------------

INSURANCE (3.9%)
ACE, Ltd.                               10,236            617
Aflac, Inc.                             14,853            990
Allstate Corp. (The)                    17,574            885
AMBAC Financial Group, Inc.              9,286             43
American International Group, Inc.      79,387          3,668
AON Corp.                                9,602            436
Assurant, Inc.                           3,002            195
Chubb Corp.                             11,601            615
Cincinnati Financial Corp.               5,351            192
Genworth Financial, Inc., Class A       13,773            318
Hartford Financial Services Group,
   Inc.                                  9,884            704
Lincoln National Corp.                   8,422            453
Loews Corp.                             13,832            582
Marsh & McLennan Cos., Inc              16,220            448
MBIA, Inc.                               6,778             71
MetLife, Inc.                           22,304          1,357
Principal Financial Group, Inc.          8,264            443
Progressive Corp. (The)                 21,637            394
Prudential Financial, Inc.              14,029          1,062
Safeco Corp.                             2,942            196
Torchmark Corp.                          2,738            177
Travelers Cos., Inc. (The)              19,507            983
Unum Group                              11,225            261
XL Capital, Ltd., Class A                5,654            197
                                                  ------------
                                                       15,287
                                                  ------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.Com, Inc. *                       9,686            762
Expedia, Inc. *                          6,358            160
IAC/InterActiveCorp *                    5,944            124
                                                  ------------
                                                        1,046
                                                  ------------

INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies, Inc. *              5,152            184
eBay, Inc. *                            34,978          1,094
Google, Inc., Class A *                  7,304          4,195
VeriSign, Inc. *                         6,874            248

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------


                                      SHARES          VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
INTERNET SOFTWARE & SERVICES,
   CONTINUED
Yahoo!, Inc. *                          41,914        $ 1,149
                                                  ------------
                                                        6,870
                                                  ------------

IT SERVICES (0.9%)
Affiliated Computer Services, Inc.,
   Class A *                             3,098            164
Automatic Data Processing, Inc.         16,522            730
Cognizant Technology Solutions
   Corp., Class A *                      8,998            290
Computer Sciences Corp. *                5,060            221
Convergys Corp. *                        4,218             66
Electronic Data Systems Corp.           15,834            294
Fidelity National Information
   Services, Inc.                        5,286            191
Fiserv, Inc. *                           5,192            263
Paychex, Inc.                           10,136            369
Total System Services, Inc.              6,259            149
Unisys Corp. *                          10,888             45
Western Union Co. (The)                 23,361            537
                                                  ------------
                                                        3,319
                                                  ------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick Corp.                          2,766             46
Eastman Kodak Co.                        8,929            160
Hasbro, Inc.                             4,576            163
Mattel, Inc.                            11,413            214
                                                  ------------
                                                          583
                                                  ------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera Corp. - Applied Biosystems
   Group                                 5,180            165
Millipore Corp. *                        1,679            118
PerkinElmer, Inc.                        3,774            100
Thermo Fisher Scientific, Inc. *        13,272            768
Waters Corp. *                           3,105            191
                                                  ------------
                                                        1,342
                                                  ------------

MACHINERY (1.9%)
Caterpillar, Inc.                       19,639          1,608
Cummins, Inc.                            6,474            405
Danaher Corp.                            7,918            618
Deere & Co.                             13,726          1,154
Dover Corp.                              6,016            298
Eaton Corp.                              4,533            398
Illinois Tool Works, Inc.               12,613            659
Ingersoll-Rand Co., Ltd., Class A        8,507            378
ITT Corp.                                5,634            360
Manitowoc Co., Inc. (The)                4,237            160
Paccar, Inc.                            11,602            549
Pall Corp.                               3,814            133

                                    Continued

                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
MACHINERY, CONTINUED
Parker Hannifin Corp.                    5,206          $ 416
Terex Corp. *                            3,170            221
                                                  ------------
                                                        7,357
                                                  ------------

MEDIA (2.8%)
CBS Corp., Class B                      21,310            492
Clear Channel Communications, Inc.      15,492            467
Comcast Corp., Class A                  94,884          1,950
DIRECTV Group, Inc. (The) *             22,336            550
EW Scripps Co., Class A                  2,792            125
Gannett Co., Inc.                        7,246            207
Interpublic Group of Cos., Inc. *       14,668            133
McGraw-Hill Cos., Inc. (The)            10,182            417
Meredith Corp.                           1,197             39
New York Times Co. (The), Class A        4,478             87
News Corp., Class A                     72,807          1,303
Omnicom Group, Inc.                     10,214            488
Time Warner, Inc.                      112,156          1,666
Viacom, Inc., Class B *                 20,205            777
Walt Disney Co. (The)                   59,550          1,931
Washington Post Co. (The), Class B         181            119
                                                  ------------
                                                       10,751
                                                  ------------

METALS & MINING (1.1%)
Alcoa, Inc.                             25,698            894
Allegheny Technologies, Inc.             3,180            219
Freeport-McMoRan Copper & Gold, Inc.    12,035          1,369
Newmont Mining Corp.                    14,340            634
Nucor Corp.                              9,165            692
Titanium Metals Corp.                    2,725             41
United States Steel Corp.                3,678            566
                                                  ------------
                                                        4,415
                                                  ------------

MULTILINE RETAIL (0.8%)
Big Lots, Inc. *                         3,166             85
Dillard's, Inc., Class A                 1,893             39
Family Dollar Stores, Inc.               4,529             97
JC Penney Co., Inc.                      6,896            293
Kohl's Corp. *                           9,887            483
Macy's, Inc.                            13,488            341
Nordstrom, Inc.                          5,697            201
Sears Holdings Corp. *                   2,355            232
Target Corp.                            25,675          1,364
                                                  ------------
                                                        3,135
                                                  ------------

MULTI-UTILITIES (1.0%)
Centerpoint Energy, Inc.                 9,993            152
CMS Energy Corp.                         6,987            102
Consolidated Edison, Inc.                8,431            351
Dominion Resources, Inc.                17,926            778
DTE Energy Co.                           5,309            214

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------


                                      SHARES          VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
MULTI-UTILITIES, CONTINUED
Integrys Energy Group, Inc.              2,364          $ 113
NiSource, Inc.                           8,530            153
PG&E Corp.                              11,382            455
Public Service Enterprise Group,
   Inc.                                 16,141            709
Sempra Energy                            8,214            465
TECO Energy, Inc.                        6,550            105
Xcel Energy, Inc.                       13,779            286
                                                  ------------
                                                        3,883
                                                  ------------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.                             29,116            407
                                                  ------------

OIL & GAS (10.7%)
Anadarko Petroleum Corp.                14,681            977
Apache Corp.                            10,458          1,408
Chesapeake Energy Corp.                 14,517            751
Chevron Corp.                           65,340          6,282
ConocoPhillips                          49,123          4,232
Consol Energy, Inc.                      5,672            459
Devon Energy Corp.                      14,023          1,590
El Paso Corp.                           21,796            374
EOG Resources, Inc.                      7,794          1,017
Exxon Mobil Corp. (c)                  168,414         15,674
Hess Corp.                               8,786            933
Marathon Oil Corp.                      22,258          1,014
Murphy Oil Corp.                         6,055            547
Noble Energy, Inc.                       5,527            481
Occidental Petroleum Corp.              25,846          2,151
Peabody Energy Corp.                     8,559            523
Range Resources Corp.                    4,643            308
Spectra Energy Corp.                    20,280            501
Sunoco, Inc.                             3,745            174
Tesoro Corp.                             4,257            107
Valero Energy Corp.                     16,825            822
Williams Cos., Inc.                     18,675            663
XTO Energy, Inc.                        16,013            991
                                                  ------------
                                                       41,979
                                                  ------------

PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.                 13,367            350
MeadWestvaco Corp.                       5,707            150
Weyerhaeuser Co.                         6,492            415
                                                  ------------
                                                          915
                                                  ------------

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.                     13,461            525
Estee Lauder Cos., Inc. (The),
   Class A                               3,566            163
                                                  ------------
                                                          688
                                                  ------------


                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
PHARMACEUTICALS (5.7%)
Abbott Laboratories                     48,634        $ 2,565
Allergan, Inc.                           9,567            539
Barr Pharmaceuticals, Inc. *             3,336            168
Bristol-Myers Squibb Co.                62,111          1,365
Eli Lilly & Co.                         31,288          1,506
Forest Laboratories, Inc. *              9,836            341
Johnson & Johnson                       89,124          5,979
King Pharmaceuticals, Inc. *             7,597             71
Merck & Co., Inc.                       68,078          2,590
Mylan Laboratories, Inc.                 9,405            124
Pfizer, Inc.                           212,831          4,280
Schering-Plough Corp.                   50,994            939
Watson Pharmaceuticals, Inc. *           3,189             99
Wyeth                                   42,184          1,876
                                                  ------------
                                                       22,442
                                                  ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
CB Richard Ellis Group, Inc.,
   Class A *                             5,370            124
                                                  ------------

REIT-APARTMENTS (0.2%)
Apartment Investment & Management
   Co., Class A                          3,142            116
AvalonBay Communities, Inc.              2,481            248
Equity Residential                       8,622            358
                                                  ------------
                                                          722
                                                  ------------

REIT-DIVERSIFIED (0.1%)
Vornado Realty Trust                     4,336            404
                                                  ------------

REIT-FORESTRY (0.1%)
Plum Creek Timber Co., Inc.              5,431            222
                                                  ------------

REIT-HEALTH CARE (0.1%)
HCP, Inc.                                6,843            244
                                                  ------------

REIT-HOTELS (0.1%)
Host Hotels & Resorts, Inc.             16,249            279
                                                  ------------

REIT-OFFICE PROPERTY (0.1%)
Boston Properties, Inc.                  3,703            372
                                                  ------------

REIT-REGIONAL MALLS (0.3%)
General Growth Properties, Inc.          7,641            313
Simon Property Group, Inc.               6,950            694
                                                  ------------
                                                        1,007
                                                  ------------

REIT-SHOPPING CENTERS (0.1%)
Developers Diversified Realty Corp.      3,864            166
Kimco Realty Corp.                       7,847            313
                                                  ------------
                                                          479
                                                  ------------

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------


                                      SHARES          VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
REIT-STORAGE (0.1%)
Public Storage                           3,873          $ 351
                                                  ------------

REIT-WAREHOUSE/INDUSTRY (0.1%)
Prologis                                 8,239            516
                                                  ------------

ROAD & RAIL (1.0%)
Burlington Northern Santa Fe Corp.       9,346            958
CSX Corp.                               12,735            802
Norfolk Southern Corp.                  11,896            709
Ryder System, Inc.                       1,861            127
Union Pacific Corp.                      8,158          1,185
                                                  ------------
                                                        3,781
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.4%)
Altera Corp.                             9,654            205
Analog Devices, Inc.                     9,163            295
Applied Materials, Inc.                 42,876            800
Broadcom Corp., Class A *               14,595            379
Intel Corp.                            182,168          4,055
Kla-Tencor Corp.                         5,667            248
Linear Technology Corp.                  6,907            241
LSI Corp. *                             22,278            138
MEMC Electronic Materials, Inc. *        7,177            452
Microchip Technology, Inc.               5,946            219
Micron Technology, Inc. *               23,548            182
National Semiconductor Corp.             7,479            153
Novellus Systems, Inc. *                 2,949             64
Nvidia Corp. *                          17,530            360
Teradyne, Inc. *                         5,402             72
Texas Instruments, Inc.                 41,756          1,218
Xilinx, Inc.                             9,206            228
                                                  ------------
                                                        9,309
                                                  ------------

SOFTWARE (3.3%)
Adobe Systems, Inc. *                   16,731            624
Autodesk, Inc. *                         7,156            272
BMC Software, Inc. *                     6,260            218
CA, Inc.                                12,092            268
Citrix Systems, Inc. *                   5,902            193
Compuware Corp. *                        8,904             67
Electronic Arts, Inc. *                  9,947            512
Intuit, Inc. *                          10,544            284
Microsoft Corp. (c)                    252,160          7,192
Novell, Inc. *                          10,885             68
Oracle Corp. *                         124,416          2,594
Symantec Corp. *                        27,000            465
                                                  ------------
                                                       12,757
                                                  ------------

SPECIALTY RETAIL (1.5%)
Abercrombie & Fitch Co., Class A         2,696            200
AutoNation, Inc. *                       4,293             69

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
SPECIALTY RETAIL, CONTINUED
AutoZone, Inc. *                         1,298          $ 157
Bed Bath & Beyond, Inc. *                8,442            274
Best Buy Co., Inc.                      10,918            470
GameStop Corp., Class A *                4,949            272
Gap, Inc. (The)                         14,535            271
Home Depot, Inc.                        53,192          1,532
Limited Brands, Inc.                     9,920            184
Lowe's Cos., Inc                        46,002          1,159
Office Depot, Inc. *                     8,487            107
OfficeMax, Inc.                          2,344             43
RadioShack Corp.                         4,287             59
Sherwin-Williams Co. (The)               3,106            172
Staples, Inc.                           22,212            482
Tiffany & Co.                            3,865            168
TJX Cos., Inc.                          13,833            446
                                                  ------------
                                                        6,065
                                                  ------------

TEXTILES APPAREL & LUXURY GOODS (0.4%)
Coach, Inc. *                           11,092            394
Jones Apparel Group, Inc.                2,653             42
Liz Claiborne, Inc.                      3,182             56
Nike, Inc., Class B                     12,029            804
Polo Ralph Lauren Corp., Class A         1,864            116
VF Corp.                                 2,765            206
                                                  ------------
                                                        1,618
                                                  ------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Countrywide Financial Corp.             17,921            104
Fannie Mae                              30,735            870
Freddie Mac                             20,260            505
Hudson City Bancorp, Inc.               16,546            317
MGIC Investment Corp.                    2,550             33
Sovereign Bancorp, Inc.                 11,180             83
Washington Mutual, Inc.                 33,300            409
                                                  ------------
                                                        2,321
                                                  ------------

TOBACCO (1.3%)
Altria Group, Inc.                      66,375          1,327
Philip Morris International, Inc. *     66,375          3,387
Reynolds American, Inc.                  5,323            287
UST, Inc.                                4,702            245
                                                  ------------
                                                        5,246
                                                  ------------

TRADING COMPANIES & DISTRIBUTORS
   (0.0%)
WW Grainger, Inc.                        2,096            182
                                                  ------------

UTILITIES (0.2%)
AES Corp. (The) *                       20,802            361
Constellation Energy Group, Inc.         5,616            475


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------


                                      SHARES          VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
UTILITIES, CONTINUED
Dynegy, Inc., Class A *                 15,754          $ 136
                                                  ------------
                                                          972
                                                  ------------

WIRELESS TELECOMMUNICATION SERVICES
   (0.3%)
American Tower Corp., Class A *         12,781            555
Sprint Nextel Corp.                     88,564            708
                                                  ------------
                                                        1,263
                                                  ------------

TOTAL COMMON STOCKS                                   379,396
                                                  ------------

INVESTMENT COMPANIES (0.0%)
State Street Navigator Securities
   Lending Portfolio                   126,782            127
                                                  ------------

TOTAL INVESTMENT COMPANIES                                127
                                                  ------------

INVESTMENTS IN AFFILIATES (3.0%)
CASH & CASH EQUIVALENT (2.9%)
Fifth Third Institutional Money
   Market Fund (a)                  11,530,511         11,531
                                                  ------------

COMMERCIAL BANK (0.1%)
Fifth Third Bancorp (a)                 16,667            357
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                        11,888
                                                  ------------

TOTAL INVESTMENTS (COST $171,002) - 99.9%             391,411

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%              221
                                                  ------------

NET ASSETS - 100.0%                                  $391,632
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) Part of this security has been designated as initial margin on open futures contracts.

(c) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

The following abbreviation is used in the Schedule of
Investments:
REIT - Real Estate Investment Trust


            See notes to schedules of investments.

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (2.3%)
Ducommun, Inc. *                        13,790          $ 449
LMI Aerospace, Inc. *                   24,053            462
                                                  ------------
                                                          911
                                                  ------------

BIOTECHNOLOGY (1.2%)
Emergent Biosolutions, Inc. *           50,928            479
                                                  ------------

CAPITAL MARKETS (4.0%)
Gladstone Capital Corp.                 24,061            452
MVC Capital, Inc.                        9,886            154
Penson Worldwide, Inc. *                27,481            299
Sanders Morris Harris Group, Inc.       44,509            366
SWS Group, Inc.                         22,960            301
                                                  ------------
                                                        1,572
                                                  ------------

CHEMICALS (1.0%)
Quaker Chemical Corp.                    6,342            197
Stepan Co.                               4,738            186
                                                  ------------
                                                          383
                                                  ------------

COMMERCIAL BANKS (11.3%)
AmericanWest Bancorp                    10,008             37
Bank of Florida Corp. *                 24,661            274
Center Bancorp, Inc.                    29,062            282
First Merchants Corp.                   18,790            480
First State Bancorporation              35,712            332
Irwin Financial Corp.                   52,432            306
MainSource Financial Group, Inc.        26,878            398
Northrim BanCorp, Inc.                  16,300            305
Pacific Continental Corp.               19,300            267
Renasant Corp.                          22,090            512
Rurban Financial Corp.                  11,976            121
Simmons First National Corp.,
   Class A                              17,741            568
Southcoast Financial Corp. *            10,372            162
Washington Trust Bancorp, Inc.          16,265            393
                                                  ------------
                                                        4,437
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (4.6%)
Barrett Business Services, Inc.         32,674            392
CBIZ, Inc. *                            44,955            399
ICT Group, Inc. *                       34,856            381
Schawk, Inc., Class A                   24,803            397
Standard Register Co. (The)             27,316            259
                                                  ------------
                                                        1,828
                                                  ------------

COMMUNICATIONS EQUIPMENT (2.2%)
Radyne Corp. *                          54,095            422
Symmetricom, Inc. *                    106,220            456
                                                  ------------
                                                          878
                                                  ------------


                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
COMPUTERS & PERIPHERALS (1.1%)
ActivIdentity Corp. *                   57,955          $ 134
Dot Hill Systems Corp. *               127,276            321
                                                  ------------
                                                          455
                                                  ------------

CONSTRUCTION & ENGINEERING (0.4%)
Northwest Pipe Co. *                     4,091            174
                                                  ------------

CONSTRUCTION MATERIALS (0.9%)
Headwaters, Inc. *                      31,280            358
                                                  ------------

DISTRIBUTORS (0.7%)
Audiovox Corp., Class A *               25,208            275
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
NGP Capital Resources Co.               29,952            483
                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.8%)
D&E Communications, Inc.                21,422            193
Gilat Satellite Networks, Ltd. *        18,459            197
Iowa Telecommunications Services,
   Inc.                                 19,200            333
                                                  ------------
                                                          723
                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (7.0%)
Agilysys, Inc.                          32,964            361
CTS Corp.                               21,096            237
GSI Group, Inc. *                       44,817            365
OSI Systems, Inc. *                     18,572            454
PAR Technology Corp. *                  59,985            404
TTM Technologies, Inc. *                44,974            599
Zygo Corp. *                            29,942            349
                                                  ------------
                                                        2,769
                                                  ------------

ENERGY EQUIPMENT & SERVICE (1.5%)
Bronco Drilling Co., Inc. *             12,733            219
Trico Marine Services, Inc. *           10,173            383
                                                  ------------
                                                          602
                                                  ------------

FINANCIALS (0.9%)
Center Financial Corp.                  32,760            341
                                                  ------------

FOOD & STAPLES RETAILING (0.8%)
Nash Finch Co.                           9,020            330
                                                  ------------

FOOD PRODUCTS (2.9%)
B&G Foods, Inc., Class A                33,033            267
Monterey Gourmet Foods, Inc. *          65,776            199
Overhill Farms, Inc. *                 109,228            552
Tasty Baking Co.                        24,279            135
                                                  ------------
                                                        1,153
                                                  ------------

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
GAS-DISTRIBUTION (0.9%)
Chesapeake Utilities Corp.              11,915          $ 354
                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (3.9%)
Datascope Corp.                         10,123            379
Greatbatch, Inc. *                      13,850            252
HealthTronics, Inc. *                   72,250            259
Medical Action Industries, Inc. *       20,283            332
National Dentex Corp. *                 28,501            333
                                                  ------------
                                                        1,555
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (2.5%)
American Dental Partners, Inc. *        23,414            272
Cross Country Healthcare, Inc. *        29,490            353
Res-Care, Inc. *                        22,120            360
                                                  ------------
                                                          985
                                                  ------------

HOTELS RESTAURANTS & LEISURE (2.8%)
Benihana, Inc. *                         4,230             44
Benihana, Inc., Class A *               25,278            262
Bluegreen Corp. *                       57,070            401
Frisch's Restaurants, Inc.               7,446            181
Steak N Shake Co. (The) *               24,799            197
                                                  ------------
                                                        1,085
                                                  ------------

HOUSEHOLD DURABLES (0.4%)
La-Z-Boy, Inc.                          26,925            172
                                                  ------------

INSURANCE (4.3%)
Amerisafe, Inc. *                       22,041            314
Crawford & Co., Class B *               56,426            293
Fpic Insurance Group, Inc. *             6,970            324
National Atlantic Holdings Corp.,
   Class A *                            35,347            208
Procentury Corp.                        11,233            204
SeaBright Insurance Holdings, Inc. *    22,772            354
                                                  ------------
                                                        1,697
                                                  ------------

INTERNET SOFTWARE & SERVICES (0.7%)
Vignette Corp. *                        22,644            262
                                                  ------------

IT SERVICES (2.3%)
Ciber, Inc. *                           81,587            511
Ness Technologies, Inc. *               43,884            398
                                                  ------------
                                                          909
                                                  ------------

MACHINERY (1.2%)
Flanders Corp. *                        75,474            465
                                                  ------------

MARINE (1.6%)
Stealthgas, Inc.                        39,493            633
                                                  ------------


                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
METALS & MINING (1.2%)
NN, Inc.                                45,765          $ 459
                                                  ------------

MULTILINE RETAIL (0.9%)
Tuesday Morning Corp. *                 61,841            336
                                                  ------------

OIL & GAS (2.7%)
Callon Petroleum Co. *                  37,444            749
Gulfport Energy Corp. *                 25,800            299
                                                  ------------
                                                        1,048
                                                  ------------

PAPER & FOREST PRODUCTS (1.1%)
Schweitzer-Mauduit International,
   Inc.                                 20,273            449
                                                  ------------

REIT-HOTELS (2.0%)
Hersha Hospitality Trust, A Shares      60,581            577
MHI Hospitality Corp.                   31,420            197
                                                  ------------
                                                          774
                                                  ------------

REIT-STORAGE (1.0%)
U-Store-It Trust                        32,060            387
                                                  ------------

REIT-WAREHOUSE/INDUSTRY (0.9%)
Monmouth Real Estate Investment
   Corp., Class A                       44,143            336
                                                  ------------

ROAD & RAIL (2.5%)
Celadon Group, Inc. *                   34,330            353
Marten Transport, Ltd. *                22,485            367
Saia, Inc. *                            16,650            230
USA Truck, Inc. *                        2,163             26
                                                  ------------
                                                          976
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (6.9%)
Applied Micro Circuits Corp. *          48,590            425
AXT, Inc. *                             39,390            187
IXYS Corp. *                            50,598            363
Nanometrics, Inc. *                     33,936            240
Rudolph Technologies, Inc. *            29,114            296
Semitool, Inc. *                        63,497            561
Ultratech, Inc. *                       24,744            353
White Electronic Designs Corp. *        64,411            294
                                                  ------------
                                                        2,719
                                                  ------------

SOFTWARE (1.1%)
Secure Computing Corp. *                62,510            414
                                                  ------------

SPECIALTY RETAIL (4.8%)
Casual Male Retail Group, Inc. *        59,680            258
Charlotte Russe Holdings, Inc. *        23,482            373

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
SPECIALTY RETAIL, CONTINUED
Jo-Ann Stores, Inc. *                   29,985          $ 568
Monro Muffler, Inc.                     24,848            410
Stein Mart, Inc.                        51,964            277
                                                  ------------
                                                        1,886
                                                  ------------

THRIFTS & MORTGAGE FINANCE (6.2%)
American Bancorp of New Jersey          34,262            360
B of I Holding, Inc. *                  51,062            295
Benjamin Franklin Bancorp, Inc.         21,641            292
Berkshire Hills Bancorp, Inc.           16,790            430
Citizens Community Bancorp, Inc.        21,269            176
First Clover Leaf Financial Corp.       22,467            218
United Western Bancorp, Inc.            19,947            343
WSFS Financial Corp.                     6,260            318
                                                  ------------
                                                        2,432
                                                  ------------

TRADING COMPANIES & DISTRIBUTORS
   (0.9%)
Aceto Corp.                             50,122            352
                                                  ------------

TOTAL COMMON STOCKS                                    38,836
                                                  ------------

INVESTMENTS IN AFFILIATES (1.1%)
Fifth Third Institutional Money
   Market Fund (a)                     421,254            421
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                           421
                                                  ------------

TOTAL INVESTMENTS (COST $41,053) - 99.7%               39,257

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%              135
                                                  ------------

NET ASSETS - 100.0%                                  $ 39,392
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Investments:
REIT - Real Estate Investment Trust

                     See notes to schedules of investments.

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (1.6%)
AAR Corp. *                             69,350        $ 1,623
                                                  ------------

CAPITAL MARKETS (2.2%)
Apollo Investment Corp.                 59,906            969
Gladstone Capital Corp.                 66,338          1,246
                                                  ------------
                                                        2,215
                                                  ------------

CHEMICALS (3.2%)
Ferro Corp.                             95,620          1,681
PolyOne Corp. *                        217,224          1,603
                                                  ------------
                                                        3,284
                                                  ------------

COMMERCIAL BANKS (10.9%)
Community Bank System, Inc.             79,742          2,032
MainSource Financial Group, Inc.        92,214          1,366
Old National Bancorp                   123,325          2,110
Renasant Corp.                          60,674          1,406
UMB Financial Corp.                     41,501          2,060
United Bankshares, Inc.                 70,122          2,040
                                                  ------------
                                                       11,014
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Schawk, Inc., Class A                   91,909          1,473
                                                  ------------

COMMUNICATIONS EQUIPMENT (4.3%)
ADC Telecommunications, Inc. *         125,892          1,765
Extreme Networks, Inc. *               511,427          1,550
MasTec, Inc. *                         123,436          1,011
                                                  ------------
                                                        4,326
                                                  ------------

CONSTRUCTION MATERIALS (1.4%)
Headwaters, Inc. *                     124,830          1,427
                                                  ------------

DIVERSIFIED CONSUMER SERVICES (1.7%)
Stewart Enterprises, Inc., Class A     252,778          1,726
                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (2.3%)
Iowa Telecommunications Services,
   Inc.                                133,121          2,306
                                                  ------------

ELECTRIC UTILITIES (3.6%)
Cleco Corp.                             75,283          1,807
Westar Energy, Inc.                     78,476          1,820
                                                  ------------
                                                        3,627
                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (1.2%)
EnerSys *                               52,221          1,222
                                                  ------------



                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
Agilysys, Inc.                         108,710        $ 1,191
CTS Corp.                              110,522          1,243
                                                  ------------
                                                        2,434
                                                  ------------

ENERGY EQUIPMENT & SERVICES (3.2%)
Oil States International, Inc. *        30,497          1,527
CARBO Ceramics, Inc.                    35,175          1,672
                                                  ------------
                                                        3,199
                                                  ------------

FOOD & STAPLES RETAILING (3.3%)
Casey's General Stores, Inc.            74,751          1,654
Performance Food Group Co. *            49,506          1,656
                                                  ------------
                                                        3,310
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (3.1%)
Kindred Healthcare, Inc. *              79,248          1,881
Molina Healthcare, Inc. *               49,115          1,219
                                                  ------------
                                                        3,100
                                                  ------------

HOTELS RESTAURANTS & LEISURE (2.0%)
Bluegreen Corp. *                      153,859          1,082
Steak N Shake Co. (The) *              118,512            938
                                                  ------------
                                                        2,020
                                                  ------------

HOUSEHOLD DURABLES (1.1%)
La-Z-Boy, Inc.                         178,530          1,137
                                                  ------------

INSURANCE (3.6%)
Endurance Specialty Holdings, Ltd.      41,862          1,554
Platinum Underwriters Holdings, Ltd.    57,170          2,051
                                                  ------------
                                                        3,605
                                                  ------------

IT SERVICES (1.1%)
Convergys Corp. *                       68,800          1,082
                                                  ------------

MACHINERY (6.9%)
Albany International Corp., Class A     56,427          2,048
EnPro Industries, Inc. *                56,718          2,059
Toro Co.                                29,025          1,230
Trinity Industries, Inc.                54,412          1,654
                                                  ------------
                                                        6,991
                                                  ------------

MARINE (1.3%)
Alexander & Baldwin, Inc.               25,913          1,302
                                                  ------------

METALS & MINING (1.5%)
Coeur d'Alene Mines Corp. *            493,336          1,515
                                                  ------------

MULTILINE RETAIL (1.1%)
Dollar Tree, Inc. *                     34,067          1,077
                                                  ------------


                                    Continued

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
MULTI-UTILITIES (1.8%)
Vectren Corp.                           65,654        $ 1,857
                                                  ------------

OIL & GAS (5.3%)
Massey Energy Co.                       24,561          1,285
Overseas Shipholding Group, Inc.        16,264          1,224
Rosetta Resources, Inc. *               65,452          1,426
Tsakos Energy Navigation, Ltd.          44,635          1,451
                                                  ------------
                                                        5,386
                                                  ------------

PAPER & FOREST PRODUCTS (2.2%)
Schweitzer-Mauduit International,
   Inc.                                 99,651          2,205
                                                  ------------

PHARMACEUTICALS (2.6%)
Biovail Corp.                          109,733          1,255
Par Pharmaceutical Cos., Inc. *         79,532          1,356
                                                  ------------
                                                        2,611
                                                  ------------

REIT-HOTELS (1.4%)
Ashford Hospitality Trust, Inc.        241,043          1,396
                                                  ------------

REIT-SHOPPING CENTERS (1.1%)
Weingarten Realty Investors             31,441          1,160
                                                  ------------

REIT-STORAGE (1.8%)
U-Store-It Trust                       154,746          1,868
                                                  ------------

ROAD & RAIL (2.8%)
Marten Transport, Ltd. *                86,229          1,406
Werner Enterprises, Inc.                71,867          1,398
                                                  ------------
                                                        2,804
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.5%)
Cabot Microelectronics Corp. *          48,013          1,635
Semitool, Inc. *                       177,030          1,563
Teradyne, Inc. *                        99,962          1,328
                                                  ------------
                                                        4,526
                                                  ------------

SOFTWARE (2.0%)
Sybase, Inc. *                          69,909          2,057
                                                  ------------

SPECIALTY RETAIL (2.8%)
Group 1 Automotive, Inc.                49,796          1,329
Jo-Ann Stores, Inc. *                   77,242          1,463
                                                  ------------
                                                        2,792
                                                  ------------

TEXTILES APPAREL & LUXURY GOODS (1.1%)
Phillips-Van Heusen Corp.               27,350          1,154
                                                  ------------

THRIFTS & MORTGAGE FINANCE (1.9%)
NewAlliance Bancshares, Inc.           144,872          1,950
                                                  ------------

                                    Continued

                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
TRADING COMPANIES & DISTRIBUTORS
   (1.2%)
United Rentals, Inc. *                  66,110        $ 1,246
                                                  ------------

TOTAL COMMON STOCKS                                    98,027
                                                  ------------

INVESTMENTS IN AFFILIATES (2.6%)
Fifth Third Institutional Money
   Market Fund (a)
                                     2,602,264          2,602
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         2,602
                                                  ------------

TOTAL INVESTMENTS (COST $100,855) - 99.6%             100,629

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%              418
                                                  ------------

NET ASSETS - 100.0%                                  $101,047
                                                  ============


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Investments:
REIT - Real Estate Investment Trust


                     See notes to schedules of investments.

ALL CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (98.7%)
AEROSPACE & DEFENSE (3.5%)
AAR Corp. *                             79,575        $ 1,862
General Dynamics Corp.                  36,728          3,321
Honeywell International, Inc.           36,726          2,182
United Technologies Corp.               30,607          2,218
                                                  ------------
                                                        9,583
                                                  ------------

AUTO COMPONENTS (0.4%)
Autoliv, Inc.                           18,364          1,125
                                                  ------------

BEVERAGES (1.3%)
Coca-Cola Enterprises, Inc.             82,635          1,859
Molson Coors Brewing Co., Class B       33,665          1,846
                                                  ------------
                                                        3,705
                                                  ------------

BIOTECHNOLOGY (1.3%)
Amgen, Inc. *                           83,250          3,486
                                                  ------------

CAPITAL MARKETS (5.1%)
Bank of New York Mellon Corp. (The)     79,231          3,449
Goldman Sachs Group, Inc. (The)         30,604          5,856
Lazard, Ltd., Class A                   30,605          1,198
Legg Mason, Inc.                        61,210          3,690
                                                  ------------
                                                       14,193
                                                  ------------

CHEMICALS (3.4%)
Dow Chemical Co. (The)                  73,456          2,949
E.I. du Pont de Nemours & Co.           73,456          3,593
Lubrizol Corp.                          48,968          2,856
                                                  ------------
                                                        9,398
                                                  ------------

COMMERCIAL BANKS (4.4%)
Comerica, Inc.                          48,971          1,701
Marshall & Ilsley Corp.                 88,755          2,217
National City Corp. (a)                187,311          1,180
Old National Bancorp                    61,210          1,047
SunTrust Banks, Inc.                    36,728          2,048
United Bankshares, Inc.                 31,830            926
US Bancorp                              91,820          3,112
                                                  ------------
                                                       12,231
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
ICT Group, Inc. *                       52,030            569
Manpower, Inc.                          24,485          1,644
Pitney Bowes, Inc.                      55,091          1,989
Standard Register Co. (The)            117,241          1,111
                                                  ------------
                                                        5,313
                                                  ------------

COMMUNICATIONS EQUIPMENT (0.6%)
Harris Corp.                            13,773            744
Symmetricom, Inc. *                    244,849          1,051
                                                  ------------
                                                        1,795
                                                  ------------

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
COMPUTERS & PERIPHERALS (3.5%)
Hewlett-Packard Co.                     36,728        $ 1,702
International Business Machines
   Corp.                                38,565          4,655
SanDisk Corp. *                         80,800          2,189
Seagate Technology                      61,210          1,155
                                                  ------------
                                                        9,701
                                                  ------------

CONSUMER FINANCE (0.9%)
Discover Financial Services            137,725          2,508
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (7.4%)
Bank of America Corp.                  171,396          6,434
Citigroup, Inc.                        232,605          5,878
JPMorgan Chase & Co.                   173,228          8,254
                                                  ------------
                                                       20,566
                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (4.2%)
AT&T, Inc.                              91,820          3,554
Verizon Communications, Inc.           149,970          5,771
Windstream Corp.                       187,735          2,204
                                                  ------------
                                                       11,529
                                                  ------------

ELECTRIC UTILITIES (3.8%)
American Electric Power Co., Inc.       61,213          2,732
Duke Energy Corp.                       67,335          1,233
Edison International                    45,907          2,395
FPL Group, Inc.                         30,607          2,029
Pepco Holdings, Inc.                    85,699          2,135
                                                  ------------
                                                       10,524
                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.5%)
Avnet, Inc. *                           15,302            401
Vishay Intertechnology, Inc. *          91,818            867
                                                  ------------
                                                        1,268
                                                  ------------

ENERGY EQUIPMENT & SERVICE (3.6%)
ENSCO International, Inc.               24,485          1,560
Nabors Industries, Ltd. *              149,355          5,607
Tidewater, Inc.                         42,849          2,795
                                                  ------------
                                                        9,962
                                                  ------------

FOOD & STAPLES RETAILING (2.3%)
Safeway, Inc.                          107,121          3,385
SUPERVALU, Inc.                         91,820          3,039
                                                  ------------
                                                        6,424
                                                  ------------

FOOD PRODUCTS (3.6%)
ConAgra Foods, Inc.                    113,242          2,668
Kraft Foods, Inc., Class A             124,259          3,930

                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
FOOD PRODUCTS, CONTINUED
Tyson Foods, Inc., Class A             183,635        $ 3,269
                                                  ------------
                                                        9,867
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (2.4%)
Laboratory Corp. of America
   Holdings *                           27,543          2,083
Lincare Holdings, Inc. *                18,364            447
Omnicare, Inc.                          22,955            467
UnitedHealth Group, Inc.               115,080          3,755
                                                  ------------
                                                        6,752
                                                  ------------

HOTELS RESTAURANTS & LEISURE (2.1%)
Bob Evans Farms, Inc.                   52,029          1,461
Carnival Corp.                          44,685          1,795
Darden Restaurants, Inc.                71,620          2,548
                                                  ------------
                                                        5,804
                                                  ------------

HOUSEHOLD DURABLES (2.5%)
Snap-On, Inc.                           27,544          1,634
Stanley Works (The)                     45,907          2,214
Tupperware Brands Corp.                 79,575          3,135
                                                  ------------
                                                        6,983
                                                  ------------

INDUSTRIAL CONGLOMERATES (3.0%)
3M Co.                                  45,907          3,530
General Electric Co.                   144,458          4,724
                                                  ------------
                                                        8,254
                                                  ------------

INSURANCE (7.9%)
Allstate Corp. (The)                    55,092          2,774
American International Group, Inc.     119,361          5,515
Hartford Financial Services Group,
   Inc.                                 61,211          4,363
MetLife, Inc.                           55,092          3,352
Prudential Financial, Inc.              50,195          3,800
Travelers Cos., Inc. (The)              42,850          2,160
                                                  ------------
                                                       21,964
                                                  ------------

IT SERVICES (0.7%)
Computer Sciences Corp. *               44,074          1,921
                                                  ------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Mattel, Inc.                            67,335          1,263
                                                  ------------

MACHINERY (3.2%)
Caterpillar, Inc.                       42,848          3,508
Dover Corp.                             24,485          1,211
Joy Global, Inc.                        24,485          1,818
Pall Corp.                              70,394          2,448
                                                  ------------
                                                        8,985
                                                  ------------


                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
MEDIA (1.6%)
New York Times Co. (The), Class A      122,425        $ 2,387
Time Warner, Inc.                      136,505          2,027
                                                  ------------
                                                        4,414
                                                  ------------

METALS & MINING (1.2%)
Alcoa, Inc.                             91,820          3,193
                                                  ------------

MULTILINE RETAIL (0.4%)
Dollar Tree, Inc. *                     30,605            967
                                                  ------------

MULTI-UTILITIES (0.4%)
NiSource, Inc.                          55,092            986
                                                  ------------

OIL & GAS (11.7%)
Anadarko Petroleum Corp.                44,072          2,933
Chevron Corp.                           61,213          5,886
ConocoPhillips                          82,635          7,119
Exxon Mobil Corp.                       79,578          7,406
Marathon Oil Corp.                     134,665          6,137
Spectra Energy Corp.                    33,665            831
Sunoco, Inc.                            45,910          2,131
                                                  ------------
                                                       32,443
                                                  ------------

PHARMACEUTICALS (3.9%)
Forest Laboratories, Inc. *             33,665          1,168
Johnson & Johnson                       45,907          3,080
Pfizer, Inc.                           214,241          4,308
Wyeth                                   48,970          2,178
                                                  ------------
                                                       10,734
                                                  ------------

REIT-DIVERSIFIED (0.5%)
Duke Realty Corp.                       61,210          1,495
                                                  ------------

ROAD & RAIL (0.6%)
Union Pacific Corp.                     12,244          1,778
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.4%)
Applied Materials, Inc.                183,635          3,427
Cabot Microelectronics Corp. *          53,869          1,834
International Rectifier Corp. *         65,495          1,491
                                                  ------------
                                                        6,752
                                                  ------------

SOFTWARE (0.3%)
Cadence Design Systems, Inc. *          61,210            681
                                                  ------------

TEXTILES APPAREL & LUXURY GOODS (0.6%)
Jones Apparel Group, Inc.              107,120          1,696
                                                  ------------

                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
THRIFTS & MORTGAGE FINANCE (0.8%)
New York Community Bancorp, Inc.       122,426        $ 2,286
                                                  ------------

TOBACCO (0.3%)
UST, Inc.                               15,301            797
                                                  ------------

TOTAL COMMON STOCKS                                   273,326
                                                  ------------

INVESTMENT COMPANIES (0.4%)
State Street Navigator Securities
   Lending Portfolio (c)             1,173,354          1,173
                                                  ------------

TOTAL INVESTMENT COMPANIES                              1,173
                                                  ------------

INVESTMENTS IN AFFILIATES (1.6%)
Fifth Third Institutional Money
   Market Fund (b)                   4,442,164          4,442
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         4,442
                                                  ------------

TOTAL INVESTMENTS (COST $246,267) - 100.7%            278,941

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%         (2,007)
                                                  ------------

NET ASSETS - 100.0%                                  $276,934
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of
Investments:
REIT - Real Estate Investment Trust

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (1.9%)
Northrop Grumman Corp. (a)              79,365        $ 5,839
United Technologies Corp. (a)           79,365          5,751
                                                  ------------
                                                       11,590
                                                  ------------

BEVERAGES (1.3%)
Anheuser-Busch Cos., Inc. (a)          158,050          7,776
                                                  ------------

BIOTECHNOLOGY (1.2%)
Amgen, Inc. * (a)                      181,757          7,610
                                                  ------------

CAPITAL MARKETS (1.3%)
Morgan Stanley (a)                     158,050          7,681
                                                  ------------

CHEMICALS (2.6%)
Dow Chemical Co. (The) (a)             306,222         12,295
E.I. du Pont de Nemours & Co.           79,025          3,865
                                                  ------------
                                                       16,160
                                                  ------------

COMMERCIAL BANKS (2.3%)
Marshall & Ilsley Corp. (a)            158,050          3,948
National City Corp. (a)                237,075          1,494
SunTrust Banks, Inc. (a)               158,050          8,811
                                                  ------------
                                                       14,253
                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (2.6%)
Pitney Bowes, Inc. (a)                 246,953          8,917
RR Donnelley & Sons Co. (a)            237,075          7,264
                                                  ------------
                                                       16,181
                                                  ------------

COMPUTERS & PERIPHERALS (2.5%)
International Business Machines
   Corp. (a)                            67,171          8,108
Seagate Technology (a)                 395,125          7,456
                                                  ------------
                                                       15,564
                                                  ------------

CONSUMER FINANCE (0.6%)
Discover Financial Services (a)        218,254          3,974
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (9.7%)
Bank of America Corp. (a)              563,052         21,137
Citigroup, Inc. (a)                    559,101         14,128
JPMorgan Chase & Co. (a)               504,574         24,043
                                                  ------------
                                                       59,308
                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (5.4%)
AT&T, Inc.                             444,515         17,207
Qwest Communications International,
   Inc.                                869,274          4,486
Windstream Corp. (a)                   968,055         11,365
                                                  ------------
                                                       33,058
                                                  ------------

                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
ELECTRIC UTILITIES (1.1%)
Edison International (a)               134,342        $ 7,009
                                                  ------------

ENERGY EQUIPMENT & SERVICE (4.2%)
ENSCO International, Inc. (a)          108,659          6,925
Halliburton Co. (a)                    412,115         18,920
                                                  ------------
                                                       25,845
                                                  ------------

FOOD PRODUCTS (3.4%)
ConAgra Foods, Inc. (a)                178,572          4,207
Kraft Foods, Inc., Class A             523,935         16,572
                                                  ------------
                                                       20,779
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (1.4%)
UnitedHealth Group, Inc. (a)           268,685          8,767
                                                  ------------

HOTELS RESTAURANTS & LEISURE (3.0%)
Carnival Corp. (a)                     217,319          8,730
Darden Restaurants, Inc. (a)           266,709          9,489
                                                  ------------
                                                       18,219
                                                  ------------

HOUSEHOLD DURABLES (0.8%)
Fortune Brands, Inc. (a)                73,413          4,964
                                                  ------------

INDUSTRIAL CONGLOMERATES (3.9%)
3M Co. (a)                              98,781          7,596
General Electric Co.                   493,906         16,151
                                                  ------------
                                                       23,747
                                                  ------------

INSURANCE (10.2%)
Allstate Corp. (The) (a)               187,684          9,452
American International Group,
   Inc. (a)                            260,782         12,048
Hartford Financial Services Group,
   Inc. (a)                            138,294          9,856
MetLife, Inc.                          345,734         21,038
Prudential Financial, Inc.              39,683          3,004
Travelers Cos., Inc. (The) (a)         148,172          7,468
                                                  ------------
                                                       62,866
                                                  ------------

IT SERVICES (2.3%)
Computer Sciences Corp. * (a)          146,826          6,400
Fiserv, Inc. * (a)                     158,050          7,990
                                                  ------------
                                                       14,390
                                                  ------------

LEISURE EQUIPMENT & PRODUCTS (1.4%)
Mattel, Inc. (a)                       444,515          8,335
                                                  ------------

MACHINERY (1.1%)
Caterpillar, Inc. (a)                   79,365          6,498
                                                  ------------


                                    Continued

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------


                                       SHARES          VALUE
                                   -------------  ------------

COMMON STOCKS, CONTINUED
MEDIA (3.2%)
Time Warner, Inc. (a)                1,303,911       $ 19,363
                                                  ------------

METALS & MINING (1.1%)
Alcoa, Inc. (a)                        198,413          6,901
                                                  ------------

MULTI-UTILITIES (1.4%)
PG&E Corp. (a)                         217,319          8,693
                                                  ------------

OIL & GAS (15.1%)
Apache Corp. (a)                        94,830         12,772
Chevron Corp.                          237,075         22,795
ConocoPhillips (a)                     258,411         22,262
Exxon Mobil Corp. (a)                  213,367         19,858
Marathon Oil Corp. (a)                 335,856         15,305
                                                  ------------
                                                       92,992
                                                  ------------

PHARMACEUTICALS (6.9%)
Eli Lilly & Co. (a)                    167,928          8,084
Forest Laboratories, Inc. * (a)        335,856         11,658
Johnson & Johnson                      142,245          9,543
Pfizer, Inc. (a)                       333,334          6,703
Wyeth                                  146,826          6,530
                                                  ------------
                                                       42,518
                                                  ------------

REIT-DIVERSIFIED (1.3%)
Duke Realty Corp.                      316,100          7,719
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (1.0%)
Applied Materials, Inc. (a)            335,856          6,267
                                                  ------------

TOBACCO (2.8%)
Altria Group, Inc.                     158,050          3,161
Philip Morris International, Inc. *    158,050          8,066
UST, Inc. (a)                          109,127          5,682
                                                  ------------
                                                       16,909
                                                  ------------

TOTAL COMMON STOCKS                                   595,936
                                                  ------------

INVESTMENT COMPANIES (27.1%)
State Street Navigator Securities
   Lending Portfolio (c)           166,606,077        166,606
                                                  ------------

TOTAL INVESTMENT COMPANIES                            166,606
                                                  ------------


                                     SHARES         VALUE
                                   ------------  ------------

INVESTMENTS IN AFFILIATES (2.7%)
Fifth Third Institutional Money
   Market Fund (b)                  16,396,793       $ 16,397
                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                        16,397
                                                 ------------

TOTAL INVESTMENTS (COST $727,746) - 126.8%            778,939

LIABILITIES IN EXCESS OF OTHER ASSETS - (26.8)%      (164,709)
                                                 ------------

NET ASSETS - 100.0%                                  $614,230
                                                 ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.


The following abbreviation is used in the Schedule of
Investments:
REIT - Real Estate Investment Trust


            See notes to schedules of investments.

LIFEMODEL AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

INVESTMENTS IN AFFILIATES (a) (100.1%)
Fifth Third All Cap Value Fund         814,838       $ 16,191
Fifth Third Disciplined Large Cap
   Value Fund                        2,275,476         28,512
Fifth Third High Yield Bond Fund        58,733            561
Fifth Third Institutional Money
   Market Fund                       1,929,584          1,930
Fifth Third International Equity
   Fund                              2,892,519         40,495
Fifth Third Mid Cap Growth Fund *    1,263,673         16,504
Fifth Third Quality Growth Fund      1,720,551         29,576
Fifth Third Short Term Bond Fund       306,995          2,873
Fifth Third Small Cap Growth Fund *    944,499          7,546
Fifth Third Small Cap Value Fund       462,620          7,749
Fifth Third Structured Large Cap
   Plus Fund                         1,783,918         27,900
Fifth Third Total Return Bond Fund     760,377          7,201
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                       187,038
                                                  ------------

TOTAL INVESTMENTS (COST $169,803) - 100.1%            187,038

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%             (108)
                                                  ------------

NET ASSETS - 100.0%                                  $186,930
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

           See notes to schedules of investments.

LIFEMODEL MODERATELY AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

INVESTMENTS IN AFFILIATES (a) (99.3%)
Fifth Third All Cap Value Fund       1,094,550       $ 21,749
Fifth Third Disciplined Large Cap
   Value Fund                        2,959,188         37,079
Fifth Third High Yield Bond Fund       436,992          4,173
Fifth Third Institutional Money
   Market Fund                         169,133            169
Fifth Third International Equity
   Fund                              3,898,697         54,582
Fifth Third Mid Cap Growth Fund *    1,694,976         22,136
Fifth Third Quality Growth Fund      2,209,883         37,988
Fifth Third Short Term Bond Fund     2,158,790         20,206
Fifth Third Small Cap Growth Fund *  1,227,984          9,811
Fifth Third Small Cap Value Fund       601,173         10,070
Fifth Third Structured Large Cap
   Plus Fund                         2,397,540         37,498
Fifth Third Total Return Fund        5,675,385         53,746
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                       309,207
                                                  ------------

TOTAL INVESTMENTS (COST $282,458) - 99.3%             309,207

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%            2,092
                                                  ------------

NET ASSETS - 100.0%                                  $311,299
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

           See notes to schedules of investments.

LIFEMODEL MODERATE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------


                                       SHARES         VALUE
                                    -------------  -------------

INVESTMENTS IN AFFILIATES (a) (100.1%)
Fifth Third All Cap Value Fund       1,224,639       $ 24,334
Fifth Third Disciplined Large Cap
   Value Fund                        3,474,066         43,530
Fifth Third High Yield Bond Fund     1,186,388         11,330
Fifth Third Institutional Money
   Market Fund                         592,020            592
Fifth Third International Equity
   Fund                              4,292,583         60,096
Fifth Third Mid Cap Growth Fund*     1,884,085         24,606
Fifth Third Quality Growth Fund      2,568,865         44,159
Fifth Third Short Term Bond Fund     6,114,409         57,231
Fifth Third Small Cap Growth Fund*   1,388,266         11,092
Fifth Third Small Cap Value Fund       679,980         11,390
Fifth Third Structured Large Cap
   Plus Fund                         2,467,833         38,597
Fifth Third Total Return Bond Fund  15,409,118        145,924
                                                 -------------
TOTAL INVESTMENTS IN AFFILIATES                       472,881
                                                 -------------

TOTAL INVESTMENTS (COST $458,270) - 100.1%            472,881

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%           (524)
                                                 -------------

NET ASSETS - 100.0%                                 $ 472,357
                                                 =============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

           See notes to schedules of investments.

LIFEMODEL MODERATELY CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

INVESTMENTS IN AFFILIATES (a) (99.2%)
Fifth Third All Cap Value Fund         196,888        $ 3,912
Fifth Third Disciplined Large Cap
   Value Fund                          484,605          6,072
Fifth Third High Yield Bond Fund       278,608          2,661
Fifth Third Institutional Money
   Market Fund                          61,259             61
Fifth Third International Equity
   Fund                                634,510          8,883
Fifth Third Mid Cap Growth Fund *      292,297          3,818
Fifth Third Quality Growth Fund        366,897          6,307
Fifth Third Short Term Bond Fund     1,381,460         12,931
Fifth Third Small Cap Growth Fund *    231,699          1,851
Fifth Third Small Cap Value Fund       111,899          1,874
Fifth Third Structured Large Cap
   Plus Fund                           478,277          7,480
Fifth Third Total Return Bond Fund   3,635,035         34,424
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                        90,274
                                                  ------------

TOTAL INVESTMENTS (COST $86,722) - 99.2%               90,274

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%              765
                                                  ------------

NET ASSETS - 100.0%                                  $ 91,039
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.



           See notes to schedules of investments.

LIFEMODEL CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

INVESTMENTS IN AFFILIATES(a) (100.2%)
Fifth Third All Cap Value Fund          61,117        $ 1,214
Fifth Third Disciplined Large Cap
   Value Fund                          159,690          2,001
Fifth Third High Yield Bond Fund       225,354          2,152
Fifth Third Institutional Money
   Market Fund                         861,259            861
Fifth Third International Equity
   Fund                                188,566          2,640
Fifth Third Mid Cap Growth Fund *       94,754          1,238
Fifth Third Quality Growth Fund        116,837          2,008
Fifth Third Short Term Bond Fund     1,148,471         10,750
Fifth Third Small Cap Growth Fund       78,927            631
Fifth Third Small Cap Value Fund *      37,557            629
Fifth Third Structured Large Cap
   Plus Fund                           141,129          2,207
Fifth Third Total Return Bond Fund   2,895,697         27,422
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                        53,753
                                                  ------------

TOTAL INVESTMENTS (COST $54,403) - 100.2%              53,753

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.2%             (105)
                                                  ------------

NET ASSETS - 100.0%                                  $ 53,648
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


            See notes to schedules of investments.

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

ASSET-BACKED SECURITIES (2.2%)
AUTOMOBILE ABS OTHER (0.8%)
Susquehanna Auto Lease Trust, Series
   2007-1, Class B, 5.31%, 7/14/10 (b) $ 1,000          $ 983
                                                  ------------

OTHER ABS (1.4%)
Aerco, Ltd., Series 2A, Class A3,
   3.18%, 7/15/25 (a) (b) (d)              940            762
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI3, 3.07%,
   4/25/36 (a)                           1,000            938
                                                  ------------
                                                        1,700
                                                  ------------

TOTAL ASSET-BACKED SECURITIES                           2,683
                                                  ------------

CORPORATE BONDS (21.0%)
BEVERAGES-NON ALCOHOLIC (0.4%)
PepsiCo, Inc., 4.65%, 2/15/13              500            510
                                                  ------------

CABLE TV (1.3%)
Comcast Cable Communications LLC,
   7.13%, 6/15/13                          500            536
COX Communications, Inc., 7.75%,
   11/1/10                               1,000          1,062
                                                  ------------
                                                        1,598
                                                  ------------

COMMERCIAL BANKS-EASTERN U.S. (0.8%)
Emigrant Capital Trust, 4.69%,
   12/10/33 (a) (b)                      1,000            978
                                                  ------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.4%)
First Tennessee Capital II, Series B,
   6.30%, 4/15/34                        1,500          1,191
Union Planters Corp., 4.38%, 12/1/10       500            486
                                                  ------------
                                                        1,677
                                                  ------------

ELECTRIC-INTEGRATED (1.3%)
FPL Group Capital, Inc., 6.65%,
   6/15/67 (a)                           1,000            907
Public Service Co. of Oklahoma,
   Series C, 4.85%, 9/15/10                500            505
                                                  ------------
                                                        1,412
                                                  ------------

FINANCE-COMMERCIAL (0.8%)
CIT Group, Inc., 4.00%, 5/8/08           1,000            999
                                                  ------------

FINANCE-CONSUMER LOANS (2.1%)
American General Finance Corp.,
   Series MTN, 5.75%, 9/15/16            1,000            928
SLM Corp., Series CPI, 5.41%,
   4/1/09 (a) (e)                        1,000            900
SLM Corp., Series CPI, 6.41%,
   11/21/13 (a) (e)                      1,000            704
                                                  ------------
                                                        2,532
                                                  ------------

                                    Continued



                                      PRINCIPAL
                                       AMOUNT         VALUE
                                     -----------   ------------

CORPORATE BONDS, CONTINUED
FINANCE-INVESTMENT BANKER/BROKER
   (1.3%)
Bear Stearns Cos., Inc. (The), 4.65%,
   7/2/18                              $ 1,000          $ 899
Lehman Brothers Holdings Capital
   Trust V, Series MTN, 5.86%,
   11/29/49 (a) (g)                      1,000            710
                                                  ------------
                                                        1,609
                                                  ------------

FINANCE-LEASING COMPANY (0.8%)
International Lease Finance Corp.,
   Series MTNO, 4.38%, 11/1/09           1,000            984
                                                  ------------

FINANCE-MORTGAGE LOAN/BANKER (0.1%)
Countrywide Home Loans, Inc., Series
   MTNK, 5.63%, 7/15/09                    100             95
                                                  ------------

FINANCE-OTHER SERVICES (0.8%)
Cullen Frost Cap Trust I, 4.63%,
   3/1/34 (a)                            1,000            930
                                                  ------------

FINANCIAL GUARANTEE INSURANCE (0.6%)
Radian Group, Inc., 5.63%, 2/15/13       1,000            710
                                                  ------------

FOOD-MISC/DIVERSIFIED (0.8%)
General Mills, Inc., 5.20%, 3/17/15        400            402
Kellogg Co., 5.13%, 12/3/12                500            510
                                                  ------------
                                                          912
                                                  ------------

INSURANCE BROKERS (0.3%)
Marsh & McLennan Cos., Inc., 5.88%,
   8/1/33                                  500            416
                                                  ------------

MONEY CENTER BANKS (1.3%)
Bankers Trust Corp., 7.25%, 10/15/11     1,000          1,078
RBS Capital Trust B, 6.80%,
   12/31/49 (g)                            500            483
                                                  ------------
                                                        1,561
                                                  ------------

MULTIMEDIA (1.8%)
Time Warner Entertainment Co. LP,
   8.88%, 10/1/12                        1,500          1,662
Walt Disney Co. (The), 4.70%, 12/1/12      500            509
                                                  ------------
                                                        2,171
                                                  ------------

OIL COMPANY-EXPLORATION & PRODUCTION
   (0.7%)
Pemex Project Funding Master Trust,
   7.88%, 2/1/09                           810            828
                                                  ------------


                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS, CONTINUED
REIT-SHOPPING CENTERS (0.8%)
Developers Diversified Realty Corp.,
   3.88%, 1/30/09                      $ 1,000          $ 985
                                                  ------------

RETAIL-DISCOUNT (0.7%)
Wal-Mart Stores, Inc., 4.25%, 4/15/13      900            904
                                                  ------------

RETAIL-DRUG STORE (0.7%)
CVS Caremark Corp., 7.77%, 1/10/12 (b)     734            795
                                                  ------------

SPECIAL PURPOSE ENTITY (0.8%)
HVB Funding Trust I, 8.74%, 6/30/31 (b)  1,000            931
                                                  ------------

SUPER-REGIONAL BANKS-U.S. (1.1%)
Bank of America Corp., 8.00%,
   12/29/49 (a) (g)                        400            407
Wells Fargo Bank NA, 5.95%, 8/26/36      1,000            980
                                                  ------------
                                                        1,387
                                                  ------------

WIRELESS EQUIPMENT (0.3%)
Motorola, Inc., 6.50%, 11/15/28            500            390
                                                  ------------

TOTAL CORPORATE BONDS                                  25,314
                                                  ------------

FOREIGN BONDS (7.8%)
COMMERCIAL BANKS NON-U.S. (1.3%)
HBOS PLC, 5.38%, 12/29/49 (a) (b) (g)    2,000          1,643
                                                  ------------

DIVERSIFIED OPERATIONS (0.9%)
Hutchison Whampoa International,
   Ltd., 6.50%, 2/13/13 (b)              1,000          1,047
                                                  ------------

INVESTMENT MANAGMENT/ADVISOR SERVICES
   (0.4%)
Invesco, Ltd., 5.38%, 2/27/13              500            484
                                                  ------------

MULTI-LINE INSURANCE (0.7%)
AXA SA, 6.46%, 12/31/49 (a) (b) (g)      1,000            828
                                                  ------------

SOVEREIGN (3.7%)
Australia Government Bond, Series
   909, 7.50%, 9/15/09              AUD  3,000          2,864
Mexico Government International Bond,
   Series A, 6.75%, 9/27/34            $ 1,000          1,107
Russia Government International Bond,
   8.25%, 3/31/10 (b)                      444            465
                                                  ------------
                                                        4,436
                                                  ------------

SPECIAL PURPOSE BANKS (0.8%)
Korea Development Bank, 3.88%, 3/2/09    1,000            998
                                                  ------------

TOTAL FOREIGN BONDS                                     9,436
                                                  ------------

                                    Continued


                                      PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MORTGAGE-BACKED SECURITIES (6.3%)
CMBS OTHER (1.7%)
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2007-CD5,
   Class A2, 5.66%, 11/15/44           $ 1,000          $ 996
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                               1,000            999
                                                  ------------
                                                        1,995
                                                  ------------

WL COLLATERAL CMO OTHER (3.2%)
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                          567            500
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2003-48, Class
   2A3, 4.57%, 10/25/33 (a)              1,216          1,120
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 5.01%, 4/20/35 (a)           360            362
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   4.25%, 12/25/32 (a)                      40             40
Wells Fargo Mortgage Backed
   Securities Trust, Series 2004-X,
   Class 1A5, 4.93%, 11/25/34 (a)        1,000            915
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR10,
   Class 2A14, 4.11%, 6/25/35 (a)        1,000            972
                                                  ------------
                                                        3,909
                                                  ------------

WL COLLATERAL CMO SEQUENTIAL (1.4%)
JP Morgan Mortgage Trust, Series
   2006-A3, Class 2A1, 5.62%, 5/25/36 (a)  891            872
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.80%, 4/25/37 (a) 872            838
                                                  ------------
                                                        1,710
                                                  ------------

TOTAL MORTGAGE-BACKED SECURITIES                        7,614
                                                  ------------

MUNICIPAL BONDS (0.4%)
WASHINGTON (0.4%)
Port of Tacoma, GO, AMBAC, 5.00%,
   12/1/21, (Prerefunded 12/1/13 @ 100)    430            472
                                                  ------------

TOTAL MUNICIPAL BONDS                                     472
                                                  ------------

U.S. GOVERNMENT AGENCIES (4.6%)
FANNIE MAE (0.4%)
4.23%, 7/1/18 (a)                          453            455
                                                  ------------

FREDDIE MAC (2.4%)
6.50%, 9/1/22 (f)                          928            961
5.00%, 9/15/25                             796            804

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
7.23%, 10/1/32 (a)                       $ 174          $ 177
4.85%, 1/1/37 (a) (f)                      979            984
                                                  ------------
                                                        2,926
                                                  ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (1.8%)
5.49%, 8/16/27 (a)                       1,150          1,175
4.89%, 7/16/34                           1,000            965
                                                  ------------
                                                        2,140
                                                  ------------

TOTAL U.S. GOVERNMENT AGENCIES                          5,521
                                                  ------------

                                       SHARES
                                    -----------
COMMON STOCKS (5.7%)
BEVERAGES (0.3%)
Diageo PLC ADR                           4,200            344
PepsiCo, Inc.                            1,100             75
                                                  ------------
                                                          419
                                                  ------------

COMMERCIAL BANKS (0.8%)
US Bancorp                              11,600            393
Wells Fargo & Co.                       18,390            547
                                                  ------------
                                                          940
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Bank of America Corp.                   11,500            432
                                                  ------------

ELECTRIC UTILITIES (0.8%)
Duke Energy Corp.                       14,900            273
Entergy Corp.                            2,750            316
Southern Co.                             8,700            324
                                                  ------------
                                                          913
                                                  ------------

FOOD PRODUCTS (0.2%)
Kraft Foods, Inc., Class A               8,974            284
                                                  ------------

MULTI-UTILITIES (0.3%)
Wisconsin Energy Corp.                   8,300            394
                                                  ------------

OIL & GAS (0.2%)
Spectra Energy Corp.                     7,500            185
                                                  ------------

PHARMACEUTICALS (0.4%)
Merck & Co., Inc.                       11,600            441
                                                  ------------

REIT-DIVERSIFIED (0.2%)
Vornado Realty Trust                     2,800            261
                                                  ------------

REIT-HEALTH CARE (0.2%)
HCP, Inc.                                7,650            273
                                                  ------------


                                    Continued


                                        SHARES          VALUE
                                    -----------   ------------

COMMON STOCKS, CONTINUED
REIT-MORTGAGE (0.4%)
Annaly Capital Management, Inc.         28,000          $ 469
                                                  ------------

REIT-SHOPPING CENTERS (0.5%)
Kimco Realty Corp.                       8,550            341
Weingarten Realty Investors              7,025            259
                                                  ------------
                                                          600
                                                  ------------

REIT-STORAGE (0.2%)
Public Storage, A Shares                12,000            306
                                                  ------------

TOBACCO (0.8%)
Altria Group, Inc.                      12,850            257
Philip Morris International, Inc. *     12,850            656
                                                  ------------
                                                          913
                                                  ------------

TOTAL COMMON STOCKS                                     6,830
                                                  ------------

INVESTMENT COMPANIES (6.7%)
CLOSED-END FUNDS (6.2%)
American Income Fund, Inc.             135,400          1,034
BlackRock Income Opportunity Trust,
   Inc.                                225,000          2,268
ING Prime Rate Trust                   160,400            953
MFS Government Markets Income Trust     51,484            359
Rivus Bond Fund                         77,000          1,357
Templeton Global Income Fund            61,374            559
Van Kampen Senior Income Trust         152,000            970
                                                  ------------
                                                        7,500
                                                  ------------

NON-PROPRIETARY EQUITY FUNDS (0.5%)
Eaton Vance Tax-Advantaged Dividend
   Income Fund                          23,600            597
                                                  ------------

TOTAL INVESTMENT COMPANIES                              8,097
                                                  ------------

PREFERRED STOCKS (43.8%)
CABLE TV (1.0%)
Comcast Corp., Series B, 7.00%          50,000          1,202
                                                  ------------

CLOSED-END FUNDS (0.9%)
Source Capital, Inc., 2.40% *           35,600          1,145
                                                  ------------

COMMERCIAL BANKS-EASTERN U.S. (1.0%)
HSBC USA, Inc., Series G, 4.00% (a)     60,000          1,160
                                                  ------------

COMMERCIAL BANKS NON-U.S. (1.7%)
Barclays Bank PLC, Series 2, 6.63%      46,900          1,111
Barclays Bank PLC, Series 5, 8.13%      36,000            913
                                                  ------------
                                                        2,024
                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Citigroup Capital VII, 7.13%           124,925          3,017

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                       SHARES         VALUE
                                    -----------   ------------

PREFERRED STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES,
   CONTINUED
General Electric Capital Corp.,
   6.10%                                19,000          $ 479
General Electric Capital Corp.,
   6.63%                                59,000          1,499
Harris Preferred Capital Corp.,
   Series A, 7.38% *                    31,800            736
                                                  ------------
                                                        5,731
                                                  ------------

ELECTRIC-INTEGRATED (2.6%)
American Electric Power Co., Inc.,
   8.75%                                16,000            421
Entergy Arkansas, Inc., 6.00%           80,600          2,051
Entergy Mississippi, Inc., 6.00%        29,300            734
                                                  ------------
                                                        3,206
                                                  ------------

FINANCE-CONSUMER LOANS (0.7%)
HSBC Finance Corp., 6.88%               32,800            814
                                                  ------------

FINANCE-CREDIT CARD (0.8%)
MBNA Capital D, Series D, 8.13%         37,800            949
                                                  ------------

FINANCE-INVESTMENT BANKER/BROKER
   (3.6%)
Bear Stearns Capital Trust III,
   7.80%                                26,100            626
Credit Suisse Guernsey, Ltd., 7.90%     16,000            405
Goldman Sachs Group, Inc. (The),
   Series A, 3.85% (a)                  40,000            757
Lehman Brothers Holdings, Inc.,
   Series G, 3.47% (a)                  19,900            303
Lehman Brothers Holdings, Inc.,
   Series J, 7.95%                      26,000            623
Merrill Lynch & Co., Inc., Series
   G, 3.84% (a)                         80,000          1,221
Merrill Lynch Preferred Capital
   Trust III, 7.00%                      9,800            219
Morgan Stanley Capital Trust VIII,
   6.45%                                10,800            231
                                                  ------------
                                                        4,385
                                                  ------------

FINANCIAL GUARANTEE INSURANCE (1.7%)
Financial Security Assurance
   Holdings, Ltd., 6.25%               100,350          2,133
                                                  ------------

INVESTMENT MANAGMENT/ADVISOR SERVICES
   (0.7%)
Deutsche Bank Contingent Capital
   Trust III, 7.60%                     36,000            881
                                                  ------------

                                    Continued


                                       SHARES          VALUE
                                    -----------   ------------

PREFERRED STOCKS, CONTINUED
LIFE/HEALTH INSURANCE (0.4%)
AAG Holding Co., Inc., 7.25%            20,000          $ 426
                                                  ------------

MISCELLANEOUS (0.5%)
Duke Realty Corp., Series L, 6.60% *    30,000            654
                                                  ------------

MULTI-LINE INSURANCE (2.4%)
Aegon NV, Series 1, 4.00% (a)           51,900          1,009
ING Groep NV, 7.20%                     41,200          1,014
MetLife, Inc., Series A, 4.00% (a)      40,000            849
                                                  ------------
                                                        2,872
                                                  ------------

REIT-DIVERSIFIED (0.2%)
Duke Realty Corp., Series M, 6.95% *    10,000            226
                                                  ------------

REIT-MORTGAGE (0.3%)
Huntington Preferred Capital, Inc.,
   7.88%                                15,507            328
                                                  ------------

REIT-OFFICE PROPERTY (0.3%)
HRPT Properties Trust, Series B,
   8.75%                                13,358            334
                                                  ------------

REIT-REGIONAL MALLS (0.4%)
CBL & Associates Properties, Inc.,
   Series D, 7.38% *                    20,500            449
                                                  ------------

REIT-SHOPPING CENTERS (1.6%)
Kimco Realty Corp., Series F,
   6.65% *                              39,994            892
Kimco Realty Corp., Series G,
   7.75% *                              40,000            990
                                                  ------------
                                                        1,882
                                                  ------------

REIT-SINGLE TENANT (0.9%)
Realty Income Corp., Series E, 6.75%    50,000          1,130
                                                  ------------

REIT-STORAGE (2.0%)
Public Storage, Series L, 6.75%         30,000            669
Public Storage, Series M, 6.63% *       40,000            876
Public Storage, Series N, 7.00%         40,000            928
                                                  ------------
                                                        2,473
                                                  ------------

S&L/THRIFTS-SOUTHERN U.S. (0.4%)
BBC Capital Trust II, 8.50%             31,000            435
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (0.6%)
First Tennessee Bank NA, 3.75% (a) (b)   1,000            718
                                                  ------------

SOVEREIGN AGENCY (5.2%)
Fannie Mae, 7.63%                       40,000          1,012
Fannie Mae, 8.25%                      112,000          2,804

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                       SHARES         VALUE
                                    -----------   ------------

PREFERRED STOCKS, CONTINUED
SOVEREIGN AGENCY, CONTINUED
Freddie Mac, 5.00%                      20,000          $ 682
Freddie Mac, 5.10%                      10,000            337
Freddie Mac, 5.70%                      25,500            974
Freddie Mac, 8.38%                      20,000            512
                                                  ------------
                                                        6,321
                                                  ------------

SPECIAL PURPOSE ENTITY (2.0%)
Corporate-Backed Trust Certificates
   (CBTCS), Series AIG, 6.13%           60,000          1,218
Corporate-Backed Trust Certificates
   (CBTCS), Series HSBC, 6.25%          33,500            749
CORTS Trust for Sherwin-Williams,
   Series III, 7.25%                    17,600            434
                                                  ------------
                                                        2,401
                                                  ------------

SUPER-REGIONAL BANKS-U.S. (7.2%)
BAC Capital Trust I, 7.00%              64,500          1,593
BAC Capital Trust III, 7.00%            48,600          1,195
US Bancorp, Series B, 3.50% (a)         20,000            378
US Bancorp, 7.88%                       36,000            942
USB Capital XII, 6.30%                  40,000            906
Wachovia Preferred Funding Corp.,
   Series A, 7.25% *                    84,500          1,981
Wells Fargo Capital VII, 5.85%          33,500            728
Wells Fargo Capital XII, 7.88%          36,000            934
                                                  ------------
                                                        8,657
                                                  ------------

TOTAL PREFERRED STOCKS                                 52,936
                                                  ------------

INVESTMENTS IN AFFILIATES (1.2%)
Fifth Third Institutional Money
   Market Fund (c)                   1,407,882          1,408
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         1,408
                                                  ------------

TOTAL INVESTMENTS (COST $127,597) - 99.7%             120,311

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%              374
                                                  ------------

NET ASSETS - 100.0%                                  $120,685
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

                                    Continued


(c)  Investment is in Institutional Shares of underlying fund.

(d) Security was fair valued at April 30, 2008 using procedures approved by the Board of Trustees.

(e) Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(f) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(g) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
AUD - Australian Dollar
ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corp.
CBTCS - Convertible Bond Transferable Custodial Security
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
CORTS - Corporate-Backed Trust Security
GO - General Obligation
REIT - Real Estate Investment Trust
WL - Whole Loan

                     See notes to schedules of investments.

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      Shares         Value
                                    -----------   ------------

COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (5.2%)
General Dynamics Corp.                   5,260          $ 476
United Technologies Corp.                9,417            682
                                                  ------------
                                                        1,158
                                                  ------------

AUTO COMPONENTS (1.0%)
BorgWarner, Inc. (a)                     4,787            235
                                                  ------------

BEVERAGES (5.0%)
Anheuser-Busch Cos., Inc.                2,298            113
Coca-Cola Co. (The)                      4,693            276
Diageo PLC ADR                           4,079            334
PepsiCo, Inc. (a)                        5,701            391
                                                  ------------
                                                        1,114
                                                  ------------

BIOTECHNOLOGY (3.0%)
Celgene Corp. *                          5,039            313
Genentech, Inc. * (a)                    2,898            198
Gilead Sciences, Inc. *                  3,281            170
                                                  ------------
                                                          681
                                                  ------------

CAPITAL MARKETS (4.4%)
Charles Schwab Corp. (The)              14,928            322
Lehman Brothers Holdings, Inc. (a)       5,102            226
Northern Trust Corp.                     3,464            257
State Street Corp. (a)                   2,487            179
                                                  ------------
                                                          984
                                                  ------------

CHEMICALS (3.4%)
Ecolab, Inc. (a)                         5,826            268
Praxair, Inc. (a)                        5,354            489
                                                  ------------
                                                          757
                                                  ------------

COMMERCIAL BANKS (5.4%)
BB&T Corp. (a)                           8,662            297
US Bancorp (a)                          14,014            475
Wells Fargo & Co. (a)                   15,118            450
                                                  ------------
                                                        1,222
                                                  ------------

COMMUNICATIONS EQUIPMENT (4.0%)
Nokia Corp. Oyj ADR                      8,991            270
Qualcomm, Inc.                           7,654            331
Research In Motion, Ltd. *               2,487            302
                                                  ------------
                                                          903
                                                  ------------

COMPUTERS & PERIPHERALS (3.7%)
Apple, Inc. *                            1,905            331
EMC Corp. *                             14,738            227
Hewlett-Packard Co.                      6,078            282
                                                  ------------
                                                          840
                                                  ------------

                                    Continued


                                      Shares         Value
                                    -----------   ------------

COMMON STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES (4.4%)
Bank of America Corp. (a)               12,551          $ 471
Citigroup, Inc.                          6,456            163
JPMorgan Chase & Co.                     7,339            350
                                                  ------------
                                                          984
                                                  ------------

ELECTRIC UTILITIES (1.4%)
Entergy Corp.                            2,771            318
                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (3.8%)
Emerson Electric Co. (a)                12,345            645
Roper Industries, Inc. (a)               3,433            213
                                                  ------------
                                                          858
                                                  ------------

ENERGY EQUIPMENT & SERVICE (1.8%)
Schlumberger, Ltd.                       3,937            396
                                                  ------------

FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale Corp. (a)               3,370            240
CVS Caremark Corp.                       4,409            178
Wal-Mart Stores, Inc. (a)                2,581            150
                                                  ------------
                                                          568
                                                  ------------

FOOD PRODUCTS (1.0%)
Kellogg Co. (a)                          4,315            221
                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (5.9%)
Becton Dickinson & Co.                   5,669            507
Dentsply International, Inc. (a)        11,306            439
Stryker Corp.                            5,857            380
                                                  ------------
                                                        1,326
                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (1.0%)
Aetna, Inc.                              5,196            227
                                                  ------------

HOTELS RESTAURANTS & LEISURE (1.5%)
McDonald's Corp.                         5,511            328
                                                  ------------

HOUSEHOLD PRODUCTS (3.1%)
Procter & Gamble Co. (a)                10,283            689
                                                  ------------

INDUSTRIAL CONGLOMERATES (1.8%)
General Electric Co. (a)                12,094            395
                                                  ------------

INSURANCE (4.7%)
American International Group,
   Inc. (a)                              8,125            375
MetLife, Inc.                            6,581            401
Prudential Financial, Inc. (a)           3,622            274
                                                  ------------
                                                        1,050
                                                  ------------


                                    Continued

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      Shares         Value
                                    -----------   ------------

COMMON STOCKS, CONTINUED
IT SERVICES (0.9%)
Fiserv, Inc. * (a)                       4,125          $ 209
                                                  ------------

METALS & MINING (1.6%)
Freeport-McMoRan Copper & Gold,
   Inc. (a)                              3,117            355
                                                  ------------

MULTILINE RETAIL (1.0%)
Kohl's Corp. * (a)                       4,534            222
                                                  ------------

OIL & GAS (9.9%)
Apache Corp.                             2,268            305
Chevron Corp.                            3,873            372
Exxon Mobil Corp.                       10,709            997
XTO Energy, Inc. (a)                     8,770            543
                                                  ------------
                                                        2,217
                                                  ------------

PHARMACEUTICALS (5.7%)
Abbott Laboratories                      7,810            412
Allergan, Inc. (a)                       5,607            316
Johnson & Johnson                        5,071            340
Novartis AG ADR                          4,031            203
                                                  ------------
                                                        1,271
                                                  ------------

ROAD & RAIL (1.0%)
Canadian Pacific Railway, Ltd.           3,307            229
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.4%)
Intel Corp. (a)                         16,220            361
Intersil Corp., Class A (a)             11,873            317
Microchip Technology, Inc. (a)           8,188            301
                                                  ------------
                                                          979
                                                  ------------

SOFTWARE (0.8%)
Microsoft Corp.                          6,158            176
                                                  ------------

TEXTILES APPAREL & LUXURY GOODS (3.2%)
Nike, Inc., Class B (a)                  5,227            349
VF Corp.                                 5,071            377
                                                  ------------
                                                          726
                                                  ------------

TOBACCO (2.6%)
Altria Group, Inc.                       8,046            161
Philip Morris International, Inc. *      8,046            411
                                                  ------------
                                                          572
                                                  ------------

TOTAL COMMON STOCKS                                    22,210
                                                  ------------


                                    Continued


                                      SHARES         VALUE
                                    -----------   ------------

INVESTMENT COMPANIES (26.5%)
State Street Navigator Securities
   Lending Portfolio (c)             5,942,409        $ 5,942
                                                  ------------

TOTAL INVESTMENT COMPANIES                              5,942
                                                  ------------

INVESTMENTS IN AFFILIATES (0.5%)
Fifth Third Institutional Money
   Market Fund (b)                     100,467            100
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                           100
                                                  ------------

TOTAL INVESTMENTS (COST $25,875) - 126.1%              28,252

LIABILITIES IN EXCESS OF OTHER ASSETS - (26.1)%        (5,843)
                                                  ------------

NET ASSETS - 100.0%                                  $ 22,409
                                                  ============



Notes to Schedule of Investments

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt



                     See notes to schedules of investments.

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

FOREIGN STOCKS (95.7%)(C)
AUSTRALIA (5.7%)
ASX, Ltd.                              111,103        $ 3,737
Australia & New Zealand Banking
   Group, Ltd.                          20,517            422
BHP Billiton, Ltd.                      12,360            498
BlueScope Steel, Ltd.                  543,882          5,649
Coca-Cola Amatil, Ltd.                  19,435            154
Goodman Fielder, Ltd.                1,277,525          2,151
Macquarie Airports                     847,992          2,500
Macquaire Group, Ltd. (a)               39,995          2,373
Macquarie Office Trust                 944,985            919
Pacific Brands, Ltd. (a)               476,278            888
Qantas Airways, Ltd.                 1,406,879          4,497
Westpac Banking Corp.                  224,722          5,166
Zinifex, Ltd.                           18,371            174
                                                  ------------
                                                       29,128
                                                  ------------

AUSTRIA (1.1%)
OMV AG                                  38,793          2,916
Voestalpine AG                          35,920          2,761
                                                  ------------
                                                        5,677
                                                  ------------

BELGIUM (1.4%)
Dexia SA (a)                            95,949          2,651
InBev NV (a)                            21,804          1,796
Umicore                                 53,648          2,871
                                                  ------------
                                                        7,318
                                                  ------------

BERMUDA (1.0%)
Investco, Ltd. *                            --#             --#
Orient Overseas (International),
   Ltd.                                204,321          1,138
Pacific Basin Shipping, Ltd.         2,275,737          4,185
                                                  ------------
                                                        5,323
                                                  ------------

DENMARK (1.2%)
East Asiatic Co., Ltd. AS               10,443            928
Novo Nordisk A/S, Class B               72,076          4,957
                                                  ------------
                                                        5,885
                                                  ------------

FINLAND (1.0%)
Nokia Oyj                               65,110          1,960
Orion Oyj, Class B                       8,068            170
Outokumpu Oyj                           42,260          2,016
Rautaruukki Oyj                         20,204            961
                                                  ------------
                                                        5,107
                                                  ------------

FRANCE (9.6%)
Air Liquide (a)                            956            143
AXA SA (a)                              83,974          3,113
Bouygues (a)                            18,838          1,408
Carrefour SA                            16,487          1,156

                                    Continued


                                      Shares         Value
                                   -------------  ------------

FOREIGN STOCKS, CONTINUED
FRANCE, CONTINUED
Casino Guichard Perrachon SA              1,803         $ 227
Cie de Saint-Gobain                      53,963         4,342
CNP Assurances                           39,409         4,670
Credit Agricole SA                      112,631         3,792
France Telecom SA (a)                   182,315         5,726
Imerys SA                                 1,943           167
Legrand SA                               90,742         2,714
Natixis                                  91,447         1,537
Peugeot SA                                7,711           540
Sanofi-Aventis SA (a)                    21,058         1,622
Societe Generale                         21,691         2,530
Thomson                                   9,165            59
Total SA (d)                             93,492         7,855
Unibail-Rodamco                           2,651           685
Vivendi (d)                             163,487         6,640
                                                  ------------
                                                       48,926
                                                  ------------

GERMANY (7.3%)
BASF SE (d)                              49,308         7,034
Bayerische Motoren Werke AG              93,937         5,152
Deutsche Lufthansa AG (a)               149,986         3,937
E.ON AG (a)                               5,001         1,017
Heidelberger Druckmaschinen AG           93,510         2,215
Muenchener Rueckversicherungs AG         30,889         5,974
RWE AG                                   48,207         5,545
Salzgitter AG                             2,789           570
ThyssenKrupp AG                          79,223         4,943
Wincor Nixdorf AG                        11,365           870
                                                  ------------
                                                       37,257
                                                  ------------

GREAT BRITAIN (17.5%)
Antofagasta PLC                         273,782         4,319
AstraZeneca PLC                         161,496         6,794
Aviva PLC                                35,419           440
BHP Billiton PLC                         64,166         2,267
BP PLC                                  390,830         4,744
British American Tobacco PLC             88,866         3,335
BT Group PLC                             76,972           338
Centrica PLC                            443,531         2,578
Firstgroup PLC                          172,142         1,935
GlaxoSmithKline PLC                     136,763         3,030
HBOS PLC                                485,752         4,479
Home Retail Group PLC                    82,754           431
HSBC Holdings PLC                       194,197         3,384
Investec PLC                            146,381         1,036
J Sainsbury PLC                         490,589         3,713
Kesa Electricals PLC                    682,151         2,799
Lloyds TSB Group PLC                    605,975         5,147
London Stock Exchange Group PLC          44,391           942
Marks & Spencer Group PLC               344,205         2,589
Mondi PLC                               100,892           799

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
National Express Group PLC             147,267        $ 2,700
National Grid PLC                       86,746          1,202
Next PLC                               121,836          2,754
Old Mutual PLC                       2,280,122          5,751
Rio Tinto PLC                              742             86
Scottish & Southern Energy PLC          61,404          1,692
Smith & Nephew PLC                     119,503          1,547
Stagecoach Group PLC                   312,813          1,586
Tate & Lyle PLC                        437,931          4,578
Tomkins PLC                          1,076,836          3,874
Trinity Mirror PLC                      82,545            443
Unilever PLC                            43,567          1,467
United Utilities PLC                   275,978          3,911
Vodafone Group PLC                     988,611          3,127
                                                  ------------
                                                       89,817
                                                  ------------

GREECE (1.1%)
Alpha Bank AE                          149,010          5,090
Hellenic Exchanges SA Holding
   Clearing Settlement and Registry     21,329            466
                                                  ------------
                                                        5,556
                                                  ------------

HONG KONG (1.9%)
BOC Hong Kong Holdings, Ltd.         1,481,978          3,856
Esprit Holdings, Ltd.                   54,790            676
Fosun International                    357,000            284
Hang Seng Bank, Ltd.                   250,300          5,028
Link (The) REIT                              1             --#
                                                  ------------
                                                        9,844
                                                  ------------

Ireland (0.7%)
Bank of Ireland                        235,197          3,278
Greencore Group PLC                     36,868            218
                                                  ------------
                                                        3,496
                                                  ------------

ITALY (3.5%)
Enel SpA                               372,991          4,051
ENI SpA                                157,443          6,063
Fondiaria-Sai SpA                       89,222          3,578
Intesa Sanpaolo SpA                    326,245          2,369
Telecom Italia SpA (a)               1,133,503          1,857
                                                  ------------
                                                       17,918
                                                  ------------

JAPAN (20.9%)
Aisin Seiki Co., Ltd.                   98,800          3,487
Alps Electric Co., Ltd.                123,600          1,156
Asahi Breweries, Ltd.                   35,500            694
Asahi Kasei Corp.                      138,000            786
Brother Industries, Ltd.               132,700          1,724
Canon, Inc.                             53,700          2,689
Central Glass Co., Ltd.                108,000            411

                                    Continued


                                      SHARES         VALUE
                                   -------------  ------------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Circle K Sunkus Co., Ltd.                   800          $ 12
Dai Nippon Printing Co., Ltd.            95,600         1,467
Daihatsu Motor Co., Ltd.                 28,000           336
Hino Motors, Ltd.                       105,000           665
Honda Motor Co., Ltd. (d)               227,751         7,255
Ibiden Co., Ltd.                          5,800           255
Itochu Corp.                            394,000         4,151
JFE Holdings, Inc.                       70,500         3,844
Kansai Electric Power Co.,
   Inc. (The)                            94,200         2,245
Kawasaki Kisen Kaisha, Ltd.              82,000           828
Kobe Steel, Ltd.                      1,516,000         4,567
Lawson, Inc.                              8,400           363
Leopalace21 Corp.                       215,700         3,852
Matsumotokiyoshi Holdings Co.,
   Ltd. (a)                              61,700         1,288
Mitsubishi Corp.                        177,000         5,728
Mitsubishi Tanabe Pharma Corp.          104,000         1,246
Mitsubishi UFJ Lease & Finance Co.,
   Ltd.                                  49,450         2,449
Mitsui & Co., Ltd.                       39,800           927
Mitsui Chemicals, Inc.                  140,000           858
Mitsui Mining & Smelting Co., Ltd.      502,000         1,708
NGK Spark Plug Co., Ltd. (a)            141,000         1,908
Nippon Telegraph & Telephone Corp.          611         2,642
Nissan Motor Co., Ltd.                  676,400         6,056
NSK, Ltd.                                60,000           504
NTN Corp. (a)                           332,000         2,554
NTT DoCoMo, Inc.                          2,910         4,305
Promise Co., Ltd.                        17,950           570
Ricoh Co., Ltd.                         126,000         2,189
Shinko Securities Co., Ltd.             459,000         1,586
Sumitomo Corp. (a)                       58,800           785
Sumitomo Metal Mining Co., Ltd.          37,000           674
Sumitomo Rubber Industries, Inc.        114,600         1,005
Takefuji Corp.                          175,760         4,164
TDK Corp.                                64,800         4,438
Tokai Rika Co., Ltd.                     74,400         1,827
Tokyo Electron, Ltd.                     75,200         4,852
Tosoh Corp.                             550,000         2,129
Toyota Motor Corp.                      105,200         5,351
Urban Corp.                             830,000         4,598
                                                  ------------
                                                      107,128
                                                  ------------

Netherlands (5.5%)
Aegon NV (a)                             87,772         1,406
Heineken Holding NV                      37,524         1,922
ING Groep NV (a)                        167,776         6,387
Koninklijke Ahold NV                     80,240         1,189
Koninklijke KPN NV                       89,536         1,637
OCE NV (a)                               97,474         1,469

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      SHARES         VALUE
                                    -----------   ------------

FOREIGN STOCKS, CONTINUED
NETHERLANDS, CONTINUED
Reed Elsevier NV (a)                    62,962        $ 1,190
Royal Dutch Shell PLC, A Shares        174,752          7,015
Royal Dutch Shell PLC, B Shares        141,386          5,645
Unilever NV                              3,545            119
                                                  ------------
                                                       27,979
                                                  ------------

NORWAY (1.4%)
StatoilHydro ASA                       196,315          7,073
                                                  ------------

PORTUGAL (0.2%)
Energias de Portugal SA (a)            186,768          1,177
                                                  ------------

Singapore (1.0%)
Jardine Cycle & Carriage, Ltd.          65,000            794
Neptune Orient Lines, Ltd. (a)         556,000          1,314
Parkway Holdings, Ltd.                 334,000            859
Singapore Airlines, Ltd.                59,270            698
Singapore Petroleum Co., Ltd.          247,000          1,312
SMRT Corp., Ltd.                       126,000            167
                                                  ------------
                                                        5,144
                                                  ------------

SPAIN (5.0%)
Banco Bilbao Vizcaya Argentaria SA     133,626          3,068
Banco Santander Central Hispano SA
   (d)                                 405,633          8,777
Gestevision Telecinco SA (a)            38,411            809
Repsol YPF SA                          115,647          4,700
Telefonica SA (d)                      258,390          7,496
Union Fenosa SA                         13,205            888
                                                  ------------
                                                       25,738
                                                  ------------

SWEDEN (2.5%)
Boliden AB (a)                         459,781          5,025
Eniro AB                               158,400          1,036
Kungsleden AB (a)                      136,069          1,362
Scania AB, B Shares                     57,000          1,176
SKF AB, B Shares (a)                   226,600          4,156
Volvo AB, B Shares                       3,904             59
                                                  ------------
                                                       12,814
                                                  ------------

SWITZERLAND (6.2%)
Holcim, Ltd.                            46,706          4,583
Nestle SA (d)                           22,336         10,700
Novartis AG                             98,596          5,007
Roche Holding AG                         9,767          1,626
STMicroelectronics NV                    9,886            115
Swiss Life Holding                       8,472          2,532
Swisscom AG                              9,674          3,451
Xstrata PLC                             17,171          1,334
Zurich Financial Services AG             8,082          2,468
                                                  ------------
                                                       31,816
                                                  ------------

                                    Continued


                                     Shares         Value
                                   ------------  ------------

FOREIGN STOCKS, CONTINUED
TURKEY (0.0%)
Akbank TAS                                   1   $         --#
Turkcell Iletisim Hizmet AS                 --#            --#
Turkiye Is Bankasi, Class C                  1             --#
                                                  ------------
                                                            0
                                                  ------------

TOTAL FOREIGN STOCKS                                  490,121
                                                  ------------

INVESTMENT COMPANIES (7.9%)(C)
iShares MSCI EAFE Index Fund            60,600          4,595
State Street Navigator Securities
   Lending Portfolio (e)            35,934,237         35,934
                                                  ------------
                                                       40,529
                                                  ------------

TOTAL INVESTMENT COMPANIES                             40,529
                                                  ------------

PREFERRED STOCKS (1.0%)(C)
GERMANY (0.6%)
Bayerische Motoren Werke AG             13,135            571
RWE AG                                   9,462            880
Volkswagen AG                           10,124          1,669
                                                  ------------
                                                        3,120
                                                  ------------

ITALY (0.4%)
Unipol Gruppo Finanziario SpA          616,807          1,794
                                                  ------------

TOTAL PREFERRED STOCKS                                  4,914
                                                  ------------

RIGHTS (0.0%)(C)
JAPAN (0.0%)
Dowa Holdings Co., Ltd. *               28,000             --#
                                                  ------------

TOTAL RIGHTS                                                0
                                                  ------------

INVESTMENTS IN AFFILIATES (1.6%)(C)
Fifth Third Institutional Money
   Market Fund(b)                    8,232,428          8,232
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                         8,232
                                                  ------------

TOTAL INVESTMENTS (COST $519,821) - 106.2%            543,796

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%        (31,677)
                                                  ------------

NET ASSETS - 100.0%                                  $512,119
                                                  ============


                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

#    Amount is less than $500.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c) The Fund's securities were fair valued at April 30, 2008 using procedures approved by the Board of Trustees.

(d) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(e) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of
Investments:
REIT - Real Estate Investment Trust

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS,
BY INDUSTRY

Airlines                                                 1.8%
Airport Develop/Maint                                    0.5%
Apparel Manufacturers                                    0.1%
Audio/Video Products                                       --^
Auto/Truck Parts & Equipment Orig                        1.4%
Auto-Cars/Light Trucks                                   5.3%
Auto-Med&Heavy Duty Trucks                               0.4%
Beverages-Non Alcoholic                                    --^
Bldg Prod-Doors&Windows                                  0.1%
Brewery                                                  0.9%
Building & Construction Production-Miscellaneous         0.9%
Building Production-Cement/Aggregate                     0.9%
Building & Construction-Miscellaneous                    0.3%
Cash & Cash Equivalents                                  1.6%
Cellular Telecom                                         1.4%
Chemicals-Diversified                                    1.9%
Circuit Boards                                             --^
Commercial Banks Non-U.S.                               11.8%
Computers                                                0.2%
Computers-Memory Devices                                 0.9%
Consumer Products-Miscellaneous                          0.2%
Distribution/Wholesale                                   0.1%
Diversified Financial Services                           0.2%
Diversified Manufacturing Operations                     0.8%
Diversified Minerals                                     1.8%
Electric Products-Miscellaneous                          0.9%
Electric-Integrated                                      3.4%
Electric-Transmission                                    0.2%
Electronic Compo-Misc                                    0.2%
Electronic Components-Semiconductors                       --^
Equity Fund                                              0.9%
Finance-Consumer Loans                                   0.9%
Finance-Investment Banker/Broker                         0.8%
Finance-Leasing Company                                  0.5%
Finance-Other Services                                   1.0%

                                    Continued

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS,
BY INDUSTRY
Food-Misc/Diversified                                    3.0%
Food-Retail                                              1.2%
Gas-Distribution                                         0.5%
Import/Export                                            2.3%
Industrial Gases                                           --^
Investment Management/Advisor Services                     --^
Life/Health Insurance                                    1.7%
Machinery-General Industry                                 --^
Machinery-Print Trade                                    0.4%
Medical Products                                         0.3%
Medical-Drugs                                            4.8%
Medical-Hospitals                                        0.2%
Metal Processors & Fabrications                          1.4%
Metal-Diversified                                        1.9%
Multi-Line Insurance                                     4.6%
Multimedia                                               1.3%
Non-Ferrous Metals                                         --^
Office Automation & Equipment                            1.2%
Oil Company-Integrated                                   9.0%
Oil Refining & Marketing                                 0.3%
Paper & Related Products                                 0.2%
Petrochemicals                                           0.2%
Printing-Commercial                                      0.3%
Property Trust                                           0.2%
Publishing-Books                                         0.2%
Publishing-Newspapers                                    0.1%
Publishing-Periodicals                                   0.2%
Real Estate Management/Services                          0.3%
Real Estate Operations/Development                       1.6%
Reinsurance                                              1.2%
REIT-Diversified                                         0.1%
REIT-Shopping Centers                                      --^
Retail-Apparel/Shoe                                      0.5%
Retail-Consumer Electron                                 0.5%
Retail-Convenience Store                                 0.1%
Retail-Drug Store                                        0.3%
Retail-Major Department Store                            0.6%
Rubber-Tires                                             0.2%
Semiconductor Equipment                                  0.9%
Steel-Producers                                          4.5%
Steel-Specialty                                          0.4%
Sugar                                                    0.9%
Suppress                                                 7.0%
Telephone-Integrated                                     4.5%
Television                                               0.2%
Tobacco                                                  0.7%
Transport-Marine                                         1.5%
Transport-Services                                       1.2%
Water                                                    0.8%
Wireless Equipment                                       0.4%
--------------------------------
^ Amount is less than 0.05%.



                     See notes to schedules of investments.

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS (81.9%)
AEROSPACE (0.4%)
DRS Technologies, Inc., 6.63%, 2/1/16    $ 256          $ 253
                                                  ------------

AUTOMOTIVE & AUTO PARTS (8.2%)
American Axle & Manufacturing, Inc.,
   7.88%, 3/1/17                           708            633
Asbury Automotive Group, Inc., 8.00%,
   3/15/14                                 750            679
Asbury Automotive Group, Inc., 7.63%,
   3/15/17                                  18             15
AutoNation, Inc., 7.00%, 4/15/14           112            105
Ford Motor Credit Co. LLC, 7.88%,
   6/15/10                                 875            833
Ford Motor Credit Co. LLC, 8.00%,
   12/15/16                                601            526
GMAC LLC, 6.88%, 9/15/11 (d)               750            625
GMAC LLC, 8.00%, 11/1/31                   750            567
Penske Auto Group, Inc., 7.75%,
   12/15/16                                548            499
                                                  ------------
                                                        4,482
                                                  ------------

BROADCASTING (2.1%)
Clear Channel Communications, Inc.,
   4.25%, 5/15/09                          642            613
Fisher Communications, Inc., 8.63%,
   9/15/14                                 504            514
Radio One, Inc., Series B, 8.88%,
   7/1/11                                   72             61
                                                  ------------
                                                        1,188
                                                  ------------

BUILDING MATERIALS (3.9%)
Gibraltar Industries, Inc., Series B,
   8.00%, 12/1/15                          750            611
Texas Industries, Inc., 7.25%, 7/15/13     705            698
US Concrete, Inc., 8.38%, 4/1/14         1,000            810
                                                  ------------
                                                        2,119
                                                  ------------

CABLE/SATELLITE TV (1.8%)
CSC Holdings, Inc., 7.25%, 7/15/08         500            501
GCI, Inc., 7.25%, 2/15/14                  582            486
                                                  ------------
                                                          987
                                                  ------------

CAPITAL GOODS (2.8%)
Baldor Electric Co., 8.63%, 2/15/17        101            103
Belden, Inc., 7.00%, 3/15/17               110            109
Case Corp., 7.25%, 1/15/16                 365            369
General Cable Corp., 7.13%, 4/1/17          18             17
Mueller Water Products, Inc., 7.38%,
   6/1/17                                1,060            922
                                                  ------------
                                                        1,520
                                                  ------------



                                    Continued


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS, CONTINUED
CELLULAR TELECOM (0.4%)
Centennial Cellular Operating Co.,
   10.13%, 6/15/13                       $ 194          $ 202
                                                  ------------

CHEMICALS (2.4%)
Mosaic Co. (The), 7.63%, 12/1/14 (b)       161            173
Mosaic Co. (The), 7.88%, 12/1/16 (b)       332            363
PolyOne Corp., 8.88%, 5/1/12               750            769
                                                  ------------
                                                        1,305
                                                  ------------

CONSUMER PRODUCTS (4.8%)
Jarden Corp., 7.50%, 5/1/17              1,098          1,010
Sealy Mattress Co., 8.25%, 6/15/14         630            556
Visant Holding Corp., 8.75%, 12/1/13     1,077          1,061
                                                  ------------
                                                        2,627
                                                  ------------

CONTAINERS (1.2%)
Solo Cup Co., 8.50%, 2/15/14               750            652
                                                  ------------

ENERGY (8.4%)
Aventine Renewable Energy Holdings,
   Inc., 10.00%, 4/1/17                    239            149
Basic Energy Services, Inc., 7.13%,
   4/15/16                                 750            735
Berry Petroleum Co., 8.25%, 11/1/16      1,104          1,145
Bristow Group, Inc., 6.13%, 6/15/13        600            588
Chesapeake Energy Corp., 6.50%,
   8/15/17                                 149            147
Dresser-Rand Group, Inc., 7.38%,
   11/1/14                                 850            850
Forest Oil Corp., 7.25%, 6/15/19            15             16
Helix Energy Solutions Group, Inc.,
   9.50%, 1/15/16 (b)                      255            266
United Refining Co., Series 2,
   10.50%, 8/15/12                         750            731
                                                  ------------
                                                        4,627
                                                  ------------

FINANCIAL SERVICES (0.7%)
Nuveen Investments, Inc., 10.50%,
   11/15/15 (b)                            412            397
                                                  ------------

FOOD/BEVERAGE/TOBACCO (1.9%)
Del Monte Corp., 8.63%, 12/15/12           550            569
Pilgrim's Pride Corp., 7.63%, 5/1/15       481            457
                                                  ------------
                                                        1,026
                                                  ------------

HEALTHCARE (6.9%)
Advanced Medical Optics, Inc., 7.50%,
   5/1/17                                  742            672
Axcan Intermediate Holdings, Inc.,
   9.25%, 3/1/15 (b)                       500            501
Community Health Systems, Inc.,
   8.88%, 7/15/15                          258            268

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS, CONTINUED
HEALTHCARE, CONTINUED
HCA, Inc., 5.75%, 3/15/14                $ 769          $ 665
HCA, Inc., 6.50%, 2/15/16                   31             28
HCA, Inc., 9.25%, 11/15/16                 357            384
IASIS Healthcare LLC/IASIS Capital
   Corp., 8.75%, 6/15/14                   371            380
Invacare Corp., 9.75%, 2/15/15             637            639
Universal Hospital Services, Inc.,
   8.29%, 6/1/15 (a)                       275            260
                                                  ------------
                                                        3,797
                                                  ------------

HOMEBUILDERS/REAL ESTATE (3.7%)
Beazer Homes USA, Inc., 6.88%, 7/15/15     750            589
KB Home, 7.25%, 6/15/18                    750            694
M/I Homes, Inc., 6.88%, 4/1/12             850            737
                                                  ------------
                                                        2,020
                                                  ------------

MEDIA (1.6%)
Lamar Media Corp., 7.25%, 1/1/13           311            308
Lamar Media Corp., 6.63%, 8/15/15           70             66
Lamar Media Corp., Series B, 6.63%,
   8/15/15                                 209            197
WMG Acquisition Corp., 7.38%, 4/15/14      362            300
                                                  ------------
                                                          871
                                                  ------------

METALS & MINING (0.4%)
Massey Energy Co., 6.88%, 12/15/13         250            250
                                                  ------------

OIL COMPANY-EXPLORATION & PRODUCTION
   (0.1%)
Hilcorp Energy I LP, 7.75%, 11/1/15 (b)     42             41
                                                  ------------

PAPER (1.4%)
Buckeye Technologies, Inc., 8.50%,
   10/1/13                                 750            759
                                                  ------------

PUBLISHING/PRINTING (4.2%)
Cenveo Corp., 7.88%, 12/1/13               862            722
Dex Media, Inc., 8.00%, 11/15/13           184            141
Dex Media West LLC, Series B, 9.88%,
   8/15/13                                 323            304
Idearc, Inc., 8.00%, 11/15/16              805            523
RH Donnelley Corp., 8.88%, 10/15/17 (b)    231            149
Valassis Communications, Inc., 8.25%,
   3/1/15                                  521            464
                                                  ------------
                                                        2,303
                                                  ------------

SERVICES (3.6%)
ARAMARK Corp., 8.50%, 2/1/15               714            744
Ashtead Capital, Inc., 9.00%,
   8/15/16 (b)                             480            420
Stewart Enterprises, Inc., 6.25%,
   2/15/13                                 500            481

                                    Continued


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS, CONTINUED
SERVICES, CONTINUED
United Rentals North America, Inc.,
   6.50%, 2/15/12                        $ 231          $ 217
United Rentals North America, Inc.,
   7.75%, 11/15/13                         144            124
                                                  ------------
                                                        1,986
                                                  ------------

STEEL (1.9%)
PNA Group, Inc., 10.75%, 9/1/16            299            277
Ryerson, Inc., 12.00%, 11/1/15 (b)          58             57
Steel Dynamics, Inc., 7.38%,
   11/1/12 (b)                             314            320
Steel Dynamics, Inc., 6.75%, 4/1/15        221            218
Tube City IMS Corp., 9.75%, 2/1/15         179            171
                                                  ------------
                                                        1,043
                                                  ------------

TECHNOLOGY (4.2%)
First Data Corp., 9.88%, 9/24/15 (b)       538            490
IKON Office Solutions, Inc., 7.70%,
   1/1/12 (a) (b)                          274            275
IKON Office Solutions, Inc., 7.75%,
   9/15/15                                 750            754
Sungard Data Systems, Inc., 9.13%,
   8/15/13                                 750            784
                                                  ------------
                                                        2,303
                                                  ------------

TELECOMMUNICATIONS (5.5%)
American Tower Corp., 7.00%,
   10/15/17 (b)                            412            416
Cincinnati Bell, Inc., 8.38%, 1/15/14    1,011          1,006
Citizens Communications Co., 6.25%,
   1/15/13                                 314            298
Intelsat Corp., 9.00%, 8/15/14             806            813
Windstream Corp., 8.13%, 8/1/13            181            187
Windstream Corp., 8.63%, 8/1/16            258            270
                                                  ------------
                                                        2,990
                                                  ------------

TRANSPORTATION (0.5%)
Overseas Shipholding Group, Inc.,
   8.75%, 12/1/13                          280            290
                                                  ------------

UTILITIES (8.9%)
AES Corp. (The), 8.00%, 10/15/17           201            210
Atlas Pipeline Partners LP, 8.13%,
   12/15/15                                807            837
Copano Energy LLC, 8.13%, 3/1/16           190            198
Dynegy Holdings, Inc., 7.75%, 6/1/19       647            644
Edison Mission Energy, 7.50%, 6/15/13      165            172
Edison Mission Energy, 7.00%, 5/15/17      251            254
Holly Energy Partners LP, 6.25%,
   3/1/15                                  500            458
Markwest Energy Partners LP, 8.75%,
   4/15/18 (b)                              83             86

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

CORPORATE BONDS, CONTINUED
UTILITIES, CONTINUED
Mirant North America LLC, 7.38%,
   12/31/13                              $ 750          $ 778
Reliant Energy, Inc., 7.63%, 6/15/14        85             88
Sabine Pass Liquified Natural Gas LP,
   7.25%, 11/30/13                         734            679
TEPPCO Partners LP, 7.00%, 6/1/67 (a)      550            467
                                                  ------------
                                                        4,871
                                                  ------------

TOTAL CORPORATE BONDS                                  44,909
                                                  ------------

FOREIGN BONDS (14.1%)
CABLE/SATELLITE TV (0.1%)
Virgin Media Finance PLC, 8.75%,
   4/15/14                                  72             70
                                                  ------------

CHEMICALS (1.8%)
LyondellBasell Industries AF SCA,
   8.38%, 8/15/15 (b)                    1,308            948
                                                  ------------

ENERGY (2.6%)
CHC Helicopter Corp., 7.38%, 5/1/14        770            778
Connacher Oil and Gas, Ltd., 10.25%,
   12/15/15 (b)                            615            652
                                                  ------------
                                                        1,430
                                                  ------------

MEDIA (2.5%)
Quebecor Media, Inc., 7.75%, 3/15/16     1,111          1,069
Videotron, Ltd., 9.13%, 4/15/18 (b)        300            320
                                                  ------------
                                                        1,389
                                                  ------------

METALS & MINING (1.9%)
Novelis, Inc., 7.25%, 2/15/15            1,100          1,006
                                                  ------------

TECHNOLOGY (1.9%)
NXP BV/NXP Funding LLC, 7.88%,
   10/15/14                                390            385
Sensata Technologies BV, 8.00%, 5/1/14     714            666
                                                  ------------
                                                        1,051
                                                  ------------

TRANSPORTATION (1.8%)
Stena AB, 7.50%, 11/1/13                   750            752
Stena AB, 7.00%, 12/1/16                   250            242
                                                  ------------
                                                          994
                                                  ------------

UTILITIES (1.5%)
Intergen NV, 9.00%, 6/30/17 (b)            800            836
                                                  ------------

TOTAL FOREIGN BONDS                                     7,724
                                                  ------------


                                    Continued


                                       SHARES         VALUE
                                    -----------   ------------

INVESTMENTS IN AFFILIATES (1.7%)
Fifth Third Institutional Money
   Market Fund (c)                     947,933          $ 948
                                                  ------------

TOTAL INVESTMENTS IN AFFILIATES                           948
                                                  ------------

TOTAL INVESTMENTS (COST $56,199) - 97.7%               53,581

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%            1,245
                                                  ------------

NET ASSETS - 100.0%                                  $ 54,826
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.


                     See notes to schedules of investments.

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

ASSET-BACKED SECURITIES (9.4%)
AUTOMOBILE ABS OTHER (0.9%)
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12              $ 86          $ 85
Hyundai Auto Receivables Trust,
   Series 2006-B, Class C, 5.25%,
   5/15/13 (i)                                        2,665         2,601
Susquehanna Auto Lease Trust, Series
   2007-1, Class B, 5.31%, 7/14/10 (b)                1,000           983
Truck Retail Installment Paper Corp.,
   Series 2005-1A, Class A, 2.99%,
   12/15/16 (a) (b) (h)                               1,950         1,895
                                                              ------------
                                                                    5,564
                                                              ------------

AUTOMOBILES SEQUENTIAL (0.9%)
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A6, 5.08%, 11/25/11 (b)             3,000         2,683
Long Beach Auto Receivables Trust,
   Series 2007-A, Class A3, 4.97%,
   10/15/11                                           1,200         1,205
Prestige Auto Receivables Trust,
   Series 2006-1A, Class A2, 5.25%,
   6/17/13 (b)                                        1,635         1,654
                                                              ------------
                                                                    5,542
                                                              ------------

HOME EQUITY OTHER (2.2%)
Flagstar Home Equity Loan Trust,
   Series 2007-1A, Class AF2, 5.77%,
   1/25/35 (b)                                        1,915         1,731
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE5, Class A4, 4.34%,
   9/25/34 (a) (e)                                    1,750         1,724
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-WF1, Class A4, 6.13%,
   7/25/36                                            3,191         2,124
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-WF1, Class A5, 6.41%,
   7/25/36                                            4,286         2,515
New Century Home Equity Loan Trust,
   Series 2005-A, Class A5W, 5.29%,
   8/25/35                                            4,000         3,546
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4, 4.93%,
   8/25/35                                            2,620         2,406
                                                              ------------
                                                                   14,046
                                                              ------------

HOME EQUITY SEQUENTIAL (0.4%)
Irwin Home Equity Corp., Series
   2006-3, Class 2A2, 5.83%, 9/25/37 (b)              1,225         1,091
Residential Funding Mortgage
   Securities II, Inc., Series 2006-HI3,
   Class A4, 6.31%, 2/25/36 (e) (l)                   1,500         1,255
                                                              ------------
                                                                    2,346
                                                              ------------

                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

ASSET-BACKED SECURITIES, CONTINUED
MANUFACTURED HOUSING ABS OTHER (0.2%)
Mid-State Trust, Series 2005-1, Class
   M2, 7.08%, 1/15/40                                $ 1,241       $ 1,162
                                                               ------------

MANUFACTURED HOUSING SEQUENTIAL (0.4%)
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A4, 6.57%,
   5/7/27 (a)                                          2,840         2,840
                                                               ------------

OTHER ABS (4.4%)
Aerco, Ltd., Series 2A, Class A3,
   3.18%, 7/15/25 (a) (b) (e) (i)                      1,940         1,571
Credit-Based Asset Servicing and
   Securitization LLC, Series 2005-CB7,
   Class AF4, 5.43%, 11/25/35                          2,475         2,395
Credit-Based Asset Servicing and
   Securitization LLC, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36                           6,375         5,210
Credit-Based Asset Servicing and
   Securitization LLC, Series 2006-CB2,
   Class AF2, 5.50%, 12/25/36                          2,400         2,328
First Franklin Mortgage Loan Asset
   Backed Certificates, Series 2005-FFA,
   Class M3, 5.52%, 3/25/25                              600           161
First Franklin Mortgage Loan Asset
   Backed Certificates, Series
   2004-FF11, Class 1A2, 3.25%,
   1/25/35 (a)                                            52            45
Marlin Leasing Receivables LLC,
   Series 2005-1A, Class A4, 4.75%,
   8/15/12 (b)                                         2,769         2,775
Popular ABS Mortgage Pass-Through
   Trust, Series 2005-4, Class AF3,
   4.98%, 9/25/35 (a)                                  1,431         1,417
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF4, 6.01%,
   5/25/36                                             1,645         1,475
Residential Asset Mortgage Products,
   Inc., Series 2002-RZ3, Class M1,
   5.28%, 8/25/32 (e)                                    551           481
Residential Asset Mortgage Products,
   Inc., Series 2003-RZ5, Class A7,
   4.97%, 9/25/33                                      3,029         3,007
SACO I, Inc., Series 2006-1, Class A,
   3.07%, 9/25/35 (a) (h)                              3,343         2,239
SACO I, Inc., Series 2006-12, Class
   1M1, 3.21%, 9/25/36 (a) (e) (h)                     6,500         2,275
Small Business Administration, Series
   2005-P10B, Class 1, 4.94%, 8/10/15 (i) (l)          2,894         2,886
                                                               ------------
                                                                    28,265
                                                               ------------

TOTAL ASSET-BACKED SECURITIES                                       59,765
                                                               ------------

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

CORPORATE BONDS (10.7%)
CABLE TV (0.1%)
COX Communications, Inc., 5.50%,
   10/1/15                                            $ 800         $ 791
                                                              ------------

COMMERCIAL BANKS-CENTRAL U.S. (1.0%)
Associated Bank NA, Series BKNT,
   3.20%, 6/2/08 (a) (i)                              5,000         5,001
National City Bank, Series BKNT,
   5.25%, 12/15/16 (b)                                1,340         1,003
                                                              ------------
                                                                    6,004
                                                              ------------

COMMERCIAL BANKS-EASTERN U.S. (0.4%)
Manufacturers & Traders Trust Co.,
   4.20%, 4/1/13 (a) (b)                              1,075         1,008
Mercantile Bankshares Corp., Series
   B, 4.63%, 4/15/13                                    500           493
Republic New York Corp., 7.00%,
   3/22/11                                            1,000         1,033
                                                              ------------
                                                                    2,534
                                                              ------------

COMMERCIAL BANKS NON-U.S. (0.2%)
Westpac Capital Trust IV, 5.26%,
   12/29/49 (a) (b) (j)                               1,445         1,122
                                                              ------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.2%)
Hibernia Corp., 5.35%, 5/1/14                         2,845         2,626
Regions Financial Corp., 7.00%, 3/1/11                1,275         1,293
Wachovia Bank NA, 5.85%, 2/1/37 (i)                   4,500         3,968
                                                              ------------
                                                                    7,887
                                                              ------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
American Express Travel Related
   Services Co., Inc., 5.25%, 11/21/11 (b)            1,000         1,009
                                                              ------------

ELECTRIC-INTEGRATED (0.7%)
Florida Power Corp., Series A, 5.80%,
   9/15/17                                            1,000         1,047
Public Service Electric & Gas Co.,
   5.00%, 8/15/14                                     1,200         1,199
Virginia Electric and Power Co.,
   5.95%, 9/15/17                                     1,000         1,028
Virginia Electric and Power Co.,
   6.35%, 11/30/37                                    1,450         1,481
                                                              ------------
                                                                    4,755
                                                              ------------

FINANCE-COMMERCIAL (0.2%)
Caterpillar Financial Services Corp.,
   Series MTN, 5.13%, 10/12/11                          950           967
                                                              ------------

FINANCE-CONSUMER LOANS (1.2%)
HSBC Finance Corp., 6.38%, 10/15/11                   2,000         2,072
John Deere Capital Corp., 7.00%,
   3/15/12                                            3,950         4,291

                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

CORPORATE BONDS, CONTINUED
FINANCE-CONSUMER LOANS, CONTINUED
John Deere Capital Corp., Series MTN,
   5.50%, 4/13/17 (c)                                $ 1,225       $ 1,239
                                                               ------------
                                                                     7,602
                                                               ------------

FINANCE-INVESTMENT BANKER/BROKER
   (0.5%)
Bear Stearns Cos., Inc. (The), 6.40%,
   10/2/17                                               350           361
Goldman Sachs Group, Inc. (The),
   6.13%, 2/15/33                                      1,100         1,038
Merrill Lynch & Co., Inc., 5.70%,
   5/2/17 (c)                                          2,000         1,883
                                                               ------------
                                                                     3,282
                                                               ------------

FINANCE-LEASING COMPANY (0.4%)
International Lease Finance Corp.,
   5.88%, 5/1/13                                       2,500         2,490
                                                               ------------

INVESTMENT MANAGEMENT/ADVISOR SERVICES
   (0.2%)
Ameriprise Financial, Inc., 5.65%,
   11/15/15                                            1,480         1,462
                                                               ------------

MONEY CENTER BANKS (0.1%)
UBS Preferred Funding Trust I, 8.62%,
   10/29/49 (a) (j)                                      925           930
                                                               ------------

MULTI-LINE INSURANCE (0.2%)
MetLife, Inc., 5.00%, 6/15/15                          1,100         1,091
                                                               ------------

MULTIMEDIA (0.4%)
Time Warner, Inc., 7.70%, 5/1/32                         492           533
Walt Disney Co. (The), 4.70%,
   12/1/12 (c)                                         1,800         1,832
                                                               ------------
                                                                     2,365
                                                               ------------

OIL COMPANY-EXPLORATION & PRODUCTION
   (0.5%)
Apache Corp., 5.63%, 1/15/17 (c)                       2,885         2,998
                                                               ------------

OIL REFINING & MARKETING (0.2%)
Premcor Refining Group, Inc. (The),
   7.50%, 6/15/15                                      1,500         1,564
                                                               ------------

PROPERTY/CASUALTY INS (0.0%)
Travelers Property Casualty Corp.,
   7.75%, 4/15/26                                         85            92
                                                               ------------

REIT-REGIONAL MALLS (0.3%)
Simon Property Group LP, 5.63%,
   8/15/14                                             1,790         1,769
                                                               ------------

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

CORPORATE BONDS, CONTINUED
RETAIL-DISCOUNT (0.2%)
Target Corp., 5.38%, 5/1/17 (c)                     $ 1,150       $ 1,150
                                                              ------------

SPECIAL PURPOSE ENTITY (0.5%)
JPMorgan Chase Capital XXI, Series U,
   4.06%, 2/2/37 (a)                                  1,000           771
MassMutual Global Funding II, 3.80%,
   4/15/09 (b)                                        1,390         1,387
Principal Life Global Funding I,
   5.13%, 10/15/13 (b)                                1,090         1,113
                                                              ------------
                                                                    3,271
                                                              ------------

SUPER-REGIONAL BANKS-U.S. (1.6%)
BAC Capital Trust XIII, 3.20%,
   3/15/43 (a) (j)                                    2,000         1,474
Bank of America Corp., 5.63%, 10/14/16                7,250         7,351
Bank of America Corp., 8.00%,
   12/29/49 (a) (j)                                   1,450         1,475
                                                              ------------
                                                                   10,300
                                                              ------------

TELEPHONE-INTEGRATED (0.2%)
AT&T, Inc., 6.30%, 1/15/38 (c)                        1,450         1,448
                                                              ------------

TRANSPORT-RAIL (0.2%)
Burlington Northern Santa Fe Corp.,
   5.65%, 5/1/17                                      1,000         1,006
                                                              ------------

TOTAL CORPORATE BONDS                                              67,889
                                                              ------------

FOREIGN BONDS (1.4%)
OIL COMPANY-EXPLORATION & PRODUCTION
   (0.6%)
Canadian Natural Resources, Ltd.,
   6.25%, 3/15/38                                     1,000           976
Gazprom International SA, 7.20%,
   2/1/20 (b)                                         2,581         2,645
                                                              ------------
                                                                    3,621
                                                              ------------

SOVEREIGN (0.7%)
Australia Government Bond, Series
   909, 7.50%, 9/15/09                          AUD   4,500         4,297
                                                              ------------

SPECIAL PURPOSE ENTITY (0.0%)
Preferred Term Securities,
   Ltd./Preferred Term Securities, Inc.,
   4.41%, 7/3/32 (a) (b)                              $ 208           198
                                                              ------------

TELEPHONE-INTEGRATED (0.1%)
France Telecom SA, 8.50%, 3/1/31 (c)                    650           838
                                                              ------------

TOTAL FOREIGN BONDS                                                 8,954
                                                              ------------


                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

MORTGAGE-BACKED SECURITIES (38.8%)
AGENCY COLLATERAL OTHER (0.6%)
Restructured Assets Certificates,
   Series 2006-9, Class P, 12.07%,
   12/31/49 (a) (b) (e) (f) (l)                      $ 5,250       $ 4,095
                                                               ------------

AGENCY COLLATERAL SEQUENTIAL (0.8%)
Fannie Mae, 5.50%, 12/25/20                            2,445         2,484
Fannie Mae, 5.50%, 4/25/37                             2,993         2,602
                                                               ------------
                                                                     5,086
                                                               ------------

CMBS OTHER (9.1%)
Banc of America Commercial Mortgage,
   Inc., Series 2005-6, Class AJ, 5.35%,
   9/10/47 (a)                                         2,850         2,611
Bear Stearns Commercial Mortgage
   Securities, Series 2000-WF2, Class
   A1, 7.11%, 10/15/32 (a)                               419           420
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T14, Class
   A4, 5.20%, 1/12/41 (a)                              2,000         1,990
Citigroup Commercial Mortgage Trust,
   Series 2005-EMG, Class A3, 4.38%,
   9/20/51 (b) (i)                                     5,000         4,922
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2007-CD5,
   Class A2, 5.66%, 11/15/44 (i)                       7,000         6,973
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class B, 7.23%,
   1/17/32 (a)                                         1,620         1,748
Crown Castle Towers LLC, Series
   2005-1A, Class AFX, 4.64%, 6/15/35 (b)              4,000         3,929
CS First Boston Mortgage Securities
   Corp., Series 2001-CK3, Class A4,
   6.53%, 6/15/34                                      2,922         3,032
GE Capital Commercial Mortgage Corp.,
   Series 2000-1, Class A2, 6.50%,
   1/15/33                                             2,471         2,552
Greenwich Capital Commercial Funding
   Corp., Series 2002-C1, Class A4,
   4.95%, 1/11/35                                      1,000           984
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                                      5,125         5,104
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38 (i)                                         4,900         4,896
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2003-CB6,
   Class A2, 5.26%, 7/12/37 (a)                        4,460         4,469
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A4, 5.12%,
   11/15/32 (a)                                        2,924         2,900

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS OTHER, CONTINUED
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2, 4.55%,
   7/15/30                                            $ 330         $ 328
Morgan Stanley Capital I, Series
   2004-IQ8, Class A5, 5.11%, 6/15/40 (a)             3,200         3,177
Morgan Stanley Dean Witter Capital I,
   Series 2003-TOP9, Class A2, 4.74%,
   11/13/36                                           2,590         2,524
Nomura Asset Securities Corp., Series
   1998-D6, Class A2, 7.19%, 3/17/30 (a)              1,000         1,072
Nomura Asset Securities Corp., Series
   1998-D6, Class A4, 7.77%, 3/15/30 (a)              1,600         1,763
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class
   A3, 4.87%, 3/18/36                                 2,270         2,235
                                                              ------------
                                                                   57,629
                                                              ------------

CMBS SUBORDINATED (4.2%)
Crown Castle Towers LLC, Series
   2006-1A, Class E, 6.07%, 11/15/36 (b)              6,100         5,413
CS First Boston Mortgage Securities
   Corp., Series 2002-CKN2, Class C1,
   6.38%, 4/15/37 (a)                                 1,180         1,203
Global Signal Trust, Series 2006-1,
   Class C, 5.71%, 2/15/36 (b)                        2,550         2,429
Global Signal Trust, Series 2006-1,
   Class D, 6.05%, 2/15/36 (b) (e)                    3,000         2,828
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class B, 4.46%,
   10/10/28 (a)                                       2,740         2,704
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class C, 4.52%,
   10/10/28 (a)                                       4,093         4,043
Morgan Stanley Capital I, Series
   2005-IQ10, Class AJ, 5.44%, 9/15/42 (a)            2,759         2,545
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class C,
   5.05%, 3/18/36 (a)                                 1,417         1,399
SBA CMBS Trust, Series 2006-1A, Class
   D, 5.85%, 11/15/36 (b)                             3,100         2,796
SBA CMBS Trust, Series 2006-1A, Class
   E, 6.17%, 11/15/36 (b)                             1,350         1,222
                                                              ------------
                                                                   26,582
                                                              ------------

OTHER ABS (0.0%)
Squared CDO, Ltd., Series 2007-1A,
   Class B, 5.09%, 5/11/57 (a) (b) (e) (l)            4,000           200
                                                              ------------

WL COLLATERAL CMO MEZZANINE (0.0%)
Homebanc Mortgage Trust, Series
   2004-1, Class 2M2, 4.62%, 8/25/29 (a)                399           186
                                                              ------------

                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER (14.1%)
Banc of America Funding Corp., Series
   2006-G, Class 3A2, 5.75%, 7/20/36 (a) (e) (i)     $ 9,895       $ 9,582
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-10, Class 12A3,
   4.65%, 1/25/35 (a)                                  1,009         1,000
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-12, Class 13A1,
   5.45%, 2/25/36 (a)                                  3,223         2,935
Chase Mortgage Finance Corp., Series
   2006-A1, Class 4A1, 6.04%, 9/25/36 (a)              8,442         8,585
Chase Mortgage Finance Corp., Series
   2006-S2, Class 2A6, 6.00%, 10/25/36                 5,105         4,925
Chaseflex Trust, Series 2006-1, Class
   A2A, 5.94%, 6/25/36 (a)                             1,600         1,517
Chaseflex Trust, Series 2006-1, Class
   A4, 6.30%, 6/25/36 (a)                              7,344         5,396
Chaseflex Trust, Series 2006-2, Class
   A4, 6.34%, 9/25/36 (a)                              2,815         2,159
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series 2005-4,
   Class A2, 5.05%, 9/25/35 (a)                        1,509         1,477
Deutsche Mortgage Securities, Inc.,
   Series 2005-WF1, Class 1A1, 5.08%,
   6/26/35 (a) (b) (l)                                 1,170         1,156
GMAC Mortgage Corp. Loan Trust,
   Series 2003-GH2, Class A4, 5.00%,
   10/25/33                                            2,466         2,262
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 3.35%, 12/25/34 (a) (h)           1,523         1,364
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 6.08%, 4/25/37 (a) (h)             528           512
Homebanc Mortgage Trust, Series
   2006-1, Class 2A1, 5.99%, 4/25/37 (a)               3,492         2,893
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 5.78%,
   7/25/35 (a)                                         2,190         1,827
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.85%, 2/25/35 (a)                888           854
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A4, 5.03%, 2/25/35 (a)              6,218         5,095
JP Morgan Mortgage Trust, Series
   2005-A2, Class 3A2, 4.89%, 4/25/35 (a)              3,000         2,838
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.36%, 4/25/35 (a)              3,497         3,327
JP Morgan Mortgage Trust, Series
   2005-A2, Class 7CB1, 4.90%, 4/25/35 (a)             3,064         2,891
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%, 6/25/35 (a)             2,001         1,955
JP Morgan Mortgage Trust, Series
   2005-ALT1, Class 4A1, 5.65%,
   10/25/35 (a)                                        3,223         3,046

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
JP Morgan Mortgage Trust, Series
   2006-A2, Class 3A2, 5.67%, 4/25/36 (a)           $ 8,132       $ 7,487
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                                            1,736         1,737
Nomura Asset Acceptance Corp., Series
   2005-AR1, Class 1A2, 5.32%, 2/25/35 (a)            1,733         1,329
Residential Accredit Loans, Inc.,
   Series 2004-QA1, Class A1, 3.17%,
   3/25/34 (a) (h)                                    1,326         1,302
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class CB1, 5.76%,
   12/25/35 (a)                                       2,385         1,709
Structured Asset Securities Corp.,
   Series 2004-21XS, Class 2A6B, 5.15%,
   12/25/34                                           1,221         1,256
WaMu Mortgage Pass Through
   Certificates, Series 2003-AR9, Class
   1A6, 4.05%, 9/25/33 (a)                            5,862         5,885
WaMu Mortgage Pass Through
   Certificates, Series 2004-AR3, Class
   A2, 4.24%, 6/25/34 (a)                             1,396         1,354
                                                              ------------
                                                                   89,655
                                                              ------------

WL COLLATERAL CMO SEQUENTIAL (5.1%)
Chase Mortgage Finance Corp., Series
   2006-A1, Class 2A3, 6.00%, 9/25/36 (a)             2,000         1,793
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                              434           410
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series
   2006-AB3, Class A3, 6.51%, 7/25/36 (a)             2,575         1,893
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series
   2006-AB4, Class A3A1, 5.90%,
   10/25/36 (a)                                       5,425         4,174
JP Morgan Alternative Loan Trust,
   Series 2005-S1, Class 1A2, 5.50%,
   12/25/35                                           1,845         1,697
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.82%, 6/25/36 (a)               790           763
JP Morgan Alternative Loan Trust,
   Series 2006-A5, Class 2A6, 5.80%,
   10/25/36 (a) (e)                                   5,640         4,986
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A3A, 6.00%,
   8/25/36                                            4,529         3,895
JP Morgan Mortgage Trust, Series
   2006-A7, Class 3A2, 5.94%, 1/25/37 (a)             5,075         4,977
JP Morgan Mortgage Trust, Series
   2007-A2, Class 3A3, 5.86%, 4/25/37 (a)             4,900         4,122

                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO SEQUENTIAL,
   CONTINUED
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N,
   Class 2A3, 4.74%, 12/25/33 (a)                    $ 4,095       $ 3,362
                                                               ------------
                                                                    32,072
                                                               ------------

WL COLLATERAL CMO SUBORDINATE (0.3%)
Suntrust Alternative Loan Trust,
   Series 2005-1F, Class B3, 6.06%,
   12/25/35 (a) (e) (l)                                3,162         1,813
                                                               ------------

WL COLLATERAL PAC (0.4%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                             2,297         2,210
                                                               ------------

WL COLLATERAL SUPPORT (4.2%)
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-12, Class 11A2,
   5.45%, 2/25/36 (a)                                  2,557         2,566
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 5.76%, 11/25/35 (a)               627           335
Chaseflex Trust, Series 2006-1, Class
   A6, 6.29%, 6/25/36 (a)                              5,265         4,716
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A7, 6.30%,
   9/25/36 (a)                                         5,000         3,692
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A9, 6.30%,
   9/25/36 (a) (e)                                     3,640         2,985
JP Morgan Alternative Loan Trust,
   Series 2006-S1, Class 1A18, 6.00%,
   3/25/36                                             3,591         3,147
Nomura Asset Acceptance Corp., Series
   2004-AR4, Class 1A2, 4.88%,
   12/25/34 (a)                                          973           864
Nomura Asset Acceptance Corp., Series
   2005-AR2, Class 2A2, 5.53%, 5/25/35 (a)             1,250         1,065
Nomura Asset Acceptance Corp., Series
   2005-AR3, Class 3A2, 5.66%, 7/25/35 (a)             1,830         1,555
Nomura Asset Acceptance Corp., Series
   2005-AR5, Class 2A2, 5.63%,
   10/25/35 (a)                                        1,378         1,084
Nomura Asset Acceptance Corp., Series
   2006-AF1, Class 3A2, 6.61%, 6/25/36 (a)             2,431         1,665
Residential Funding Mortgage
   Securities I, Series 2007-S2, Class
   A10, 6.00%, 2/25/37                                   430           381


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL SUPPORT, CONTINUED
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR7,
   Class 2A2, 5.13%, 5/25/35 (a)                    $ 2,622       $ 2,463
                                                              ------------
                                                                   26,518
                                                              ------------

TOTAL MORTGAGE-BACKED SECURITIES                                  246,046
                                                              ------------

MUNICIPAL BONDS (0.4%)
WASHINGTON (0.4%)
Port of Tacoma, GO, AMBAC, 5.00%,
   12/1/21, (Prerefunded 12/1/13 @ 100)               2,000         2,193
                                                              ------------

TOTAL MUNICIPAL BONDS                                               2,193
                                                              ------------

U.S. GOVERNMENT AGENCIES (32.3%)
FANNIE MAE (15.7%)
6.05%, 12/1/08                                        2,744         2,762
6.50%, 7/1/16                                           530           552
6.00%, 5/1/17                                           144           149
6.50%, 6/1/17                                           172           179
6.00%, 5/1/18                                           513           529
6.00%, 2/1/22                                         3,340         3,449
4.50%, 5/1/23                                         4,200         4,146
5.50%, 2/1/25                                         1,111         1,126
5.00%, 5/1/25                                         1,863         1,854
7.50%, 6/1/28                                           149           161
6.50%, 8/1/28                                           198           206
6.50%, 6/1/29                                           100           105
6.50%, 4/1/32                                           251           261
6.50%, 6/1/32                                           627           653
7.00%, 6/1/32                                           171           184
6.50%, 7/1/32                                           980         1,021
7.00%, 8/1/32                                           456           485
6.00%, 1/1/33                                           326           335
5.50%, 3/1/33                                         8,541         8,617
6.50%, 3/1/33                                           166           173
6.00%, 8/25/33 (a)                                    2,089         2,073
5.50%, 12/25/33                                         900           909
5.00%, 1/1/34                                         9,342         9,211
5.50%, 5/25/34                                        3,150         2,595
5.17%, 8/1/34 (a)                                       110           111
7.00%, 9/1/34                                            89            94
5.50%, 12/1/34                                        4,454         4,491
5.50%, 6/1/35                                           600           605
6.00%, 7/1/35                                         3,511         3,595
6.00%, 9/1/35                                         1,910         1,956
5.00%, 11/1/35                                        3,539         3,483
5.50%, 11/1/35                                        1,048         1,056
6.00%, 1/1/36                                         3,489         3,598
3.20%, 4/25/36 (a) (h)                                4,930         4,844
6.50%, 8/1/36                                           849           871
7.00%, 9/1/36                                         1,240         1,305

                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FANNIE MAE, CONTINUED
5.50%, 11/1/36                                       $ 1,611       $ 1,622
6.00%, 12/1/36                                        14,948        15,299
5.50%, 1/1/37                                          3,976         4,003
6.00%, 1/1/37                                          4,645         4,754
5.50%, 8/1/37                                          3,198         3,219
5.50%, 12/1/37                                         1,960         1,973
3.15%, 8/25/44 (a)                                       887           875
                                                               ------------
                                                                    99,489
                                                               ------------

FREDDIE MAC (10.1%)
4.00%, 1/15/17                                         7,500         7,371
6.00%, 12/15/21                                        4,018         4,087
5.00%, 2/15/25                                         3,245         3,172
7.00%, 6/1/26                                            546           576
6.50%, 1/1/29                                          1,251         1,309
7.00%, 1/1/32                                            108           116
6.50%, 7/1/32                                            212           221
4.48%, 7/15/32, IO (a)                                10,329         1,006
6.50%, 9/1/32                                             98           102
5.00%, 8/1/33                                            381           376
6.00%, 9/1/33                                            402           413
5.00%, 5/1/34                                            188           185
6.50%, 5/15/34 (a)                                     2,799         2,593
4.50%, 6/1/34                                            839           800
4.50%, 9/1/34                                          1,038           990
5.50%, 3/15/35                                         5,505         5,537
5.00%, 7/1/35                                            497           489
5.00%, 8/1/35                                          1,082         1,065
5.00%, 11/1/35                                         3,924         3,863
5.00%, 4/1/36                                            446           439
5.00%, 7/1/36                                          1,985         1,953
3.12%, 7/15/36 (a) (h)                                 1,577         1,557
3.27%, 9/15/36 (a)                                       783           765
5.83%, 10/1/36 (a)                                     2,476         2,537
6.10%, 1/1/37 (a)                                      5,720         5,806
6.15%, 2/1/37 (a)                                      5,358         5,425
5.28%, 3/1/37 (a)                                        779           785
5.94%, 3/1/37 (a)                                      6,771         6,924
5.72%, 4/1/37 (a)                                      3,403         3,481
                                                               ------------
                                                                    63,943
                                                               ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (6.5%)
9.50%, 12/15/09                                          317           323
5.30%, 7/16/28 (a)                                     3,000         3,036
4.82%, 10/16/29 (a)                                    2,660         2,656
5.32%, 8/16/30 (a)                                     2,560         2,597
5.03%, 11/16/33 (a)                                    5,640         5,517
4.42%, 5/16/34                                        10,250        10,182
0.93%, 6/17/45, IO (a) (e)                            12,955           617
0.51%, 3/16/46, IO (a) (e)                            13,724           517
0.55%, 4/16/46, IO (a) (e)                            61,029         2,212

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               -------------  ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION, CONTINUED
0.79%, 5/16/46, IO (a) (e)                         $ 43,717       $ 2,336
3.40%, 5/16/46, (a)                                   2,653         1,591
0.91%, 8/16/46, IO (a) (e)                           34,373         1,891
1.00%, 2/16/48, IO (a) (e)                           14,789           853
1.05%, 2/16/48, IO (a) (e)                           57,236         3,023
1.05%, 6/16/49, IO (a) (e)                           66,192         4,137
                                                              ------------
                                                                   41,488
                                                              ------------

TOTAL U.S. GOVERNMENT AGENCIES                                    204,920
                                                              ------------

U.S. TREASURY OBLIGATIONS (3.8%)
U.S. TREASURY INFLATION PROTECTED
   SECURITIES (2.3%)
2.00%, 1/15/14 (c) (g)                                8,334         8,782
2.63%, 7/15/17 (c) (g)                                5,107         5,618
                                                              ------------
                                                                   14,400
                                                              ------------

U.S. TREASURY NOTES (0.5%)
4.25%, 11/15/17 (c)                                     500           519
4.50%, 2/15/36 (c)                                      615           616
5.00%, 5/15/37 (c)                                    2,000         2,168
                                                              ------------
                                                                    3,303
                                                              ------------

U.S. TREASURY STRIPS (1.0%)
6.12%, 2/15/18 **                                     5,000         3,332
8.21%, 11/15/27 ** (i)                                7,400         2,957
                                                              ------------
                                                                    6,289
                                                              ------------

TOTAL U.S. TREASURY OBLIGATIONS                                    23,992
                                                              ------------

                                                   SHARES
                                               -------------
INVESTMENT COMPANIES (4.9%)
State Street Navigator Securities
   Lending Portfolio (m)                         31,037,418        31,037
                                                              ------------

TOTAL INVESTMENT COMPANIES                                         31,037
                                                              ------------

PREFERRED STOCKS (2.3%)
COMMERCIAL BANKS NON-U.S. (0.4%)
Barclays Bank PLC, Series 5,
   8.13% (c)                                        106,000         2,687
                                                              ------------

FINANCE-INVESTMENT BANKER/BROKER
   (0.3%)
Lehman Brothers Holdings, Inc.,
   Series J, 7.95% (c)                               63,400         1,520
                                                              ------------

SOVEREIGN AGENCY (1.3%)
Fannie Mae, 8.25% (c)                               160,000         4,007
Freddie Mac, 8.38% (c)                              161,000         4,122
                                                              ------------
                                                                    8,129
                                                              ------------

                                    Continued


                                                    SHARES         VALUE
                                                 ------------  ------------

PREFERRED STOCKS, CONTINUED
SUPER-REGIONAL BANKS-U.S. (0.3%)
Wells Fargo Capital XII, 7.88%                        80,000       $ 2,076
                                                               ------------

TOTAL PREFERRED STOCKS                                              14,412
                                                               ------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                 ------------
DEMAND NOTES (0.1%)
ELECTRIC-INTEGRATED (0.1%)
Alabama Power Capital Trust V,
   5.50%, 10/1/08 (a) (k)                              $ 874           888
                                                               ------------

TOTAL DEMAND NOTES                                                     888
                                                               ------------

                                                   SHARES
                                                 ------------
INVESTMENTS IN AFFILIATES (0.9%)
Fifth Third Institutional Money
   Market Fund (d)                                 5,791,087         5,791
                                                               ------------

TOTAL INVESTMENTS IN AFFILIATES                                      5,791
                                                               ------------

TOTAL INVESTMENTS (COST $701,201) - 105%                           665,887

LIABILITIES IN EXCESS OF OTHER ASSETS - (5)%                       (31,669)
                                                               ------------

NET ASSETS - 100.0%                                               $634,218
                                                               ============

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or part of this security was on loan.

(d)  Investment is in Institutional Shares of underlying fund.

(e) Security was fair valued at April 30, 2008 using procedures approved by the Board of Trustees.

(f)  Rate reflected is an investment rate of return.

(g) Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(h) All or part of this security has been deposited as collateral for TBA securities.

(i) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(j) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(k)  Maturity date is next rate reset date.

(l)  Illiquid Securities.

(m) Represents investments of cash collateral received in connection with securities lending.


The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
AMBAC - American Municipal Bond Assurance Corp.
AUD - Australian Dollar
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GO - General Obligation
IO - Interest Only
PAC - Planned Amortization Class
REIT - Real Estate Investment Trust
TBA - To be announced
WL - Whole Loan

                     See notes to schedules of investments.

SHORT TERM BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------

                                                      PRINCIPAL
                                         AMOUNT         VALUE
                                     -------------  ------------

ASSET-BACKED SECURITIES (18.0%)
AUTOMOBILE ABS OTHER (0.2%)
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12   $ 498         $ 494
                                                    ------------

AUTOMOBILES SEQUENTIAL (10.6%)
Banc of America Securities Auto
Trust, Series 2005-WF1, Class A4,
   4.08%, 4/18/10                           3,000         3,007
Bay View Auto Trust, Series 2005-LJ2,
   Class A4, 4.55%, 2/25/14                 2,000         2,012
Capital One Auto Finance Trust,
   Series 2006-C, Class A3A, 5.07%,
   7/15/11                                  1,502         1,467
Harley-Davidson Motorcycle Trust,
   Series 2006-2, Class A2, 5.35%,
   3/15/13 (f)                              3,305         3,351
Harley-Davidson Motorcycle Trust,
   Series 2007-3, Class A2A, 5.34%,
   9/15/10                                  1,775         1,786
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A2, 4.93%, 2/25/10 (b)    3,375         3,325
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4, 4.18%,
   2/15/12                                  3,000         3,008
Nissan Auto Lease Trust, Series
   2006-A, Class A4, 5.10%, 7/16/12 (f)     4,000         4,048
USAA Auto Owner Trust, Series 2006-2,
   Class A4, 5.37%, 2/15/12                 1,500         1,522
Wachovia Auto Owner Trust, Series
   2005-A, Class A4, 4.23%, 11/21/11 (f)    3,500         3,513
                                                    ------------
                                                         27,039
                                                    ------------

CREDIT CARD BULLET (4.7%)
Bank One Issuance Trust, Series
   2004-A1, Class A1, 3.45%, 10/17/11         810           810
Chase Issuance Trust, Series
   2005-A10, Class A10, 4.65%, 12/17/12     3,000         3,027
GE Capital Credit Card Master Note
   Trust, Series 2005-3, Class A, 4.13%,
   6/15/13                                  2,000         1,998
MBNA Master Credit Card Trust, Series
   1999-B, Class A, 5.90%, 8/15/11          3,000         3,060
Nordstrom Private Label Credit Card
   Master Note Trust, Series 2007-1A,
   Class A, 4.92%, 5/15/13 (b)              3,000         3,054
                                                    ------------
                                                        11,949
                                                    ------------

HOME EQUITY OTHER (1.2%)
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE2, Class A3, 4.24%,
   10/25/33 (a) (d) (f)                     2,354         1,977


                                    Continued



                                                    PRINCIPAL
                                       AMOUNT         VALUE
                                   ------------  ------------

ASSET-BACKED SECURITIES, CONTINUED
HOME EQUITY OTHER, CONTINUED
GMAC Mortgage Corp. Loan Trust,
   Series 2005-HE2, Class A3, 4.62%,
   11/25/35 (a)                        $ 1,223       $ 1,085
                                                 ------------
                                                       3,062
                                                 ------------

HOME EQUITY SEQUENTIAL (0.9%)
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE2, Class A2, 6.18%,
   5/25/36 (f)                           3,000         2,376
                                                 ------------

OTHER ABS (0.4%)
SVO VOI Mortgage Corp., Series
   2005-AA, Class A, 5.25%, 2/20/21 (b)  1,056         1,023
                                                 ------------

TOTAL ASSET-BACKED SECURITIES                         45,943
                                                 ------------

CORPORATE BONDS (17.2%)
CABLE TV (0.5%)
Comcast Cable Communications LLC,
   6.88%, 6/15/09                        1,250         1,282
                                                 ------------

CELLULAR TELECOM (0.5%)
AT&T Wireless Services, Inc., 7.88%,
   3/1/11                                1,250         1,352
                                                 ------------

COMMERCIAL BANKS-EASTERN U.S. (1.2%)
HSBC Bank USA NA, Series BKNT, 3.88%,
   9/15/09                               3,000         2,988
                                                 ------------

DIVERSIFIED FINANCIAL SERVICES (2.4%)
General Electric Capital Corp.,
   Series MTN, 5.25%, 10/27/09           6,000         6,170
                                                 ------------

ELECTRIC-INTEGRATED (0.5%)
Duke Energy Carolinas LLC, Series D,
   7.38%, 3/1/10                         1,250         1,319
                                                 ------------

FINANCE-CONSUMER LOANS (1.2%)
HSBC Finance Corp., 4.75%, 5/15/09       3,000         3,013
                                                 ------------

FINANCE-INVESTMENT BANKER/BROKER
   (3.9%)
Bear Stearns Cos., Inc. (The), 7.63%,
   12/7/09                               2,500         2,574
Citigroup, Inc., 5.13%, 2/14/11          1,250         1,254
Goldman Sachs Group, Inc. (The),
   6.65%, 5/15/09                        3,000         3,068
Lehman Brothers Holdings, Inc.,
   Series MTN, 4.25%, 1/27/10            3,000         2,951
                                                 ------------
                                                       9,847
                                                 ------------


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------
                                                      PRINCIPAL
                                          AMOUNT         VALUE
                                     -------------  ------------

CORPORATE BONDS, CONTINUED
FINANCE-LEASING COMPANY (1.2%)
International Lease Finance Corp.,
   4.75%, 7/1/09                          $ 3,000       $ 2,967
                                                    ------------

FINANCE-MORTGAGE LOAN/BANKER (0.1%)
Countrywide Home Loans, Inc., Series
   MTNK, 5.63%, 7/15/09                       250           237
                                                    ------------

FOOD-RETAIL (0.5%)
Kroger Co. (The), 7.25%, 6/1/09             1,250         1,277
                                                    ------------

LIFE/HEALTH INSURANCE (0.6%)
Protective Life Secured Trusts,
   Series MTN, 3.70%, 11/24/08              1,590         1,582
                                                    ------------

NETWORKING PRODUCTS (1.0%)
Cisco Systems, Inc., 5.25%, 2/22/11         2,500         2,582
                                                    ------------

RETAIL-DISCOUNT (0.9%)
Wal-Mart Stores, Inc., 4.13%, 2/15/11       2,250         2,275
                                                    ------------

SUPER-REGIONAL BANKS-U.S. (2.7%)
Bank of America Corp., 4.38%, 12/1/10       1,000         1,008
Wachovia Corp., 4.38%, 6/1/10               3,000         2,995
Wells Fargo & Co., 4.20%, 1/15/10           3,000         3,025
                                                    ------------
                                                          7,028
                                                    ------------

TOTAL CORPORATE BONDS                                    43,919
                                                    ------------

FOREIGN BONDS (2.2%)
FINANCE-OTHER SERVICES (0.1%)
Pemex Finance, Ltd., Series 1999,
   Class NT, 9.69%, 8/15/09                   243           249
                                                    ------------

OIL COMPANY-INTEGRATED (1.2%)
BP Capital Markets PLC, 4.88%, 3/15/10      3,000         3,078
                                                    ------------

SOVEREIGN (0.7%)
Australia Government Bond, Series
   909, 7.50%, 9/15/09                  AUD 1,850         1,766
                                                    ------------

TELEPHONE-INTEGRATED (0.2%)
Telecom Italia Capital SA, 4.00%,
   11/15/08                                 $ 650           647
                                                    ------------

TOTAL FOREIGN BONDS                                       5,740
                                                    ------------

MORTGAGE-BACKED SECURITIES (29.2%)
CMBS OTHER (5.4%)
Banc of America Commercial Mortgage,
   Inc., Series 2004-4, Class A3, 4.13%,
   7/10/42 (f)                              2,500         2,484

                                    Continued



                                                   PRINCIPAL
                                      AMOUNT         VALUE
                                   ------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS OTHER, CONTINUED
Bear Stearns Commercial Mortgage
   Securities, Series 2000-WF2, Class
   A1, 7.11%, 10/15/32 (a)               $ 261         $ 262
CS First Boston Mortgage Securities
   Corp., Series 2001-CK6, Class A2,
   6.10%, 8/15/36                          565           568
CS First Boston Mortgage Securities
   Corp., Series 2004-C3, Class A3,
   4.30%, 7/15/36 (f)                    2,500         2,488
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class A2, 4.35%,
   6/10/48                               2,750         2,729
Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42 (f)                    3,000         2,979
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                               2,500         2,497
                                                 ------------
                                                      14,007
                                                 ------------

CMBS SUBORDINATED (1.3%)
GMAC Commercial Mortgage Securities,
   Inc., Series 1999-C2, Class B, 7.14%,
   9/15/33 (a) (f)                       3,250         3,327
                                                 ------------

WL COLLATERAL CMO OTHER (16.2%)
Banc of America Mortgage Securities,
   Inc., Series 2004-F, Class 2A6,
   4.15%, 7/25/34 (a)                    2,500         2,448
Banc of America Mortgage Securities,
   Inc., Series 2004-F, Class 2A7,
   4.15%, 7/25/34 (a)                    2,827         2,821
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-1, Class 13A3,
   4.77%, 4/25/34 (a)                    2,689         2,576
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-4, Class 2A2,
   4.57%, 8/25/35 (a)                    3,000         2,939
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                        1,140         1,005
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 5.01%, 4/20/35 (a)         1,872         1,880
Harborview Mortgage Loan Trust,
   Series 2004-5, Class 2A6, 3.94%,
   6/19/34 (a) (f)                       5,730         5,254
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 3.35%, 12/25/34 (a) 1,227         1,100
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 6.08%, 4/25/37 (a) 1,849         1,792

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------
                                      PRINCIPAL
                                         AMOUNT         VALUE
                                     -------------  ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
Indymac Index Mortgage Loan Trust,
   Series 2006-AR29, Class A2, 2.98%,
   11/25/36 (a)                             $ 871         $ 834
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A2, 5.81%,
   5/25/36                                  2,075         2,001
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A3, 4.90%, 2/25/35 (a)   2,272         2,179
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.36%, 4/25/35 (a)   2,124         2,020
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%, 6/25/35      3,207         3,132
    (a) (f)
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   4.25%, 12/25/32 (a)                        126           126
Provident Funding Mortgage Loan
   Trust, Series 2005-2, Class 2A1A,
   4.70%, 10/25/35 (a)                      2,240         2,184
Residential Funding Mortgage
   Securities I, Series 2007-SA1, Class
   1A1, 5.71%, 2/25/37 (a)                  3,652         3,661
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR10,
   Class 2A14, 4.11%, 6/25/35 (a) (f)       3,500         3,403
                                                    ------------
                                                         41,355
                                                    ------------

WL COLLATERAL CMO SEQUENTIAL (5.8%)
Chase Mortgage Finance Corp., Series
   2005-A1, Class 2A2, 5.24%, 12/25/35 (a)  2,387         2,360
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A2A, 5.87%,
   8/25/36                                  3,000         2,889
JP Morgan Mortgage Trust, Series
   2006-A3, Class 2A1, 5.62%, 5/25/36 (a)   2,672         2,617
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.82%, 6/25/36 (a)   2,490         2,402
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.80%, 4/25/37 (a)  2,617         2,514
RAAC Series, 5.25%, 9/25/34                 2,206         2,072
                                                    ------------
\                                                        14,854
                                                    ------------

WL COLLATERAL PAC (0.5%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                  1,309         1,259
                                                    ------------

TOTAL MORTGAGE-BACKED SECURITIES                         74,802
                                                    ------------


                                    Continued


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                   ------------  ------------

MUNICIPAL BOND (0.2%)
OHIO (0.2%)
State Economic Enterprise, Series 3,
   4.05%, 3/1/11 (b)                     $ 495         $ 492
                                                 ------------

TOTAL MUNICIPAL BOND                                     492
                                                 ------------

U.S. GOVERNMENT AGENCIES (24.8%)
FANNIE MAE (3.6%)
5.00%, 2/25/25 (f)                       3,616         3,653
4.71%, 4/1/33 (a)                        1,846         1,873
5.14%, 9/1/34 (a)                        2,140         2,153
4.94%, 4/1/35 (a)                        1,489         1,507
                                                 ------------
                                                       9,186
                                                 ------------

FANNIE MAE PREPAYMENT LINK NOTE,
   SERIES 2005-4, CLASS 1 (1.0%)
4.65%, 12/25/12 IO                       2,631         2,588
                                                 ------------

FEDERAL FARM CREDIT BANK (2.3%)
2.63%, 4/21/11                           6,000         5,897
                                                 ------------

FEDERAL HOME LOAN BANK (1.5%)
5.00%, 9/18/09                           1,000         1,029
4.75%, 10/25/10 IO                       2,638         2,664
                                                 ------------
                                                       3,693
                                                 ------------

FREDDIE MAC (8.6%)
4.88%, 2/9/10                            7,000         7,244
5.00%, 9/15/25 (f)                       3,185         3,216
4.50%, 7/15/28 (f)                       3,144         3,152
3.99%, 3/1/34 (a)                        1,843         1,841
4.68%, 7/1/35 (a) (f)                    3,465         3,495
5.72%, 4/1/37 (a)                        3,002         3,070
                                                 ------------
                                                      22,018
                                                 ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (7.8%)
2.87%, 2/16/20 (f)                       3,889         3,884
3.27%, 1/16/23                           1,677         1,660
6.01%, 2/16/24 (a)                       1,211         1,235
3.72%, 12/16/26                          3,120         3,094
4.00%, 5/16/27                           1,837         1,823
4.29%, 1/16/30                           2,842         2,838
4.09%, 8/16/30                           2,123         2,110
3.95%, 11/16/30 (f)                      3,401         3,372
                                                 ------------
                                                      20,016
                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                        63,398
                                                 ------------


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------
                                        PRINCIPAL
                                          AMOUNT         VALUE
                                     -------------  ------------

U.S. TREASURY OBLIGATIONS (2.6%)
U.S. TREASURY INFLATION PROTECTED
   SECURITIES (2.2%)
0.88%, 4/15/10 (e)                        $ 5,587       $ 5,661
                                                    ------------

U.S. TREASURY NOTES (0.4%)
4.50%, 5/15/10                              1,000         1,045
                                                    ------------

TOTAL U.S. TREASURY OBLIGATIONS                           6,706
                                                    ------------

                                         SHARES
                                     -------------
INVESTMENTS IN AFFILIATES  (4.9%)
Fifth Third Institutional Money
   Market Fund (c)                     12,439,524        12,440
                                                    ------------

TOTAL INVESTMENTS IN AFFILIATES                          12,440
                                                    ------------

TOTAL INVESTMENTS (COST $254,838) - 99.1%               253,440

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%              2,191
                                                    ------------

NET ASSETS - 100.0%                                    $255,631
                                                    ============



NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)   Investment is in Institutional Shares of underlying fund.
(d) The Fund's securities were fair valued at April 30, 2008 using procedures approved by the Board of Trustees.
(e)   Treasury Inflation Protected Securities.  A U.S. Treasury
      Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(f) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
AUD - Australian Dollar
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
PAC - Planned Amortization Class
WL - Whole Loan



                     See notes to schedules of investments.

MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS (96.2%)
ARIZONA (3.8%)
Mesa Street and Highway, FSA, 5.25%,
   7/1/23                                $ 600          $ 662
Tucson Water, MBIA, 4.25%, 7/1/21,
   (Callable 7/1/16 @ 100)               1,000          1,000
                                                  ------------
                                                        1,662
                                                  ------------

CALIFORNIA (15.6%)
California Polytechnical Pomona
   Foundation, Inc., MBIA, 5.50%,
   2/1/20, (Prerefunded 2/1/11 @ 101)      265            288
California State Department of Water
   Resources, Central Valley Project,
   Series AE, W/I, 5.00%, 12/1/28,
   (Callable 6/1/18 @ 100)               1,000          1,037
La Canada Unified School District,
   Series A, GO, MBIA, 5.50%, 8/1/24,
   (Callable 8/1/14 @ 100)               1,000          1,064
Los Angeles Unified School District,
   Series A-2, GO, FGIC, 4.50%, 7/1/22,
   (Callable 7/1/17 @ 100)               1,000          1,003
Placentia-Yorba Linda Unified School
   District, Series B, GO, FGIC, 5.38%,
   8/1/22, (Callable 8/1/14 @ 100)       1,000          1,054
Sacramento County Sanitation
   District, Series A, 6.00%, 12/1/15,
   (Callable 12/1/10 @ 101)                250            268
State of California, Variable
   Purpose, GO, 5.25%, 3/1/38, (Callable
   3/1/18 @ 100)                         1,000          1,024
State Public Works Board, Department
   of Corrections and Rehabilitation,
   Series F, FGIC, 5.25%, 11/1/19        1,020          1,120
                                                  ------------
                                                        6,858
                                                  ------------

COLORADO (2.5%)
Douglas County School District No
   Re-1, GO, FGIC, 5.75%, 12/15/21,
   (Callable 12/15/14 @ 100)             1,000          1,090
                                                  ------------

FLORIDA (2.4%)
Volusia County School Board, Series
   A, CP, FSA, 5.00%, 8/1/19, (Callable
   8/1/15 @ 100)                         1,010          1,061
                                                  ------------

ILLINOIS (9.4%)
Chicago Metropolitan Water
   Reclamation District-Greater Chicago
   Capital Improvements, GO, ETM, 7.25%,
   12/1/12                                 500            591


                                    Continued


                                      PRINCIPAL
                                        AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
City of Chicago Single Family
   Mortgage, Series A, AMT, GNMA-FNMA,
   4.70%, 10/1/17, (Callable
   4/1/09 @ 102)                         $ 125          $ 124
Development Finance Authority,
   Elmhurst Community School, FSA,
   6.38%, 1/1/17, (Prerefunded
   1/1/11 @ 100)                         1,700          1,860
Finance Authority, Children's
   Memorial Hospital, Series A, W/I,
   5.00%, 8/15/41, (Callable
   8/15/18 @ 100)                        1,000            956
Finance Authority, Metropolis
   Project, 5.00%, 12/1/14, (Callable
   12/1/13 @ 100)                          300            315
State of Illinois, GO, FGIC, 5.88%,
   10/1/17, (Callable 10/1/09 @ 100)       300            310
                                                  ------------
                                                        4,156
                                                  ------------

IOWA (5.1%)
Finance Authority, Drake University
   Project, MBIA, 6.50%, 12/1/11 (c)     2,055          2,229
                                                  ------------

KANSAS (4.2%)
Geary County Unified School District
   No. 475, GO, MBIA, 5.25%, 9/1/17,
   (Callable 9/1/15 @ 100)               1,675          1,843
                                                  ------------

LOUISIANA (2.3%)
State Citizens Property Insurance
   Corp., Series B, AMBAC, 5.00%,
   6/1/18, (Callable 6/1/16 @ 100)       1,000          1,036
                                                  ------------

MICHIGAN (8.9%)
Detroit Water Supply System, Series
   A, FSA, 5.00%, 7/1/16                 1,000          1,080
Higher Education Student Loan
   Authority, Series XII-W, AMT, AMBAC,
   4.75%, 3/1/09 (c)                     1,000          1,020
State Hospital Finance Authority,
   Henry Ford Health System, Series A,
   5.00%, 11/15/20, (Callable
   11/15/16 @ 100)                         500            511
State of Michigan, Grant Antic
   Buildings, FSA, 5.25%, 9/15/20,
   (Callable 9/15/17 @ 100)                250            272
Strategic Fund, Hope Network Project,
   Series B, 5.13%, 9/1/13, (LOC: First
   of America Bank), (Callable
   9/1/08 @ 102)                         1,000          1,024
                                                  ------------
                                                        3,907
                                                  ------------

                          Continued

MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------

                                     PRINCIPAL
                                        AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
MINNESOTA (2.3%)
State Municipal Power Agency, 5.00%,
   10/1/30, (Callable 10/1/15 @ 100)   $ 1,000        $ 1,007
                                                  ------------

NEBRASKA (3.6%)
City of Omaha, Series A, GO, ETM,
   6.50%, 12/1/13                        1,365          1,605
                                                  ------------

NEW MEXICO (5.2%)
County of Bernalillo, 5.25%, 4/1/27        475            511
Mortgage Finance Authority, Single
   Family Mortgage, Series A, AMT,
   GNMA-FNMA-FHLMC, 5.50%, 7/1/36,
   (Callable 1/1/15 @ 102) (a)             695            712
University of New Mexico, System
   Implements, Series A, FSA, 5.00%,
   6/1/21, (Callable 6/1/17 @ 100)       1,000          1,057
                                                  ------------
                                                        2,280
                                                  ------------

NEW YORK (3.0%)
City of New York, Series E, GO,
   5.00%, 8/1/16                           250            271
State Housing Finance Agency,
   Economic Development and Housing,
   Series A, 5.00%, 9/15/23, (Callable
   9/15/15 @ 100)                        1,000          1,046
                                                  ------------
                                                        1,317
                                                  ------------

OHIO (8.7%)
City of Columbus Sewer Revenue,
   Series A, 5.00%, 6/1/23, (Callable
   12/1/17 @ 100)                        1,000          1,057
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)              1,500          1,631
State of Ohio, Common Schools, Series
   D, GO, 5.50%, 9/15/19                 1,000          1,141
                                                  ------------
                                                        3,829
                                                  ------------

OKLAHOMA (1.8%)
Tulsa International Airport,
   Improvement Trust, Series B, AMT,
   FGIC, 5.50%, 6/1/10                     770            786
                                                  ------------

OREGON (2.4%)
Sunrise Water Authority, FSA, 5.25%,
   3/1/24, (Callable 3/1/14 @ 100)       1,000          1,057
                                                  ------------

PENNSYLVANIA (6.0%)
Central Dauphin School District, GO,
   MBIA, 6.75%, 2/1/24, (Prerefunded
   2/1/16 @ 100)                         1,000          1,221


                                    Continued


                                      PRINCIPAL
                                        AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA, CONTINUED
Higher Educational Facilities
   Authority, Widener University, 3.85%,
   7/15/13                               $ 430          $ 429
Lancaster Higher Education Authority,
   Franklin and Marshall College, 5.00%,
   4/15/25, (Callable 4/15/16 @ 100)     1,000          1,017
                                                  ------------
                                                        2,667
                                                  ------------

PUERTO RICO (4.8%)
Commonwealth of Puerto Rico, Series
   A, GO, 5.00%, 7/1/30, (Mandatory Put
   7/1/12 @ 100) (a)                     1,000          1,012
Public Buildings Authority, Series I,
   5.50%, 7/1/23, (Prerefunded 7/1/14 @
   100) (Callable 7/1/14 @ 100)          1,000          1,111
                                                  ------------
                                                        2,123
                                                  ------------

TEXAS (1.9%)
State Public Finance Authority,
   Series A, ACA, 5.00%, 2/15/28,
   (Callable 2/15/14 @ 100)              1,000            853
                                                  ------------

WASHINGTON (2.3%)
Metropolitan Park District of Tacoma,
   GO, FGIC, 5.00%, 12/1/22, (Callable
   12/1/15 @ 100)                        1,000          1,033
                                                  ------------

TOTAL MUNICIPAL BONDS                                  42,399
                                                  ------------

MUNICIPAL DEMAND NOTES (2.2%)
INDIANA (1.8%)
Bloomington, Bloomington Square
   Project, 8.50%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (d)                   285            285
Health Facility Financing Authority,
   Stone Belt Arc Inc. Project, 3.35%,
   5/7/08, (LOC: JP Morgan, Inc.) (a) (d)  500            500
                                                  ------------
                                                          785
                                                  ------------

KENTUCKY (0.4%)
Shelby County Lease Program, Series
   A, 2.65%, 5/1/08, (LOC: U.S. Bancorp)
   (a) (d)                                 185            185
                                                  ------------

TOTAL MUNICIPAL DEMAND NOTES                              970
                                                  ------------

                                       SHARES
                                    -----------
MONEY MARKETS (4.9%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (b)                           111             --#
Dreyfus Tax Exempt Cash Management
   (b)                               1,074,936          1,075

                          Continued

MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

--------------------------------------------------------------


                                        SHARES         VALUE
                                    -----------   ------------

MONEY MARKETS, CONTINUED
Goldman Sachs Financial Square
   Tax-Free Money Market Fund (b)       38,316           $ 38
Merrill Lynch Institutional
   Tax-Exempt Fund (b)               1,049,044          1,049
                                                  ------------

TOTAL MONEY MARKETS                                     2,162
                                                  ------------

TOTAL INVESTMENTS (COST $44,704) - 103.3%              45,531

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%         (1,441)
                                                  ------------

NET ASSETS - 100.0%                                  $ 44,090
                                                  ============


NOTES TO SCHEDULE OF INVESTMENTS

#    Amount is less than $500

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b)   Investment is in Institutional Shares of underlying fund / portfolio.

(c) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(d)  Maturity date is next rate reset date.


The following abbreviations are used in the Schedule of Investments:
ACA - American Capital Access Holding, Ltd.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
W/I - When Issued


INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                                  1.8%
Cash & Cash Equivalents                                  4.9%
Education                                                6.1%
Facilities                                               2.5%
General                                                  2.8%
General Obligation                                      20.2%
Higher Education                                        11.4%
Housing                                                  2.4%

                                    Continued


INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET
ASSETS, BY INDUSTRY, CONTINUED
Medical                                                  4.2%
Municipal                                                5.3%
Power                                                    2.3%
School District                                         18.9%
Single Family Housing                                    1.9%
Student Loan                                             2.3%
Transportation                                           1.5%
U.S. Municipals                                          2.2%
Utilities                                                5.5%
Water                                                    7.1%



                     See notes to schedules of investments.

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS (93.5%)
ALABAMA (5.4%)
Birmingham Baptist Medical Centers
   Special Care Facilities Financing
   Authority, Series A, 5.00%, 11/15/14$ 4,000        $ 4,009
County of Mobile, GO, FSA, 5.25%,
   8/1/17, (Callable 8/1/14 @ 100) (c)   3,080          3,363
                                                  ------------
                                                        7,372
                                                  ------------

ALASKA (1.5%)
State of Alaska, Sport Fishing, CIFG,
   4.25%, 4/1/15                         1,000          1,041
State of Alaska, Sport Fishing, CIFG,
   4.38%, 4/1/16                         1,000          1,044
                                                  ------------
                                                        2,085
                                                  ------------

ARIZONA (6.5%)
City of Tempe Performing Arts Center,
   AMBAC, 5.25%, 7/1/17, (Callable
   7/1/14 @ 100) (c)                     2,000          2,167
Health Facilities Authority, Phoenix
   Children's Hospital, Series B, 3.28%,
   2/1/42, (Mandatory Put
   2/2/15 @ 100) (a)                     1,000            950
Mesa Street and Highway, FGIC, 6.25%,
   7/1/12                                1,000          1,118
Mesa Street and Highway, FGIC, 6.25%,
   7/1/13, (Prerefunded 7/1/11 @ 100)    1,000          1,107
Pima County Industrial Development
   Authority, Series A, 5.13%, 7/1/15    1,250          1,242
Tucson Street and Highway, Series
   1994-E, FGIC, 6.75%, 7/1/13           2,000          2,319
                                                  ------------
                                                        8,903
                                                  ------------

ARKANSAS (0.8%)
University of Arkansas, UAMS Campus,
   FGIC, 5.00%, 3/1/16                   1,000          1,083
                                                  ------------

CALIFORNIA (2.7%)
California State Department of Water
   Resources, Central Valley Project,
   Series AE, W/I, 5.00%, 12/1/22,
   (Callable 6/1/18 @ 100)                 500            533
Chaffey Community College District,
   Series C, GO, MBIA, 5.42%, 6/1/16 **    750            532
City of San Jose, Series A, AMBAC,
   AMT, 5.00%, 3/1/14                    1,000          1,048
City of San Jose, Series A, AMBAC,
   AMT, 5.00%, 3/1/15                      500            523
La Canada Unified School District,
   Series A, GO, MBIA, 5.50%, 8/1/24,
   (Callable 8/1/14 @ 100)                 375            399


                          Continued


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS, CONTINUED
CALIFORNIA, CONTINUED
Placentia-Yorba Linda Unified School
   District, Series B, GO, FGIC, 5.38%,
   8/1/22, (Callable 8/1/14 @ 100)       $ 675          $ 711
                                                  ------------
                                                        3,746
                                                  ------------

COLORADO (2.0%)
El Paso County School District No.
   38, GO, 6.38%, 12/1/18, (Prerefunded
   12/1/10 @ 100)                        1,005          1,103
Summit County School District No.
   Re001, GO, FSA, 5.75%, 12/1/12,
   (Callable 12/1/11 @ 100)              1,465          1,604
                                                  ------------
                                                        2,707
                                                  ------------

FLORIDA (0.3%)
City of Pembroke Pines, GO, MBIA,
   4.00%, 9/1/15                           185            189
City of Pembroke Pines, GO, MBIA,
   4.13%, 9/1/16                           250            256
                                                  ------------
                                                          445
                                                  ------------

HAWAII (0.6%)
State of Hawaii Highways, FSA, 5.50%,
   7/1/10                                  765            813
                                                  ------------

ILLINOIS (8.3%)
Chicago Metropolitan Water
   Reclamation District-Greater Chicago
   Capital Improvements, GO, ETM, 5.50%,
   12/1/10                               3,000          3,230
Chicago O'Hare International Airport,
   Series A, FSA, 4.00%, 1/1/15          1,000          1,022
City of Greenville, Greenville
   College Project, 3.45%, 11/1/36,
   (LOC: National City Corp.),
   (Mandatory Put 11/1/08 @ 100) (a)     1,000          1,000
Educational Facilities Authority, The
   Art Institute of Chicago, Series A,
   4.13%, 3/1/30, (Mandatory Put
   3/1/13 @ 100) (a)                     1,000          1,012
Finance Authority, Children's
   Memorial Hospital, Series B, W/I,
   5.50%, 8/15/21, (Callable
   8/15/18 @ 100)                        2,000          2,073
Finance Authority, Children's
   Memorial Hospital, Series B, W/I,
   5.50%, 8/15/23, (Callable
   8/15/18 @ 100)                        1,000          1,025
Finance Authority, Metropolis
   Project, 4.75%, 12/1/10                 200            208
Finance Authority, Metropolis
   Project, 5.00%, 12/1/11                 250            262

                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
Finance Authority, Metropolis
   Project, 5.00%, 12/1/12               $ 275          $ 289
Finance Authority, Metropolis
   Project, 5.00%, 12/1/13                 275            290
Finance Authority, Peoples Gas Light
   & Coke Co., Series A, AMBAC, 4.30%,
   6/1/16 @100) (a)                      1,000            954
                                                  ------------
                                                       11,365
                                                  ------------

INDIANA (8.5%)
Ball State University, Student Fee,
   Series N, FSA, 4.00%, 7/1/15            500            517
Fort Wayne International Airport
   Building Corp., Series B, AMT, XLCA,
   5.00%, 7/1/12                         1,615          1,678
Fort Wayne International Airport
   Building Corp., Series B, AMT, XLCA,
   5.00%, 7/1/13                         1,695          1,765
Health & Educational Facilities
   Financing Authority, Clarian Health
   Obligation Group, Series B, 5.00%,
   2/15/16                                 500            517
Health & Educational Facilities
   Financing Authority, Clarian Health
   Obligation Group, Series B, 5.00%,
   2/15/19, (Callable 2/15/16 @ 100)     1,000          1,010
Local Public Improvement Bond Bank,
   Airport Authority, Series F, AMT,
   AMBAC, 5.00%, 1/1/19, (Callable
   7/1/16 @ 100)                         2,550          2,541
Municipal Power Supply Agency, Series
   B, MBIA, 6.00%, 1/1/13                3,000          3,314
State Finance Authority, Revolving
   Fund Project, Series A, 5.00%, 2/1/15   250            274
                                                  ------------
                                                       11,616
                                                  ------------

IOWA (0.1%)
Iowa State University, Science and
   Technology, 3.75%, 7/1/10               140            143
                                                  ------------

KENTUCKY (1.9%)
Area Development Districts, City of
   Versailles, Series C, CP, ETM, 2.70%,
   12/1/08                                 250            251
Area Development Districts, City of
   Versailles, Series C, CP, ETM, 3.00%,
   12/1/09                                 255            256
Area Development Districts, Lease
   Acquisition, 3.00%, 6/1/09,
   (LOC: Wachovia Corp.)                   470            473
Housing Corp., Series A, AMT, 3.45%,
   1/1/10                                  275            277

                                    Continued

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS, CONTINUED
KENTUCKY, CONTINUED
Kenton County Airport Board, Series
   C, AMT, MBIA, 5.00%, 3/1/10           $ 730          $ 739
Munfordville Industrial Development,
   Louisville Bedding Co. Project, AMT,
   3.10%, 6/1/08, (LOC: JP Morgan, Inc.)   300            300
Munfordville Industrial Development,
   Louisville Bedding Co. Project, AMT,
   3.50%, 6/1/09, (LOC: JP Morgan, Inc.)   310            311
                                                  ------------
                                                        2,607
                                                  ------------

LOUISIANA (1.5%)
City of Baton Rouge, Series A2, FSA,
   4.00%, 8/1/14                           200            208
City of Baton Rouge, Series A2, FSA,
   4.00%, 8/1/16                           200            206
City of Baton Rouge, Series A2, FSA,
   4.00%, 8/1/18                           240            242
Public Facilities Authority,
   Pennington Medical Foundation
   Project, 5.00%, 7/1/16                1,000          1,032
State Citizens Property Insurance
   Corp., Series B, AMBAC, 5.00%,
   6/1/18, (Callable 6/1/16 @ 100)         400            414
                                                  ------------
                                                        2,102
                                                  ------------

MAINE (0.3%)
Maine Municipal Bond Bank, Series B,
   W/I, 4.25%, 11/1/19, (Callable
   11/1/18 @ 100)                          450            460
                                                  ------------

MICHIGAN (13.2%)
Detroit Water Supply System, Series
   A, FSA, 5.00%, 7/1/16                   500            540
Higher Education Facilities
   Authority, Hope College Project,
   4.70%, 10/1/09                          200            200
Higher Education Facilities
   Authority, Hope College Project,
   4.80%, 10/1/10, (Callable
   10/1/09 @ 100)                          590            591
Higher Education Student Loan
   Authority, Series XVII-I, AMT, AMBAC,
   3.95%, 3/1/11                         1,000            992
Kent Hospital Finance Authority,
   Spectrum Health, Series A, 5.50%,
   1/15/13, (Prerefunded 7/15/11 @ 101)    125            136
Montague Public School District, GO,
   Q-SBLF, 5.50%, 5/1/12, (Prerefunded
   11/1/11 @ 100)                          575            626
Montague Public School District, GO,
   Q-SBLF, 5.50%, 5/1/12, (Callable
   11/1/11 @ 100)                          430            465

                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Building Authority, Facilities
   Program, Series I, AMBAC, 5.00%,
   10/15/29, (Mandatory Put
   10/15/11 @ 100) (a)                 $ 1,500        $ 1,596
State Building Authority, Police
   Communications, ETM, 5.50%, 10/1/12     350            383
State Hospital Finance Authority,
   Crittenton Hospital, Series A, 4.35%,
   3/1/09                                  500            507
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.00%,
   11/15/15                                500            528
State Hospital Finance Authority,
   Henry Ford Health System, Series A,
   5.00%, 11/15/18, (Callable
   11/15/16 @ 100)                         500            516
State Hospital Finance Authority,
   Holland Community Hospital, Series A,
   5.00%, 1/1/15, (Callable 1/1/14 @ 100)  505            526
State Hospital Finance Authority,
   Marquette General Hospital, Series A,
   5.00%, 5/15/13                        1,505          1,510
State Hospital Finance Authority,
   Oakwood Healthcare System, Series A,
   5.00%, 7/15/15                          500            518
State Housing Development Authority,
   Series A, AMT, 3.95%, 12/1/12           660            660
State Housing Development Authority,
   Multi-Family, Series A, AMT, GNMA,
   4.15%, 4/20/11                          320            321
State Housing Development Authority,
   Multi-Family, Series A, AMT, GNMA,
   4.40%, 4/20/13                          175            177
State of Michigan, Grant Antic
   Buildings, FSA, 4.50%, 9/15/15          500            528
State of Michigan, Grant Antic
   Buildings, FSA, 5.25%, 9/15/18,
   (Callable 9/15/17 @ 100)                500            553
State of Michigan, Trunk Line, Series
   A, 5.25%, 11/1/13                       600            660
Strategic Fund, International
   Project, 4.75%, 8/1/11 (c)            2,240          2,342
Strategic Fund, International
   Project, 5.00%, 8/1/13                  820            874
Strategic Fund, Solid Waste
   Management Project, AMT, 4.63%,
   12/1/12                               1,000            983
Wyandotte Electric, Series A, AMT,
   MBIA, 5.00%, 10/1/13                    600            638
Wyandotte Electric, Series A, AMT,
   MBIA, 4.50%, 10/1/14                    600            623
                                                  ------------
                                                       17,993
                                                  ------------

                                    Continued

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS, CONTINUED
MINNESOTA (3.2%)
Housing Finance Agency, Series A,
   AMT, 3.40%, 7/1/12 (a)              $ 1,315        $ 1,276
Housing Finance Agency, Series F,
   AMT, 4.55%, 7/1/12, (Callable
   7/1/11 @ 100)                         1,130          1,140
St. Paul Housing & Redevelopment
   Authority, Smith Avenue Transit
   Center, 3.50%, 6/1/12, (Callable
   6/1/10 @ 100)                         2,000          2,005
                                                  ------------
                                                        4,421
                                                  ------------

MISSOURI (2.5%)
City of Brentwood, Brentwood Square
   Project, 4.13%, 5/1/11                  245            246
Missouri State Highways & Transit
   Commission, 4.00%, 5/1/15               425            439
Missouri State Highways & Transit
   Commission, 4.25%, 5/1/16               525            550
Missouri State Highways & Transit
   Commission, 4.25%, 5/1/17             1,030          1,074
Missouri State Highways & Transit
   Commission, 4.50%, 5/1/17             1,070          1,136
                                                  ------------
                                                        3,445
                                                  ------------

NEBRASKA (0.7%)
Investment Finance Authority, Single
   Family Housing, Series C, AMT, 3.75%,
   9/1/11                                  220            220
Investment Finance Authority, Single
   Family Housing, Series C, AMT, 3.85%,
   3/1/12                                  130            129
Investment Finance Authority, Single
   Family Mortgage, Series D, AMT,
   GNMA-FNMA-FHLMC, 4.10%, 9/1/10          240            240
Investment Finance Authority, Single
   Family Mortgage, Series D, AMT,
   GNMA-FNMA-FHLMC, 4.25%, 9/1/11          340            341
                                                  ------------
                                                          930
                                                  ------------

NEVADA (1.1%)
County of Clark, GO, FSA, 4.50%,
   6/1/17, (Callable 6/1/16 @ 100)       1,325          1,395
Douglas County, Solid Waste Disposal,
   GO, AMT, MBIA, 3.75%, 12/1/09           100            101
                                                  ------------
                                                        1,496
                                                  ------------

NEW JERSEY (2.1%)
State Turnpike Authority, Series A,
   ETM, MBIA, 6.00%, 1/1/13              1,925          2,170
State Turnpike Authority, Series A,
   MBIA, 6.00%, 1/1/13                     575            637
                                                  ------------
                                                        2,807
                                                  ------------

                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS, CONTINUED
NEW MEXICO (3.8%)
County of Bernalillo, 5.25%, 4/1/27      $ 500          $ 537
Mortgage Finance Authority, Single
   Family Mortgage, Series A2, Class I,
   AMT, GNMA-FNMA-FHLMC, 3.90%, 1/1/19,
   (Callable 1/1/16 @ 100)                 320            317
Mortgage Finance Authority, Single
   Family Mortgage, Class I, AMT,
   GNMA-FNMA-FHLMC, 4.05%, 7/1/26,
   (Callable 7/1/15 @ 100)                 620            617
Mortgage Finance Authority, Single
   Family Mortgage, Series A2, Class I,
   AMT, GNMA-FNMA-FHLMC, 4.40%, 1/1/27,
   (Callable 1/1/16 @ 100)               2,000          1,971
Mortgage Finance Authority, Single
   Family Mortgage, Series A, AMT,
   GNMA-FNMA-FHLMC, 5.50%, 7/1/36,
   (Callable 1/1/15 @ 102) (a)             740            759
Taos County, Educational
   Improvements, ETM, 3.88%, 10/1/11       565            584
University of New Mexico, System
   Implements, Series A, FSA, 5.00%,
   6/1/21, (Callable 6/1/17 @ 100)         365            386
                                                  ------------
                                                        5,171
                                                  ------------

NEW YORK (1.4%)
City of New York, Series E, GO,
   5.00%, 8/1/16                           750            813
New York State Thruway Authority,
   Series A, 5.00%, 4/1/21, (Callable
   4/1/18 @ 100)                           500            533
New York State Thruway Authority,
   Series A, 5.00%, 4/1/22, (Callable
   4/1/18 @ 100)                           500            530
                                                  ------------
                                                        1,876
                                                  ------------

OHIO (4.2%)
Berea, GO, 5.13%, 12/1/13                  785            827
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)                915            995
Housing Finance Agency, Residential
   Mortgage, Series C, AMT, GNMA-FNMA,
   3.55%, 3/1/10                           990            996
Housing Finance Agency, Residential
   Mortgage, Series C, AMT, GNMA-FNMA,
   3.70%, 3/1/11                           995            993
Housing Finance Agency, Residential
   Mortgage, Series C, AMT, GNMA-FNMA,
   4.00%, 3/1/14                           500            494
State Economic Enterprise, Series 3,
   AMT, 4.08%, 6/1/13                      435            443

                                    Continued

                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
State of Ohio, Series 2007 1, FSA,
   4.00%, 6/15/14                      $ 1,000        $ 1,041
                                                  ------------
                                                        5,789
                                                  ------------

OKLAHOMA (0.3%)
Housing Finance Agency, Single Family
   Housing, Home Ownership Loan Program,
   Series B, AMT, GNMA-FNMA-FHLMC,
   4.25%, 9/1/25, (Callable 9/1/15 @ 100)  445            441
                                                  ------------

OREGON (1.5%)
State Department of Transportation,
   Series A, 5.25%, 11/15/16,
   (Prerefunded 11/15/14 @ 100)          1,775          1,989
                                                  ------------

PENNSYLVANIA (2.9%)
Allegheny County Airport Authority,
   AMT, FGIC, 5.00%, 1/1/16              1,000            999
Allegheny County Hospital Development
   Authority, University of Pittsburgh
   Medical Center, Series A, 5.00%,
   9/1/17                                1,000          1,051
Higher Educational Facilties
   Authority, Widener University, 3.60%,
   7/15/11                                 250            250
Higher Educational Facilties
   Authority, Widener University, 3.75%,
   7/15/12                                 405            405
Lehigh Northampton Airport Authority,
   Series A, AMT, MBIA, 5.00%, 1/1/19,
   (Callable 1/1/15 @ 100)               1,175          1,198
                                                  ------------
                                                        3,903
                                                  ------------

PUERTO RICO (3.3%)
Commonwealth of Puerto Rico, Series
   A, GO, 5.25%, 7/1/22, (Callable
   7/1/16 @ 100)                         1,000          1,006
Commonwealth of Puerto Rico, Series
   A, GO, 5.00%, 7/1/30, (Mandatory Put
   7/1/12 @ 100) (a)                     2,000          2,025
Government Development Bank, Series
   C, AMT, 5.25%, 1/1/15                 1,500          1,541
                                                  ------------
                                                        4,572
                                                  ------------

SOUTH CAROLINA (0.7%)
Anderson County School District No.
   2, GO, 6.00%, 3/1/13                    890            955
                                                  ------------

TENNESSEE (2.7%)
Housing Development Agency, Series A,
   4.00%, 7/1/10                         1,100          1,108


                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL BONDS, CONTINUED
TENNESSEE, CONTINUED
Metropolitan Nashville Airport
   Authority, Series C, AMT, FGIC,
   5.38%, 7/1/14,
   (Callable 7/1/08 @ 102)             $ 2,570        $ 2,625
                                                  ------------
                                                        3,733
                                                  ------------

TEXAS (4.0%)
Dallas-Fort Worth International
   Airport Facilities Improvement Corp.,
   Series A, AMT, XLCA, 5.00%, 11/1/15,
   (Callable 11/1/09 @ 100)              2,000          2,008
North Texas Tollway Authority, Series
   A, 6.00%, 1/1/23, (Callable
   4/1/18 @ 100)                         1,000          1,085
Spring Independent School District,
   Series A, GO, PSF, 5.00%, 8/15/16     1,000          1,101
Texas Municipal Power Agency, AMBAC,
   4.00%, 9/1/12, (Callable
   5/30/08 @ 100)                          500            500
White Settlement Independent School
   District, GO, PSF, 4.50%, 8/15/15 **  1,000            753
                                                  ------------
                                                        5,447
                                                  ------------

VIRGINIA (1.6%)
City of Richmond, GO, FGIC, 5.38%,
   7/15/13, (Prerefunded 7/15/11 @ 101)  2,000          2,182
                                                  ------------

WASHINGTON (3.9%)
Grant County Public Utility District
   No. 2 Priest Rapids, Series H, FSA,
   5.00%, 1/1/11 (c)                     2,485          2,626
King County School District No. 415
   Kent, Series A, GO, 5.55%, 12/1/11    2,000          2,178
Yakima County, GO, AMBAC, 5.25%,
   12/1/16, (Callable 12/1/12 @ 100)       425            453
                                                  ------------
                                                        5,257
                                                  ------------

TOTAL MUNICIPAL BONDS                                 127,854
                                                  ------------

MUNICIPAL DEMAND NOTES (1.7%)
ILLINOIS (0.4%)
Lake Zurich Rose Road LLC Project,
   AMT, 8.50%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (d)                           610            610
                                                  ------------

MICHIGAN (1.3%)
Michigan Technical University, Series
   A, AMBAC, 5.50%, 5/7/08 (a) (d)       1,000          1,000


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------
MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Blair Equipment Co.
   Project, AMT, 3.60%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (d)                 $ 700          $ 700
                                                  ------------
                                                        1,700
                                                  ------------

TOTAL MUNICIPAL DEMAND NOTES                            2,310
                                                  ------------

                                       SHARES
                                    -----------
MONEY MARKETS (2.9%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (b)                           111             --#
Dreyfus Tax Exempt Cash
   Management (b)                    3,828,655          3,829
Goldman Sachs Financial Square
   Tax-Free Money Market Fund (b)       68,498             68
Merrill Lynch Institutional
   Tax-Exempt Fund (b)                      81             --#
                                                  ------------

TOTAL MONEY MARKETS                                     3,897
                                                  ------------

TOTAL INVESTMENTS (COST $131,456) - 98.1%             134,061

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%            2,558
                                                  ------------

NET ASSETS - 100.0%                                  $136,619
                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.
#    Amount is less than $500.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.
(b)  Investment is in Institutional Shares of underlying fund/portfolio.
(c) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.
(d)  Maturity date is next rate reset date.

The following abbreviations are used in the Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
CIFG - CDC IXIX Financial Guaranty Services, Inc.
CP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance co.
FHLMC - Federal Home Loan Mortgage Corporation


                          Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------

Abbreviations used in the Schedule of Investments, Continued

FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
PSF - Public School Fund
Q-SBLF - Qualified School Bond Loan Fund
W/I - When Issued
XLCA - XL Capital Assurance

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:

Airport                                                 10.0%
Bond Bank                                                1.9%
Cash & Cash Equivalents                                  2.8%
Development                                              6.1%
Education                                                0.9%
Facilities                                               2.2%
General                                                  5.3%
General Obligation                                      13.1%
Higher Education                                         5.2%
Housing                                                  6.1%
Medical                                                  8.6%
Multifamily Housing                                      0.4%
Municipal                                                1.9%
Pollution                                                0.7%
Power                                                    5.6%
School District                                          7.2%
Single Family Housing                                    4.2%
Student Loan                                             0.7%
Transportation                                          11.8%
U.S. Municipals                                          2.3%
Utilities                                                0.7%
Water                                                    0.4%

                     See notes to schedules of investments.

OHIO MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                     ------------  ------------

MUNICIPAL BONDS (95.6%)
CALIFORNIA (0.6%)
California State Department of Water
   Resources, Central Valley Project,
   Series AE, W/I, 5.00%, 12/1/22,
   (Callable 6/1/18 @ 100)                 $ 500         $ 533
                                                   ------------

COLORADO (1.9%)
Denver City & County Airport System,
   Series A, FGIC, 5.00%, 11/15/19,
   (Callable 11/15/16 @ 100)               1,765         1,818
                                                   ------------

MICHIGAN (0.5%)
Calumet Laurium & Keweenah Public
   Schools, GO, FSA, Q-SBLF, 4.00%,
   5/1/15                                    460           483
                                                   ------------

NEW MEXICO (0.6%)
County of Bernalillo, 5.25%, 4/1/27          500           537
                                                   ------------

OHIO (87.1%)
Akron Bath Copley Joint Township
   Hospital District, Akron General
   Health System, Series A, 5.00%, 1/1/14    200           208
Akron Bath Copley Joint Township
   Hospital District, Akron General
   Health System, Series A, 5.00%, 1/1/15    320           333
Akron Bath Copley Joint Township
   Hospital District, Summa Health
   System, Series A, RADIAN, 5.25%,
   11/15/14 @ 100) (c)                     1,000         1,062
American Municipal Power-Ohio, Inc.,
   AMBAC, 5.25%, 1/1/11                    1,825         1,935
Beavercreek Local School District,
   GO, FGIC, 6.60%, 12/1/15                1,500         1,739
Cincinnati City School District,
   Classroom Construction and
   Improvements, GO, FGIC, 5.00%,
   12/1/2017                               1,000         1,095
Cincinnati City School District,
   Classroom Facilities Construction and
   Improvements, GO, FSA, 5.25%,
   12/1/14, (Prerefunded
   12/1/13 @ 100) (c)                      1,500         1,664
City of Cleveland, GO, AMBAC, 5.25%,
   12/1/17, (Callable 12/1/14 @ 100)       1,125         1,224
City of Columbus Sewer Revenue,
   Series A, 5.00%, 6/1/23, (Callable
   12/1/17 @ 100)                          1,000         1,058
City of North Olmsted, GO, AMBAC,
   6.20%, 12/1/11                          3,000         3,187
City of Olentangy Local School
   District, GO, FSA, 5.00%, 12/1/22       2,000         2,104

                                    Continued


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)            $ 2,000        $ 2,174
County of Cuyahoga Jail Facilities,
   GO, MBIA-IBC, 5.25%, 10/1/13          3,000          3,180
County of Erie Hospital Facilities,
   Firelands Regional Medical Center,
   Series A, 5.00%, 8/15/08                400            402
County of Erie Hospital Facilities,
   Firelands Regional Medical Center,
   Series A, 5.50%, 8/15/12                250            263
County of Hamilton Hospital
   Facilities, Cincinnati Children's
   Hospital, Series J, FGIC, 4.50%,
   5/15/14                               1,510          1,536
County of Lucas, GO, AMBAC-TCRS,
   6.65%, 12/1/12, (Callable
   6/1/08 @ 100)                           100            100
Dayton-Montgomery County Port
   Authority, Series A, AMT, 4.75%,
   11/15/15                                570            577
Dayton-Montgomery County Port
   Authority, Parking Garage Project,
   Series A, 5.00%, 11/15/17, (Callable
   5/15/14 @ 100)                          895            907
Franklin County, American Chemical
   Society Project, 5.50%, 10/1/12,
   (Callable 10/1/09 @ 101)              2,270          2,359
Franklin County, Online Computer
   Library Center, 5.00%, 4/15/10        2,270          2,360
Franklin County, Trinity Health
   Credit, Series A, 5.00%, 6/1/13         475            497
Housing Finance Agency, Series A3,
   AMT, 3.95%, 9/1/08                      225            226
Housing Finance Agency, Series A3,
   AMT, 4.35%, 9/1/10                      140            141
Housing Finance Agency, Series A,
   AMT, GNMA, 3.65%, 9/1/11                570            559
Housing Finance Agency, Series A3,
   AMT, 4.55%, 9/1/11                      145            147
Housing Finance Agency, Series A,
   AMT, GNMA, 3.30%, 9/1/30, (Callable
   3/1/13 @ 100)                           610            609
Housing Finance Agency, Series C,
   AMT, GNMA, 4.63%, 9/1/31, (Callable
   1/1/11 @ 100)                           785            777
Housing Finance Agency, Residential
   Mortgage, Series C, AMT, GNMA-FNMA,
   3.90%, 3/1/13                           995            994
Kettering City School District, GO,
   FSA, 4.75%, 12/1/20, (Callable
   6/1/17 @ 100)                         1,860          1,952


                                    Continued

OHIO MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                     ------------  ------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Knox County Hospital Facilities,
   RADIAN, 4.70%, 6/1/08                 $ 1,150       $ 1,151
Miami County Hospital Facilities,
   Upper Valley Medical Center, 5.25%,
   5/15/15                                   500           524
Municipal Electric Generation Agency,
   Joint Venture, AMBAC, 5.00%, 2/15/14    1,885         2,038
Ohio State Higher Educational
   Facility Commission, Denison
   University Project, 5.50%, 11/1/12,
   (Callable 11/1/11 @ 101)                1,000         1,088
Ohio State Higher Educational
   Facility Commission, John Carroll
   University, 5.25%, 11/15/14,
   (Callable 11/15/13 @ 100)               1,435         1,549
Ohio State Higher Educational
   Facility Commission, John Carroll
   University, 5.25%, 11/15/15,
   (Callable 11/15/13 @ 100)               1,490         1,596
Ohio State Higher Educational
   Facility Commission, Xavier
   University Project, CIFG, 5.00%,
   (Prerefunded 5/1/16 @100)               2,010         2,184
Ohio State Higher Educational
   Facility Commission, Xavier
   University Project, CIFG, 5.00%,
   5/1/19, (Prerefunded 5/1/16 @ 100)      3,115         3,285
Ohio State University, Series B,
   5.25%, 6/1/18, (Callable 6/1/13 @ 100)  5,880         6,287
Ohio State Water Development
   Authority, Fresh Water Implements,
   5.00%, 12/1/34, (Prerefunded
   6/1/14 @ 100)                           1,000         1,099
Orrville City School District, School
   Facilities Construction, GO, AMBAC,
   4.50%, 12/1/18, (Callable
   12/1/17 @ 100)                            415           431
Orrville City School District, School
   Facilities Construction, GO, AMBAC,
   5.00%, 12/1/20, (Callable
   12/1/17 @ 100)                            350           369
Orrville City School District, School
   Facilities Construction, GO, AMBAC,
   5.00%, 12/1/22, (Callable
   12/1/17 @ 100)                            500           520
Richland County Hospital Facilities,
   Medcentral Health Systems, 5.00%,
   11/15/15                                  770           792
State Economic Enterprise, Series
   2002-6, AMT, 4.40%, 12/1/12               815           836


                                    Continued


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
State Higher Educational Facility
   Commission, Case Western Reserve
   University, Series D, 6.25%, 7/1/14 $ 6,500        $ 7,279
State of Ohio, Series 2007 1, FSA,
   4.00%, 6/15/14                        1,000          1,041
State of Ohio, Common Schools, GO,
   5.00%, 6/15/13                        1,000          1,087
State of Ohio, Higher Education,
   Series A, GO, 4.25%, 5/1/16           2,310          2,422
State of Ohio, Higher Educational
   Facility Commission, Mount Union
   College Project, 4.75%, 10/1/15         385            410
State of Ohio, Higher Educational
   Facility Commission, Mount Union
   College Project, 4.75%, 10/1/16         300            319
State of Ohio, Higher Educational
   Facility Commission, Mount Union
   College Project, 5.25%, 10/1/21,
   (Callable 10/1/16 @ 100)                980          1,027
State of Ohio, Higher Educational
   Facility Commission, Ohio Northern
   University Project, 3.50%, 5/1/10       475            480
State of Ohio, Higher Educational
   Facility Commission, Ohio Northern
   University Project, 3.88%, 5/1/13       645            653
State of Ohio, Republic Services
   Project, AMT, 4.25%, 4/1/33,
   (Mandatory Put 4/1/14 @ 100) (a)      3,470          3,176
Steubenville Hospital Facilities,
   Trinity Health, 2.78%, 10/1/30 (a)      970            723
Toledo-Lucas County Port Authority,
   Crocker Park Public Improvement
   Project, 5.00%, 12/1/08               1,155          1,170
Toledo-Lucas County Port Authority,
   Crocker Park Public Improvement
   Project, 5.00%, 12/1/09               1,110          1,140
University of Akron, FGIC, 5.50%,
   1/1/20, (Prerefunded 1/1/10 @ 101)    2,015          2,128
University of Cincinnati, University
   Center Project, CP,MBIA, 5.00%, 6/1/10  300            315
                                                  ------------
                                                       82,488
                                                  ------------

PENNSYLVANIA (1.1%)
Allegheny County Hospital Development
   Authority, University of Pittsburgh
   Medical Center, Series A, 5.00%,
   9/1/16                                1,000          1,056
                                                  ------------


                                    Continued

OHIO MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                     ------------  ------------

MUNICIPAL BONDS, CONTINUED
PUERTO RICO (3.2%)
Commonwealth of Puerto Rico, Series
   A, GO, 5.00%, 7/1/30, (Mandatory Put
   7/1/12 @ 100) (a)                     $ 3,000       $ 3,037
                                                   ------------

TEXAS (0.6%)
Spring Independent School District,
   Series A, GO, PSF, 5.00%, 8/15/15         500           549
                                                   ------------

TOTAL MUNICIPAL BONDS                                   90,501
                                                   ------------

MUNICIPAL DEMAND NOTES (2.0%)
ILLINOIS (0.6%)
Finance Authority, Florence Corp.
   Project, AMT, 8.50%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (d)                     615           615
                                                   ------------

OHIO (1.4%)
Air Quality Development Authority,
   Pollution Control, Series C, 2.75%,
   5/1/08, (LOC: Wachovia Corp.) (a) (d)     300           300
Air Quality Development Authority,
   Pollution Control, Series C, AMT,
   2.85%, 5/1/08, (LOC: Wachovia Corp.)
   (a) (d)                                 1,000         1,000
                                                   ------------
                                                         1,300
                                                   ------------

TOTAL MUNICIPAL DEMAND NOTES                             1,915
                                                   ------------

                                        SHARES
                                     ------------
MONEY MARKETS (3.8%)
Dreyfus Tax Exempt Cash Management (b)   527,872           528
Goldman Sachs Financial Square
   Tax-Free Money Market Fund (b)      3,066,166         3,066
                                                   ------------

TOTAL MONEY MARKETS                                      3,594
                                                   ------------

TOTAL INVESTMENTS (COST $95,027) - 101.4%               96,010

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%          (1,290)
                                                   ------------

NET ASSETS - 100.0%                                   $ 94,720
                                                   ============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b)  Investment is in Institutional Shares of underlying fund.

(c) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(d)  Maturity date is next rate reset date.

                                    Continued


The following abbreviations are used in the Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
CIFG - CDC IXIS Financial Guaranty Services, Inc.
CP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
IBC - Bond Certificate
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
PSF - Public School Fund
Q-SBLF - Qualified School Bond Loan Fund
Radian - Radian Guaranty, Inc.
TCRS - Temporary Custodian Receipts
W/I - When Issued

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                                  1.9%
Cash & Cash Equivalents                                  3.8%
Development                                              4.0%
General                                                  6.0%
General Obligation                                      17.3%
Higher Education                                        30.2%
Housing                                                  2.8%
Medical                                                  9.0%
Municipal                                                3.4%
Pollution                                                4.8%
Power                                                    4.2%
School District                                          9.3%
Single Family Housing                                    0.8%
Transportation                                           1.6%
Utilities                                                1.1%
Water                                                    1.2%



                      See notes to schedules of investments

MICHIGAN MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT        VALUE
                                    -----------   -----------

MUNICIPAL BONDS (93.7%)
MICHIGAN (92.5%)
Avondale School District, GO, Q-SBLF,
   5.00%, 5/1/10                         $ 800         $ 838
Calumet Laurium & Keweenah Public
   Schools, GO, FSA, Q-SBLF, 3.75%,
   5/1/13                                  220           228
Calumet Laurium & Keweenah Public
   Schools, GO, FSA, Q-SBLF, 4.00%,
   5/1/14                                  455           478
Canton Charter Township Capital
   Improvements, GO, FSA, 5.00%, 4/1/14    100           109
Chippewa Valley Schools, GO, FSA,
   Q-SBLF, 5.00%, 5/1/14                   500           547
City of Ann Arbor Water Supply
   System, Series Y, MBIA, 5.00%, 2/1/10   880           913
City of Zeeland Water Supply System,
   AMT, 4.00%, 10/1/08                     270           272
City of Zeeland Water Supply System,
   AMT, 4.00%, 10/1/09                     280           282
Clarkston Community Schools, GO,
   FSA-CR, Q-SBLF, 5.25%, 5/1/29,
   (Prerefunded 5/1/13 @ 100)            1,000         1,099
Coldwater Electric, AMT, XLCA, 4.50%,
   8/1/11                                  515           533
Coldwater Electric, AMT, XLCA, 4.50%,
   8/1/13                                  570           590
Detroit, Cobo Hall, MBIA, 5.00%,
   9/30/08                               1,600         1,616
Detroit Sewer Disposal, MBIA, 5.50%,
   7/1/16                                1,500         1,677
Detroit Water Supply System, Series
   A, FSA, 5.00%, 7/1/15                 1,000         1,080
Essexville-Hampton Public Schools,
   GO, FSA, Q-SBLF, 4.00%, 5/1/14          250           263
Fremont Public School District, GO,
   FSA, Q-SBLF, 3.25%, 5/1/13              330           334
Goodrich Area School District, GO,
   FSA, Q-SBLF, 3.50%, 5/1/13              395           402
Grand Rapids & Kent County Joint
   Building Authority, GO, 5.50%, 10/1/09  605           631
Higher Education Facilities
   Authority, Hope College Project,
   4.60%, 10/1/08                          320           320
Higher Education Student Loan
   Authority, Series XII-W, AMT, AMBAC,
   4.60%, 9/1/08                         1,000           998
Higher Education Student Loan
   Authority, Series XII-W, AMT, AMBAC,
   4.75%, 3/1/09                           200           204
Higher Education Student Loan
   Authority, Series XVII-I, AMT, AMBAC,
   3.65%, 3/1/10                         1,000         1,008

                                    Continued


                                      PRINCIPAL
                                        AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Kalamazoo Water Supply System, AMBAC,
   5.00%, 9/1/14                         $ 450          $ 495
Kalamazoo Water Supply System, AMBAC,
   5.00%, 9/1/15                           510            564
Kent Hospital Finance Authority,
   Spectrum Health, Series A, 5.25%,
   1/15/09                               1,075          1,097
Kent Hospital Finance Authority,
   Spectrum Health, Series B, 5.00%,
   7/15/11                                 600            625
Michigan State South Central Power
   Agency, AMBAC, 4.50%, 11/1/11           500            513
Michigan State University, Series A,
   AMBAC, 4.00%, 2/15/12                   450            464
Mount Clemens Community School
   District, GO, Q-SBLF, 5.50%, 5/1/12,
   (Prerefunded 11/1/11 @ 100)           1,075          1,168
Municipal Bond Authority, Government
   Loan Program, Series C, 5.00%,
   5/1/10 (c)                            1,000          1,045
Municipal Bond Authority, State Clean
   Water Revolving Fund, 5.00%, 10/1/13  1,000          1,091
Ovid Elsie Area Schools, GO, FSA,
   Q-SBLF, 4.00%, 5/1/15                   525            551
Portage Public Schools, Building and
   Site, GO, FSA, 3.25%, 5/1/13            250            251
South Lyon Community Schools, Series
   II, GO, MBIA, 5.25%, 5/1/18,
   (Prerefunded 5/1/14 @ 100)              675            748
State Building Authority, Facilities
   Program, Series I, AMBAC, 5.00%,
   10/15/29, (Mandatory Put
   10/15/11 @ 100) (a)                   1,000          1,064
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.00%,
   11/15/12                                250            263
State Hospital Finance Authority,
   Henry Ford Health System, Series A,
   5.00%, 11/15/14                         250            262
State Hospital Finance Authority,
   Holland Community Hospital, Series A,
   4.15%, 1/1/12                           450            455
State Hospital Finance Authority,
   Marquette General Hospital, Series A,
   5.00%, 5/15/10                          905            911
State Hospital Finance Authority,
   McLaren Health Care, Series C, 4.00%,
   8/1/08                                  405            407
State Hospital Finance Authority,
   Oakwood Healthcare System, Series A,
   5.00%, 7/15/11                          530            548

                                    Continued

MICHIGAN MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT        VALUE
                                    -----------   -----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Housing Development Authority,
   Parkway Meadows Project, FSA, 3.50%,
   10/15/09                              $ 710         $ 721
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.00%, 4/1/12                           145           145
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.00%, 10/1/12                          195           195
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.05%, 4/1/13                           100           100
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.05%, 10/1/13                          210           210
State Housing Development Authority,
   Rental Housing, Series D, AMT, 3.75%,
   10/1/11                                 500           496
State of Michigan, Series A, CP,
   MBIA, 5.00%, 9/1/31, (Mandatory Put
   9/1/11 @ 100) (a)                     2,000         2,121
State of Michigan Comprehensive
   Transportation, Series A, FSA, 5.50%,
   5/15/11                                 950         1,025
State of Michigan, Grant Antic
   Buildings, FSA, 4.25%, 9/15/12        1,000         1,037
State of Michigan, Trunk Line, FGIC,
   5.00%, 11/1/10                        1,000         1,056
Strategic Fund, Solid Waste
   Management Project, AMT, 4.63%,
   12/1/12                                 250           246
University of Michigan Hospital,
   5.00%, 12/1/09                          510           530
Warren Consolidated School District,
   GO, FSA, 5.00%, 5/1/16                  750           826
Wayne County Airport Authority, AMT,
   MBIA, 5.00%, 12/1/09                  1,000         1,025
Wayne County Community College, GO,
   FGIC, 5.25%, 7/1/09                   1,000         1,029
Wayne Westland Community Schools, GO,
   FSA, Q-SBLF, 5.00%, 5/1/10 (c)        1,000         1,050
Wyandotte Electric, Series A, AMT,
   MBIA, 4.50%, 10/1/11                    600           624
Wyandotte Electric, Series A, AMT,
   MBIA, 5.00%, 10/1/12                    600           636
                                                  -----------
                                                      40,016
                                                  -----------


                                    Continued


                                     PRINCIPAL
                                       AMOUNT         VALUE
                                    -----------   ------------

MUNICIPAL BONDS, CONTINUED
PUERTO RICO (1.2%)
Government Development Bank, Series
   C, AMT, 5.25%, 1/1/15                 $ 500          $ 514
                                                  ------------

TOTAL MUNICIPAL BONDS                                  40,530
                                                  ------------

MUNICIPAL DEMAND NOTES (2.6%)
IOWA (0.6%)
West Burlington Borghi Oil Hydraulic
   Project, Series B, AMT, 8.50%,
   5/1/08, (LOC: JP Morgan, Inc.) (a) (d)  270            270
                                                  ------------

MICHIGAN (2.0%)
Michigan Technical University, Series
   A, AMBAC, 5.50%, 5/7/08 (a) (d)         850            850
                                                  ------------

TOTAL MUNICIPAL DEMAND NOTES                            1,120
                                                  ------------

                                       SHARES
                                    -----------
MONEY MARKETS (2.6%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (b)                           187             --#
Dreyfus Tax Exempt Cash Management
   (b)                               1,115,784          1,116
Goldman Sachs Financial Square
   Tax-Free Money Market Fund (b)        3,580              4
Merrill Lynch Institutional
   Tax-Exempt Fund (b)                     394             --#
                                                  ------------

TOTAL MONEY MARKETS                                     1,120
                                                  ------------

TOTAL INVESTMENTS (COST $42,271) - 98.9%               42,770

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%              491
                                                  ------------

NET ASSETS - 100.0%                                  $ 43,261
                                                  ============



NOTES TO SCHEDULE OF INVESTMENTS

#    Amount is less than $500.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b)  Investment is in Institutional Shares of underlying fund.

(c) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(d)  Maturity date is next rate reset date.


                                    Continued

MICHIGAN MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-------------------------------------------------------------

The following abbreviations are used in the Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
CR - Custodian Receipt
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
Q-SBLF - Qualified School Bond Loan Fund
XLCA - XL Capital Assurance

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                                 2.4%
Cash & Cash Equivalents                                 2.6%
Development                                             1.8%
Facilities                                              7.7%
General                                                 9.8%
General Obligation                                      2.6%
Higher Education                                        6.2%
Housing                                                 4.3%
Medical                                                11.8%
Pollution                                               0.6%
Power                                                   6.7%
School District                                        20.3%
Student Loan                                            5.1%
Transportation                                          4.8%
Utilities                                               3.9%
Water                                                   8.3%



           See notes to schedules of investments.

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------

                                                PRINCIPAL
                                    AMOUNT        VALUE
                                  ----------  ------------

CORPORATE BONDS (19.0%)
COMMERCIAL BANKS-CENTRAL U.S. (3.8%)
US Bank NA, Series BKNT, 4.40%,
   8/15/08                          $ 8,310       $ 8,294
US Bank NA, 2.78%, 9/3/08            10,000        10,000
US Bank NA, 2.82%, 10/21/08          25,000        25,000
US Bank NA, 2.95%, 4/27/09           15,000        15,000
                                              ------------
                                                   58,294
                                              ------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.1%)
Wachovia Bank NA, Series BKNT, 2.37%,
   7/2/08 (a) (e)                     5,000         4,986
Wachovia Bank NA, Series BKNT, 2.65%,
   7/3/08 (a) (e)                    12,000        12,004
                                              ------------
                                                   16,990
                                              ------------

COSMETICS & TOILETRIES (1.0%)
Procter & Gamble Co.,
   3.50%, 12/15/08                   15,000        15,046
                                              ------------

DIVERSIFIED FINANCIAL SERVICES (1.5.%)
General Electric Capital Corp.,
   Series MTNA, 2.94%, 5/22/08
   (a) (e)                            5,000         5,000
General Electric Capital Corp.,
   Series MTNA, 3.60%, 10/15/08 (c)   7,500         7,491
General Electric Capital Corp.,
   Series MTNA, 4.00%, 2/17/09        5,000         5,040
General Electric Capital Corp.,
   Series MTNA, 3.13%, 4/1/09         5,000         5,006
                                              ------------
                                                   22,537
                                              ------------

FINANCE-CONSUMER LOANS (0.6%)
HSBC Finance Corp., Series EXL,
   2.76%, 5/6/08 (a) (e)             10,000        10,000
                                              ------------

FINANCE-INVESTMENT BANKER/BROKER
   (3.1%)
Bear Stearns Cos., Inc. (The), Series
   MTN, 2.84%, 5/6/08 (a) (e)        20,000        20,000
Credit Suisse USA, Inc., 3.88%,
   1/15/09                            5,819         5,844
Merrill Lynch & Co., Inc., Series
   MTN, 2.87%, 5/19/08 (a) (e)        8,000         8,000
Morgan Stanley, 2.79%, 5/6/08
   (a) (e)                           15,000        15,000
                                              ------------
                                                   48,844
                                              ------------

INTEGRATED OIL & GAS (1.5%)
BP Capital Markets PLC, 3.04%,
   6/11/08 (a) (e)                   15,000        15,000
Texaco Capital, Inc., 5.50%, 1/15/09  7,500         7,635
                                              ------------
                                                   22,635
                                              ------------

MEDICAL-DRUGS (0.3%)
Abbott Laboratories, 5.38%, 5/15/09   5,000         5,125
                                              ------------

                                    Continued



                                       PRINCIPAL
                                         AMOUNT      VALUE
                                       ---------  ----------

CORPORATE BONDS, CONTINUED
RETAIL (0.5%)
Wal-Mart Stores, Inc., 3.38%, 10/1/08   $ 7,640     $ 7,620
                                                  ----------

SPECIAL PURPOSE ENTITY (1.4%)
Florida Hurricane Catastrophe Fund,
   Series 2006-B, 2.93%, 5/15/08 (a) (e) 10,000       9,962
Florida Hurricane Catastrophe Fund,
   Series 2006-B, 2.93%, 5/15/08,
   (LOC: Dexia Banque SA) (a) (e)        12,000      12,000
                                                  ----------
                                                     21,962
                                                  ----------

SUPER-REGIONAL BANKS-U.S. (4.2%)
Bank One Corp., 6.00%, 8/1/08            13,534      13,568
SunTrust Banks, Inc., 4.00%, 10/15/08     6,190       6,195
Wachovia Corp., 3.63%, 2/17/09            1,707       1,710
Wells Fargo & Co., 2.80%, 5/15/08
   (a) (b) (e)                           25,000      25,000
Wells Fargo & Co., 4.00%, 8/15/08         6,300       6,296
Wells Fargo & Co., 3.13%, 4/1/09         13,207      13,211
                                                  ----------
                                                     65,980
                                                  ----------

TOTAL CORPORATE BONDS                               295,033
                                                  ----------

FOREIGN BONDS (2.8%)
COMMERCIAL BANKS NON-U.S. (1.0%)
BNP Paribas, Series MTN, 4.03%,
   5/13/08 (a) (e)                       15,000      15,000
                                                  ----------

COMMERCIAL BANKS-EASTERN U.S. (1.3%)
Deutsche Bank AG, 2.72%, 5/9/08 (a) (e)   5,000       4,992
Deutsche Bank AG, 2.52%, 5/11/08 (a) (e) 15,000      15,000
                                                  ----------
                                                     19,992
                                                  ----------

SPECIAL PURPOSE ENTITY (0.5%)
Procter & Gamble International
   Funding SCA, 3.14%, 5/19/08 (a) (e)    8,000       8,000
                                                  ----------

TOTAL FOREIGN BONDS                                  42,992
                                                  ----------

U.S. GOVERNMENT AGENCIES (1.5%)
FEDERAL FARM CREDIT BANK (0.1%)
2.82%, 5/15/08                            1,000         999
                                                  ----------

FEDERAL HOME LOAN BANK (1.4%)
5.13%, 5/14/08                              570         570
4.00%, 5/15/08                              500         500
2.93%, 5/20/08 (a) (e)                    8,000       8,000
4.10%, 6/13/08                              810         809
3.38%, 7/21/08                            1,000         997
5.13%, 7/23/08                              550         550


                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------

                                   PRINCIPAL
                                    AMOUNT        VALUE
                                  ----------  ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED
3.88%, 8/22/08 (c)                    $ 790         $ 788
2.90%, 2/27/09                       10,000        10,000
                                              ------------
                                                   22,214
                                              ------------

TOTAL U.S. GOVERNMENT AGENCIES                     23,213
                                              ------------

                                     SHARES
                                  ----------
INVESTMENT COMPANIES (0.1%)
State Street Navigator Securities
   Lending Portfolio (f)          1,882,965         1,883

TOTAL INVESTMENT COMPANIES                          1,883
                                              ------------

                                  PRINCIPAL
                                    AMOUNT
                                  ----------
CERTIFICATES OF DEPOSIT (1.0%)
COMMERCIAL BANKS-CENTRAL U.S. (1.0%)
Bank of Montreal, 2.95%, 8/18/08   $ 15,000        15,000
                                              ------------

TOTAL CERTIFICATES OF DEPOSIT                      15,000
                                              ------------

COMMERCIAL PAPER (37.5%)
COMMERCIAL BANKS NON-U.S. (7.0%)
Bank of Nova Scotia,
   2.74%, 6/17/08 **                 10,000         9,964
Bank of Nova Scotia,
   2.61%, 6/25/08 **                 25,000        24,900
Barclays PLC, 3.10%, 5/5/08 **       15,000        14,995
Barclays PLC, 4.49%, 5/5/08 **       15,000        14,993
Barclays PLC, 3.05%, 5/27/08 **      10,000         9,978
Barclays PLC, 2.78%, 7/16/08 **      15,000        14,912
Toronto Dominion Bank, 2.62%,
   5/29/08 **                        20,000        19,959
                                              ------------
                                                  109,701
                                              ------------

COMPUTERS (2.2%)
IBM Capital, Inc., 2.40%, 6/10/08 ** 19,782        19,729
IBM Capital, Inc., 2.40%, 6/18/08 ** 15,000        14,952
                                              ------------
                                                   34,681
                                              ------------

DIVERSIFIED FINANCIAL SERVICES (5.1%)
General Electric Capital Co., 2.88%,
   6/3/08 **                          5,000         4,987
General Electric Capital Co., 2.67%,
   7/7/08 **                         15,000        14,926
General Electric Capital Co., 2.52%,
   8/6/08 **                         15,000        14,898
General Electric Capital Co., 2.45%,
   9/22/08 **                        15,000        14,853
Rabobank USA Financial Co., 2.66%,
   5/7/08 **                         15,000        14,993
Rabobank USA Financial Co., 2.84%,
   7/18/08 **                        15,000        14,908
                                              ------------
                                                   79,565
                                              ------------

                                    Continued


                                       PRINCIPAL
                                         AMOUNT      VALUE
                                       ---------  ----------

COMMERCIAL PAPER, CONTINUED
FIDUCIARY BANKS (3.2%)
State Street Boston Corp., 2.70%,
   7/14/08 **                          $ 15,000     $14,917
State Street Corp., 2.74%, 5/13/08 **    20,000      19,982
State Street Corp., 2.58%, 6/17/08 **    15,000      14,950
                                                  ----------
                                                     49,849
                                                  ----------

FINANCE-AUTO LOANS (6.5%)
American Honda Finance, 2.20%,
   5/16/08 **                            11,700      11,689
American Honda Finance, 2.20%,
   7/2/08 **                             25,000      24,905
Toyota Motor Credit Co., 2.35%,
   5/19/08 **                            15,000      14,982
Toyota Motor Credit Co., 2.84%,
   6/2/08 **                             15,000      14,962
Toyota Motor Credit Co., 4.32%,
   6/25/08 **                            10,000       9,934
Toyota Motor Credit Co., 2.25%,
   8/29/08 **                            15,000      14,888
Toyota Motor Credit Corp., 2.63%,
   10/21/08 **                           10,000       9,874
                                                  ----------
                                                    101,234
                                                  ----------

FINANCE-INVESTMENT BANKER/BROKER
   (2.6%)
BNP Paribas Financial, Inc., 3.66%,
   6/23/08 **                            15,000      14,919
Citigroup, Inc., 3.08%, 5/6/08 **        10,000       9,997
JPMorgan Chase & Co., 2.99%, 6/6/08 **   15,000      14,955
                                                  ----------
                                                     39,871
                                                  ----------

FINANCE-LEASING COMPANY (1.0%)
International Lease Finance Corp.,
   2.90%, 5/20/08 **                     15,000      14,977
                                                  ----------

FINANCE-OTHER SERVICES (1.9%)
National Rural Utilities, 2.22%,
   5/22/08 **                            30,000      29,961
                                                  ----------

MEDICAL-HOSPITALS (0.3%)
Essentia Health, 2.71%, 6/12/08 **        5,285       5,268
                                                  ----------

MONEY CENTER BANKS (1.0%)
UBS Financial, 4.12%, 5/12/08 **         15,000      14,981
                                                  ----------

OIL COMPANY-INTEGRATED (1.0%)
Total FINA Elf SA, 2.19%, 6/30/08 **     15,000      14,945
                                                  ----------

REGIONAL AUTHORITY (0.6%)
Michigan State Multifamily Housing
   Project, 4.85%, 10/28/08              10,000      10,000
                                                  ----------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------

                                   PRINCIPAL
                                    AMOUNT        VALUE
                                  ----------  ------------

COMMERCIAL PAPER, CONTINUED
SPECIAL PURPOSE BANKS (1.0%)
Dexia Delaware LLC,
   3.08%, 5/21/08 **               $ 15,000      $ 14,974
                                              ------------

SPECIAL PURPOSE ENTITY (2.8%)
AIG Funding, Inc., 3.93%, 6/23/08 ** 10,000         9,942
Nestle Capital Corp., 4.48%,
   5/22/08 ** (b)                     5,000         4,987
Nestle Capital Corp.,
   2.72%, 6/6/08 ** (b)              12,000        11,967
Nestle Capital Corp., 2.35%,
   10/31/08 ** (b)                    7,000         6,916
Societe Generale, 2.82%, 6/9/08 **   10,000         9,970
                                              ------------
                                                   43,782
                                              ------------

SUPER-REGIONAL BANKS-U.S. (1.3%)
Bank of America Corp., 2.75%,
   7/16/08 **                         5,100         5,070
Wells Fargo & Co., 2.29%, 5/1/08 **  15,000        15,000
                                              ------------
                                                   20,070
                                              ------------

TOTAL COMMERCIAL PAPER                            583,859
                                              ------------

DEMAND NOTES (9.1%)
DIVERSIFIED FINANCIAL SERVICES (0.6%)
Harry W. Albright JR, Series 1996,
   3.30%, 5/1/08, (LOC: Bank of America)
   (a) (e)                            5,485         5,485
Woods Group, Series 2007-A, 3.15%,
   5/1/08, (LOC: Regions Bank)
   (a) (b) (e)                        3,975         3,975
                                              ------------
                                                    9,460
                                              ------------

FINANCE-OTHER SERVICES (0.5%)
Lexington Financial Services LLC,
   Series 2001, 2.95%, 5/1/08,
   (LOC: Bank of America) (a) (e)     8,200         8,200
                                              ------------

FINANCIAL (0.5%)
Cornerstone Funding Corp., Series
   2001-C, 2.74%, 5/1/08, (LOC: SunTrust
   Banks, Inc.) (a) (e)               7,625         7,625
                                              ------------

SPECIAL PURPOSE ENTITY (7.5%)
Buckeye Corrugated, Inc., Series
   1997, 3.25%, 5/1/08, (LOC: KeyBank NA)
   (a) (b) (e)                        4,300         4,300
Bybee Foods LLC Taxable Adjustable
   Rate Notes, Series 2006, 3.25%,
   5/1/08, (LOC: KeyBank NA) (a) (e)  1,600         1,600
Capital One Funding Corp., Series
   1996-H, 3.30%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)            660           660
Capital One Funding Corp., Series
   1997-D, 3.30%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)            609           609

                        Continued


                                       PRINCIPAL
                                         AMOUNT      VALUE
                                       ---------  ----------

DEMAND NOTES, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
Capital One Funding Corp., Series
   1999-D, 4.90%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                  $ 885       $ 885
Capital One Funding Corp., Series
   2001-C, 3.30%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                  2,208       2,208
Central Michigan Inns, 3.04%, 5/1/08,
   (LOC: Wachovia Corp.) (a) (e)            960         960
CHF - Elon LLC, Series 2005, 3.10%,
   5/1/08, (LOC: Regions Bank)
   (a) (b) (e)                           19,985      19,985
Clare at Water Tower (The), Series
   2005, 2.90%, 5/1/08, (LOC: Bank of
   America) (a) (e)                      12,500      12,500
Doctors Park LLP, 3.00%, 5/1/08, (LOC:
     U.S. Bancorp) (a) (e)                5,000       5,000
Erickson Foundation, Inc. (The),
   2.90%, 5/2/08, (LOC: FHLB) (a) (e)    15,000      15,000
Fort Bend Church (The), 3.45%,
   5/2/08, (LOC: Regions Bank) (a) (e)    6,200       6,200
Iowa 80 Group, Inc., 3.18%, 6/1/08,
   (LOC: Wells Fargo & Co.) (a) (e)       3,415       3,415
Jackson 2000 LLC, Series 1999, 3.25%,
   5/1/08, (LOC: KeyBank NA) (a) (e)      8,520       8,520
Landmark Medical LLC, Series 2000,
   3.60%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (e)                          6,780       6,780
Lincoln Hills Development Corp.,
   3.15%, 5/1/08, (LOC: Regions Bank)
   (a) (e)                                3,080       3,080
New Belgium Brewing Co., Inc., Series
   2000, 3.00%, 5/1/08, (LOC: Wells Fargo
   & Co.) (a) (e)                         2,250       2,250
PCI Paper Conversions, Inc., Series
   2000, 3.25%, 5/1/08, (LOC: KeyBank NA)
   (a) (e)                                1,065       1,065
Royal Town Center LLC, Series 1997,
   3.25%, 5/1/08, (LOC: FHLB) (a) (b) (e) 5,095       5,095
SDK Cameron LLC, Series 2005, 3.34%,
   5/1/08, (LOC: Comerica Bank)
   (a) (b) (e)                            3,090       3,090
SGS Tool Co., Series 1999, 3.21%,
   5/1/08, (LOC: JP Morgan, Inc.) (a) (e) 3,025       3,025
St. Andrew United Methodist Church,
   2.90%, 5/1/08, (LOC: Wachovia Corp.)
   (a) (e)                               11,135      11,135
                                                  ----------
                                                    117,362
                                                  ----------

TOTAL DEMAND NOTES                                  142,647
                                                  ----------

MUNICIPAL DEMAND NOTES (10.7%)
ALABAMA (.5%)
Albertville Industrial Development
   Board, Mitchell Grocery, 3.15%,
   5/1/08, (LOC: Regions Bank) (a) (e)    7,530       7,530
                                                  ----------

                         Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT        VALUE
                                  ----------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
ALASKA (.3%)
Four Dam Pool Power Agency, Series B,
   2.86%, 5/1/08, (LOC: Dexia Banque SA)
   (a) (e)                          $ 4,050       $ 4,050
                                              ------------

CALIFORNIA (2.5%)
County of Riverside, CP, 2.95%,
   5/7/08, (LOC: State Street Corp.)
   (a) (e)                            6,500         6,500
County of Sacramento, 2.95%, 5/7/08,
   (LOC: Bayerische Landesbank)
   (a) (e)                           32,430        32,430
                                              ------------
                                                   38,930
                                              ------------

COLORADO (.1%)
Pueblo Housing Authority, 3.00%,
   5/1/08, (LOC: Wells Fargo & Co.
   (a) (b) (e)                        1,620         1,620
                                              ------------

DELAWARE (.2%)
Revenue Bond Certificate Series Trust
   Various States, 3.15%, 5/1/08,
   (LOC: AIG) (a) (b) (e)             3,635         3,635
                                              ------------

FLORIDA (.6%)
County of Washington, Series B,
   3.15%, 5/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (e)                      2,800         2,800
Florida Development Finance Corp.,
   Royal Enterprise Building Fund,
   Series B, 3.15%, 5/1/08, (LOC: Regions
   Bank) (a) (b) (e)                  7,200         7,200
                                              ------------
                                                   10,000
                                              ------------

GEORGIA (1.1%)
Columbus Development Authority,
   Litho-Krome Co. Project, 2.93%,
   5/1/08, (LOC: Bank of America)
   (a) (e)                           10,125        10,125
Mc Duffie County Development
   Authority, Thomson Plastics, Inc.,
   3.15%, 5/1/08,
   (LOC: Regions Bank) (a) (e)        6,505         6,505
                                              ------------
                                                   16,630
                                              ------------

ILLINOIS (.7%)
Finance Authority, Fairview, Series
   D, 2.90%, 5/1/08, (LOC: Bank of
   America) (a) (e)                   4,455         4,455
Finance Authority, Franciscan
   Communities, Series B,
   2.90%, 5/1/08,
   (LOC: Bank of America) (a) (e)     5,955         5,955
                                              ------------
                                                   10,410
                                              ------------


INDIANA (.1%)
State Finance Authority, Series B,
   3.00%, 5/1/08, (LOC: Bank of America)
   (a) (e)                            2,150         2,150
                                              ------------

                        Continued


                                       PRINCIPAL
                                         AMOUNT      VALUE
                                       ---------  ----------

MUNICIPAL DEMAND NOTES, CONTINUED
IOWA (.4%)
Dallas County Industrial Development,
   Sioux City Brick and Tile, Series B,
   3.60%, 5/1/08, (LOC: U.S. Bancorp)
   (a) (e)                              $ 6,305     $ 6,305
                                                  ----------

MISSISSIPPI (.1%)
Mississippi Business Finance Corp.,
   CPX Gulfport ES OPAG LLC, Series B,
   2.97%, 5/1/08, (LOC: Wachovia Corp.)
   (a) (e)                                2,095       2,095
                                                  ----------

NEW YORK (.8%)
New York City Housing Development
   Corp., Multi-Family Housing, Chelsea
   Centro, Series A, 3.00%, 5/7/08,
   (LOC: Bayerische Landesbank) (a) (e)  11,985      11,985
                                                  ----------

NORTH CAROLINA (.9%)
Roman Catholic Diocese of Raleigh,
   2.95%, 5/1/08, (LOC: Bank of America)
   (a) (e)                               13,495      13,495
                                                  ----------

OHIO (0.8%)
Cleveland-Cuyahoga County Port
   Authority, Science Park LLC, Series
   B, 3.20%, 5/1/08, (LOC: KeyBank NA)
   (a) (e)                               12,700      12,700
                                                  ----------

UTAH (0.1%)
Housing Corp., Multi-Family Housing,
   Todd Apartments, Series B, 3.15%,
   5/1/08, (LOC: AIG) (a) (e)             2,061       2,061
                                                  ----------

VIRGINIA (.4%)
Alexandria Industrial Development
   Authority, Series A, 3.05%, 5/7/08,
   (LOC: SunTrust Banks, Inc.) (a) (e)    5,950       5,950
                                                  ----------

WASHINGTON (1.1%)
State Housing Finance Commission,
   Eaglepointe Apartments, Series B,
   3.15%, 5/1/08, (LOC: AIG) (a) (e)      1,610       1,610
State Housing Finance Commission,
   Monticello Park Project, 2.89%,
   5/1/08, (LOC: FNMA) (a) (e)            3,680       3,680
State Housing Finance Commission,
   Skyline At First, Series D, 2.90%,
   5/1/08, (LOC: Bank of America)
   (a) (e)                               11,100      11,100
                                                  ----------
                                                     16,390
                                                  ----------

TOTAL MUNICIPAL DEMAND NOTES                        165,936
                                                  ----------



                         Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------


                                          SHARES        VALUE
                                        ----------  ------------

MONEY MARKETS (9.1%)
AIM STIT Liquid Assets Portfolio (d)    71,658,589     $ 71,659
Goldman Sachs Financial Square Funds
   - Prime Obligations Fund (d)         70,462,467       70,462
                                                    ------------
                                                        142,121
                                                    ------------

TOTAL MONEY MARKETS                                     142,121
                                                    ------------


                                     PRINCIPAL
                                       AMOUNT
                                  -----------------
REPURCHASE AGREEMENTS (9.9%)
Deutsche Bank, 1.97%, dated 4/30/08,
   due 5/1/08, (Proceeds at maturity,
   $145,008, Collateralized by various
   U.S. Government Agency Securities,
   0.00%-4.88%, 7/6/08-5/15/23, value
   $146,822)                             $ 145,000      145,000
UBS Investment Bank, 1.95%, dated
   4/30/08, due 5/1/08, (Proceeds at
   maturity, $9,254, Collateralized by
   Federal Farm Credit Bank,
   2.10%, 4/1/10, value $9,440)              9,253        9,253
                                                     -----------
                                                        154,253
                                                     -----------

TOTAL REPURCHASE AGREEMENTS                             154,253
                                                     -----------


TOTAL INVESTMENTS (COST $1,566,937)+ - 100.7%         1,566,937

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%          (11,504)
                                                     -----------

NET ASSETS - 100.0%                                  $1,555,433
                                                     ===========


NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or part of this security was on loan.

(d)  Investment is in Institutional Shares of underlying fund / portfolio.

(e)  Maturity date is next rate reset date.

(f) Represents investments of cash collateral received in connection with securities lending.



                                    Continued

The following abbreviations are used in the Schedule of Investments:
CP - Certificate of Participation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
LOC - Letter of Credit



                     See notes to schedules of investments.

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT         VALUE
                                     ------------  ------------

CORPORATE BONDS (17.1%)
COMMERCIAL BANKS-CENTRAL U.S. (3.2%)
M&I Marshall & Ilsley Bank, Series
   BK, 2.89%, 5/27/08 (a) (e)            $ 5,000       $ 4,996
US Bank NA, Series BKNT, 4.40%,
   8/15/08                                12,957        12,945
US Bank NA, 2.78%, 9/3/08                 25,000        25,000
US Bank NA, 2.82%, 10/21/08               25,000        25,000
US Bank NA, 2.95%, 4/27/09                20,000        20,000
                                                   ------------
                                                        87,941
                                                   ------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.5%)
Wachovia Bank NA, Series BKNT, 2.37%,
   7/2/08 (a) (e)                         15,000        14,957
Wachovia Bank NA, Series BKNT, 2.65%,
   7/3/08 (a) (e)                         17,000        17,005
Wachovia Bank NA, Series BKNT, 2.99%,
   7/25/08 (a) (e)                        10,000         9,995
                                                   ------------
                                                        41,957
                                                   ------------

COSMETICS & TOILETRIES (0.9%)
Procter & Gamble Co., 3.50%,
   12/15/08 (c)                           25,000        25,076
                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (1.4%)
General Electric Capital Corp.,
   Series MTN, 3.50%, 5/1/08 (c)           3,750         3,750
General Electric Capital Corp.,
   Series MTNA, 3.12%, 5/19/08 (a) (e)    10,000        10,000
General Electric Capital Corp.,
   Series MTNA, 2.94%, 5/22/08 (a) (e)     5,000         5,000
General Electric Capital Corp.,
   Series MTNA, 3.60%, 10/15/08           11,000        10,951
General Electric Capital Corp.,
   Series MTNA, 4.00%, 2/17/09             5,000         5,040
General Electric Capital Corp.,
   Series MTNA, 3.13%, 4/1/09              5,000         5,006
                                                   ------------
                                                        39,747
                                                   ------------

FIDUCIARY BANKS (0.8%)
Bank of New York Mellon Corp. (The),
   Series MTN, 2.78%, 6/16/08 (a) (e)     20,800        20,808
                                                   ------------

FINANCE-CONSUMER LOANS (0.5%)
HSBC Finance Corp., Series EXL,
   2.76%, 5/6/08 (a) (e)                  15,000        15,000
                                                   ------------

FINANCE-INVESTMENT BANKER/BROKER
   (3.0%)
Bear Stearns Cos., Inc. (The), Series
   MTN, 2.84%, 5/6/08 (a) (e)             16,000        16,000



                                    Continued


                                       PRINCIPAL
                                         AMOUNT        VALUE
                                     ------------ ------------
CORPORATE BONDS, CONTINUED
FINANCE-INVESTMENT BANKER/BROKER,
   CONTINUED
Credit Suisse USA, Inc., Series 1,
   3.19%, 6/2/08 (a) (e)                $ 27,000     $ 27,011
Credit Suisse USA, Inc., 3.21%,
   6/9/08 (a) (e)                          9,000        9,005
Credit Suisse USA, Inc., 3.88%,
   1/15/09                                13,000       13,055
Merrill Lynch & Co., Inc., Series
   MTN, 2.87%, 5/19/08 (a) (e)            18,000       18,000
                                                  ------------
                                                       83,071
                                                  ------------

INTEGRATED OIL & GAS (1.6%)
BP Capital Markets PLC, 3.04%,
   6/11/08 (a) (e)                        35,000       35,000
Texaco Capital, Inc., 5.50%, 1/15/09       9,865       10,039
                                                  ------------
                                                       45,039
                                                  ------------

MEDICAL-DRUGS (0.2%)
Abbott Laboratories, 5.38%, 5/15/09        5,000        5,101
                                                  ------------

RETAIL (0.5%)
Wal-Mart Stores, Inc., 3.38%, 10/1/08     15,000       14,925
                                                  ------------

SPECIAL PURPOSE ENTITY (1.4%)
Florida Hurricane Catastrophe Fund,
   Series 2006-B, 2.93%, 5/15/08 (a) (e)  20,000       19,925
Florida Hurricane Catastrophe Fund,
   Series 2006-B, 2.93%, 5/15/08,
   (LOC: Dexia Banque SA) (a) (e)         20,000       20,000
                                                  ------------
                                                       39,925
                                                  ------------

SUPER-REGIONAL BANKS-U.S. (2.1%)
Bank One Corp., 6.00%, 8/1/08             19,000       19,048
SunTrust Banks, Inc., 4.00%, 10/15/08      8,000        8,006
Wachovia Bank NA, Series BKNT, 4.38%,
   8/15/08                                 8,082        8,067
Wachovia Corp., 3.50%, 8/15/08             4,000        3,981
Wells Fargo & Co., 2.80%, 5/15/08 (a) (b) 10,000       10,000
Wells Fargo & Co., 4.00%, 8/15/08          5,000        4,986
Wells Fargo & Co., 3.13%, 4/1/09           5,000        5,003
                                                  ------------
                                                       59,091
                                                  ------------

TOTAL CORPORATE BONDS                                 477,681
                                                  ------------

FOREIGN BONDS (2.9%)
COMMERCIAL BANKS NON-U.S. (0.9%)
BNP Paribas, Series MTN, 4.03%,
   5/13/08 (a) (e)                        25,000       25,000
                                                  ------------

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------
                                        PRINCIPAL
                                          AMOUNT         VALUE
                                     ---------------  -----------

FOREIGN BONDS, CONTINUED
COMMERCIAL BANKS-EASTERN U.S. (1.4%)
Deutsche Bank AG, 2.72%, 5/9/08 (a) (e)    $ 15,000     $ 14,976
Deutsche Bank AG, 2.52%, 5/11/08 (a) (e)     25,000       25,000
                                                      -----------
                                                          39,976
                                                      -----------

SPECIAL PURPOSE ENTITY (0.6%)
Procter & Gamble International
   Funding SCA, 3.14%, 5/19/08 (a) (e)       17,000       17,000
                                                      -----------

TOTAL FOREIGN BONDS                                       81,976
                                                      -----------

MORTGAGE-BACKED SECURITIES (0.3%)
CMBS OTHER (0.3%)
Freddie Mac, 2.86%, 5/1/08 (a) (e)            7,604        7,604
                                                      -----------

TOTAL MORTGAGE-BACKED SECURITIES                           7,604
                                                      -----------

U.S. GOVERNMENT AGENCIES (0.9%)
FEDERAL HOME LOAN BANK (0.9%)
2.90%, 2/27/09                               25,000       25,000
                                                      -----------

TOTAL U.S. GOVERNMENT AGENCIES                            25,000
                                                      -----------

                                           SHARES
                                     ---------------
INVESTMENT COMPANIES (0.1%)
State Street Navigator Securities
   Lending Portfolio (f)                  2,229,588        2,230
                                                      -----------

TOTAL INVESTMENT COMPANIES                                 2,230
                                                      -----------

                                         PRINCIPAL
                                           AMOUNT
                                     ---------------
CERTIFICATES OF DEPOSIT (1.7%)
COMMERCIAL BANKS-CENTRAL U.S. (1.2%)
Bank of Montreal, 2.95%, 8/18/08           $ 35,000       35,000
                                                      -----------

COMMERCIAL BANKS-SOUTHERN U.S. (0.5%)
Branch Banking & Trust Co., 2.80%,
   10/27/08                                  15,000       15,000
                                                      -----------

TOTAL CERTIFICATES OF DEPOSIT                             50,000
                                                      -----------

COMMERCIAL PAPER (43.2%)
COMMERCIAL BANKS NON-U.S. (7.1%)
Bank of Nova Scotia, 2.78%, 5/28/08 **       25,000       24,948
Bank of Nova Scotia, 2.74%, 6/17/08 **       15,000       14,946
Barclays PLC, 3.10%, 5/5/08 **               25,000       24,991
Barclays PLC, 4.49%, 5/5/08 **               25,000       24,988
Barclays PLC, 2.90%, 5/20/08 **              17,200       17,174
Barclays PLC, 3.05%, 5/27/08 **              25,000       24,945
Barclays PLC, 2.78%, 7/16/08 **              10,000        9,941
National Australia Funding, 2.89%,
   6/3/08 ** (b)                             25,000       24,934

                                    Continued


                                      PRINCIPAL
                                        AMOUNT         VALUE
                                     ------------ --------------
COMMERCIAL PAPER, CONTINUED
COMMERCIAL BANKS NON-U.S., CONTINUED
Toronto Dominion Bank, 2.62%,
   5/29/08 **                           $ 30,000       $ 29,939
                                                  --------------
                                                        196,806
                                                  --------------

COMPUTERS (1.8%)
IBM Capital, Inc., 2.40%, 6/10/08 **      30,000         29,920
IBM Capital, Inc., 2.40%, 6/18/08 **      20,000         19,936
                                                  --------------
                                                         49,856
                                                  --------------

DIVERSIFIED FINANCIAL SERVICES (5.2%)
General Electric Capital Co., 2.88%,
   6/3/08 **                              25,000         24,934
General Electric Capital Co., 2.67%,
   7/7/08 **                              25,000         24,876
General Electric Capital Co., 2.52%,
   8/6/08 **                              25,000         24,830
General Electric Capital Co., 2.44%,
   9/22/08 **                             15,000         14,854
Rabobank USA Financial Co., 2.66%,
   5/7/08 **                              35,000         34,984
Rabobank USA Financial Co., 2.84%,
   7/18/08 **                             20,000         19,877
                                                  --------------
                                                        144,355
                                                  --------------

FIDUCIARY BANKS (2.5%)
State Street Boston Corp., 2.70%,
   7/14/08 **                             25,000         24,861
State Street Corp., 2.74%, 5/13/08 **     20,000         19,982
State Street Corp., 2.58%, 6/17/08 **     25,000         24,916
                                                  --------------
                                                         69,759
                                                  --------------

FINANCE-AUTO LOANS (5.0%)
American Honda Finance, 2.20%,
   7/2/08 **                              25,000         24,905
Toyota Motor Credit Co., 2.35%,
   5/19/08 **                             25,000         24,971
Toyota Motor Credit Co., 2.84%,
   6/2/08 **                              25,000         24,937
Toyota Motor Credit Co., 4.32%,
   6/25/08 **                             15,000         14,901
Toyota Motor Credit Co., 2.25%,
   8/29/08 **                             25,000         24,812
Toyota Motor Credit Corp., 2.70%,
   10/21/08 **                            25,000         24,676
                                                  --------------
                                                        139,202
                                                  --------------

FINANCE-INVESTMENT BANKER/BROKER
   (6.3%)
BNP Paribas Financial, Inc., 2.44%,
   5/1/08 **                              40,000         40,000
BNP Paribas Financial, Inc., 2.68%,
   5/16/08 **                             25,000         24,972

                           Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT         VALUE
                                     ------------  ------------
COMMERCIAL PAPER, CONTINUED
FINANCE-INVESTMENT BANKER/BROKER,
   CONTINUED
BNP Paribas Financial, Inc., 3.66%,
   6/23/08 **                           $ 25,000      $ 24,865
Citigroup, Inc., 3.08%, 5/6/08 **         25,000        24,989
Citigroup, Inc., 3.07%, 6/20/08 **        25,000        24,894
JPMorgan Chase & Co., 2.99%, 6/6/08 **    35,000        34,895
                                                   ------------
                                                       174,615
                                                   ------------

FINANCE-LEASING COMPANY (0.9%)
International Lease Finance Corp.,
   2.70%, 5/15/08 **                      25,000        24,974
                                                   ------------

FINANCE-OTHER SERVICES (0.7%)
National Rural Utilities, 2.22%,
   5/22/08 **                             20,000        19,974
                                                   ------------

FOOD-MISC/DIVERSIFIED (1.1%)
Nestle Capital Corp., 2.20%, 5/2/08 ** (b)30,000        29,998
                                                   ------------

MEDICAL-HOSPITALS (0.6%)
Essentia Health, 2.93%, 6/10/08 **        18,270        18,211
                                                   ------------

MONEY CENTER BANKS (1.3%)
UBS Financial, 3.15%, 5/12/08 **          11,600        11,589
UBS Financial, 4.12%, 5/12/08 **          25,000        24,968
                                                   ------------
                                                        36,557
                                                   ------------

OIL COMPANY-INTEGRATED (1.9%)
Total FINA Elf SA, 2.19%, 6/30/08 **      35,000        34,872
Total FINA Elf SA, 2.23%, 6/30/08 **      18,175        18,108
                                                   ------------
                                                        52,980
                                                   ------------

REGIONAL AUTHORITY (1.9%)
Michigan State Multifamily Housing
   Project, 4.85%, 10/28/08               25,000        25,000
San Jose International Airport,
   2.70%, 7/7/08 **                       27,950        27,810
                                                   ------------
                                                        52,810
                                                   ------------

RETIREMENT/AGED CARE (1.1%)
BHS Long Term Care Insurance, 3.15%,
   6/10/08 **                             31,155        31,046
                                                   ------------

SPECIAL PURPOSE BANKS (1.2%)
Dexia Delaware LLC, 3.08%, 5/21/08 **     32,629        32,573
                                                   ------------

SPECIAL PURPOSE ENTITY (4.1%)
AIG Funding, Inc., 3.93%, 6/23/08 **      15,000        14,913
Natexis Banques Populaires, 3.12%,
   5/8/08 **                              25,000        24,985
Nestle Capital Corp., 4.48%,
   5/22/08 ** (b)                         20,000        19,948

                                    Continued

                                       PRINCIPAL
                                         AMOUNT        VALUE
                                     ------------ ------------

COMMERCIAL PAPER, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
Nestle Capital Corp.,
   2.72%, 6/6/08 ** (b)                 $ 16,225     $ 16,181
Nestle Capital Corp., 2.35%,
   10/31/08 ** (b)                        12,000       11,857
Societe Generale, 2.82%, 6/9/08 **        25,000       24,923
                                                  ------------
                                                      112,807
                                                  ------------

SUPER-REGIONAL BANKS-U.S. (0.5%)
Bank of America Corp., 2.60%,
   6/12/08 **                             15,000       14,954
                                                  ------------

TOTAL COMMERCIAL PAPER                              1,201,477
                                                  ------------

DEMAND NOTES (4.9%)
BUILDING PRODUCTION-CEMENT/AGGREGATE
   (0.9%)
Sioux City Brick & Tile Co., 3.05%,
   5/1/08, (LOC: U.S. Bancorp) (a) (b) (e)24,850       24,850
                                                  ------------

FINANCIAL (0.4%)
Cornerstone Funding Corp., Series
   2003-F, 2.74%, 5/1/08, (LOC: Comerica
   Bank) (a) (e)                           4,159        4,159
Cornerstone Funding Corp., Series
   2003-H, 2.74%, 5/1/08, (LOC: U.S.
   Bancorp) (a) (e)                        4,090        4,090
Praise Tabernacle Outreach, 3.15%,
   5/1/08, (LOC: Comerica Bank) (a) (e)    3,440        3,440
                                                  ------------
                                                       11,689
                                                  ------------

REAL ESTATE (0.2%)
Appletree Properties LLC, 2.95%,
   5/1/08, (LOC: Regions Bank) (a) (e)     5,645        5,645
                                                  ------------

SPECIAL PURPOSE ENTITY (3.4%)
Aquarium Parking Deck LLC, Series
   2005, 3.05%, 5/7/08, (LOC: SunTrust
   Bank) (a) (e)                           8,400        8,400
Baldwin County Sewer Service LLC,
   3.15%, 5/1/08, (LOC: Regions Bank) (a) 11,932       11,932
Capital Markets Access Co. LC, Series
   2005, 3.05%, 5/7/08, (LOC: SunTrust
   Banks, Inc.) (a) (e)                    7,980        7,980
Capital One Funding Corp., Series
   2001-A, 3.30%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                   2,805        2,805
Capital One Funding Corp., Series
   2001-D, 3.30%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                     418          418
CHF - Elon LLC, Series 2005, 3.10%,
   5/1/08, (LOC: Regions Bank) (a) (b) (e) 6,950        6,950
Erickson Foundation, Inc. (The),
   2.90%, 5/2/08, (LOC: FHLB) (a) (e)     25,000       25,000
                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT         VALUE
                                     ------------  ------------
DEMAND NOTES, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
Foster/Schweihofer Real Estate Co.
   LLC, Series 2003, 3.34%, 5/1/08,
   (LOC: Comerica Bank) (a) (e)          $ 7,215       $ 7,215
Gulf Gate Apartments, Series 2003,
   2.90%, 5/1/08, (LOC: Wells Fargo &
   Co.) (a) (b) (e)                        4,000         4,000
J&S Properties, Inc., Series 2006,
   3.15%, 5/1/08, (LOC: Regions Bank)
   (a) (e)                                 3,925         3,925
McCullough Snappy Service Oil, 3.15%,
   5/1/08, (LOC: Regions Bank)
   (a) (b) (e)                             4,125         4,125
Metaltec Steel Abrasive Co., Series
   2004, 3.23%, 5/7/08, (LOC: Comerica
   Bank) (a) (e)                           3,960         3,960
Northport Baptist Church, Series
   2004, 3.15%, 5/1/08, (LOC: Regions
   Bank) (a) (e)                           2,800         2,800
Pershing Drive Associates LP, 3.10%,
   5/1/08, (LOC: Royal Bank of Canada) (a) 3,945         3,945
                                                   ------------
                                                        93,455
                                                   ------------

TOTAL DEMAND NOTES                                     135,639
                                                   ------------

MUNICIPAL DEMAND NOTES (13.3%)
ARIZONA (0.2%)
Glendale Industrial Development
   Authority, Thunderbird Garvin, Series
   B, 2.95%, 5/1/08, (LOC: Bank of New
   York Co., Inc.) (a) (e)                 6,250         6,250
                                                   ------------

CALIFORNIA (0.8%)
County of Sacramento, 2.95%, 5/7/08,
   (LOC: Bayerische Landesbank) (a) (e)   13,160        13,160
Sacramento County Housing Authority,
   Multi-Family, Natomas Park
   Apartments, Series B, 2.90%,
   5/1/08, (LOC: FNMA) (a) (e)             1,550         1,550
Statewide Communities Development
   Authority, Multi-Family Housing,
   2.90%, 5/1/08, (LOC: FNMA) (a) (e)        900           900
Statewide Communities Development
   Authority, Multi-Family, Valley Palms
   Apartments, 2.88%, 5/1/08,
   (LOC: FNMA) (a) (e)                     2,545         2,545
Kern Water Bank Authority, Series B,
   2.90%, 5/1/08, (LOC: Wells Fargo &
   Co.) (a) (e)                            4,348         4,348
                                                   ------------
                                                        22,503
                                                   ------------


                                   Continued


                                      PRINCIPAL
                                        AMOUNT        VALUE
                                     ------------ ------------
MUNICIPAL DEMAND NOTES, CONTINUED
FLORIDA (0.7%)
Florida Development Finance Corp.,
   Royal Enterprise Building Fund,
   Series B, 3.15%, 5/1/08, (LOC: Regions
   Bank) (a) (b) (e)                     $ 9,300      $ 9,300
City of Homestead, Speedway Project,
   3.05%, 5/7/08, (LOC: SunTrust Banks,
   Inc.) (a) (e)                           8,875        8,875
                                                  ------------
                                                       18,175
                                                  ------------

GEORGIA (0.5%)
Augusta Housing Authority,
   Multi-Family, Westbury Creek
   Apartments, Series B, 3.10%,
   5/7/08, (LOC: FNMA) (a) (e)               500          500
Georgia Municipal Gas Authority,
   2.93%, 5/1/08, (LOC: Wachovia Corp.)
   (a) (e)                                14,765       14,765
                                                  ------------
                                                       15,265
                                                  ------------

ILLINOIS (0.7%)
Finance Authority, Fairview, Series
   E, 2.90%, 5/1/08, (LOC: Bank of
   America) (a) (e)                        6,250        6,250
Finance Authority, Franciscan
   Communities, Series B, 2.90%, 5/1/08,
   (LOC: Bank of America) (a) (e)         12,000       12,000
                                                  ------------
                                                       18,250
                                                  ------------

INDIANA (1.3%)
Terre Haute, Westminister Village,
   Series B, 2.92%, 5/1/08, (LOC:
   Sovereign Bank FSB) (a) (e)             9,300        9,300
City of Indianapolis Economic
   Development, Multi-Family Housing,
   Pedcor Investments, Series B, 3.44%,
   5/1/08, (LOC: Federal Home Loan Bank)
   (a) (e)                                   970          970
Health Facility Financing Authority,
   Clark Memorial Hospital, Series B,
   3.30%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (e)                           3,360        3,360
Health Facility Financing Authority,
   Community Foundation of Northwest
   Indiana, Series B, 2.90%, 5/1/08,
   (LOC: Bank of Montreal) (a) (e)        22,410       22,410
                                                  ------------
                                                       36,040
                                                  ------------



                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------
                                       PRINCIPAL
                                         AMOUNT         VALUE
                                     ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
KENTUCKY (0.2%)
Boone County, Northern Kentucky
   University Metropolitan Education and
   Training Services Center Project,
   3.15%, 5/1/08, (LOC: U.S. Bancorp)
   (a) (e)                               $ 5,050       $ 5,050
                                                   ------------
LOUISIANA (0.9%)
Denham Springs Economic Development
   District, Bass Pro Shops, Series B,
   3.40%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (e)                          15,680        15,680
St. Tammany Parish Economic &
   Industrial Development District,
   3.08%, 5/7/08, (LOC: Regions Bank) (a)  8,990         8,990
                                                   ------------
                                                        24,670
                                                   ------------

MARYLAND (1.3%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series B, 2.90%, 5/1/08,
   (LOC: Bank of America) (a) (e)         19,060        19,060
Health & Higher Educational
   Facilities Authority, Charlestown
   Community, Series B, 2.90%, 5/7/08,
   (LOC: Bank of America) (a) (e)         17,400        17,400
                                                   ------------
                                                        36,460
                                                   ------------

MASSACHUSETTS (0.7%)
Simmons College, 3.05%, 5/1/08, (LOC:
   JP Morgan, Inc.) (a) (e)               18,730        18,730
                                                   ------------

MICHIGAN (0.1%)
Canton Charter Township, GO, 2.92%,
   5/7/08, (LOC: Comerica Bank) (a) (e)    1,500         1,500
Charter Township of Ypsilanti Capital
   Improvements, Series B, GO, 2.92%,
   5/7/08, (LOC: Comerica Bank) (a) (e)    2,280         2,280
                                                   ------------
                                                         3,780
                                                   ------------

MINNESOTA (0.2%)
City of Plymouth, Carlson Center
   Project, 3.05%, 5/1/08, (LOC: U.S.
   Bancorp) (a) (e)                          800           800
St. Paul Port Authority, Series S,
   3.10%, 5/1/08, (LOC: Dexia Banque SA)
   (a) (e)                                 3,400         3,400
                                                   ------------
                                                         4,200
                                                   ------------

MISSISSIPPI (0.9%)
Business Finance Corp., Cellular
   South, Inc., 2.95%, 5/1/08,
   (LOC: Bank of America) (a) (b) (e)     13,000        13,000

                                    Continued


                                      PRINCIPAL
                                        AMOUNT        VALUE
                                     ------------ ------------
MUNICIPAL DEMAND NOTES, CONTINUED
MISSISSIPPI, CONTINUED
Business Financial Corp., 3.11%,         $ 8,100      $ 8,100
   5/27/08, (LOC: BP Amoco PLC) (b)
Business Finance Corp., Cellular
   South, Inc., 2.85%, 5/7/08,
   (LOC: Bank of America) (a) (b) (e)      3,850        3,850
                                                  ------------
                                                       24,950
                                                  ------------
NEW MEXICO (0.2%)
City of Albuquerque Industrial, KTECH
   Corp. Project, 2.90%, 5/1/08,
   (LOC: Wells Fargo & Co.) (a) (e)        6,405        6,405
                                                  ------------

NEW YORK (1.4%)
New York City Housing Development
   Corp., Multi-Family Housing, Chelsea
   Centro, Series A, 3.00%, 5/7/08,
   (LOC: Bayerische Landesbank) (a) (e)   38,905       38,905
                                                  ------------

NORTH CAROLINA (0.3%)
Roman Catholic Diocese of Raleigh,
   2.95%, 5/1/08, (LOC: Bank of America)
   (a) (e)                                 7,220        7,220
                                                  ------------

OHIO (1.6%)
Air Quality Development Authority,
   Steel Corp., Series B, 2.95%, 5/7/08,
   (LOC: Royal Bank of Scotland) (a) (e)  13,000       13,000
County of Hamilton Health Care,
   Series C, 3.50%, 5/1/08, (LOC: PNC
   Bank NA) (a) (e)                        6,635        6,635
County of Cuyahoga Health Care
   Facilities, Franciscan Communities,
   Series F, 2.95%, 5/1/08, (LOC: Bank of
   America) (a) (e)                        2,535        2,535
Cleveland-Cuyahoga County Port
   Authority, Science Park LLC, Series
   B, 3.20%, 5/1/08, (LOC: KeyBank NA)
   (a) (e)                                23,000       23,000
                                                  ------------
                                                       45,170
                                                  ------------

PENNSYLVANIA (0.1%)
Berks County Industrial Development
   Authority, Lebanon Valley Mall,
   Series B, 2.94%, 5/7/08, (LOC: First
   Union National Bank) (a) (b) (e)        1,300        1,300
Berks County Municipal Authority,
   Phoebe-Devitt Homes, Series C, 2.95%,
   5/1/08, (LOC: Sovereign Bank FSB)
   (a) (e)                                 2,830        2,830
                                                  ------------
                                                        4,130
                                                  ------------


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-----------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT         VALUE
                                     ---------------  -----------
MUNICIPAL DEMAND NOTES, CONTINUED
UTAH (0.3%)
Telecommunication Open Infrastructure
   Agency, 2.95%, 5/1/08, (LOC: Bank of
   America) (a) (e)                         $ 6,900      $ 6,900
Tooele City Industrial Development,
   Series A, 3.05%, 5/1/08, (LOC: U.S.
   Bancorp) (a) (e)                           1,400        1,400
                                                      -----------
                                                           8,300
                                                      -----------
VIRGINIA (0.7%)
Alexandria Industrial Development
   Authority, Series A, 3.05%, 5/7/08,
   (LOC: SunTrust Banks, Inc.) (a) (e)       10,000       10,000
Alexandria Industrial Development
   Authority, American Academy of
   Otolaryngology, Series A, 2.95%,
   5/1/08, (LOC: Bank of America) (a) (e)     8,690        8,690
                                                      -----------
                                                          18,690
                                                      -----------

WASHINGTON (0.1%)
State Housing Finance Commission,
   Multi-Family, Granite Falls
   Retirement Plaza, Series B, 2.88%,
   5/1/08, (LOC: Wells Fargo & Co.) (a) (e)   1,030        1,030
State Housing Finance Commission,
   Multi-Family, Sir Summer Ridge
   Associates, Series B, 3.10%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)                  605          605
State Housing Finance Commission,
   Multi-Family, Vintage At Everett,
   Series B, 2.89%, 5/1/08,
   (LOC: FNMA) (a) (e)                        2,000        2,000
                                                      -----------
                                                           3,635
                                                      -----------

WISCONSIN (0.1%)
Health & Educational Facilities
   Authority, Upland Hills, Series D,
   2.95%, 5/7/08, (LOC: Allied Irish Bank
   PLC) (a) (e)                               2,490        2,490
                                                      -----------

TOTAL MUNICIPAL DEMAND NOTES                             369,268
                                                      -----------

                                          SHARES
                                     ---------------
MONEY MARKETS (8.5%)
AIM STIT Liquid Assets Portfolio (d)    121,858,978      121,859
Goldman Sachs Financial Square Funds
   - Prime Obligations Fund (d)         114,031,212      114,031
                                                      -----------
                                                         235,890
                                                      -----------

TOTAL MONEY MARKETS                                      235,890
                                                      -----------


                                    Continued



                                        PRINCIPAL
                                         AMOUNT         VALUE
                                     ------------ --------------
REPURCHASE AGREEMENTS (7.7%)
Deutsche Bank, 1.97%, dated 4/30/08,
   due 5/1/08, (Proceeds at maturity,
   $210,011, Collateralized by various
   U.S. Government Agency Securities,
   0.00%-6.03%, 9/22/08-10/8/27,
   value $213,259)                         $210,000    $ 210,000
UBS Investment Bank, 1.95%,
   dated 4/30/08, due 5/1/08,
   (Proceeds at maturity, $3,656,
   Collateralized by various
   Federal Farm Credit Bank
   Securities, 2.10%, 4/1/10,
   value $3,731)                              3,656        3,656
                                                    -------------
                                                         213,656
                                                    -------------

TOTAL REPURCHASE AGREEMENTS                              213,656
                                                    -------------

TOTAL INVESTMENTS (COST $2,800,421)+ - 100.6%          2,800,421

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%           (17,904)
                                                    -------------

NET ASSETS - 100.0%                                  $ 2,782,517
                                                    =============



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or part of this security was on loan.

(d)  Investment is in Institutional Shares of underlying fund / portfolio.

(e)  Maturity date is next rate reset date.

(f) Represents investments of cash collateral received in connection with securities lending.


The following abbreviations are used in the Schedule of Investments:
CMBS - Commercial Mortgage-Backed Security
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit


                     See notes to schedules of investments.

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------
                                     PRINCIPAL
                                      AMOUNT         VALUE
                                   ------------  ------------

MORTGAGE-BACKED SECURITIES (2.2%)
CMBS OTHER (2.2%)
Freddie Mac, 2.86%, 5/1/08 (a) (e)    $ 27,563      $ 27,563
Freddie Mac, 2.89%, 5/1/08 (a) (e)      18,515        18,515
                                                 ------------
                                                      46,078
                                                 ------------

TOTAL MORTGAGE-BACKED SECURITIES                      46,078
                                                 ------------

U.S. GOVERNMENT AGENCIES (53.6%)
FANNIE MAE (7.1%)
4.30%, 5/5/08                            1,600         1,600
2.14%, 5/7/08 **                        25,000        24,991
2.72%, 5/14/08 **                       15,000        14,985
6.00%, 5/15/08                           5,000         5,001
2.88%, 5/19/08                          13,000        13,005
2.05%, 5/21/08 **                       10,000         9,989
3.00%, 6/12/08                           2,000         2,000
5.00%, 7/3/08                            5,000         5,018
3.25%, 8/15/08                           6,280         6,299
4.75%, 8/25/08                          14,000        14,108
5.13%, 9/2/08                           35,000        35,340
4.90%, 11/3/08                          10,085        10,219
3.21%, 11/28/08                          3,200         3,202
3.00%, 12/30/08                          5,000         5,005
                                                 ------------
                                                     150,762
                                                 ------------

FEDERAL FARM CREDIT BANK (4.1%)
2.57%, 5/2/08 (a) (e)                    4,200         4,198
2.66%, 5/17/08 (a) (e)                  15,000        15,003
2.59%, 5/18/08 (a) (e)                  15,545        15,544
2.75%, 5/23/08 (a) (e)                  20,000        20,000
2.75%, 5/24/08 (a) (e)                  12,000        11,997
6.00%, 6/11/08                          10,000        10,041
2.96%, 6/23/08 **                        2,020         2,011
3.75%, 1/15/09                           2,355         2,383
2.88%, 2/12/09                           5,000         4,999
4.13%, 4/15/09                           1,253         1,273
                                                 ------------
                                                      87,449
                                                 ------------

FEDERAL HOME LOAN BANK (28.9%)
4.80%, 5/2/08                            3,500         3,500
2.98%, 5/11/08 (a) (e)                   4,000         4,001
2.55%, 5/12/08 (a) (e)                  11,400        11,400
2.34%, 5/13/08 (a) (e)                  15,000        15,000
2.62%, 5/13/08 (a) (e)                  14,000        13,999
2.10%, 5/16/08 **                       15,000        14,987
2.94%, 5/17/08 (a) (e)                   4,000         4,000
2.95%, 5/18/08 (a) (e)                   3,750         3,751
2.93%, 5/20/08 (a) (e)                  12,000        12,000
2.87%, 5/21/08 (a) (e)                  25,345        25,342
2.07%, 5/23/08 **                       25,000        24,968
2.81%, 5/27/08 (a) (e)                  25,000        25,000
2.11%, 5/28/08 **                       15,000        14,976

                         Continued


                                     PRINCIPAL
                                       AMOUNT          VALUE
                                   ------------  --------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED
2.08%, 5/30/08 **                     $ 11,554        $ 11,532
2.82%, 6/4/08 (a) (e)                   45,003          45,003
4.75%, 6/11/08                           4,260           4,271
4.00%, 6/13/08                          10,400          10,419
4.10%, 6/13/08                           5,000           4,999
5.13%, 6/13/08 (d)                      17,675          17,719
2.65%, 6/17/08 (a) (e)                   2,000           2,000
5.13%, 6/18/08                          43,460          43,602
2.06%, 6/20/08 **                       20,000          19,943
2.44%, 6/26/08 (a) (e)                  14,000          13,986
1.90%, 6/30/08 **                       25,000          24,921
2.48%, 7/2/08 (a) (e)                   20,000          20,006
2.56%, 7/5/08 (a) (e)                   25,000          25,010
5.00%, 7/16/08                           5,000           5,006
5.25%, 7/17/08                          10,000          10,048
2.07%, 7/18/08 **                       15,000          14,933
2.76%, 7/24/08 (a) (e)                   5,000           5,002
3.07%, 7/30/08 (a) (e)                  15,000          14,999
4.50%, 8/8/08                            6,100           6,101
5.25%, 8/14/08                          15,000          15,130
3.88%, 8/22/08                           6,315           6,305
4.25%, 9/12/08                          10,650          10,657
4.25%, 9/26/08                           1,000             999
4.50%, 11/5/08                           4,000           4,000
4.50%, 11/7/08                          12,430          12,433
3.63%, 11/14/08                          4,050           4,073
5.25%, 1/16/09                           5,895           6,019
2.70%, 2/20/09                           6,350           6,350
2.90%, 2/27/09                          10,000          10,000
2.90%, 3/5/09                           10,000          10,000
2.38%, 3/10/09                           7,050           7,058
3.00%, 3/10/09                          10,000          10,003
5.25%, 3/13/09                          10,840          11,116
2.30%, 4/3/09                           12,500          12,481
3.00%, 4/15/09                           5,020           5,047
2.52%, 4/21/09                          10,000          10,000
                                                 --------------
                                                       614,095
                                                 --------------

FREDDIE MAC (9.6%)
4.30%, 5/5/08                           10,000          10,002
2.65%, 5/7/08 (a) (e)                   20,000          19,999
3.63%, 5/9/08                            4,000           3,999
2.73%, 5/12/08 **                       16,100          16,087
3.50%, 5/21/08                           5,000           4,995
2.68%, 5/27/08 **                       15,000          14,971
3.80%, 6/4/08 **                        15,000          14,946
2.13%, 6/13/08 **                       20,000          19,949
4.25%, 6/23/08                           1,200           1,199
2.07%, 7/11/08 **                       25,000          24,898
2.07%, 7/14/08 **                       20,000          19,915
5.00%, 7/23/08                           3,000           3,015
4.88%, 9/12/08                           4,000           4,020

                          Continued

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------


                                      PRINCIPAL
                                        AMOUNT          VALUE
                                   ---------------  ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED
5.00%, 9/16/08                           $ 14,095      $ 14,210
4.30%, 9/24/08                              2,000         2,012
2.18%, 10/14/08 **                          3,272         3,239
5.13%, 10/15/08 (b)                         3,420         3,465
4.75%, 10/17/08                            10,466        10,589
5.00%, 1/16/09                             10,000        10,211
3.38%, 4/15/09                              2,000         2,021
                                                    ------------
                                                        203,742
                                                    ------------

OVERSEAS PRIVATE INVESTMENT CORP.
   (3.9%)
2.85%, 5/7/08 (a) (e)                      12,971        12,971
2.85%, 5/7/08 (a) (e)                      28,900        28,900
2.85%, 5/7/08 (a) (e)                      42,148        42,148
                                                    ------------
                                                         84,019
                                                    ------------

TOTAL U.S. GOVERNMENT AGENCIES                        1,140,067
                                                    ------------

                                        SHARES
                                   ---------------
INVESTMENT COMPANIES (0.0%)
State Street Navigator Securities
   Lending Portfolio (f)                  772,006           772
                                                    ------------

TOTAL INVESTMENT COMPANIES                                  772
                                                    ------------

MONEY MARKETS (8.4%)
AIM STIT Government & Agency
   Portfolio (c)                       82,374,577        82,375
Goldman Sachs Financial Square
   Government Fund (c)                 95,194,098        95,194
                                                    ------------
                                                        177,569
                                                    ------------

TOTAL MONEY MARKETS                                     177,569
                                                    ------------

                                      PRINCIPAL
                                        AMOUNT
                                   ---------------
REPURCHASE AGREEMENTS (35.6%)
Bank of America Securities, LLC, 1.92%,
   dated 4/30/08, due 5/1/08, (Proceeds
   at maturity, $29,802, Collateralized
   by Federal Home Loan Bank, 2.19%,
   1/28/09, value $30,396)               $ 29,800        29,800
Deutsche Bank, 1.97%, dated 4/30/08,
   due 5/1/08, (Proceeds at maturity,
   $500,027, Collateralized by various
   U.S. Government Agency Securities,
   0.00%-5.85%, 6/13/08-11/15/22,
   value $507,756)                        500,000       500,000


                           Continued


                                    PRINCIPAL
                                      AMOUNT          VALUE
                                   ------------  --------------

REPURCHASE AGREEMENTS, CONTINUED
UBS Investment Bank, 1.95%, dated
  4/30/08, due 5/1/08, (Proceeds at
  maturity, $226,388, Collateralized by
  various U.S. Government Agency
  Securities, 0.00%-2.95%,
  8/27/08-11/29/19, value $230,704)   $226,376       $ 226,376
                                                 --------------
                                                       756,176
                                                 --------------

TOTAL REPURCHASE AGREEMENTS                            756,176
                                                 --------------

TOTAL INVESTMENTS (COST $2,120,662)+ - 99.8%         2,120,662

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%             3,859
                                                 --------------

NET ASSETS - 100.0%                                $ 2,124,521
                                                 ==============



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b)  All or part of this security was on loan.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(e)  Maturity date is next rate reset date.

(f) Represents investments of cash collateral received in connection with securities lending.

The following abbreviation is used in the Schedule of Investments:
CMBS - Commerical Mortgage-Backed Security


            See notes to schedules of investments

U.S. TREASURY MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
-------------------------------------------------------------
                                   PRINCIPAL
                                    AMOUNT         VALUE
                                  ------------  -------------

TREASURY BILLS (12.8%)
3.20%, 5/1/08 **                     $ 40,000       $ 40,000
3.20%, 6/12/08 **                      15,000         14,944
3.29%, 6/19/08 **                      40,000         39,822
1.20%, 8/21/08 **                      25,000         24,907
1.30%, 9/4/08 **                       25,000         24,887
1.53%, 9/18/08 **                      25,000         24,851
1.63%, 10/16/08 **                     15,000         14,886
1.69%, 10/23/08 **                     15,000         14,877
                                                -------------

TOTAL TREASURY BILLS                                 199,174
                                                -------------

TREASURY NOTES (16.2%)
3.75%, 5/15/08                         20,000         19,992
5.13%, 6/30/08                         20,000         20,024
5.00%, 7/31/08                         30,000         30,116
4.13%, 8/15/08                         20,000         20,000
4.63%, 9/30/08                         20,000         20,106
3.13%, 10/15/08                        25,000         25,211
4.88%, 10/31/08                        20,000         20,137
3.38%, 12/15/08                        25,000         25,314
4.75%, 12/31/08                        40,000         40,902
3.88%, 5/15/09                         30,000         30,577
                                                -------------

TOTAL TREASURY NOTES                                 252,379
                                                -------------

                                    SHARES
                                  ------------
MONEY MARKETS (0.1%)
AIM STIT Treasury Portfolio (a)       355,038            355
Goldman Sachs Financial Square
   Treasury Obligations Fund (a)    1,692,544          1,692
                                                -------------

TOTAL MONEY MARKETS                                    2,047
                                                -------------

                                   PRINCIPAL
                                    AMOUNT
                                  ------------
REPURCHASE AGREEMENTS (70.9%)
Bank of America Securities,
   LLC, 1.88%, dated 4/30/08,
   due 5/1/08, (Proceeds
   at maturity, $135,007,
   Collateralized by various
   U.S. Government Agency
   Securities, 2.38%-6.00%,
   3/31/12-2/15/26, value
   $136,788)                         $135,000        135,000
Barclays PLC, 1.92%, dated
   4/30/08, due 5/1/08,
   (Proceeds at maturity, $315,017,
   Collateralized by various
   U.S. Treasury Securities,
   2.38%-4.75%,
   12/31/08-1/15/17, value
   $316,441)                          315,000        315,000
Deutsche Bank, 1.95%,
   dated 4/30/08, due 5/1/08,
   (Proceeds at maturity, $355,019,
   Collateralized by various
   U.S. Treasury Securities,
   2.00%-2.38%, 4/15/11-1/15/26,
   value $361,458)                    355,000        355,000

                                    Continued


                                   PRINCIPAL
                                    AMOUNT           VALUE
                                  ------------  ----------------

REPURCHASE AGREEMENTS, CONTINUED
UBS Investment Bank, 1.92%, dated
   4/30/08, due 5/1/08, (Proceeds at
   maturity, $299,956, Collateralized by
   various U.S. Government Agency
   Securities, 4.25%-7.50%,
   5/15/08-8/15/26, value $301,715)  $299,940         $ 299,940
                                                ----------------

TOTAL REPURCHASE AGREEMENTS                           1,104,940
                                                ----------------

TOTAL INVESTMENTS (COST $1,558,540)+ - 100.0%         1,558,540

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                204
                                                ----------------

NET ASSETS - 100.0%                                 $ 1,558,744
                                                ================



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a)  Investment is in Institutional Shares of underlying fund/portfolio.


                     See notes to schedules of investments.

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                     ------------  ------------
MUNICIPAL BONDS (8.0%)
MICHIGAN (8.0%)
County of Muskegon, Wastewater
   Management System No. 1, GO, AMT,
   FSA, 5.00%, 7/1/08                    $ 1,000       $ 1,005
Ecorse Public School District, GO,
   FGIC, Q-SBLF, 6.50%, 5/1/08               500           500
Farmington Hills Economic Development
   Corp., Marketing Displays Project,
   AMT, 2.87%, 9/1/08, (LOC: Comerica
   Bank) (a) (e)                              50            50
Grand Rapids Michigan Water Supply,
   1.80%, 1/1/09                           1,000         1,000
Grand Valley State University, Series
   A, FSA, 3.00%, 12/1/08                    570           572
Municipal Bond Authority, Series B-2,
   4.50%, 8/20/08, (LOC: Scotiabank) (d)   3,000         3,007
Municipal Bond Authority, Clean Water
   Revolving Fund, 5.00%, 10/1/08,
   (LOC: Michigan Muni Bond Authority)       360           362
Municipal Bond Authority, Government
   Loan Program, AMBAC, 5.00%, 5/1/08,
   (LOC: Ambac)                              500           500
Novi Street and Highway, GO, FSA,
   5.00%, 10/1/08 (d)                      2,320         2,342
Public Educational Facilities
   Authority, Series A, 5.00%, 6/24/08,
   (LOC: Royal Bank of Scotland) (d)       2,500         2,504
Saline Area Schools, GO, FGIC,
   Q-SBLF, 6.00%, 5/1/08                     300           300
State Housing Development Authority,
   Parkway Meadows Project, FSA, 3.50%,
   10/15/08                                  930           934
State Housing Development Authority,
   Rental Housing, Series D, AMT, 3.63%,
   10/1/08                                   530           530
State of Michigan, Series A, 4.00%,
   9/30/08, (LOC: Depfa Bank PLC)          1,000         1,004
State of Michigan Comprehensive
   Transportation, Series A, FSA, 5.25%,
   5/15/08                                   240           240
Traverse City Area Public Schools,
   GO, W/I, 3.00%, 5/1/09                  1,600         1,616
Washenaw County, Northfield Sewer
   Systems, GO, 4.25%, 5/1/08                225           225
Wayne State University, FSA, 5.00%,
   11/15/08                                2,000         2,030
                                                   ------------
                                                        18,721
                                                   ------------

TOTAL MUNICIPAL BONDS                                   18,721
                                                   ------------


                                    Continued


                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     -----------  ------------
COMMERCIAL PAPER (2.2%)
State Building Authority, 2.25%,
   5/22/08 (a)                          $ 5,155       $ 5,155
                                                  ------------

TOTAL COMMERCIAL PAPER                                  5,155
                                                  ------------

MUNICIPAL DEMAND NOTES (86.7%)
FLORIDA (0.6%)
Alachua County Health Facilities
   Authority, Shands Teaching
   Hospital, Series A,
   2.58%, 5/2/08, (LOC:
   SunTrust Banks, Inc.) (a) (e)          1,500         1,500
                                                  ------------

GEORGIA (0.3%)
Macon-Bibb County Hospital Authority,
   2.58%, 5/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (e)                            600           600
                                                  ------------

MICHIGAN (79.3%)
Detroit Economic Development Corp.,
   Waterfront Reclamation, Series A,
   2.45%, 5/1/08, (LOC: Deutshe Bank AG)
   (a) (e)                                  500           500
Detroit, Solid Waste Removal, Series
   B, FSA, 2.50%, 5/1/08, (LOC: Dexia
   Banque SA) (a) (e)                       400           400
East Grand Rapids Public School
   District, GO, FSA, Q-SBLF, 5.75%,
   5/1/21, (Prerefunded 5/1/09 @ 100)     3,220         3,339
Eastern Michigan University, 2.45%,
   5/1/08, (LOC: Dexia Banque SA) (a) (e) 5,000         5,000
Farmington Hills Economic Development
   Corp., Center For Humanistic Studies,
   2.48%, 5/1/08, (LOC: Comerica Bank)
   (a) (e)                                  470           470
Genesee County Economic Development
   Corp., Rawcar Group Project, AMT,
   2.90%, 5/1/08, (LOC: National City
   Corp.) (a) (e)                         2,005         2,005
Grand Rapids, Clipper Belt Lacer Co.,
   Project, AMT, 2.60%, 5/1/08,
   (LOC: Bank of America) (a) (e)         2,000         2,000
Grand Rapids Economic Development
   Corp., Baker Knapp & Tubbs Project,
   2.45%, 5/1/08, (LOC: Wachovia Corp.)
   (a) (e)                                1,635         1,635
Higher Education Facilities
   Authority, Adrian College, 2.57%,
   5/1/08, (LOC: Comerica Bank) (a) (e)     565           565
Higher Education Facilities
   Authority, Thomas M Cooley Law
   School, 5.35%, 5/1/15, (LOC: National
   City Corp.), (Prerefunded
   5/1/08 @ 101)                          1,200         1,222

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                     ------------  ------------
MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Iron County Economic Development
   Corp., Pine River Hardwoods LLC,
   2.52%, 5/1/08, (LOC: Marshall & Isley
   Bank) (a) (e)                         $ 8,000       $ 8,000
Kent Hospital Finance Authority,
   Spectrum Health, Series B-1, 2.54%,
   5/7/08, (LOC: RBS Citizens NA) (a) (e)  1,670         1,670
Livonia Economic Development Corp.,
   Madonna University Project, 2.47%,
   5/2/08, (LOC: RBS Citizens NA) (a) (e)  4,000         4,000
Macomb County Hospital Finance
   Authority, Mount Clemens General
   Hospital, Series A-1, 2.68%, 5/1/08,
   (LOC: Comerica Bank) (a) (e)            1,275         1,275
Mancelona Area Water & Sewer
   Authority, 2.80%, 5/1/08,
   (LOC: National City Corp.) (a) (e)        875           875
Marquette City Hospital Finance
   Authority, Marquette General
   Hospital, Series A, 2.85%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)             1,680         1,680
Marquette County Economic Development
   Corp., Pioneer Laboratories, Series
   A, AMT, 2.68%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (e)                     550           550
Oakland County Economic Development
   Corp., Cadillac Iron, Inc. Project,
   AMT, 2.58%, 5/1/08, (LOC: Comerica
   Bank) (a) (e)                             600           600
Oakland County Economic Development
   Corp., Graph-Tech, Inc. Project, AMT,
   2.60%, 5/1/08, (LOC: Bank of America)
   (a) (e)                                 1,090         1,090
Oakland County Economic Development
   Corp., IBC North America, Inc.
   Project, AMT, 2.58%, 5/1/08,
   (LOC: Comerica Bank) (a) (b) (e)          980           980
Oakland County Economic Development
   Corp., Moody Family, Ltd. Project,
   AMT, 3.60%, 5/7/08, (LOC: JP Morgan,
   Inc.) (a) (b) (e)                       2,000         2,000
Saline Economic Development Corp.,
   Brecon Village Project, 3.20%,
   5/7/08, (LOC: JP Morgan, Inc.) (a) (e)  2,900         2,900
South Lyon Community Schools, GO,
   Q-SBLF, 4.50%, 5/1/10, (Prerefunded
   5/1/08 @ 100)                             500           502
Southfield Economic Development
   Corp., Lawrence Technological
   University Project, 2.75%, 5/7/08,
   (LOC: JP Morgan, Inc.) (a) (e)          3,015         3,015

                                    Continued


                                      PRINCIPAL
                                       AMOUNT        VALUE
                                     -----------  ------------
MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
State Building Authority, Multi-Modal
   Facilities Program IIA, 2.50%,
   5/1/08, (LOC: Depfa Bank PLC)
   (a) (b) (e)                          $ 4,890       $ 4,890
State Building Authority, Multi-Modal
   Facilities Program IIB, 3.00%,
   5/1/08, (LOC: Depfa Bank PLC) (a) (e)  4,295         4,295
State Hospital Finance Authority,
   Balmoral, 3.90%, 9/1/08, (LOC:
   Comerica Bank), (a) (b) (e)              415           415
State Hospital Finance Authority,
   Crittenton Hospital, Series A, 2.75%,
   5/1/08, (LOC: Comerica Bank) (a) (e)   2,000         2,000
State Hospital Finance Authority,
   Crittenton Hospital, Series B, 2.75%,
   5/1/08, (LOC: Comerica Bank) (a) (e)   2,620         2,620
State Hospital Finance Authority,
   Henry Ford Health System, Series C,
   2.55%, 5/7/08, (LOC: Royal Bank of
   Scotland) (a) (e)                     12,550        12,550
State Hospital Finance Authority,
   North Ottawa Care Center, 2.65%,
   5/1/08, (LOC: National City Corp.)
   (a) (e)                                2,185         2,185
State Housing Development Authority,
   Hunt Club Apartments, AMT, 2.55%,
   5/1/08, (LOC: FNMA) (a) (e)              475           475
State Housing Development Authority,
   Jewish Apartments and Services
   Nonprofit Housing, 4.50%, 5/1/08,
   (LOC: JP Morgan, Inc.) (a) (e)         5,200         5,200
State Housing Development Authority,
   JFA Nonprofit Housing Corp. Project,
   3.00%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (b) (e)                      1,000         1,000
State Housing Development Authority,
   Multi-Family, Series A, AMT, 2.60%,
   5/1/08, (LOC: Federal Home Loan Bank)
   (a) (e)                                6,810         6,810
State Housing Development Authority,
   River Park Village Senior Apartments,
   Series B, AMT, 2.89%, 5/1/08,
   (LOC: National City Corp.) (a) (e)     3,000         3,000
Strategic Fund, Agape Plastics, Inc.
   Project, AMT, 3.60%, 5/7/08,
   (LOC: U.S. Bancorp) (a) (e)            2,200         2,200
Strategic Fund, APS Kundinger
   Project, AMT, 2.58%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)              1,000         1,000
Strategic Fund, Artex Label &
   Graphics, AMT, 2.55%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)            1,240         1,240


                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                     ------------  ------------
MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Aspen Realty LLC
   Project, AMT, 4.10%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)               $ 100         $ 100
Strategic Fund, Automatic Spring
   Products Project, AMT, 2.68%, 5/7/08,
   (LOC: Bank of America) (a) (e)            350           350
Strategic Fund, Bank Real Estate LLC
   Project, AMT, 2.70%, 5/1/08,
   (LOC: Bank of America) (a) (e)          1,990         1,990
Strategic Fund, Banks Hardwoods, Inc.
   Project, AMT, 2.56%, 5/1/08,
   (LOC: KeyBank NA) (a) (b) (e)             552           552
Strategic Fund, Baruch SLS, Inc.
   Project, 2.70%, 5/7/08, (LOC: Wachovia
   Corp.) (a) (e)                            420           420
Strategic Fund, Biewer of Lansing LLC
   Project, AMT, 2.56%, 5/1/08,
   (LOC: Bank of America) (a) (b) (e)        225           225
Strategic Fund, Bowers Manufacturing
   Co. Project, AMT, 3.20%, 5/1/08,
   (LOC: JP Morgan, Inc.) (a) (b) (e)        300           300
Strategic Fund, Cayman Chemical Co.
   Project, AMT, 2.66%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                 760           760
Strategic Fund, Consumers Energy Co.
   Project, AMT, 2.60%, 5/7/08,
   (LOC: Wells Fargo & Co.) (a) (e)        4,000         4,000
Strategic Fund, Continental Carbonic
   Products, AMT, 2.60%, 5/1/08, (LOC:
   JP Morgan, Inc.) (a) (e)                6,860         6,860
Strategic Fund, Creative Foam Corp.
   Project, AMT, 3.60%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)               2,000         2,000
Strategic Fund, Delta Containers,
   Inc. Project, AMT, 3.10%, 5/1/08,
   (LOC: Comerica Bank) (a) (e)            1,200         1,200
Strategic Fund, Diagnostic Real
   Estate LLC, AMT, 3.60%, 5/7/08, (LOC:
   JP Morgan, Inc.) (a) (b) (e)              500           500
Strategic Fund, Eclipse Mold, Inc.
   Project, AMT, 4.10%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                 200           200
Strategic Fund, Emerson School
   Project, 2.49%, 5/1/08, (LOC: KeyBank
   NA) (a) (b) (e)                         2,435         2,435
Strategic Fund, Father Gabriel High
   School Project, 2.48%, 5/1/08,
   (LOC: Allied Irish Bank PLC) (a) (e)    4,800         4,800
Strategic Fund, Fitz-Land LLC
   Project, AMT, 2.90%, 5/1/08,
   (LOC: National City Corp.) (a) (e)      2,005         2,005

                                    Continued


                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     -----------  ------------
MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Flyer Fund Leasing
   LLC Project, AMT, 3.60%, 5/7/08,
   (LOC: JP Morgan, Inc.) (a) (b) (e)   $ 1,065       $ 1,065
Strategic Fund, Forest City
   Technologies, AMT, 2.80%, 5/1/08,
   (LOC: National City Corp.) (a) (e)     1,130         1,130
Strategic Fund, Frank Street LLC
   Project, AMT, 2.70%, 5/1/08,
   (LOC: Bank of America) (a) (e)         1,750         1,750
Strategic Fund, Frederick Wolfgang
   Industries Project, AMT, 2.82%,
   5/1/08, (LOC: U.S. Bancorp) (a) (e)      765           765
Strategic Fund, Gebara Management Co.
   LLC Project, AMT, 3.60%, 5/7/08,
   (LOC: JP Morgan, Inc.) (a) (b) (e)       300           300
Strategic Fund, Glastender, Inc.
   Project, AMT, 3.60%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                215           215
Strategic Fund, Great Lake Metal
   Stamping, AMT, 3.60%, 5/7/08, (LOC:
   JP Morgan, Inc.) (a) (e)                 800           800
Strategic Fund, Harbor Industries,
   Inc. Project, AMT, 2.68%, 5/7/08,
   (LOC: Bank of America) (a) (e)           400           400
Strategic Fund, Heartland Goodwill
   Project, 2.45%, 5/1/08, (LOC: Bank of
   America) (a) (e)                       1,000         1,000
Strategic Fund, Henry Ford Museum
   Village Project,  2.60%, 5/1/08,
   (LOC: Comerica Bank) (a) (e)           1,000         1,000
Strategic Fund, J. G. Kern
   Enterprises Project, AMT, 2.60%,
   5/1/08, (LOC: Bank of America) (a) (e) 3,950         3,950
Strategic Fund, Jet Enterprises LLC
   Project, 2.60%, 5/1/08, (LOC: Bank of
   America) (a) (b) (e)                     300           300
Strategic Fund, John H. Dekker and
   Sons Project, AMT, 2.82%, 5/1/08,
   (LOC: Bank of America) (a) (e)           290           290
Strategic Fund, Joy Properties LLC
   Project, 3.70%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                480           480
Strategic Fund, Landscape Forms, Inc.
   Project, AMT, 3.60%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                800           800
Strategic Fund, Lansing Saint Vincent
   Home Project, 2.48%, 5/1/08,
   (LOC: Comerica Bank) (a) (e)           2,255         2,255
Strategic Fund, Lions Bear Lake Camp
   Project, 2.85%, 5/1/08, (LOC: National
   City Corp.) (a) (b) (e)                  975           975

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
---------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                     ------------  ------------
MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Louisiana-Pacific
   Corp., 2.45%, 5/1/08, (LOC: Wachovia
   Corp.) (a) (e)                        $ 4,470       $ 4,470
Strategic Fund, MacArthur Corp.
   Project, AMT, 3.10%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                   1,900         1,900
Strategic Fund, Merrill Group
   Project, AMT, 2.72%, 5/1/08,
   (LOC: Bank of America) (a) (b) (e)      1,000         1,000
Strategic Fund, Middleville Tool and
   Die Project, AMT, 3.60%, 5/7/08,
   (LOC: U.S. Bancorp) (a) (b) (e)         1,500         1,500
Strategic Fund, Midwest Kellering Co.
   Project, AMT, 3.60%, 5/7/08,
   (LOC: National City Corp.) (a) (b) (e)  1,300         1,300
Strategic Fund, Mold Masters Co.
   Project, AMT, 3.10%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                   1,100         1,100
Strategic Fund, MOT LLC Project,
   2.45%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (e)                             965           965
Strategic Fund, Non-Ferrous Cast
   Alloys Project, AMT, 3.60%, 5/7/08,
   (LOC: JP Morgan, Inc.) (a) (e)            235           235
Strategic Fund, Oak Project, AMT,
   2.58%, 5/1/08, (LOC: U.S. Bancorp)
   (a) (b) (e)                               145           145
Strategic Fund, Patten Monument
   Project, AMT, 2.82%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)               560           560
Strategic Fund, Peachwood Center
   Associates, 2.69%, 5/7/08,
   (LOC: Comerica Bank) (a) (e)            2,310         2,310
Strategic Fund, Phipps Emmett
   Associates LLC Project, Series A,
   AMT, 2.68%, 5/7/08, (LOC: Bank of
   America) (a) (e)                        2,000         2,000
Strategic Fund, Premier Property
   Holdings, AMT, 2.60%, 5/1/08,
   (LOC: Bank of America) (a) (e)          2,490         2,490
Strategic Fund, Production
   Engineering Project, AMT, 2.70%,
   5/1/08, (LOC: Bank of America)
   (a) (b) (e)                             1,200         1,200
Strategic Fund, R.A. Rink LLC
   Project, AMT, 3.60%, 5/7/08,
   (LOC: Bank of America) (a) (b) (e)        840           840
Strategic Fund, R.L. Adams Plastics,
   Inc. Project, AMT, 2.58%, 5/1/08,
   (LOC: Comerica Bank) (a) (b) (e)        1,130         1,130
Strategic Fund, RL Enterprises LLC
   Project, AMT, 3.20%, 5/1/08,
   (LOC: Comerica Bank) (a) (b) (e)          200           200

                                    Continued


                                     PRINCIPAL
                                       AMOUNT        VALUE
                                     -----------  ------------
MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, SFI Acquisition, Inc.
   Project, AMT, 2.58%, 5/1/08,
   (LOC: National City Corp.) (a) (b) (e) $ 760         $ 760
Strategic Fund, Solid Waste Disposal,
   Grayling Generating Project, AMT,
   2.60%, 5/7/08, (LOC: Barclays Bank
   PLC) (a) (e)                           2,414         2,414
Strategic Fund, Stegner East
   Investments LLC Project, AMT, 2.58%,
   5/1/08, (LOC: Comerica Bank)
   (a) (b) (e)                            3,265         3,265
Strategic Fund, Thompson Family
   Holdings, AMT, 2.95%, 5/1/08,
   (LOC: National City Corp.) (a) (e)       810           810
Strategic Fund, Trenton Forging Co.
   Project, AMT, 2.70%, 5/1/08,
   (LOC: Bank of America) (a) (b) (e)       815           815
Strategic Fund, Ultra Tech Printing
   Co., AMT, 2.82%, 5/1/08, (LOC: U.S.
   Bancorp) (a) (e)                         930           930
Strategic Fund, Van Andel Research
   Institution Project, 2.50%, 5/1/08,
   (LOC: Bank of America) (a) (e)         1,000         1,000
Strategic Fund, Waltec American
   Forgings, AMT, 3.10%, 5/1/08, (LOC:
   JP Morgan, Inc.) (a) (b) (e)           1,115         1,115
Strategic Fund, Warren Screw
   Products, Inc. Project, AMT, 4.10%,
   5/7/08, (LOC: JP Morgan, Inc.)
   (a) (b) (e)                              400           400
Strategic Fund, Whitehall Industries,
   Inc., AMT, 3.60%, 5/7/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                900           900
Strategic Fund, Whitehall Industries,
   Inc. Project, AMT, 2.90%, 5/1/08,
   (LOC: JP Morgan, Inc.) (a) (e)         4,800         4,800
Strategic Fund, YMCA of Metro Detroit
   Project, 2.58%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                  1,000         1,000
Wayne Charter County Airport Revenue,
   Series B, MBIA, 5.00%, 12/1/28,
   (Prerefunded 12/1/08 @ 101)            1,000         1,028
                                                  ------------
                                                      184,907
                                                  ------------

OREGON (3.0%)
State of Oregon, Newsprint Project,
   Series 203, AMT, 2.73%, 5/1/08,
   (LOC: Toronto - Dominion) (a) (e)      7,000         7,000
                                                  ------------


                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
---------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                     ------------  ------------
MUNICIPAL DEMAND NOTES, CONTINUED
PUERTO RICO (2.3%)
Industrial Medical and Environmental
   Pollution Control Facilities
   Financing Authority, Abbott
   Laboratories, 2.25%, 3/1/09,
   (LOC: Abbott) (a) (b) (e)             $ 5,195       $ 5,195
                                                   ------------

WASHINGTON (0.6%)
Economic Development Finance
   Authority, Hillstrom Ventures LLC,
   AMT, 2.54%, 5/1/08, (LOC: U.S.
   Bancorp) (a) (e)                        1,400         1,400
                                                   ------------

WYOMING (0.6%)
County of Sweetwater, Environment,
   Pacificorp Project, AMT, 2.80%,
   5/1/08, (LOC: Barclays Bank PLC) (a) (e)1,500         1,500
                                                   ------------

TOTAL MUNICIPAL DEMAND NOTES                           202,102
                                                   ------------

                                       SHARES
                                     ------------
MONEY MARKETS (3.6%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (c)                         192,320           192
Dreyfus Tax Exempt Cash Management (c)   319,568           320
Goldman Sachs Financial Square
   Tax-Free Money Market Fund (c)         17,006            17
Merrill Lynch Institutional
   Tax-Exempt Fund (c)                 7,714,059         7,714
                                                   ------------

TOTAL MONEY MARKETS                                      8,243
                                                   ------------

TOTAL INVESTMENTS (COST $234,221)+ - 100.5%            234,221

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.5%            (1,059)
                                                   ------------

NET ASSETS - 100.0%                                   $233,162
                                                   ============



NOTES TO SCHEDULE OF INVESTMENTS

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(e)  Maturity date is next rate reset date.

                                    Continued

The following abbreviations are used in the Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
Q-SBLF - Qualified School Bond Loan Fund
W/I - When Issued

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS,
BY INDUSTRY:
Airport                                                  0.4%
Cash & Cash Equivalents                                  3.6%
Development                                              8.5%
Education                                                5.7%
Facilities                                               5.2%
General                                                  7.6%
General Obligation                                       2.4%
Higher Education                                         5.8%
Housing                                                  0.8%
Industrials                                             30.7%
Medical                                                 11.4%
Multifamily Housing                                      6.9%
Pollution                                                2.9%
Regional Authority                                       2.2%
Resource Recovery                                        3.0%
Retirement/Aged Care                                     1.5%
Transportation                                           1.1%
Utilities                                                0.8%


                       See notes to schedules of investments

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                        ------------  ------------

MUNICIPAL BONDS (5.9%)
COLORADO (0.2%)
Denver City and County Airport,
   Series D, AMT, FSA, 5.00%, 11/15/08      $ 1,020       $ 1,033
                                                      ------------

DISTRICT OF COLUMBIA (1.5%)
Metropolitan Washington Airports
   Authority, Series C, AMT, FSA, 5.00%,
   10/1/08 (d)                                6,000         6,068
                                                      ------------

FLORIDA (0.1%)
Florida State Division of Bond
   Finance, Series 2000 B, FSA, 5.50%,
   7/1/08                                       440           442
                                                      ------------

ILLINOIS (0.2%)
Chicago Housing Authority, ETM,
   FSA-CR, 5.00%, 7/1/08                      1,000         1,002
                                                      ------------

INDIANA (1.6%)
Avon Community School Building Corp.,
   AMBAC, 4.25%, 7/15/08 (d)                    780           781
Brownsburg 1999 School Building Corp.,
   FSA, W/I, 3.25%, 1/15/09                   1,140         1,150
Fort Wayne-South Side School Building
   Corp., FSA, W/I, 3.25%, 1/15/09            1,000         1,010
Hamilton Southeastern Consolidated
   School Building Corp., FSA, 3.00%,
   7/10/08                                    1,510         1,513
Knox School Building Corp., MBIA,
   4.00%, 7/15/08                               125           125
Lake County Building Corp., MBIA,
   4.75%, 8/1/08                                600           602
Western Boone Multi-School Building
   Corp., GO, FSA, 3.50%, 1/10/09               685           689
Westfield High School Building Corp.,
   FSA, 4.00%, 7/10/08                          825           826
                                                      ------------
                                                            6,696
                                                      ------------

MICHIGAN (0.8%)
Municipal Bond Authority, Series B-2,
   4.50%, 8/20/08, (LOC: Scotiabank)          2,000         2,005
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.25%,
   11/15/08 (d)                               1,125         1,136
                                                      ------------
                                                            3,141
                                                      ------------

NORTH CAROLINA (0.2%)
City of Charlotte, Douglas
   International Airport, Series A,
   AMBAC, 4.00%, 7/1/08                         725           725
                                                      ------------



                                    Continued


                                         PRINCIPAL
                                           AMOUNT        VALUE
                                        -----------   -----------

MUNICIPAL BONDS, CONTINUED
TEXAS (1.0%)
Dallas-Fort Worth International
   Airport Facilities Improvement Corp.,
   Series A, AMT, FGIC, 5.50%, 11/1/08     $ 3,560       $ 3,594
Greater Texoma Utility Authority,
   City of Sherman Project, FSA, 4.00%,
   10/1/08                                     375           376
                                                      -----------
                                                           3,970
                                                      -----------

WISCONSIN (0.3%)
Middleton-Cross Plains Area School
   District, GO, W/I, 3.00%, 4/1/09          1,280         1,292
                                                      -----------

TOTAL MUNICIPAL BONDS                                     24,369
                                                      -----------

COMMERCIAL PAPER (1.5%)
Florida Municipal Power Agency,
   1.33%, 6/3/08, (LOC: Wachovia
   Corp.) (a)                                1,000         1,000
Michigan State Building Authority,
2.25%, 5/22/08, (LOC: Bank of New
York (60%), State Street Bank &
Trust Co. (40%)) (a)                         5,000         5,000
                                                      -----------

TOTAL COMMERCIAL PAPER                                     6,000
                                                      -----------

MUNICIPAL DEMAND NOTES (93.4%)
ALABAMA (3.0%)
Birmingham Industrial Development
   Board, American Cast Iron Pipe Co.
   Project, AMT, 2.55%, 5/2/08,
   (LOC: Wachovia Corp.) (a) (e)             3,565         3,565
Stevenson Industrial Development
   Board Environmental Improvement, Mead
   Corp. Project, AMT, 2.85%, 5/7/08,
   (LOC: JP Morgan, Inc.) (a) (e)            1,300         1,300
Stevenson Industrial Development
   Board Environmental Improvement, Mead
   Corp. Project, Series A, AMT, 2.85%,
   5/7/08, (LOC: JP Morgan, Inc.) (a) (e)    7,400         7,400
                                                      -----------
                                                          12,265
                                                      -----------

ALASKA (0.1%)
City of Valdez, Exxon Pipeline Co
   Project, Series A, 2.60%, 5/2/08,
  (LOC: Exxon Mobil Corp.) (a) (e)             500           500
                                                      -----------

ARIZONA (0.7%)
Pima County Industrial Development
   Authority, Multi-Family Housing,
   Eastside Apartments, Series B, AMT,
   2.68%, 5/1/08, (LOC: FNMA) (a) (e)        3,000         3,000
                                                      -----------

                           Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
ARKANSAS (0.5%)
City of Sheridan, H.H. Robertson Co.
   Project, Series A, 2.38%, 5/1/08,
   (LOC: PNC Bank NA) (a) (b) (e)           $ 2,000       $ 2,000
                                                      ------------

CALIFORNIA (2.3%)
City of Los Angeles, Multi-Family
   Housing Project, Asbury Apartments
   Project, Series A, AMT, 2.44%,
   5/1/08, (LOC: Citigroup, Inc.) (a) (e)     5,400         5,400
Concord Multifamily Housing,
   Maplewood & Golden Glen, Series A,
   AMT, 2.53%, 5/1/08, (LOC: Citigroup,
   Inc.) (a) (e)                              2,025         2,025
Los Angeles Community Redevelopment
   Agency, Wilshire Station Apartments,
   Series A, AMT, 2.48%, 5/1/08,
   (LOC: Bank of America) (a) (e)             2,000         2,000
                                                      ------------
                                                            9,425
                                                      ------------

COLORADO (4.1%)
Boulder Housing Authority, Broadway
   East Apartments Project, AMT, 2.53%,
   5/1/08, (LOC: U.S. Bancorp) (a) (e)        1,875         1,875
Central Platte Valley Metropolitan
   District, Series B, GO, 3.50%,
   12/1/08, (LOC: BNP Paribas),
   (Mandatory Put 12/1/08 @ 100) (a) (e)      2,000         2,000
City of Colorado Springs, Catalono
   Family LLP Project, AMT, 3.20%,
   5/1/08, (LOC: JP Morgan, Inc.) (a) (b) (e)   585           585
City of Colorado Springs, National
   Strength and Condition, 2.58%,
   5/1/08, (LOC: Wells Fargo & Co.) (a) (e)     635           635
Commerce City Northern Infrastructure
   General Improvement District, GO,
   2.48%, 5/1/08, (LOC: U.S. Bancorp) (a) (e) 1,500         1,500
Durango Community Health and Human
   Services, 2.58%, 5/1/08, (LOC: Wells
   Fargo &Co.) (a) (e)                          515           515
Educational & Cultural Facilities
   Authority, National Jewish Federation
   Building Project, Series B-3, 2.80%,
   5/1/08, (LOC: National City Corp.) (a) (e)   900           900
Housing and Finance Authority, High
   Desert Properties Project, Series A,
   AMT, 2.53%, 5/1/08, (LOC: Wells Fargo
   & Co.) (a) (e)                             2,240         2,240
Housing and Finance Authority, Ready
   Foods, Inc. Project, Series A, AMT,
   2.51%, 5/1/08, (LOC: U.S. Bancorp) (a) (e) 2,000         2,000


                                    Continued


                                         PRINCIPAL
                                           AMOUNT        VALUE
                                        -----------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
COLORADO, CONTINUED
Parker Automotive Metropolitan
   District, GO, 3.50%, 12/1/08, (LOC:
   U.S. Bancorp), (Mandatory Put
   12/1/08 @ 100) (a) (e)                  $ 2,000       $ 2,000
Solaris Metropolitan District No. 1,
   2.48%, 5/7/08, (LOC: KeyBank NA) (a) (e)  2,500         2,500
                                                      -----------
                                                          16,750
                                                      -----------

DELAWARE (2.9%)
Sussex County Development, Perdue
   Agrirecycle LLC Project, AMT, 2.59%,
   5/7/08, (LOC: SunTrust Banks, Inc.)
   (a) (e)                                   5,000         5,000
Sussex County Development, Perdue
   Farms, Inc. Project, AMT, 2.64%,
   5/1/08, (LOC: Rabobank Nederland NV)
   (a) (e)                                   7,000         7,000
                                                      -----------
                                                          12,000
                                                      -----------

DISTRICT OF COLUMBIA (0.7%)
District of Columbia Enterprise,
   American Immigration Association,
   AMT, 2.48%, 5/1/08, (LOC: Wachovia
   Corp.) (a) (e)                            3,000         3,000
                                                      -----------

FLORIDA (8.8%)
Alachua County Health Facilities Authority,
   Shands Teaching Hospital, Series A,
   2.58%, 5/1/08, (LOC:
   SunTrust Banks, Inc.) (a) (e)             6,350         6,350
Capital Trust Agency, Aero Miami FX
   Project, Air Cargo, AMT, 4.50%,
   5/1/08, (LOC: JP Morgan, Inc.) (a) (e)    8,975         8,975
Collier County Housing Finance
   Authority, George Washington Carver
   Apartments Project, AMT, 2.71%,
   5/7/08, (LOC: PNC Bank NA) (a) (e)        1,295         1,295
Hillsborough County Housing Finance
   Authority Multi-Family Housing,
   Claymore Crossings Apartments, AMT,
   2.75%, 5/7/08, (LOC: Citigroup,
   Inc.) (a) (e)                             1,340         1,340
Lake County Industrial Development
   Authority, Locklando Door & Millwork,
   AMT, 2.56%, 5/1/08, (LOC: RBC Centura
   Bank) (a) (e)                             2,924         2,924
Ocean Highway and Port Authority,
   AMT, 3.10%, 5/7/08, (LOC: Wachovia
   Corp.) (a) (e)                            1,615         1,615


                           Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
FLORIDA, CONTINUED
Orange County Industrial Development
   Authority, Goodwill Industries, Inc.
   Project, 2.44%, 5/7/08, (LOC:
   SunTrust Banks, Inc.) (a) (b) (e)        $ 2,100       $ 2,100
Palm Beach County Housing Finance
   Authority, Multi-Family Housing,
   Azalea Place Apartments Project,
   Series A, AMT, 2.70%, 5/7/08
    (LOC: Freddie Mac) (a) (b) (e)            3,825         3,825
Palm Beach County, Galaxy Aviation
   Airport Project, AMT, 2.65%, 5/7/08,
   (LOC: Citigroup, Inc.) (a) (e)             7,700         7,700
                                                      ------------
                                                           36,124
                                                      ------------

GEORGIA (2.7%)
De Kalb County Housing Authority,
   Stone Mill Run Apartments Project,
   Series A, AMT, 2.73%, 5/1/08,
   (LOC: Regions Bank) (a) (e)                7,475         7,475
Emanuel County Development Authority,
   Jabo Metal Fabrication Project, AMT,
   2.95%, 5/7/08, (LOC: SunTrust Banks,
   Inc.) (a) (e)                              1,020         1,020
Kennesaw Development Authority,
   Multi-Family Housing, Walton Ridenour
   Apartments, AMT, 2.89%, 5/7/08, (LOC:
   SunTrust Banks, Inc.) (a) (e)              1,500         1,500
Macon-Bibb County Hospital Authority,
   2.58%, 5/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (e)                              1,200         1,200
                                                      ------------
                                                           11,195
                                                      ------------

IDAHO (0.4%)
Hailey Industrial Development Corp.,
   Rocky Mountain Hardware Project, AMT,
   2.68%, 5/1/08, (LOC: Wells Fargo &
   Co.) (a) (b) (e)                             915           915
Power County, Pollution Control, FMC
   Corp. Project, 2.75%, 5/1/08,
   (LOC: Wachovia Corp.) (a) (e)                700           700
                                                      ------------
                                                            1,615
                                                      ------------

ILLINOIS (8.6%)
Chicago O'Hare International Airport,
   Compagnie National Air France, AMT,
   2.67%, 5/7/08, (LOC: Societe Generale)
   (a) (e)                                    3,000         3,000
City of Chicago Solid Waste Disposal,
   Groot Industries, Inc. Project, AMT,
   6.50%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (b) (e)                          2,000         2,000

                                    Continued


                                         PRINCIPAL
                                           AMOUNT        VALUE
                                        -----------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
ILLINOIS, CONTINUED
City of Crystal Lake Development,
   Millennium Electronics Project, AMT,
   2.86%, 5/1/08, (LOC: U.S. Bancorp)
   (a) (e)                                 $ 1,470       $ 1,470
City of Peoria, Peoria Academy, Inc.
   Project, 3.00%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                 4,100         4,100
City of Savanna, Metform Corp.,
   Series A, AMT, 3.10%, 5/7/08, (LOC:
   JP Morgan, Inc.) (a) (e)                  1,800         1,800
County of Lake, Northpoint Associates
   LLC Project, AMT, 3.10%, 5/7/08,
   (LOC: Northern Trust Co.) (a) (e)         1,200         1,200
Finance Authority, Diamond-Star
   Motors Corp. Project, 2.68%, 5/1/08,
   (LOC: KeyBank NA) (a) (b) (e)               900           900
Finance Authority, Quality Metal
   Finishing Co., AMT, 2.60%, 5/1/08,
   (LOC: Bank of America) (a) (e)            1,300         1,300
Finance Authority, Reliable Materials
   Project, AMT, 2.78%, 5/7/08,
   (LOC: Marshall & Isley Bank) (a) (e)      3,700         3,700
Finance Authority, Stromberg Allen &
   Co. Project, AMT, 2.85%, 5/1/08,
   (LOC: Bank of America) (a) (e)            7,500         7,500
Finance Authority, Transparent
   Container Project, AMT, 3.10%,
   5/1/08, (LOC: JP Morgan, Inc.) (a) (e)    1,500         1,500
Finance Authority, Waste Management
   Project, AMT, 2.60%, 5/1/08,
   (LOC: Wachovia Corp.) (a) (e)             1,900         1,900
Lake Villa Allendale Association
   Project, 2.47%, 5/1/08, (LOC: Bank of
   America) (a) (b) (e)                      1,225         1,225
West Chicago Industrial, Bison Gear
   and Engineering, AMT, 2.60%, 5/1/08,
   (LOC: JP Morgan, Inc.) (a) (b) (e)        1,484         1,484
Wheeling Industrial, Circuit Service,
   Inc. Project, AMT, 3.10%, 5/1/08,
   (LOC: JP Morgan, Inc.) (a) (b) (e)        1,000         1,000
Woodridge Development, Home Run Inn
   Frozen Foods, AMT, 3.00%, 5/1/08,
   (LOC: JP Morgan, Inc.) (a) (e)              900           900
                                                      -----------
                                                          34,979
                                                      -----------

INDIANA (4.1%)
County of St Joseph Family and
   Children's Center Project, 2.58%,
   5/1/08, (LOC: Wells Fargo & Co.) (a) (e)  2,000         2,000



                           Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
INDIANA, CONTINUED
Dekko Foundation Educational
   Facilities Tax Exempt Income Trust,
   Series 1, 2.85%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                  $ 750         $ 750
Development Finance Authority, I.V.C.
   Industrial Coatings, Inc. Project,
   AMT, 3.10%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (e)                              2,335         2,335
Development Finance Authority,
   Regional Council of Carpenters,
   2.85%, 5/1/08, (LOC: National City
   Corp.) (a) (b) (e)                         1,135         1,135
Development Finance Authority,
   Republic Services, Inc. Project, AMT,
   2.68%, 5/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (e)                              2,000         2,000
Development Finance Authority, South
   Central Mental Health, 2.58%, 5/1/08,
   (LOC: Wells Fargo & Co.) (a) (b) (e)       3,000         3,000
Gary Chicago International Airport
   Authority, AMT, 2.76%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)                4,100         4,100
Indiana Development Finance Authority,
   AMT, 3.10%, 5/1/08, (LOC:
   JP Morgan, Inc.) (a) (e)                   1,100         1,100
                                                      ------------
                                                           16,420
                                                      ------------

IOWA (0.7%)
Scott County Industrial, M.A. Ford
   Manufacturing Co., Inc. Project, AMT,
   2.53%, 5/1/08, (LOC: Wells Fargo &
   Co.) (a) (e)                               2,970         2,970
                                                      ------------

KENTUCKY (2.2%)
Economic Development Finance
   Authority, Republic Services, Inc.
   Project, AMT, 3.30%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                      6,075         6,075
Economic Development Finance
   Authority, Republic Services, Inc.
   Project, AMT, 3.30%, 5/1/08,
   (LOC: Bank of America) (a) (e)             3,000         3,000
                                                      ------------
                                                            9,075
                                                      ------------

LOUISIANA (0.3%)
Calcasieu Parish Industrial
   Development Board, Citgo Petroleum
   Corp. Project, AMT, 2.65%, 5/1/08,
   (LOC: BNP Paribas) (a) (e)                 1,300         1,300
                                                      ------------



                                    Continued


                                         PRINCIPAL
                                           AMOUNT        VALUE
                                        -----------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
MAINE (0.8%)
Finance Authority of Maine, William
   Arthur, Inc., AMT, 3.60%, 5/7/08,
   (LOC: JP Morgan, Inc.) (a) (b) (e)      $ 3,100       $ 3,100
                                                      -----------

MICHIGAN (4.1%)
Grand Rapids, Clipper Belt Lacer Co.,
   Project, AMT, 2.60%, 5/1/08,
   (LOC: Bank of America) (a) (e)            2,000         2,000
Higher Education Facilities
   Authority, University of Detroit
   Mercy, 2.65%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (e)                       765           765
Macomb County Hospital Finance
   Authority, Mount Clemens General
   Hospital, Series A-1, 2.68%, 5/1/08,
   (LOC: Comerica Bank) (a) (e)              5,665         5,665
Oakland County Economic Development
   Corp., Openings Project, AMT, 2.60%,
   5/1/08, (LOC: Bank of America) (a) (e)    2,755         2,755
Strategic Fund, Henry Ford Museum
   Village Project, 2.60%, 5/1/08,
   (LOC: Comerica Bank) (a) (e)              1,600         1,600
Strategic Fund, JC Gibbons
   Manufacturing, Inc. Project, AMT,
   2.58%, 5/1/08, (LOC: Comerica Bank) (a) (e) 720           720
Strategic Fund, Lansing Saint Vincent
   Home Project, 2.48%, 5/1/08,
   (LOC: Comerica Bank) (a) (e)                300           300
Strategic Fund, LaPeer Industries,
   Inc. Project, AMT, 2.60%, 5/1/08,
   (LOC: Bank of America) (a) (e)            2,965         2,965
                                                      -----------
                                                          16,770
                                                      -----------

MINNESOTA (2.7%)
City of Blue Earth Development,
   Nortech Systems, Inc. Project, AMT,
   2.63%, 5/1/08, (LOC: Wells Fargo &
   Co.) (a) (e)                              1,310         1,310
City of Minneapolis, Minnehaha
   Academy Project, 2.70%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)               3,500         3,500
Higher Education Facilities
   Authority, Saint Olaf College, Series
   5-H, 2.60%, 5/1/08, (LOC: Bank of
   Montreal) (a) (e)                         1,000         1,000
Lauderdale, Children's Home Society
   Project, 2.70%, 5/1/08, (LOC: U.S.
   Bancorp) (a) (e)                            190           190
Little Canada, Wellington III
   Project, AMT, 2.69%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (b) (e)             420           420

                           Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
MINNESOTA, CONTINUED
Roseville Health Care Facilities,
   Presbyterian Homes Project, 2.63%,
   5/1/08, (LOC: U.S. Bancorp) (a) (e)      $ 2,525       $ 2,525
Saint Paul Housing and Redevelopment
   Authority, Kendrick Apartments
   Project, AMT, 2.75%, 5/7/08,
   (LOC: U.S. Bancorp) (a) (e)                  975           975
St. Paul Port Authority, AMT, 2.53%,
   5/1/08, (LOC: Wells Fargo & Co.) (a) (e)     990           990
                                                      ------------
                                                           10,910
                                                      ------------

MISSISSIPPI (0.7%)
Business Finance Corp., Calgon Carbon
   Corp. Project, AMT, 2.61%, 5/1/08,
   (LOC: JP Morgan, Inc.) (a) (b) (e)         2,925         2,925
                                                      ------------

MISSOURI (1.8%)
Missouri State Development Finance
   Board, St Louis Air Cargo Services,
   AMT, 2.64%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (e)                              2,000         2,000
State Health & Educational Facilities
   Authority, Bethesda Health Group,
   2.63%, 5/1/08, (LOC: U.S. Bancorp)
   (a) (e)                                    3,000         3,000
State Health and Educational
   Facilities Authority, Drury College,
   2.63%, 5/1/08, (LOC: Bank of America)
   (a) (e)                                      965           965
State Health and Educational
   Facilities Authority, Drury
   University, 2.63%, 5/1/08,
   (LOC: Bank of America) (a) (e)             1,485         1,485
                                                      ------------
                                                            7,450
                                                      ------------

MONTANA (0.3%)
Cascade County, Montana Milling, Inc.
   Project, AMT, 2.68%, 5/1/08,
   (LOC: Wells Fargo & Co.) (a) (e)           1,100         1,100
                                                      ------------

NEVADA (1.6%)
Housing Division, Multi-Family
   Housing, Golden Apartments, AMT,
   2.65%, 5/1/08, (LOC: Freddie
   Mac) (a) (e)                               1,200         1,200
Housing Division, Multi-Unit Housing
   Revenue Project, Series A, AMT,
   2.65%, 5/1/08, (LOC: Wachovia Corp.)
   (a) (e)                                    2,500         2,500


                                    Continued


                                         PRINCIPAL
                                           AMOUNT        VALUE
                                        -----------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
NEVADA, CONTINUED
Nevada Housing Division, Multi-Family
   Housing, Series A, AMT, 2.65%,
   5/1/08, (LOC: Wachovia Corp.) (a) (e)   $ 3,000       $ 3,000
                                                      -----------
                                                           6,700
                                                      -----------

NEW MEXICO (0.9%)
Bernalillo County Multifamily Housing
   Project, AMT, 2.49%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)               3,200         3,200
Farmington Pollution Control Revenue,
   Series C, AMT, 2.52%, 5/1/08,
   (LOC: Barclays Bank PLC) (a) (e)            300           300
                                                      -----------
                                                           3,500
                                                      -----------

NORTH CAROLINA (3.1%)
Capital Facilities Finance Agency,
   Duke Energy Carolinas Project, Series
   B, AMT, 2.43%, 5/1/08, (LOC: Wachovia
   Corp.) (a) (e)                            4,500         4,500
Capital Facilities Finance Agency,
   Duke Energy Carolinas Project, Series
   A, AMT, 2.60%, 5/1/08, (LOC: Wachovia
   Corp.) (a) (e)                            4,000         4,000
Capital Facilities Finance Agency,
   Republic Services, Inc., AMT, 2.68%,
   5/1/08, (LOC: SunTrust Banks, Inc.)
   (a) (e)                                   2,450         2,450
Johnston County Industrial Facilities
   & Pollution Control Financing
   Authority, AMT, 2.68%, 5/1/08,
   (LOC: Wells Fargo & Co.) (a) (e)          1,075         1,075
Montgomery County Industrial
   Facilities & Pollution Control
   Financing Authority, AMT, 2.68%,
   5/1/08, (LOC: SunTrust Banks, Inc.)
   (a) (e)                                     700           700
                                                      -----------
                                                          12,725
                                                      -----------

NORTH DAKOTA (0.1%)
Hebron Industrial, Dacco, Inc.
   Project, AMT, 2.65%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (b) (e)             520           520
                                                      -----------

OHIO (1.6%)
Air Quality Development Authority,
   Pollution Control, Series C, 2.75%,
   5/1/08, (LOC: Wachovia Corp.) (a) (e)     2,000         2,000
Cleveland-Cuyahoga County Port
   Authority, CBT Project, AMT, 2.82%,
   5/1/08, (LOC: Royal Bank of Scotland)
   (a) (e)                                   1,710         1,710



                           Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
OHIO, CONTINUED
Columbiana County, East Liverpool
   Area Y Project, 2.70%, 5/1/08,
   (LOC: National City Corp.) (a) (e)         $ 675         $ 675
County of Coshocton Hospital
   Facilities, Echoing Hills Village,
   Inc. Project, 3.00%, 5/1/08, (LOC: JP
   Morgan, Inc.) (a) (b) (e)                    165           165
County of Montgomery Health Care,
   Community Blood Center Project,
   3.00%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (e)                              1,370         1,370
Summit County Industrial, SSP
   Fittings Corp. Project, 3.10%,
   5/1/08, (LOC: JP Morgan, Inc.) (a) (e)       575           575
                                                      ------------
                                                            6,495
                                                      ------------

OKLAHOMA (0.5%)
Oklahoma Industries Authority, Casady
   School Project, 3.00%, 5/1/08, (LOC:
   JP Morgan, Inc.) (a) (e)                   1,980         1,980
                                                      ------------

OREGON (1.3%)
Port of Portland, Portland Bulk
   Terminal, AMT, 2.60%, 5/1/08,
   (LOC: Canadian Imperial Bank of
   Commerce) (a) (e)                          2,000         2,000
State of Oregon Economic Development,
   McFarland Cascade, Series 175, AMT,
   2.65%, 5/1/08, (LOC: U.S. Bancorp)
   (a) (b) (e)                                  500           500
State of Oregon, Newsprint Project,
   Series 203, AMT, 2.73%, 5/1/08,
   (LOC: Toronto - Dominion) (a) (e)          1,800         1,800
State of Oregon, SP Newsprint Co. Project,
   Series 202, AMT, 2.73%, 5/1/08,
   (LOC: Toronto - Dominion) (a) (e)          1,000         1,000
                                                      ------------
                                                            5,300
                                                      ------------

PENNSYLVANIA (3.2%)
Allegheny County Hospital Development
   Authority, Jefferson Regional, Series
   A, 3.70%, 5/1/08, (LOC: PNC Bank NA),
   (Mandatory Put 5/1/08 @ 100) (a) (e)       2,500         2,500
Allegheny County Industrial
   Development Authority, Sacred Heart
   High School, 2.43%, 5/1/08,
   (LOC: PNC Bank NA) (a) (e)                 1,200         1,200
Allegheny County Industrial
   Development Authority, Sewickley
   Academy, Series A, 2.41%, 5/1/08,
   (LOC: PNC Bank NA) (a) (e)                   900           900

                                    Continued


                                         PRINCIPAL
                                           AMOUNT        VALUE
                                        -----------   -----------

MUNICIPAL DEMAND NOTES, CONTINUED
PENNSYLVANIA, CONTINUED
Berks County Industrial Development
   Authority, Manufacturing Facilities,
   Ram Industries, Inc. Project, AMT,
   2.71%, 5/7/08, (LOC: PNC Bank NA) (a) (e) $ 960         $ 960
Higher Educational Facilties
   Authority, Associated Independent
   Colleges & Universities, Series G3,
   3.38%, 11/1/08, (LOC: PNC Bank NA),
   (Mandatory Put 11/1/08 @ 100) (a) (e)     1,200         1,200
Higher Educational Facilties
   Authority, Gwynedd Mercy College,
   Series P1, RADIAN, 2.15%, 5/1/08,
   (LOC: Commerce Bank/PA NA),
   (Mandatory Put 5/1/08 @ 100) (a) (e)      5,000         5,000
Westmoreland County Industrial
   Development Authority, Greensburg
   Thermal, Series A, 2.38%, 5/1/08,
   (LOC: PNC Bank NA) (a) (e)                1,425         1,425
                                                      -----------
                                                          13,185
                                                      -----------

RHODE ISLAND (0.8%)
Warwick Housing Authority, Trafalgar
   East Apartments Project, AMT, 2.65%,
   5/1/08, (LOC: Bank of America)
   (a) (b) (e)                               3,300         3,300
                                                      -----------

SOUTH CAROLINA (0.3%)
South Carolina Jobs-Economic
   Development Authority, Accutrex
   Products Precision, AMT, 2.61%,
   5/1/08, (LOC: PNC Bank NA) (a) (e)        1,290         1,290
                                                      -----------

SOUTH DAKOTA (0.4%)
County of Lawrence Solid Waste
   Disposal, Series A, AMT, 2.56%,
   5/1/08, (LOC: JP Morgan, Inc.) (a) (e)    1,700         1,700
                                                      -----------

TENNESSEE (5.7%)
Covington Industrial Development
   Board, Charms Co. Project, AMT,
   3.10%, 5/7/08, (LOC: Bank of America)
   (a) (e)                                   5,000         5,000
Greeneville Industrial Development
   Board, Pet, Inc. Project, 2.38%,
   5/1/08, (LOC: BNP Paribas) (a) (b) (e)      500           500
Jackson Industrial Development Board,
   AMT, 2.61%, 5/1/08,
  (LOC: PNC Bank NA) (a) (e)                 8,000         8,000
Lewisburg Industrial Development
   Board, Waste Management, Inc.
   Project, AMT, 2.56%, 5/1/08,
   (LOC: Wachovia Corp.) (a) (e)             3,000         3,000

                           Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
-------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
TENNESSEE, CONTINUED
Loudon Industrial Development Board,
   Continental Carbonic Products, AMT,
   2.70%, 5/1/08, (LOC: JP Morgan,
   Inc.) (a) (e)                             $ 1,980       $ 1,980
Shelby County Health Educational &
   Housing Facilities Board, Courtyard
   Apartments Project, Series A, AMT,
   2.66%, 5/1/08, (LOC: National City
   Corp.) (a) (b) (e)                          5,000         5,000
                                                       ------------
                                                            23,480
                                                       ------------

TEXAS (4.6%)
Beaumont Independent School District,
   GO, PSF, 4.00%, 5/1/08, (LOC: BNP
   Paribas), (Mandatory Put
   8/15/08 @ 100) (a) (e)                      2,000         2,007
Brazos Harbor Industrial Development
   Corp., American Rice, Inc. Project,
   Series B, AMT, 2.60%, 5/1/08,
   (LOC: HSBC Holdings PLC) (a) (e)            9,950         9,950
Brazos River Authority, AMT, 2.95%,
   5/7/08, (LOC: Citigroup, Inc.) (a) (e)      1,010         1,010
Colorado River Municipal Water
   District, Republic Waste Services,
   Inc. Project, AMT, 2.63%, 5/1/08,
   (LOC: Bank of America) (a) (e)              4,000         4,000
Waco Industrial Development Corp.,
   Patriot Homes of Texas Project, AMT,
   2.80%, 5/7/08, (LOC: Wells Fargo &
   Co.) (a) (e)                                2,000         2,000
                                                       ------------
                                                            18,967
                                                       ------------

UTAH (0.7%)
County of Salt Lake, Community
   Foundation Disabled Project, 2.58%,
   5/1/08, (LOC: Wells Fargo & Co.) (a) (e)    1,515         1,515
Housing Corp., Multi-Family Housing,
   Pointe Apartments Project, AMT,
   2.51%, 5/1/08, (LOC: U.S. Bancorp) (a) (e)  1,100         1,100
West Valley City, Johnson Matthey,
   Inc. Project, 2.68%, 5/1/08,
   (LOC: HSBC Holdings PLC) (a) (b) (e)          300           300
                                                       ------------
                                                             2,915
                                                       ------------

VIRGINIA (0.5%)
Brunswick County Industrial
   Development Authority, Aegis Waste
   Solutions, Inc., AMT, 3.10%, 5/1/08,
   (LOC: Credit Suisse Group) (a) (e)          1,000         1,000


                                   Continued

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
VIRGINIA, CONTINUED
Suffolk Redevelopment and Housing
   Authority, North Beach Apartments,
   2.54%, 5/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (b) (e)                        $ 1,200       $ 1,200
                                                      ------------
                                                            2,200
                                                      ------------

WASHINGTON (5.5%)
Economic Development Finance
   Authority, B & H Dental Laboratory
   Project, Series B, AMT, 2.54%,
   5/1/08, (LOC: U.S. Bancorp) (a) (e)        1,855         1,855
Economic Development Finance
   Authority, Novelty Hill Properties
   LLC, Series C, AMT, 2.37%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)                3,210         3,210
Health Care Facilities Authority,
   Swedish Health Services, 2.68%,
   5/7/08, (LOC: Citigroup, Inc.) (a) (b) (e) 4,000         4,000
Kitsap County Industrial Development
   Corp., Cara Land Co. LLC Project,
   AMT, 2.53%, 5/1/08, (LOC: Wells Fargo
   & Co.) (a) (e)                             2,500         2,500
Pierce County Economic Development
   Corp., Quality Stamping Project, AMT,
   2.53%, 5/1/08, (LOC: Wells Fargo &
   Co.) (a) (e)                               2,225         2,225
Seattle Housing Authority, High Point
   Project, AMT, 2.56%, 5/1/08,
   (LOC: KeyBank NA) (a) (e)                  1,500         1,500
Seattle Housing Authority, Rainier
   Vista Project, AMT, 2.37%, 5/1/08,
   (LOC: KeyBank NA) (a) (e)                    100           100
State Housing Finance Commission,
   Clark Island Portfolio, AMT,
   2.54%, 5/1/08, (LOC: Freddie Mac) (a) (e)  3,560         3,560
Washington Economic Development
   Finance Authority, American Mill Work
   Project, Series C, AMT, 2.57%,
   5/1/08, (LOC: KeyBank NA) (a) (e)          3,480         3,480
                                                      ------------
                                                           22,430
                                                      ------------

WISCONSIN (5.9%)
Baraboo Wisconsin Industrial
   Development Revenue, Teel Plastics,
   Inc. Project, AMT, 2.70%, 5/1/08,
   (LOC: Marshall & Isley Bank) (a) (e)      10,000        10,000
City of Whitehall, Industrial
   Development Revenue, AMT, 2.90%,
   5/1/08, (LOC: JP Morgan, Inc.) (a) (e)     2,000         2,000



                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)

-------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  ------------

MUNICIPAL DEMAND NOTES, CONTINUED
WISCONSIN, CONTINUED
Farmington Industrial Development
   Revenue, Swiss Valley Farms Co.
   Project, AMT, 2.53%, 5/1/08,
   (LOC: Wells Fargo & Co.) (a) (b) (e)        $ 500         $ 500
Kiel Industries, Polar Ware Company
   Project, AMT, 2.86%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)                 1,325         1,325
Manitowoc Development, Cher-Make
   Sausage Co. Project, AMT, 2.86%,
   5/1/08, (LOC: U.S. Bancorp) (a) (e)         2,190         2,190
Oconomowoc Community Development
   Authority, AMT, 2.73%, 5/1/08,
   (LOC: Bank of America) (a) (e)              1,200         1,200
Onalaska Industrial, Empire Screen
   Printing Project, AMT, 2.86%, 5/1/08,
   (LOC: U.S. Bancorp) (a) (e)                   945           945
Red Cedar, Fairmount Minerals, Ltd.,
   AMT, 3.76%, 5/1/08, (LOC: National
   City Corp.) (a) (e)                         4,000         4,000
West Bend Industrial, Jackson
   Concrete, Inc. Project, AMT, 2.86%,
   5/1/08, (LOC: U.S. Bancorp) (a) (e)         1,750         1,750
                                                       ------------
                                                            23,910
                                                       ------------

WYOMING (4.2%)
County of Sweetwater, Environment,
   Pacificorp Project, AMT, 2.80%,
   5/1/08, (LOC: Barclays Bank PLC) (a) (e)   17,100        17,100
                                                       ------------

TOTAL MUNICIPAL DEMAND NOTES                               382,570
                                                       ------------

                                             SHARES
                                         ------------
MONEY MARKETS (0.4%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (c)                              39,129            39
Dreyfus Tax Exempt Cash Management (c)     1,485,034         1,485
Goldman Sachs Financial Square
   Tax-Free Money Market Fund (c)             58,752            59
                                                       ------------

TOTAL MONEY MARKETS                                          1,583
                                                       ------------

TOTAL INVESTMENTS (COST $414,522)+ - 101.2%                414,522

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%              (4,874)
                                                       ------------

NET ASSETS - 100.0%                                       $409,648
                                                       ============



                                    Continued




NOTES TO SCHEDULE OF INVESTMENTS

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at April 30, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund/portfolio.

(d) All or part of this security has been designated as collateral for when issued or delayed delivery transactions.

(e)  Maturity date is next rate reset date.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
AMBAC - American Municipal Bond Assurance Corp.
CR - Custodian Receipt
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
PSF - Public School Fund
Radian - Radian Guaranty, Inc.
W/I - When Issued

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                                      7.6%
Cash & Cash Equivalents                                      0.4%
Development                                                  5.7%
Education                                                    5.2%
Facilities                                                   1.1%
General                                                      4.9%
General Obligation                                           1.3%
Higher Education                                             2.5%
Housing                                                      7.6%
Industrial                                                   7.9%
Industrials                                                 23.3%
Leisure Time                                                 0.1%
Medical                                                      5.0%
Miscellaneous                                                1.1%
Multifamily Housing                                          3.5%
Municipal                                                    0.2%
Pollution                                                    3.4%
Regional Authority                                           1.2%
Resource Recovery                                           13.5%
Retirement/Aged Care                                         0.7%
Revenue Bonds                                                0.9%
Suppress                                                     1.6%
Transportation                                               2.4%
Utilities                                                    0.1%
             See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

Open futures contracts as of April 30, 2008 (Amounts in thousands, except contract amount):

                                                                                                      UNREALIZED
                                NUMBER OF                                          NOTIONAL          APPRECIATION/   MARKET
                                CONTRACTS       CONTRACT TYPE                       AMOUNT          (DEPRECIATION)    VALUE
------------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus                6      S&P 500 Index, 6/19/08               $ 1,963            $ 116         $ 2,079
                                     ======                                        ==========       ==========      ==========

Equity Index                            35      S&P 500 Index, 6/19/08                11,664              464          12,128
                                     ======                                        ==========       ==========      ==========

International Equity                     7      Australian Dollar, 6/16/08               648               11             659
                                        17      British Pound, 6/16/08                 2,146              (39)          2,107
                                        18      Euro Currency, 6/18/08                 3,487               25           3,512
                                        18      FTSE 100 Index, 6/20/08                1,962              220           2,182
                                        19      Japanese Yen, 6/18/08                  2,371              (79)          2,292
                                         5      Share Price Index 200, 6/19/08           597               64             661
                                        64      STOXX 50 Index, 6/20/08                3,385              373           3,758
                                        19      TOPIX Index, 6/13/08                   2,381               91           2,472
                                     ------                                        ----------       ----------      ----------
                                       167                                            16,977              666          17,643
                                     ======                                        ==========       ==========      ==========

Total Return Bond                       75      U.S. Treasury 5-Year Note, 6/30/08     8,438              (39)          8,399
                                     ======                                        ==========       ==========      ==========

Short Term Bond                        150      U.S. Treasury 2-Year Note, 6/30/08   $32,145           $ (242)        $31,903
                                     ======                                        ==========       ==========      ==========

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
Open Credit Default Swaps Swaps as of April 30, 2008 (Amounts in thousands, except notional amount):

                                                                                                                        UNREALIZED
                                                             BUY/SELL    (PAY)/RECEIVE                     NOTIONAL    APPRECIATION/
                    COUNTERPARTY     CONTRACT TYPE         PROTECTION     FIXED RATE    EXPIRATION DATE    AMOUNT     (DEPRECIATION)
                    ----------------------------------------------------------------------------------------------------------------
Total Return Bond   UBS Warburg   Dow Jones CDX N.A. IG9      Sell           0.60%           12/20/12      5,000,000       $ (79)
                                                                                                                           =====

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

The table below reflects Dividend Growth's activities in written options, all of which were for purposes of earning additional income during the period. No other Funds engaged in written option contracts during the period ended April 30, 2008.

     NUMBER OF CONTRACTS       BALANCE AT JULY 31, 2007   OPTIONS WRITTEN    OPTIONS EXPIRED     BALANCE AT APRIL 30, 2008
                               -------------------------------------------------------------------------------------------
Dividend Growth                          0                      155              (155)                       0

     PREMIUMS
Dividend Growth                         $0                       17               (17)                      $0

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

ORGANIZATION--Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of thirty-one separate investment portfolios, one of which has not commenced investment operations.

The accompanying schedules of investments and notes relate only to the series of the Trust (individually a "Fund" and collectively the "Funds") listed below. Each Fund is a diversified investment company for purposes of the Act, except for Fifth Third Dividend Growth Fund and Fifth Third Ohio Municipal Bond Fund, each of which is a non-diversified investment company. Dollar amounts are in thousands unless otherwise indicated.

PORTFOLIO NAME
Fifth Third Small Cap Growth Fund ("Small Cap Growth")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth")
Fifth Third Quality Growth Fund ("Quality Growth")
Fifth Third Structured Large Cap Plus Fund ("Structured Large Cap Plus") Fifth Third Equity Index Fund ("Equity Index")
Fifth Third Micro Cap Value Fund ("Micro Cap Value")
Fifth Third Small Cap Value Fund ("Small Cap Value")
Fifth Third All Cap Value Fund, formerly, Fifth Third Multi Cap Value Fund
   ("All Cap Value")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap")
Fifth Third LifeModel Aggressive FundSM ("LifeModel AggressiveSM")
Fifth Third LifeModel Moderately Aggressive FundSM ("LifeModel Moderately
   AggressiveSM")
Fifth Third LifeModel Moderate FundSM ("LifeModel ModerateSM")
Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel Moderately
   ConservativeSM")
Fifth Third LifeModel Conservative FundSM ("LifeModel ConservativeSM") (the foregoing five funds collectively the "LifeModel FundsSM")
Fifth Third Strategic Income Fund ("Strategic Income")
Fifth Third Dividend Growth Fund ("Dividend Growth")
Fifth Third International Equity Fund ("International Equity")
Fifth Third High Yield Bond Fund ("High Yield Bond")
Fifth Third Total Return Bond Fund, formerly, Fifth Third Bond Fund
   ("Total Return Bond")
Fifth Third Short Term Bond Fund ("Short Term Bond")
Fifth Third Municipal Bond Fund ("Municipal Bond")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond")
Fifth Third Prime Money Market Fund ("Prime Money Market")
Fifth Third Institutional Money Market Fund ("Institutional Money Market") Fifth Third Institutional Government Money Market Fund ("Institutional
   Government Money Market")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal
   Money Market")
Fifth Third Municipal Money Market Fund ("Municipal Money Market")

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America.

FUND MERGERS--On November 16, 2007, certain funds of the Trust (each an "Acquiring Fund") acquired the respective net assets of certain other funds of the Trust (each an "Acquired Fund"), pursuant to Agreements and Plans of Reorganization approved by shareholders of each respective Acquired Fund on November 16, 2007 (the Closing and Shareholder Meeting Dates). The acquisitions were accomplished by a tax-free exchange of shares of each class of each Acquiring Fund for the corresponding class of the corresponding Acquired Fund as of the Closing Date.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting of the Board of Trustees on August 7, 2007, the Trustees approved an Agreement and Plan of Reorganization (the "Plan"), which proposed consolidation of Balanced into Quality Growth whereby Quality Growth would acquire the net assets of Balanced. These Funds filed a combined proxy/prospectus filing with the Securities and Exchange Commission on August 30, 2007, indicating a shareholder meeting to be held on or about November 16, 2007. The Shareholder meeting was adjourned to February 8, 2008, and again to February 22, 2008, at which date a majority of shareholders of Balanced approved the merger and was affected after the close of business. The acquisition was accomplished by a tax-free exchange of shares of each class of the Acquiring Fund for the corresponding class of the Acquired Fund as of the Closing Date.

Capital losses of the Acquired Funds are carried over to the Acquiring Fund on Closing Date. The Internal Revenue Code limits the ability of the Acquiring Funds to utilize capital losses of Acquired Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Fund's Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds' net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity may use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

The market value of fair valued securities as a percentage of total net assets as of this report date was 0.4%, 99.3%, 0.6%, 7.8% and 0.8% for Quality Growth, International Equity, Strategic Income, Total Return Bond and Short Term Bond, respectively.

REPURCHASE AGREEMENTS--The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, have legally segregated in the Federal Reserve Book Entry System, or have segregated within the custodian bank's vault, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME-- Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage-and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--International Equity may enter into forward foreign currency contracts ("forwards"), which are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. A forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable or unwilling to meet the terms of a forward or if the value of the currency changes unfavorably. International Equity segregates cash and/ or securities in a sufficient amount as collateral to the extent the Fund has open forward contracts as of this report date. See Notes to Schedules of Investments..

FOREIGN CURRENCY COMMITMENTS--International Equity may enter into foreign currency commitments for the settlement of security transactions in foreign currencies. Risks may arise upon entering into these transactions from the potential inability or unwillingness of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Foreign currency transactions are adjusted by the daily spot exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of Dividend Growth, Intermediate Municipal Bond and Ohio Municipal Bond, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index or interest rate over a predetermined time period. Cash and/ or securities are segregated or delivered to dealers in order to maintain a position ("initial margin"). Subsequent payments made or received by the Fund based on the daily change in the market value of the position ("variation margin") are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Funds' activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/ or securities, which is restricted as to its use by these Funds, is segregated as collateral. See Notes to Schedules of Investments.

OPTIONS WRITTEN CONTRACTS -- When a Fund writes or sells put or call option contracts, it records the proceeds on sales (premium) received and the corresponding liability. The risk in writing a call option is that a Fund may incur a loss when the associated security market price or index value increases. The risk in writing a put option is that a Fund may incur a loss when the associated security market price or index value decreases. A Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist for the relevant security. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of an option transaction. When an option is exercised, the proceeds on sales (premium) for a written call option and the purchase cost for a written put option is adjusted by the amount of premium received or paid. See Notes to Schedule of Investments.

SHORT SALES -- Structured Large Cap enters into short sales whereby it sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security's price. The initial amount of a short sale is recorded

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

as a liability which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a "short against the box"), as the security's price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security's price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions at period end. See Notes to Schedule of Investments.

SWAP AGREEMENTS -- The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Total Return Bond has entered into a credit default swap agreement with a recognized counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party - typically a corporate issuer or sovereign issuer of an emerging country - on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, "bullet-type" payments as "notional principal contracts" for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a "notional principal contract" for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities at period end, a sufficient amount of cash and/ or securities is segregated as collateral.

LENDING PORTFOLIO SECURITIES-- Each Fund (except U.S. Treasury Money Market) may lend securities up to 33 1/3% of the Fund's total assets (plus the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Trustees and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company ("State Street"), to act as lending agent and to administer its securities lending program. The Funds commenced lending securities on April 16, 2008. U.S. Treasury Money Market inadvertently lent securities through April 29, 2008 resulting in $79 of securities lending income. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day's market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day's market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. As of April 30, 2008, cash collateral received for the Funds engaged in securities lending was invested in the State Street Navigator Prime Securities Lending Portfolio. Additionally, Equity Index, Disciplined Large Cap Value and International Equity received non-cash collateral, which they are not permitted to sell or re-pledge, in the amounts of $37, $2,218 and $721, respectively. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s).

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative and distribution fees.

RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the "Securities Act") and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by FTAM's Pricing Committee, comprised of personnel of the Advisor, subject to oversight by the Board of Directors, and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At April 30, 2008, Total Return Bond held the following restricted securities:

                                                     SECURITY TYPE        ACQUISITION   ACQUISITION    FAIR       VALUE AS %
                                                                              DATE         COST        VALUE    OF NET ASSETS
----------------------------------------------- ------------------------- ------------- ------------ ---------- --------------
TOTAL RETURN BOND
Deutsche Mortgage Securities, Inc., Series          Mortgage-Backed
2005-WF1                                               Securities          09/16/2005        $1,297    $ 1,156      0.18%

Restructured Assets Certificates, Series            Mortgage-Backed
2006-9                                                 Securities          08/10/2006         5,235      4,095      0.65%

Squared CDO, Ltd., Series 2007-1A                   Mortgage-Backed
                                                       Securities          05/01/2007         3,955        200      0.03%
                                                                                            -------    -------      ----
                                                                                            $10,487    $ 5,451      0.86%
                                                                                            =======    =======      ====

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CONCENTRATIONS

International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Intermediate Municipal Bond held a significant amount of its investments in debt obligations issued by the State of Michigan and its political subdivisions, agencies and public authorities as of this report date. The Fund is more susceptible to factors adversely affecting issuers of municipal securities from this state than a fund that is not concentrated in these issuers to the same extent.

Ohio Municipal Bond and Michigan Municipal Bond hold a significant portion of their investments in debt obligations issued by each of the States of Ohio and Michigan, respectively, and each state's respective political subdivisions, agencies and public authorities. These Funds are more susceptible to factors adversely affecting issuers of municipal securities from these states than a fund that is not concentrated in these issuers to the same extent.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.     EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President

Date:  June 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President
(Principal Executive Officer)

Date: June 20, 2008

/s/ Shannon King
----------------
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date:  June 20, 2008